Schedule of Investments (unaudited)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$662	$571,035
3.38%, 03/01/41	624	476,166
4.65%, 10/01/28(a)	1,398	1,394,792
4.75%, 03/30/30	1,115	1,110,264
5.38%, 06/15/33	603	608,229
5.40%, 10/01/48(a)	1,296	1,262,331
Omnicom Group Inc.
2.45%, 04/30/30	1,013	899,219
2.60%, 08/01/31(a)	1,285	1,114,487
4.20%, 06/01/30	992	965,658
5.30%, 11/01/34(a)	890	900,685
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	2,325	2,292,689
		11,595,555
Aerospace & Defense — 1.8%
Airbus SE
3.15%, 04/10/27(a)(b)	1,525	1,476,512
3.95%, 04/10/47(a)(b)	1,100	914,952
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	1,075	1,145,822
BAE Systems Holdings Inc.
3.85%, 12/15/25(a)(b)	1,054	1,040,775
4.75%, 10/07/44(a)(b)	633	585,795
BAE Systems PLC
1.90%, 02/15/31(b)	1,550	1,302,606
3.00%, 09/15/50(a)(b)	970	659,191
3.40%, 04/15/30(b)	1,920	1,796,143
5.00%, 03/26/27(b)	1,390	1,400,225
5.13%, 03/26/29(b)	1,200	1,215,228
5.25%, 03/26/31(b)	290	295,745
5.30%, 03/26/34(b)	1,490	1,521,392
5.50%, 03/26/54(b)	1,500	1,543,755
5.80%, 10/11/41(b)	712	745,437
Boeing Co. (The)
2.20%, 02/04/26	6,755	6,528,139
2.25%, 06/15/26	771	737,676
2.70%, 02/01/27	1,580	1,501,491
2.75%, 02/01/26	1,530	1,488,281
2.80%, 03/01/27	717	682,728
2.95%, 02/01/30(a)	1,230	1,100,804
3.10%, 05/01/26(a)	1,129	1,096,157
3.20%, 03/01/29	1,475	1,360,843
3.25%, 02/01/28	1,332	1,259,069
3.25%, 03/01/28	802	754,356
3.25%, 02/01/35	1,056	851,116
3.30%, 03/01/35	528	425,670
3.38%, 06/15/46	715	479,442
3.45%, 11/01/28	632	592,003
3.50%, 03/01/39	541	409,457
3.50%, 03/01/45(a)	469	324,472
3.55%, 03/01/38	720	558,148
3.60%, 05/01/34	1,513	1,284,406
3.63%, 02/01/31	1,730	1,577,303
3.63%, 03/01/48(a)	528	364,874
3.65%, 03/01/47	535	373,839
3.75%, 02/01/50(a)	1,813	1,281,673
3.83%, 03/01/59(a)	479	318,724
3.85%, 11/01/48	596	423,354
3.90%, 05/01/49	1,202	860,619
Security	Par (000)	Value
Aerospace & Defense (continued)
3.95%, 08/01/59	$1,497	$1,016,994
5.04%, 05/01/27(a)	2,840	2,840,916
5.15%, 05/01/30	5,550	5,526,145
5.71%, 05/01/40	4,390	4,256,582
5.81%, 05/01/50	7,844	7,500,055
5.88%, 02/15/40	755	741,624
5.93%, 05/01/60	4,787	4,525,951
6.13%, 02/15/33	644	667,778
6.26%, 05/01/27(b)	1,055	1,081,103
6.30%, 05/01/29(b)	2,660	2,770,582
6.39%, 05/01/31(b)	2,360	2,485,892
6.53%, 05/01/34(b)	2,770	2,945,327
6.63%, 02/15/38(a)	492	519,512
6.86%, 05/01/54(b)	3,260	3,540,454
6.88%, 03/15/39(a)	798	853,508
7.01%, 05/01/64(b)	2,155	2,346,575
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)	105	111,287
GE Capital Funding LLC, 4.55%, 05/15/32(a)	1,295	1,267,498
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	1,820	1,736,429
General Dynamics Corp.
1.15%, 06/01/26(a)	1,222	1,166,011
2.13%, 08/15/26	156	150,288
2.25%, 06/01/31	770	671,589
2.63%, 11/15/27	700	666,355
2.85%, 06/01/41	900	671,037
3.50%, 04/01/27	1,293	1,268,066
3.60%, 11/15/42	474	393,212
3.63%, 04/01/30	1,557	1,489,399
3.75%, 05/15/28	1,811	1,769,588
4.25%, 04/01/40	1,082	981,841
4.25%, 04/01/50	1,230	1,065,036
General Electric Co.
4.35%, 05/01/50	370	326,929
4.50%, 03/11/44	640	579,653
5.88%, 01/14/38	1,100	1,166,631
6.15%, 08/07/37(a)	655	704,810
6.75%, 03/15/32	875	978,519
6.88%, 01/10/39	1,225	1,434,598
HEICO Corp.
5.25%, 08/01/28	965	980,701
5.35%, 08/01/33	825	841,463
Hexcel Corp., 4.20%, 02/15/27	570	559,291
Howmet Aerospace Inc.
3.00%, 01/15/29	785	732,817
4.85%, 10/15/31	95	94,522
5.90%, 02/01/27	465	476,815
5.95%, 02/01/37	865	917,410
6.75%, 01/15/28	435	459,558
L3Harris Technologies Inc.
1.80%, 01/15/31(a)	1,203	1,010,683
2.90%, 12/15/29	1,161	1,060,576
3.85%, 12/15/26	1,122	1,104,497
4.40%, 06/15/28	2,966	2,936,081
4.85%, 04/27/35	632	614,320
5.05%, 06/01/29	790	799,640
5.05%, 04/27/45	594	570,128
5.25%, 06/01/31	555	565,674
5.35%, 06/01/34	885	903,254
5.40%, 01/15/27	1,570	1,595,905

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 07/31/33	$1,940	$1,984,569
5.50%, 08/15/54	990	1,003,166
5.60%, 07/31/53	616	630,425
6.15%, 12/15/40	521	561,811
Lockheed Martin Corp.
1.85%, 06/15/30	995	863,878
2.80%, 06/15/50	1,451	960,334
3.55%, 01/15/26	1,376	1,361,712
3.60%, 03/01/35	764	687,187
3.80%, 03/01/45	1,629	1,344,633
3.90%, 06/15/32	1,165	1,103,718
4.07%, 12/15/42	2,055	1,790,524
4.09%, 09/15/52	2,206	1,832,110
4.15%, 06/15/53	1,375	1,154,244
4.30%, 06/15/62	1,194	1,000,834
4.45%, 05/15/28	878	879,452
4.50%, 02/15/29	1,210	1,208,865
4.50%, 05/15/36(a)	807	777,160
4.70%, 05/15/46	1,637	1,528,415
4.75%, 02/15/34	1,280	1,271,138
4.80%, 08/15/34	1,080	1,074,202
5.10%, 11/15/27	1,542	1,572,235
5.20%, 02/15/55(a)	785	783,790
5.20%, 02/15/64	715	704,024
5.25%, 01/15/33	1,365	1,409,092
5.70%, 11/15/54(a)	1,520	1,626,326
5.72%, 06/01/40	300	318,090
5.90%, 11/15/63	1,120	1,229,186
Series B, 6.15%, 09/01/36	840	928,982
Northrop Grumman Corp.
3.20%, 02/01/27	1,011	983,429
3.25%, 01/15/28	2,589	2,488,729
3.85%, 04/15/45	963	786,853
4.03%, 10/15/47(a)	3,219	2,661,260
4.40%, 05/01/30	1,702	1,678,400
4.60%, 02/01/29	755	755,168
4.70%, 03/15/33	1,665	1,645,485
4.75%, 06/01/43	1,579	1,474,727
4.90%, 06/01/34(a)	975	973,279
4.95%, 03/15/53	1,120	1,055,436
5.05%, 11/15/40	614	601,866
5.15%, 05/01/40	791	783,347
5.20%, 06/01/54	1,770	1,732,094
5.25%, 05/01/50	1,505	1,478,986
Northrop Grumman Systems Corp., 7.75%, 02/15/31	220	253,927
Rolls-Royce PLC, 5.75%, 10/15/27(b)	250	254,421
RTX Corp.
1.90%, 09/01/31	1,515	1,261,084
2.25%, 07/01/30(a)	1,546	1,358,705
2.38%, 03/15/32	1,797	1,521,212
2.65%, 11/01/26(a)	1,182	1,141,973
2.82%, 09/01/51	1,760	1,129,776
3.03%, 03/15/52	1,725	1,150,049
3.13%, 05/04/27	1,477	1,426,318
3.13%, 07/01/50	1,885	1,299,427
3.50%, 03/15/27	2,000	1,951,320
3.75%, 11/01/46	1,892	1,494,408
4.05%, 05/04/47	1,117	918,564
4.13%, 11/16/28	4,004	3,932,679
4.15%, 05/15/45	1,282	1,081,556
Security	Par (000)	Value
Aerospace & Defense (continued)
4.20%, 12/15/44(a)	$330	$280,782
4.35%, 04/15/47	1,683	1,453,029
4.45%, 11/16/38	1,089	1,004,793
4.50%, 06/01/42	4,689	4,236,096
4.63%, 11/16/48	2,365	2,127,074
4.70%, 12/15/41	695	643,827
4.80%, 12/15/43	789	731,081
4.88%, 10/15/40	546	520,228
5.00%, 02/27/26(a)	470	472,057
5.15%, 02/27/33	1,500	1,520,693
5.38%, 02/27/53(a)	1,760	1,752,623
5.40%, 05/01/35	685	705,373
5.70%, 04/15/40(a)	540	566,128
5.75%, 11/08/26	1,640	1,672,325
5.75%, 01/15/29	1,110	1,156,991
6.00%, 03/15/31	1,720	1,831,213
6.05%, 06/01/36	555	600,970
6.10%, 03/15/34	1,965	2,113,949
6.13%, 07/15/38	855	928,082
6.40%, 03/15/54	1,810	2,066,133
6.70%, 08/01/28	715	763,671
7.20%, 08/15/27	240	254,347
7.50%, 09/15/29	1,025	1,146,353
		220,131,729
Agriculture — 1.2%
Altria Group Inc.
2.45%, 02/04/32	2,540	2,131,820
2.63%, 09/16/26	910	878,757
3.40%, 05/06/30	1,223	1,137,444
3.40%, 02/04/41	2,296	1,745,868
3.70%, 02/04/51	2,036	1,478,852
3.88%, 09/16/46	2,274	1,746,487
4.00%, 02/04/61(a)	1,215	911,330
4.25%, 08/09/42	1,020	852,918
4.40%, 02/14/26	1,529	1,523,919
4.45%, 05/06/50	977	801,359
4.50%, 05/02/43	957	821,991
4.80%, 02/14/29	3,254	3,249,380
5.38%, 01/31/44(a)	2,240	2,208,941
5.80%, 02/14/39	2,694	2,768,421
5.95%, 02/14/49(a)	3,351	3,446,091
6.20%, 11/01/28	680	714,217
6.20%, 02/14/59(a)	613	634,953
6.88%, 11/01/33(a)	830	922,739
Archer-Daniels-Midland Co.
2.50%, 08/11/26	1,560	1,507,026
2.70%, 09/15/51	1,370	874,460
2.90%, 03/01/32	1,030	911,939
3.25%, 03/27/30	1,422	1,326,760
3.75%, 09/15/47	615	483,893
4.02%, 04/16/43	663	569,606
4.50%, 08/15/33(a)	310	302,815
4.50%, 03/15/49	680	607,949
4.54%, 03/26/42	450	413,480
5.38%, 09/15/35(a)	585	609,315
5.77%, 03/01/41(c)	255	267,548
5.94%, 10/01/32(a)	536	579,452
BAT Capital Corp.
2.26%, 03/25/28(a)	2,278	2,102,104
2.73%, 03/25/31	1,714	1,507,881
3.22%, 09/06/26	1,430	1,392,480

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.46%, 09/06/29(a)	$1,142	$1,075,257
3.56%, 08/15/27	3,128	3,036,760
3.73%, 09/25/40	295	231,316
3.98%, 09/25/50	370	276,691
4.39%, 08/15/37	3,393	3,028,363
4.54%, 08/15/47	2,971	2,466,310
4.70%, 04/02/27	1,709	1,707,181
4.74%, 03/16/32	1,347	1,317,594
4.76%, 09/06/49	1,656	1,408,150
4.91%, 04/02/30	1,970	1,966,587
5.28%, 04/02/50	828	765,187
5.65%, 03/16/52	894	858,296
5.83%, 02/20/31	1,105	1,150,514
6.00%, 02/20/34	1,105	1,159,635
6.34%, 08/02/30	1,255	1,334,222
6.42%, 08/02/33	1,865	2,011,674
7.08%, 08/02/43	1,140	1,280,724
7.08%, 08/02/53(a)	1,410	1,615,312
7.75%, 10/19/32	815	943,006
BAT International Finance PLC
1.67%, 03/25/26	1,428	1,371,346
4.45%, 03/16/28	1,885	1,869,527
5.93%, 02/02/29	1,395	1,450,776
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,548	1,366,538
3.25%, 08/15/26	1,149	1,121,428
3.75%, 09/25/27	839	820,293
4.10%, 01/07/28	535	526,160
4.20%, 09/17/29(a)	500	490,272
4.65%, 09/17/34(a)	695	673,084
Cargill Inc.
0.75%, 02/02/26(a)(b)	957	917,061
1.70%, 02/02/31(b)	975	817,494
2.13%, 04/23/30(b)	1,013	894,723
2.13%, 11/10/31(a)(b)	769	647,965
3.13%, 05/25/51(a)(b)	1,200	840,610
3.25%, 05/23/29(b)	1,310	1,240,571
3.63%, 04/22/27(a)(b)	1,115	1,094,438
3.88%, 05/23/49(b)	630	507,812
4.00%, 06/22/32(b)	1,155	1,101,406
4.38%, 04/22/52(b)	819	718,223
4.50%, 06/24/26(a)(b)	575	575,288
4.75%, 04/24/33(b)	940	935,753
4.76%, 11/23/45(a)(b)	972	897,878
5.13%, 10/11/32(b)	1,162	1,182,261
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	1,178	1,151,424
3.88%, 07/26/29(b)	1,744	1,661,660
5.50%, 02/01/30(a)(b)	1,190	1,211,888
5.88%, 07/01/34(b)	1,005	1,020,035
6.13%, 07/27/27(b)	1,640	1,688,546
JT International Financial Services BV, 6.88%, 10/24/32(b)	580	645,370
Philip Morris International Inc.
0.88%, 05/01/26	1,248	1,185,371
1.75%, 11/01/30	1,688	1,425,755
2.10%, 05/01/30	1,475	1,292,381
2.75%, 02/25/26	1,363	1,333,117
3.13%, 08/17/27	668	646,465
3.13%, 03/02/28	851	815,103
3.38%, 08/15/29(a)	1,155	1,095,016
Security	Par (000)	Value
Agriculture (continued)
3.88%, 08/21/42	$1,259	$1,039,935
4.13%, 03/04/43	1,338	1,135,892
4.25%, 11/10/44	1,940	1,663,969
4.38%, 11/01/27	875	870,906
4.38%, 11/15/41	1,335	1,183,632
4.50%, 03/20/42(a)	1,072	965,861
4.63%, 11/01/29(a)	875	872,429
4.75%, 02/12/27	1,210	1,215,224
4.75%, 11/01/31	875	868,950
4.88%, 02/13/26(a)	1,718	1,723,656
4.88%, 02/15/28	2,260	2,279,812
4.88%, 02/13/29	1,627	1,640,927
4.88%, 11/15/43	740	694,633
4.90%, 11/01/34(a)	875	863,796
5.13%, 11/17/27	2,090	2,122,880
5.13%, 02/15/30	2,628	2,675,722
5.13%, 02/13/31	2,075	2,109,538
5.25%, 09/07/28	535	547,126
5.25%, 02/13/34	2,010	2,040,280
5.38%, 02/15/33	2,960	3,028,164
5.50%, 09/07/30	575	595,188
5.63%, 11/17/29	1,735	1,805,785
5.63%, 09/07/33	1,590	1,656,118
5.75%, 11/17/32	2,030	2,128,918
6.38%, 05/16/38	2,105	2,337,477
Reynolds American Inc.
5.70%, 08/15/35	1,058	1,087,275
5.85%, 08/15/45	3,286	3,249,057
6.15%, 09/15/43(a)	852	875,768
7.25%, 06/15/37	635	716,652
Viterra Finance BV
2.00%, 04/21/26(b)	1,021	976,726
3.20%, 04/21/31(b)	1,065	948,652
4.90%, 04/21/27(b)	585	581,228
5.25%, 04/21/32(b)	365	364,556
		153,164,744
Airlines — 0.1%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(b)	105	102,601
5.31%, 10/20/31(b)	50	48,996
Delta Air Lines Inc.
3.75%, 10/28/29	650	606,063
4.38%, 04/19/28(a)	170	165,959
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	5,235	5,199,712
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,708	2,731,166
Southwest Airlines Co.
2.63%, 02/10/30(a)	1,276	1,139,171
3.00%, 11/15/26(a)	469	452,605
3.45%, 11/16/27	144	138,583
5.13%, 06/15/27(a)	2,998	3,023,191
		13,608,047
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	1,688	1,626,852
2.75%, 03/27/27(a)	1,735	1,675,889
2.85%, 03/27/30	2,665	2,456,360
3.25%, 03/27/40	1,559	1,251,601

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
3.38%, 11/01/46	$936	$712,988
3.38%, 03/27/50(a)	1,905	1,416,912
3.63%, 05/01/43	825	681,890
3.88%, 11/01/45(a)	1,583	1,313,466
Ralph Lauren Corp., 2.95%, 06/15/30	1,426	1,314,756
Tapestry Inc.
3.05%, 03/15/32(a)	1,165	1,006,362
4.13%, 07/15/27	712	698,677
		14,155,753
Auto Manufacturers — 2.8%
American Honda Finance Corp.
1.30%, 09/09/26	1,435	1,355,729
1.80%, 01/13/31(a)	645	545,320
2.00%, 03/24/28	1,409	1,299,747
2.25%, 01/12/29	1,270	1,157,243
2.30%, 09/09/26	1,167	1,122,917
2.35%, 01/08/27	900	861,775
3.50%, 02/15/28	932	903,771
4.40%, 10/05/26	740	738,989
4.40%, 09/05/29	880	870,222
4.45%, 10/22/27	950	946,599
4.60%, 04/17/30(a)	1,155	1,149,094
4.70%, 01/12/28(a)	1,110	1,117,298
4.75%, 01/12/26	435	435,607
4.85%, 10/23/31	950	947,417
4.90%, 03/12/27	735	741,345
4.90%, 07/09/27	695	701,068
4.90%, 03/13/29	1,125	1,136,031
4.90%, 01/10/34(a)	830	825,822
4.95%, 01/09/26	750	752,682
5.05%, 07/10/31(a)	840	848,573
5.13%, 07/07/28	1,010	1,028,466
5.25%, 07/07/26	965	974,798
5.65%, 11/15/28	965	1,001,283
5.85%, 10/04/30	1,210	1,275,798
BMW Finance NV, 2.85%, 08/14/29(a)(b)	1,040	956,343
BMW U.S. Capital LLC
1.25%, 08/12/26(a)(b)	782	739,249
1.95%, 08/12/31(b)	560	470,036
2.55%, 04/01/31(b)	1,082	947,526
2.80%, 04/11/26(b)	1,440	1,406,093
3.30%, 04/06/27(a)(b)	1,112	1,079,783
3.45%, 04/01/27(a)(b)	1,186	1,156,155
3.63%, 04/18/29(a)(b)	1,245	1,187,786
3.70%, 04/01/32(a)(b)	890	822,758
3.75%, 04/12/28(a)(b)	1,156	1,119,916
3.95%, 08/14/28(a)(b)	993	967,313
4.15%, 04/09/30(a)(b)	1,605	1,555,003
4.60%, 08/13/27(a)(b)	850	848,902
4.65%, 08/13/26(a)(b)	755	755,631
4.65%, 08/13/29(a)(b)	770	764,637
4.85%, 08/13/31(a)(b)	845	840,723
4.90%, 04/02/27(a)(b)	945	951,879
4.90%, 04/02/29(b)	1,040	1,043,369
5.05%, 04/02/26(a)(b)	865	869,069
5.05%, 08/11/28(b)	945	956,233
5.15%, 08/11/33(a)(b)	610	617,367
5.15%, 04/02/34(a)(b)	875	883,562
Cummins Inc.
1.50%, 09/01/30	1,335	1,131,121
2.60%, 09/01/50(a)	1,388	879,014
Security	Par (000)	Value
Auto Manufacturers (continued)
4.88%, 10/01/43	$760	$729,067
4.90%, 02/20/29	415	421,058
5.15%, 02/20/34(a)	745	764,940
5.45%, 02/20/54	855	876,991
7.13%, 03/01/28	360	388,325
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	1,420	1,344,134
2.38%, 12/14/28(a)(b)	570	520,690
2.50%, 12/14/31(b)	1,035	885,595
3.65%, 04/07/27(b)	1,377	1,344,348
5.00%, 01/15/27(a)(b)	815	819,018
5.13%, 09/25/27(b)	620	625,570
5.13%, 01/19/28(a)(b)	1,285	1,299,438
5.13%, 09/25/29(a)(b)	685	693,465
5.15%, 01/16/26(b)	652	654,355
5.38%, 01/18/34(a)(b)	735	748,021
5.38%, 06/25/34(a)(b)	755	769,138
5.40%, 09/20/28(b)	990	1,011,869
5.50%, 09/20/33(b)	735	754,674
Ford Holdings LLC, 9.30%, 03/01/30	300	345,641
Ford Motor Co.
3.25%, 02/12/32	3,740	3,190,081
4.35%, 12/08/26	2,155	2,125,424
4.75%, 01/15/43	3,280	2,735,278
5.29%, 12/08/46(a)	1,795	1,623,420
6.10%, 08/19/32(a)	2,350	2,397,601
7.40%, 11/01/46	450	499,146
7.45%, 07/16/31(a)	875	959,684
9.63%, 04/22/30	545	638,278
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,585	1,518,545
2.90%, 02/16/28	1,285	1,193,610
2.90%, 02/10/29	1,700	1,536,953
3.63%, 06/17/31	1,295	1,143,500
3.82%, 11/02/27	1,135	1,092,452
4.00%, 11/13/30	3,170	2,902,960
4.13%, 08/17/27	2,230	2,166,382
4.27%, 01/09/27	1,605	1,575,962
4.39%, 01/08/26	1,100	1,090,074
4.54%, 08/01/26(a)	1,015	1,003,457
4.95%, 05/28/27	2,431	2,415,028
5.11%, 05/03/29(a)	2,730	2,683,654
5.13%, 11/05/26	1,285	1,282,326
5.30%, 09/06/29(a)	930	920,928
5.80%, 03/05/27	1,820	1,842,899
5.80%, 03/08/29	1,820	1,837,982
5.85%, 05/17/27(a)	1,722	1,747,565
6.05%, 03/05/31	1,195	1,218,981
6.05%, 11/05/31	500	507,449
6.13%, 03/08/34	2,215	2,233,514
6.80%, 05/12/28	2,080	2,168,973
6.80%, 11/07/28	2,210	2,313,161
6.95%, 03/06/26	930	947,281
6.95%, 06/10/26	490	501,607
7.12%, 11/07/33	1,865	2,005,388
7.20%, 06/10/30	1,060	1,132,451
7.35%, 11/04/27(a)	2,785	2,937,385
7.35%, 03/06/30	2,520	2,702,599
General Motors Co.
4.20%, 10/01/27	1,479	1,455,535
5.00%, 10/01/28(a)	1,237	1,243,706

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 04/01/35	$1,235	$1,192,275
5.15%, 04/01/38	1,653	1,567,914
5.20%, 04/01/45	1,733	1,583,444
5.40%, 10/15/29	1,245	1,265,718
5.40%, 04/01/48(a)	1,095	1,019,175
5.60%, 10/15/32(a)	1,505	1,551,442
5.95%, 04/01/49	1,405	1,404,157
6.25%, 10/02/43	2,205	2,268,229
6.60%, 04/01/36	1,953	2,111,416
6.75%, 04/01/46(a)	1,064	1,160,814
6.80%, 10/01/27(a)	1,698	1,781,698
General Motors Financial Co. Inc.
1.25%, 01/08/26	2,075	1,995,305
1.50%, 06/10/26	1,760	1,674,592
2.35%, 02/26/27	1,540	1,460,148
2.35%, 01/08/31	1,559	1,328,413
2.40%, 04/10/28	1,566	1,446,993
2.40%, 10/15/28	1,410	1,287,754
2.70%, 08/20/27	1,689	1,598,781
2.70%, 06/10/31	1,777	1,531,920
3.10%, 01/12/32	2,040	1,777,568
3.60%, 06/21/30	1,622	1,501,515
3.85%, 01/05/28(a)	759	738,835
4.00%, 10/06/26	1,073	1,058,588
4.30%, 04/06/29	1,090	1,060,880
4.35%, 01/17/27(a)	2,123	2,103,427
4.90%, 10/06/29(a)	1,065	1,060,808
5.00%, 04/09/27	2,230	2,239,006
5.25%, 03/01/26	1,822	1,829,490
5.35%, 07/15/27(a)	1,075	1,088,660
5.40%, 04/06/26	1,841	1,853,740
5.40%, 05/08/27	1,257	1,274,081
5.45%, 09/06/34(a)	1,005	1,004,947
5.55%, 07/15/29	1,420	1,451,711
5.60%, 06/18/31	950	968,294
5.65%, 01/17/29(a)	818	838,222
5.75%, 02/08/31	1,242	1,276,780
5.80%, 06/23/28(a)	1,420	1,460,398
5.80%, 01/07/29	1,885	1,938,788
5.85%, 04/06/30	1,045	1,082,766
5.95%, 04/04/34(a)	1,597	1,646,246
6.00%, 01/09/28(a)	1,500	1,549,730
6.10%, 01/07/34	2,004	2,086,565
6.40%, 01/09/33(a)	1,233	1,308,008
Honda Motor Co. Ltd.
2.53%, 03/10/27(a)	1,015	974,108
2.97%, 03/10/32	1,325	1,180,836
Hyundai Capital America
1.30%, 01/08/26(a)(b)	1,165	1,120,672
1.50%, 06/15/26(a)(b)	1,435	1,363,773
1.65%, 09/17/26(b)	1,835	1,734,299
1.80%, 01/10/28(b)	1,020	931,039
2.00%, 06/15/28(a)(b)	1,331	1,207,065
2.10%, 09/15/28(b)	1,195	1,080,266
2.38%, 10/15/27(a)(b)	1,035	967,739
2.75%, 09/27/26(a)(b)	983	946,594
3.00%, 02/10/27(a)(b)	651	626,584
3.50%, 11/02/26(a)(b)	1,284	1,251,081
4.30%, 09/24/27(b)	825	814,857
4.55%, 09/26/29(b)	1,090	1,070,754
4.75%, 09/26/31(a)(b)	940	924,049
Security	Par (000)	Value
Auto Manufacturers (continued)
4.88%, 11/01/27(b)	$750	$750,430
5.25%, 01/08/27(b)	990	999,657
5.28%, 06/24/27(b)	935	945,208
5.30%, 03/19/27(a)(b)	990	1,001,799
5.30%, 01/08/29(a)(b)	1,055	1,069,578
5.30%, 06/24/29(b)	1,015	1,029,358
5.35%, 03/19/29(b)	820	833,473
5.40%, 01/08/31(b)	875	889,603
5.40%, 06/24/31(b)	900	915,501
5.45%, 06/24/26(b)	610	615,113
5.50%, 03/30/26(a)(b)	580	584,356
5.60%, 03/30/28(a)(b)	1,140	1,164,135
5.65%, 06/26/26(a)(b)	1,195	1,208,203
5.68%, 06/26/28(a)(b)	1,455	1,493,144
5.70%, 06/26/30(b)	850	877,595
5.80%, 04/01/30(b)	814	841,098
5.95%, 09/21/26(a)(b)	955	972,142
6.10%, 09/21/28(b)	1,190	1,238,715
6.20%, 09/21/30(a)(b)	895	944,606
6.38%, 04/08/30(a)(b)	1,050	1,111,798
6.50%, 01/16/29(b)	985	1,041,277
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	725	694,544
2.50%, 01/24/27(b)	600	571,407
3.63%, 08/29/27(b)	255	247,534
5.13%, 02/05/27(b)	455	457,576
5.13%, 02/05/29(b)	180	181,298
Kia Corp.
2.75%, 02/14/27(b)	380	363,759
3.25%, 04/21/26(b)	605	591,911
3.50%, 10/25/27(b)	645	622,375
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	1,413	1,357,128
2.45%, 03/02/31(a)(b)	1,065	926,697
2.63%, 03/10/30(a)(b)	1,190	1,064,697
3.10%, 08/15/29(a)(b)	918	851,500
3.45%, 01/06/27(a)(b)	1,468	1,434,606
3.75%, 02/22/28(b)	1,586	1,540,836
4.30%, 02/22/29(a)(b)	735	719,651
4.75%, 08/01/27(b)	1,145	1,146,226
4.80%, 03/30/26(a)(b)	1,435	1,436,857
4.80%, 11/13/26(b)	600	600,909
4.80%, 01/11/27(a)(b)	1,320	1,323,983
4.80%, 03/30/28(b)	1,540	1,543,116
4.80%, 08/01/29(a)(b)	1,045	1,043,301
4.85%, 01/11/29(a)(b)	1,055	1,057,203
4.88%, 07/31/26(b)	900	903,680
4.90%, 01/09/26(b)	750	751,668
4.90%, 11/15/27(a)(b)	600	602,182
5.00%, 01/11/34(a)(b)	950	940,738
5.05%, 08/03/33(a)(b)	905	905,874
5.10%, 08/03/28(b)	1,550	1,567,392
5.10%, 11/15/29(b)	600	606,268
5.13%, 08/01/34(b)	915	913,499
5.20%, 08/03/26(a)(b)	882	888,278
5.25%, 11/29/27(a)(b)	945	957,441
8.50%, 01/18/31	1,762	2,090,989
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	1,424	1,315,708
2.00%, 03/09/26(b)	1,165	1,108,118
2.45%, 09/15/28(b)	645	559,776

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
2.75%, 03/09/28(b)	$1,020	$909,212
5.30%, 09/13/27(a)(b)	755	735,676
5.55%, 09/13/29(a)(b)	855	821,967
6.95%, 09/15/26(a)(b)	475	481,441
7.05%, 09/15/28(a)(b)	1,105	1,128,995
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	3,630	3,417,257
4.81%, 09/17/30(a)(b)	3,336	3,019,402
PACCAR Financial Corp.
1.10%, 05/11/26(a)	625	595,849
2.00%, 02/04/27	665	632,660
4.00%, 09/26/29	625	611,154
4.45%, 03/30/26	355	355,140
4.45%, 08/06/27	675	676,988
4.60%, 01/10/28	775	780,777
4.60%, 01/31/29(a)	650	654,210
4.95%, 08/10/28(a)	90	91,570
5.00%, 05/13/27	1,255	1,274,729
5.00%, 03/22/34(a)	425	437,886
5.05%, 08/10/26	250	252,451
5.20%, 11/09/26(a)	560	568,212
Series R, 4.50%, 11/25/26	485	486,066
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	1,748	1,631,405
2.69%, 09/15/31(a)(b)	1,630	1,354,356
5.63%, 01/12/28(a)(b)	1,220	1,239,262
6.38%, 09/12/32(a)(b)	1,006	1,042,512
Toyota Motor Corp.
1.34%, 03/25/26	1,615	1,549,908
2.36%, 03/25/31	711	628,142
2.76%, 07/02/29(a)	640	596,142
3.67%, 07/20/28(a)	445	436,626
5.12%, 07/13/28(a)	725	741,044
5.12%, 07/13/33	575	597,310
5.28%, 07/13/26(a)	685	694,291
Toyota Motor Credit Corp.
0.80%, 01/09/26	1,210	1,161,768
1.13%, 06/18/26(a)	1,347	1,281,795
1.15%, 08/13/27(a)	1,012	928,240
1.65%, 01/10/31	1,210	1,014,863
1.90%, 01/13/27	1,420	1,347,880
1.90%, 04/06/28(a)	1,096	1,009,250
1.90%, 09/12/31	1,288	1,080,048
2.15%, 02/13/30	1,782	1,578,697
2.40%, 01/13/32(a)	495	424,809
3.05%, 03/22/27	1,990	1,930,929
3.05%, 01/11/28	581	556,439
3.20%, 01/11/27	1,419	1,384,592
3.38%, 04/01/30	2,182	2,047,961
3.65%, 01/08/29	1,310	1,264,522
4.35%, 10/08/27	940	937,397
4.45%, 05/18/26	1,575	1,574,606
4.45%, 06/29/29	1,145	1,139,614
4.55%, 08/07/26	630	630,842
4.55%, 09/20/27	1,528	1,532,890
4.55%, 08/09/29	880	879,395
4.55%, 05/17/30	965	959,800
4.60%, 10/10/31	925	912,949
4.63%, 01/12/28	1,730	1,738,314
4.65%, 01/05/29(a)	970	974,392
4.70%, 01/12/33	760	757,194
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 01/05/34	$465	$462,059
5.00%, 08/14/26	1,135	1,144,951
5.05%, 05/16/29	960	978,292
5.10%, 03/21/31	825	842,114
5.20%, 05/15/26	580	585,851
5.25%, 09/11/28	1,165	1,194,891
5.40%, 11/20/26(a)	1,375	1,398,780
5.45%, 11/10/27	1,190	1,223,195
5.55%, 11/20/30	965	1,005,101
Series B, 5.00%, 03/19/27	1,055	1,067,233
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	1,241	1,121,704
3.20%, 09/26/26(a)(b)	945	913,574
3.75%, 05/13/30(a)(b)	1,060	982,241
4.35%, 06/08/27(b)	2,120	2,083,255
4.60%, 06/08/29(b)	935	908,258
4.75%, 11/13/28(a)(b)	1,854	1,822,907
4.85%, 08/15/27(b)	725	720,157
4.90%, 08/14/26(b)	600	597,693
4.95%, 08/15/29(a)(b)	795	783,142
5.25%, 03/22/29(b)	1,110	1,107,282
5.30%, 03/22/27(b)	880	885,017
5.40%, 03/20/26(b)	600	602,552
5.60%, 03/22/34(a)(b)	755	752,982
5.65%, 09/12/28(b)	1,680	1,704,064
5.70%, 09/12/26(b)	950	960,243
5.90%, 09/12/33(a)(b)	790	805,341
6.00%, 11/16/26(b)	715	726,564
6.20%, 11/16/28(b)	575	594,009
6.45%, 11/16/30(b)	695	729,511
		344,407,878
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	2,236	1,372,211
4.35%, 03/15/29(a)	724	712,182
4.40%, 10/01/46	436	343,607
5.40%, 03/15/49(a)	518	467,790
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	1,030	905,563
4.15%, 05/01/52(a)	1,580	1,179,572
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	540	528,609
5.15%, 09/13/34(a)	685	658,105
5.75%, 09/13/54	630	588,242
BorgWarner Inc.
2.65%, 07/01/27(a)	1,549	1,477,349
4.38%, 03/15/45	829	700,499
4.95%, 08/15/29(a)	410	410,618
5.40%, 08/15/34(a)	640	645,298
Denso Corp.
1.24%, 09/16/26(b)	845	793,630
4.42%, 09/11/29(b)	665	659,779
Lear Corp.
2.60%, 01/15/32	630	531,711
3.50%, 05/30/30	745	687,296
3.55%, 01/15/52	835	582,299
3.80%, 09/15/27	1,087	1,059,306
4.25%, 05/15/29	842	815,641
5.25%, 05/15/49(a)	879	798,625
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	310	311,979

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
5.38%, 07/02/29(b)	$390	$394,118
5.50%, 07/02/34(b)	555	555,767
5.63%, 09/25/26(b)	195	196,837
5.75%, 09/25/28(b)	45	46,203
Magna International Inc.
2.45%, 06/15/30(a)	1,322	1,169,260
5.05%, 03/14/29	615	623,943
5.50%, 03/21/33(a)	720	744,112
5.98%, 03/21/26(a)	50	49,999
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(b)	15	15,159
Toyota Industries Corp., 3.57%, 03/16/28(b)	230	221,053
		20,246,362
Banks — 21.2%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(b)(d)	935	888,448
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(d)	1,570	1,427,040
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)(d)	1,492	1,290,500
4.80%, 04/18/26(b)	1,278	1,271,095
5.38%, 12/03/28, (1-year CMT + 0.780%)(b)(d)	800	801,776
5.84%, 12/03/35, (1-year CMT + 1.250%)(b)(d)	800	802,392
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(d)	1,860	1,905,730
AIB Group PLC
5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)(d)	1,215	1,243,049
6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)(d)	565	595,959
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(b)(d)	865	872,643
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(d)	130	133,069
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	1,378	1,308,541
2.55%, 02/13/30(a)(b)	1,470	1,325,146
3.45%, 07/17/27(a)(b)	982	954,101
3.45%, 01/21/28(b)	742	715,984
5.36%, 08/14/28(b)	1,140	1,165,293
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,575	1,490,756
2.38%, 10/22/31(a)(b)	685	587,193
5.28%, 06/17/32, (5-year CMT + 2.250%)(b)(d)	880	878,027
5.35%, 06/15/26(a)(b)	655	662,002
5.40%, 11/29/27(a)(b)	875	895,036
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(a)(b)(d)	2,563	2,201,452
4.40%, 05/19/26(b)	2,137	2,117,355
5.20%, 09/30/35, (1-year CMT + 1.470%)(b)(d)	1,090	1,071,900
5.73%, 09/18/34, (5-year CMT + 1.618%)(b)(d)	90	91,556
6.74%, 12/08/32(a)(b)	2,145	2,344,375
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	$1,000	$987,657
4.75%, 01/18/27	1,970	1,984,461
4.90%, 07/16/27	1,335	1,351,424
5.00%, 03/18/26	2,035	2,049,484
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	1,760	1,791,304
6.03%, 03/13/35, (1-year CMT + 1.950%)(d)	1,040	1,060,701
6.14%, 09/14/28, (1-year CMT + 2.700%)(d)	640	658,062
7.88%, 11/15/34, (1-year CMT + 3.300%)(d)	1,055	1,184,788
Banco de Bogota SA, 4.38%, 08/03/27(b)	200	193,378
Banco de Chile, 2.99%, 12/09/31(b)	75	64,539
Banco de Credito del Peru SA, 5.85%, 01/11/29(a)(b)	225	228,011
Banco de Credito e Inversiones SA
2.88%, 10/14/31(b)	640	550,011
3.50%, 10/12/27(b)	897	859,272
Banco General SA, 4.13%, 08/07/27(b)	385	372,183
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	557	543,046
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	463	447,510
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,446	1,165,777
Banco Santander Chile, 3.18%, 10/26/31(b)	85	75,259
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(d)	1,985	1,873,177
1.85%, 03/25/26	1,995	1,917,843
2.75%, 12/03/30	1,865	1,609,707
2.96%, 03/25/31(a)	1,285	1,142,170
3.23%, 11/22/32, (1-year CMT + 1.600%)(d)	1,275	1,104,978
3.31%, 06/27/29	2,380	2,231,399
3.49%, 05/28/30	1,592	1,463,340
3.80%, 02/23/28	1,817	1,756,080
4.18%, 03/24/28, (1-year CMT + 2.000%)(d)	2,280	2,239,221
4.25%, 04/11/27	2,110	2,079,166
4.38%, 04/12/28	1,835	1,804,251
5.29%, 08/18/27	2,025	2,041,998
5.37%, 07/15/28, (1-year CMT + 0.950%)(d)	1,870	1,889,144
5.44%, 07/15/31	1,715	1,749,075
5.54%, 03/14/30, (1-year CMT + 1.450%)(d)	1,790	1,818,702
5.55%, 03/14/28, (1-year CMT + 1.250%)(d)	1,125	1,138,062
5.59%, 08/08/28	1,950	1,995,912
6.35%, 03/14/34(a)	2,128	2,215,545
6.53%, 11/07/27, (1-year CMT + 1.650%)(d)	1,340	1,381,027
6.61%, 11/07/28	1,530	1,628,029
6.92%, 08/08/33	2,895	3,116,451
6.94%, 11/07/33	2,070	2,315,514
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(d)	1,240	1,081,326
4.30%, 06/15/27(b)	470	464,893
4.45%, 09/19/28(b)	775	764,301
5.30%, 09/21/28(b)	870	882,856
5.50%, 09/21/33(b)	1,155	1,183,377
5.65%, 07/05/34(a)(b)	1,980	2,043,463
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	7,970	7,584,942
1.90%, 07/23/31, (1-day SOFR + 1.530%)(d)	3,982	3,397,705
1.92%, 10/24/31, (1-day SOFR + 1.370%)(d)	3,738	3,162,656

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.09%, 06/14/29, (1-day SOFR + 1.060%)(d)	$4,400	$4,015,506
2.30%, 07/21/32, (1-day SOFR + 1.220%)(d)	5,252	4,459,765
2.48%, 09/21/36, (5-year CMT + 1.200%)(d)	2,839	2,359,304
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	4,914	4,376,733
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	3,350	3,196,316
2.57%, 10/20/32, (1-day SOFR + 1.210%)(d)	4,593	3,957,090
2.59%, 04/29/31, (1-day SOFR + 2.150%)(d)	4,322	3,856,524
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	7,406	5,372,711
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	6,882	6,025,882
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)(d)	1,747	1,150,421
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(d)	2,873	2,627,857
2.97%, 02/04/33, (1-day SOFR + 1.330%)(d)	5,765	5,050,608
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	3,065	2,078,993
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(d)	3,707	3,454,640
3.25%, 10/21/27(a)	3,803	3,673,076
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	4,813	3,773,412
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(d)	8,087	7,772,009
3.50%, 04/19/26	3,398	3,347,665
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(d)	4,324	4,249,425
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(d)	2,954	2,867,542
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(d)	2,955	2,884,282
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(d)	3,351	3,287,269
3.85%, 03/08/37, (5-year CMT + 2.000%)(d)	3,382	3,059,441
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,988	1,628,639
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(d)	3,796	3,699,264
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(d)	4,348	4,204,502
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	2,320	2,058,051
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	8,036	6,691,441
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	3,057	2,808,944
4.25%, 10/22/26	2,972	2,945,275
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(d)	4,206	4,133,654
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)(d)	3,553	3,075,101
4.38%, 04/27/28, (1-day SOFR + 1.580%)(d)	3,322	3,294,403
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,847	2,524,376
4.45%, 03/03/26	2,886	2,873,426
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	5,625	5,462,286
4.88%, 04/01/44	812	783,327
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	4,050	4,069,894
5.00%, 01/21/44	2,918	2,858,189
5.02%, 07/22/33, (1-day SOFR + 2.160%)(d)	7,020	7,046,291
5.08%, 01/20/27, (1-day SOFR + 1.290%)(d)	3,960	3,971,280
5.20%, 04/25/29, (1-day SOFR + 1.630%)(d)	5,235	5,297,964
Security	Par (000)	Value
Banks (continued)
5.29%, 04/25/34, (1-day SOFR + 1.910%)(d)	$7,060	$7,169,530
5.43%, 08/15/35, (1-day SOFR +1.913%)(d)	3,555	3,552,844
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	6,670	6,851,704
5.52%, 10/25/35, (1-day SOFR + 1.738%)(d)	3,660	3,676,786
5.82%, 09/15/29, (1-day SOFR + 1.570%)(d)	3,880	4,017,160
5.87%, 09/15/34, (1-day SOFR + 1.840%)(d)	5,280	5,568,246
5.88%, 02/07/42	2,313	2,500,697
5.93%, 09/15/27, (1-day SOFR + 1.340%)(d)	2,295	2,338,631
6.11%, 01/29/37(a)	2,904	3,102,146
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	3,075	3,200,816
6.22%, 09/15/26	705	722,948
7.75%, 05/14/38	2,438	2,957,287
Series L, 4.18%, 11/25/27	3,422	3,367,448
Series L, 4.75%, 04/21/45	949	883,869
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(d)	3,775	3,627,512
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(d)	2,774	2,426,427
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	1,628	1,231,139
Bank of America NA
5.53%, 08/18/26	2,990	3,038,141
6.00%, 10/15/36	1,863	1,990,346
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(d)	310	294,189
5.60%, 03/20/30, (1-day SOFR +1.620%)(b)(d)	635	647,697
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(d)	1,945	1,862,791
1.25%, 09/15/26(a)	2,375	2,239,674
2.65%, 03/08/27	2,290	2,201,581
3.09%, 01/10/37, (5-year CMT + 1.400%)(d)	2,242	1,892,776
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(d)	1,883	1,803,955
4.64%, 09/10/30, (1-day SOFR + 1.250%)(d)	955	947,485
5.20%, 02/01/28	2,095	2,129,457
5.27%, 12/11/26	1,850	1,874,866
5.30%, 06/05/26	2,480	2,505,959
5.37%, 06/04/27	2,605	2,652,712
5.51%, 06/04/31	1,560	1,609,963
5.72%, 09/25/28	1,885	1,955,316
7.30%, 11/26/84, (5-year CMT + 3.010%)(d)	500	516,261
7.70%, 05/26/84, (5-year CMT + 3.452%)(d)	30	31,218
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(d)	875	873,287
Series H, 4.70%, 09/14/27	1,960	1,965,725
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	915	876,962
1.05%, 10/15/26	933	875,560
1.65%, 07/14/28	660	599,953
1.65%, 01/28/31	647	545,182
1.80%, 07/28/31(a)	770	652,564
2.05%, 01/26/27(a)	920	877,019
2.45%, 08/17/26(a)	1,275	1,234,510
2.50%, 01/26/32(a)	595	515,476
2.80%, 05/04/26	1,264	1,235,262
3.00%, 10/30/28(a)	1,026	966,642
3.25%, 05/16/27	1,203	1,170,275
3.30%, 08/23/29	1,444	1,356,029
3.40%, 01/29/28	1,380	1,337,102

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(d)	$1,485	$1,445,656
3.85%, 04/28/28	1,471	1,444,238
3.85%, 04/26/29	630	614,535
3.99%, 06/13/28, (1-day SOFR + 1.151%)(d)	830	816,770
4.29%, 06/13/33, (1-day SOFR + 1.418%)(d)	1,097	1,053,732
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	940	939,302
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	745	743,456
4.71%, 02/01/34, (1-day SOFR + 1.512%)(d)	1,125	1,108,067
4.89%, 07/21/28, (1-day SOFR + 0.840%)(d)	1,115	1,122,358
4.95%, 04/26/27, (1-day SOFR + 1.026%)(d)	1,605	1,611,950
4.97%, 04/26/34, (1-day SOFR + 1.606%)(d)	1,305	1,305,433
4.98%, 03/14/30, (1-day SOFR +1.085%)(d)	1,835	1,855,509
5.06%, 07/22/32, (1-day SOFR + 1.230%)(d)	1,255	1,270,883
5.19%, 03/14/35, (1-day SOFR + 1.418%)(d)	1,855	1,884,511
5.23%, 11/20/35, (1-day SOFR + 1.253%)(d)	1,025	1,045,471
5.61%, 07/21/39, (1-day SOFR + 1.770%)(d)	465	476,419
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(d)	1,690	1,744,761
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(d)	2,104	2,227,522
6.32%, 10/25/29, (1-day SOFR + 1.598%)(d)	1,245	1,319,312
6.47%, 10/25/34, (1-day SOFR + 1.845%)(d)	1,600	1,765,152
Series J, 1.90%, 01/25/29(a)	982	888,129
Bank of New Zealand
1.00%, 03/03/26(b)	745	711,724
2.29%, 01/27/27(a)(b)	735	701,099
2.87%, 01/27/32(b)	430	376,104
4.85%, 02/07/28(b)	1,130	1,137,100
5.08%, 01/30/29(b)	1,040	1,055,090
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,171	1,121,316
1.30%, 09/15/26	1,442	1,362,309
1.35%, 06/24/26	1,275	1,214,029
1.95%, 02/02/27	1,535	1,453,660
2.15%, 08/01/31	1,065	901,431
2.45%, 02/02/32	1,450	1,237,428
2.70%, 08/03/26	1,553	1,505,991
2.95%, 03/11/27	1,035	999,134
4.40%, 09/08/28, (1-day SOFR + 1.000%)(d)	625	620,358
4.50%, 12/16/25	1,549	1,540,197
4.59%, 05/04/37, (5-year CMT + 2.050%)(d)	2,129	1,993,295
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(d)	1,025	1,009,172
4.75%, 02/02/26	1,755	1,757,672
4.85%, 02/01/30	2,345	2,357,438
5.25%, 06/12/28(a)	1,035	1,056,803
5.35%, 12/07/26	1,250	1,268,453
5.40%, 06/04/27	1,045	1,064,613
5.45%, 08/01/29	1,080	1,110,871
5.65%, 02/01/34(a)	1,685	1,759,536
8.63%, 10/27/82, (5-year CMT + 4.389%)(d)	310	330,475
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(d)	972	896,381
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)(d)	575	483,719
BankUnited Inc., 5.13%, 06/11/30(a)	575	560,660
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	1,420	1,343,647
4.75%, 07/13/27(b)	1,125	1,124,185
4.94%, 01/26/26(b)	1,210	1,212,068
Security	Par (000)	Value
Banks (continued)
5.09%, 01/23/27(b)	$1,355	$1,365,828
5.19%, 02/16/28(b)	595	601,123
5.79%, 07/13/28(a)(b)	1,150	1,185,586
5.90%, 07/13/26(b)	2,275	2,315,921
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(d)	2,250	2,136,094
2.65%, 06/24/31, (1-year CMT + 1.900%)(d)	1,542	1,356,982
2.67%, 03/10/32, (1-year CMT + 1.200%)(d)	1,612	1,392,434
2.89%, 11/24/32, (1-year CMT + 1.300%)(d)	2,055	1,765,673
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	1,585	1,197,942
3.56%, 09/23/35, (5-year CMT + 2.900%)(d)	1,573	1,404,501
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(d)	1,390	1,123,700
4.34%, 01/10/28	1,850	1,821,536
4.38%, 01/12/26	3,087	3,071,391
4.84%, 05/09/28(a)	3,024	2,992,625
4.84%, 09/10/28, (1-day SOFR + 1.340%)(d)	1,450	1,444,029
4.94%, 09/10/30, (1-day SOFR + 1.560%)(d)	2,065	2,046,631
4.95%, 01/10/47(a)	2,325	2,177,322
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(d)	2,203	2,202,475
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(d)	2,290	2,259,507
5.20%, 05/12/26	2,767	2,769,422
5.25%, 08/17/45(a)	2,205	2,166,722
5.34%, 09/10/35, (1-day SOFR + 1.910%)(d)	3,180	3,137,219
5.50%, 08/09/28, (1-year CMT + 2.650%)(d)	2,315	2,343,926
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)(d)	1,700	1,727,542
5.69%, 03/12/30, (1-day SOFR +1.740%)(d)	2,510	2,561,469
5.75%, 08/09/33, (1-year CMT + 3.000%)(d)	1,545	1,580,356
5.83%, 05/09/27, (1-day SOFR + 2.210%)(d)	3,115	3,150,516
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	625	661,963
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)(d)	3,055	3,219,258
6.49%, 09/13/29, (1-day SOFR + 2.220%)(d)	1,765	1,853,867
6.50%, 09/13/27, (1-day SOFR + 1.880%)(d)	1,590	1,629,778
6.69%, 09/13/34, (1-day SOFR + 2.620%)(d)	2,355	2,560,151
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(d)	2,250	2,445,844
7.39%, 11/02/28, (1-year CMT + 3.300%)(d)	2,250	2,394,275
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)(d)	2,882	3,251,956
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(b)	45	44,366
BNP Paribas SA
1.32%, 01/13/27, (1-day SOFR + 1.004%)(b)(d)	3,035	2,911,221
1.68%, 06/30/27, (1-day SOFR + 0.912%)(b)(d)	1,757	1,669,205
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(d)	2,067	1,900,935
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(d)	3,070	2,766,125
2.59%, 01/20/28, (1-day SOFR + 1.228%)(b)(d)	2,518	2,399,578
2.59%, 08/12/35, (5-year CMT + 2.050%)(b)(d)	2,804	2,385,356
2.82%, 01/26/41(a)(b)	1,380	982,917
2.87%, 04/19/32, (3-mo. CME Term SOFR + 1.387%)(b)(d)	3,587	3,107,564

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(d)	$2,045	$1,851,232
3.13%, 01/20/33, (1-day SOFR + 1.561%)(a)(b)(d)	1,855	1,617,810
3.50%, 11/16/27(b)	2,105	2,027,357
4.38%, 05/12/26(b)	1,730	1,708,306
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(b)(d)	2,025	1,951,012
4.40%, 08/14/28(b)	3,137	3,078,177
4.63%, 03/13/27(b)	2,523	2,495,566
5.13%, 01/13/29, (1-year CMT + 1.450%)(b)(d)	3,000	3,021,695
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(d)	2,235	2,253,983
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)(d)	410	412,396
5.28%, 11/19/30, (1-day SOFR + 1.280%)(b)(d)	1,800	1,808,054
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(d)	2,215	2,242,514
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(d)	2,095	2,128,856
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(d)	2,245	2,292,759
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(d)	2,965	3,098,629
5.91%, 11/19/35, (1-day SOFR + 1.920%)(b)(d)	2,000	1,996,096
BPCE SA
1.00%, 01/20/26(a)(b)	1,873	1,796,123
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(d)	1,852	1,750,552
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(d)	2,323	1,934,767
2.70%, 10/01/29(a)(b)	1,551	1,407,628
3.12%, 10/19/32, (1-day SOFR + 1.730%)(b)(d)	1,517	1,280,916
3.25%, 01/11/28(b)	1,595	1,518,275
3.38%, 12/02/26	746	728,043
3.50%, 10/23/27(b)	1,315	1,261,178
3.58%, 10/19/42, (1-day SOFR + 1.952%)(b)(d)	595	443,790
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(d)	1,640	1,407,578
4.63%, 09/12/28(b)	1,295	1,274,812
4.75%, 07/19/27(a)(b)	1,337	1,337,045
4.88%, 04/01/26(b)	1,088	1,083,174
5.13%, 01/18/28(a)(b)	1,220	1,230,801
5.20%, 01/18/27(a)(b)	715	722,199
5.28%, 05/30/29(b)	1,015	1,030,436
5.72%, 01/18/30, (1-year CMT + 1.959%)(b)(d)	1,350	1,371,169
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(d)	1,533	1,546,880
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(d)	1,660	1,689,555
5.98%, 01/18/27, (1-day SOFR + 2.100%)(b)(d)	2,040	2,056,930
6.51%, 01/18/35, (1-year CMT + 2.791%)(b)(d)	1,390	1,430,863
Security	Par (000)	Value
Banks (continued)
6.61%, 10/19/27, (1-day SOFR + 1.980%)(b)(d)	$1,045	$1,073,637
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)(d)	1,430	1,506,091
7.00%, 10/19/34, (1-day SOFR + 2.590%)(b)(d)	1,615	1,760,805
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(b)(d)	1,060	1,078,478
6.04%, 06/15/35, (1-day SOFR +2.260%)(a)(b)(d)	2,215	2,280,799
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)(d)	1,495	1,543,341
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(d)	1,230	1,264,325
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(d)	620	670,898
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	1,009	958,985
3.45%, 04/07/27	1,450	1,413,715
3.60%, 04/07/32	1,810	1,665,802
4.51%, 09/11/27, (1-day SOFR + 0.930%)(d)	900	896,732
4.63%, 09/11/30, (1-day SOFR + 1.335%)(d)	1,000	989,840
5.00%, 04/28/28	1,885	1,902,334
5.24%, 06/28/27	1,225	1,242,509
5.26%, 04/08/29(a)	1,380	1,406,524
5.62%, 07/17/26	405	410,639
5.93%, 10/02/26	700	715,388
5.99%, 10/03/28(a)	865	902,630
6.09%, 10/03/33(a)	1,790	1,916,381
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	790	741,629
Citibank NA
4.84%, 08/06/29	2,635	2,650,573
4.88%, 11/19/27, (1-day SOFR + 0.712%)(d)	1,750	1,753,207
4.93%, 08/06/26	1,320	1,327,049
5.44%, 04/30/26	2,830	2,859,052
5.49%, 12/04/26	3,140	3,193,286
5.57%, 04/30/34	2,745	2,857,642
5.80%, 09/29/28(a)	3,055	3,181,622
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(d)	3,350	3,208,997
1.46%, 06/09/27, (1-day SOFR + 0.770%)(d)	3,585	3,408,865
2.52%, 11/03/32, (1-day SOFR + 1.177%)(d)	2,629	2,238,807
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	4,425	3,824,358
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	5,110	4,516,453
2.67%, 01/29/31, (1-day SOFR + 1.146%)(d)	3,694	3,304,394
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(d)	1,925	1,411,720
2.98%, 11/05/30, (1-day SOFR + 1.422%)(d)	3,227	2,951,356
3.06%, 01/25/33, (1-day SOFR + 1.351%)(d)	5,141	4,514,975
3.07%, 02/24/28, (1-day SOFR + 1.280%)(d)	3,828	3,689,001
3.20%, 10/21/26	4,193	4,077,902
3.40%, 05/01/26	2,692	2,644,072
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(d)	3,668	3,542,038
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(d)	4,052	3,934,884
3.70%, 01/12/26	2,688	2,658,355
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	4,397	4,040,347
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,731	1,500,120

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	$3,846	$3,775,129
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	3,610	3,478,930
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(d)	2,963	2,897,831
4.13%, 07/25/28	3,310	3,235,368
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,492	1,281,226
4.30%, 11/20/26	1,784	1,768,527
4.41%, 03/31/31, (1-day SOFR + 3.914%)(d)	5,584	5,440,186
4.45%, 09/29/27	4,865	4,812,922
4.54%, 09/19/30, (1-day SOFR + 1.338%)(d)	3,695	3,638,464
4.60%, 03/09/26	1,820	1,814,249
4.65%, 07/30/45	1,629	1,482,040
4.65%, 07/23/48	3,673	3,318,448
4.66%, 05/24/28, (1-day SOFR + 1.887%)(d)	1,345	1,340,418
4.75%, 05/18/46	2,911	2,644,013
4.91%, 05/24/33, (1-day SOFR + 2.086%)(d)	3,592	3,547,953
5.17%, 02/13/30, (1-day SOFR + 1.364%)(d)	3,480	3,517,381
5.30%, 05/06/44	1,463	1,446,450
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,926	1,923,187
5.41%, 09/19/39, (5-year CMT + 1.730%)(d)	40	39,165
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)(d)	3,680	3,762,870
5.83%, 02/13/35, (1-day SOFR + 2.056%)(d)	4,095	4,177,870
5.88%, 02/22/33	828	866,663
5.88%, 01/30/42(a)	1,434	1,535,357
6.00%, 10/31/33	1,437	1,514,369
6.13%, 08/25/36	1,047	1,102,935
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	4,165	4,359,897
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	4,099	4,404,269
6.63%, 01/15/28(a)	573	607,164
6.63%, 06/15/32	1,762	1,922,228
6.68%, 09/13/43	1,407	1,615,224
6.88%, 03/05/38	420	477,971
6.88%, 02/15/98	266	313,694
8.13%, 07/15/39	2,885	3,668,622
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(d)	1,175	1,167,577
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	388	382,967
Citizens Financial Group Inc.
2.50%, 02/06/30	670	590,278
2.64%, 09/30/32(a)	853	702,267
2.85%, 07/27/26	685	663,523
3.25%, 04/30/30	1,385	1,270,138
4.30%, 12/03/25(a)	408	404,999
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(d)	560	551,370
5.72%, 07/23/32, (1-day SOFR + 1.910%)(d)	1,300	1,326,431
5.84%, 01/23/30, (1-day SOFR + 2.010%)(d)	1,445	1,484,041
6.65%, 04/25/35, (1-day SOFR +2.325%)(d)	1,110	1,202,232
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(d)	380	368,259
Comerica Inc.
3.80%, 07/22/26	392	384,233
4.00%, 02/01/29(a)	1,044	1,001,787
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)(d)	1,290	1,316,751
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	$1,932	$1,837,907
1.88%, 09/15/31(a)(b)	1,159	980,673
2.55%, 03/14/27(a)(b)	1,791	1,720,033
2.63%, 09/06/26(a)(b)	1,355	1,313,973
2.69%, 03/11/31(b)	2,165	1,882,069
2.85%, 05/18/26(a)(b)	925	903,485
3.15%, 09/19/27(a)(b)	707	684,255
3.31%, 03/11/41(a)(b)	1,647	1,269,638
3.61%, 09/12/34, (5-year CMT + 2.050%)(b)(d)	2,051	1,908,435
3.74%, 09/12/39(b)	2,591	2,147,887
3.78%, 03/14/32(a)(b)	1,125	1,030,237
3.90%, 03/16/28(a)(b)	1,192	1,174,009
3.90%, 07/12/47(b)	1,798	1,508,782
4.32%, 01/10/48(a)(b)	1,286	1,099,985
4.50%, 12/09/25(b)	538	534,678
5.84%, 03/13/34(a)(b)	2,485	2,577,595
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	1,500	1,502,069
5.32%, 03/13/26(a)	1,530	1,546,049
Cooperatieve Rabobank UA
1.11%, 02/24/27, (1-year CMT + 0.550%)(b)(d)	2,125	2,029,051
1.98%, 12/15/27, (1-year CMT + 0.730%)(b)(d)	2,185	2,064,104
3.65%, 04/06/28, (1-year CMT + 1.220%)(b)(d)	1,806	1,757,703
3.75%, 07/21/26	2,273	2,224,880
3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(d)	2,040	1,874,318
4.66%, 08/22/28, (1-year CMT + 1.750%)(b)(d)	2,390	2,375,410
5.25%, 05/24/41	2,142	2,183,434
5.25%, 08/04/45(a)	1,327	1,313,679
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(d)	1,465	1,495,031
5.56%, 02/28/29, (1-year CMT + 1.400%)(b)(d)	2,055	2,102,215
5.75%, 12/01/43	1,845	1,930,070
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29(a)	1,000	992,594
4.80%, 01/09/29	675	681,226
4.85%, 01/09/26	500	501,957
5.04%, 03/05/27	1,260	1,278,799
5.50%, 10/05/26	990	1,007,608
Credit Agricole SA
1.25%, 01/26/27, (1-day SOFR + 0.891%)(b)(d)	1,262	1,207,694
2.02%, 01/11/27(a)(b)	1,275	1,207,307
2.81%, 01/11/41(a)(b)	1,662	1,190,171
3.25%, 01/14/30(b)	1,949	1,779,227
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(b)(d)	1,850	1,765,059
4.63%, 09/11/28, (1-day SOFR + 1.210%)(b)(d)	1,200	1,190,796
5.13%, 03/11/27(b)	1,795	1,814,547
5.30%, 07/12/28(a)(b)	2,750	2,799,069
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(d)	1,280	1,297,750
5.37%, 03/11/34(a)(b)	1,385	1,418,746

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.51%, 07/05/33(b)	$940	$973,466
5.59%, 07/05/26(b)	2,160	2,190,520
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(d)	2,255	2,320,695
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(d)	2,370	2,479,023
Credit Agricole SA/London, 4.13%, 01/10/27(b)	2,056	2,023,959
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(b)(d)	1,005	949,804
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)(d)	1,585	1,563,015
4.38%, 06/12/28(b)	1,084	1,065,508
4.61%, 10/02/30, (1-year CMT + 1.100%)(b)(d)	1,145	1,125,695
5.43%, 03/01/28, (1-year CMT + 0.950%)(b)(d)	1,275	1,291,238
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)(d)	1,405	1,438,985
Deutsche Bank AG, 4.10%, 01/13/26(a)	624	618,621
Deutsche Bank AG/New York
1.69%, 03/19/26	1,135	1,092,729
2.31%, 11/16/27, (1-day SOFR + 1.219%)(d)	1,955	1,855,144
2.55%, 01/07/28, (1-day SOFR + 1.318%)(d)	2,590	2,460,966
3.04%, 05/28/32, (1-day SOFR + 1.718%)(d)	1,283	1,111,072
3.55%, 09/18/31, (1-day SOFR + 3.043%)(d)	2,897	2,641,088
3.73%, 01/14/32, (1-day SOFR + 2.757%)(d)	1,205	1,064,573
3.74%, 01/07/33, (1-day SOFR + 2.257%)(d)	1,450	1,250,339
4.10%, 01/13/26	635	628,913
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(d)	1,675	1,625,496
5.00%, 09/11/30, (1-day SOFR + 1.700%)(d)	1,560	1,540,913
5.37%, 09/09/27(a)	735	746,995
5.40%, 09/11/35, (1-day SOFR + 2.050%)(d)	1,700	1,657,281
5.41%, 05/10/29	1,350	1,377,670
5.71%, 02/08/28, (1-day SOFR + 1.594%)(d)	900	911,452
5.88%, 07/08/31, (1-day SOFR + 5.438%)(d)	460	463,812
6.72%, 01/18/29, (1-day SOFR + 3.180%)(d)	1,960	2,048,378
6.82%, 11/20/29, (1-day SOFR + 2.510%)(d)	1,850	1,954,084
7.08%, 02/10/34, (1-day SOFR + 3.650%)(d)	2,705	2,843,308
7.15%, 07/13/27, (1-day SOFR + 2.520%)(d)	1,705	1,760,587
Discover Bank
2.70%, 02/06/30	980	874,487
3.45%, 07/27/26	1,600	1,562,783
4.25%, 03/13/26	432	428,692
4.65%, 09/13/28	1,480	1,465,021
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)(d)	1,370	1,304,455
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(d)	990	920,443
4.85%, 11/05/30, (1-day SOFR + 1.050%)(b)(d)	1,000	1,002,496
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(a)(b)	846	839,634
5.25%, 04/26/29(a)(b)	1,320	1,340,651
5.70%, 03/14/28(a)(b)	1,290	1,324,914
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	1,440	1,359,626
2.55%, 05/05/27	1,047	996,009
3.95%, 03/14/28	918	894,327
Security	Par (000)	Value
Banks (continued)
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(d)	$870	$853,490
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)(d)	810	769,275
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(d)	1,611	1,596,779
4.90%, 09/06/30, (1-day SOFR + 1.486%)(d)	465	463,023
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(d)	995	1,023,136
6.34%, 07/27/29, (1-day SOFR + 2.340%)(d)	1,695	1,773,471
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(d)	1,424	1,478,808
8.25%, 03/01/38	1,490	1,823,119
Fifth Third Bank NA
2.25%, 02/01/27(a)	1,117	1,063,469
3.85%, 03/15/26	901	888,688
First Horizon Bank, 5.75%, 05/01/30	645	647,307
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	555	575,207
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(d)	2,360	2,375,279
5.41%, 05/21/27, (1-day SOFR +0.750%)(d)	3,180	3,206,375
Goldman Sachs Capital I, 6.35%, 02/15/34	1,190	1,260,675
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(d)	2,794	2,690,198
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	4,217	4,040,783
1.54%, 09/10/27, (1-day SOFR + 0.818%)(d)	3,755	3,544,257
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	6,188	5,859,672
1.99%, 01/27/32, (1-day SOFR + 1.090%)(d)	3,856	3,240,863
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	5,736	4,893,848
2.60%, 02/07/30	3,148	2,826,824
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	5,593	4,860,169
2.64%, 02/24/28, (1-day SOFR + 1.114%)(d)	4,547	4,339,592
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	4,477	3,846,198
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	2,099	1,535,497
3.10%, 02/24/33, (1-day SOFR + 1.410%)(d)	5,890	5,193,558
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	3,261	2,506,135
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,841	2,232,974
3.50%, 11/16/26	3,369	3,292,857
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	5,520	5,374,683
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(d)	3,503	3,409,480
3.75%, 02/25/26	2,377	2,350,764
3.80%, 03/15/30	4,045	3,848,883
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(d)	3,361	3,254,844
3.85%, 01/26/27	4,090	4,020,479
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	3,714	3,265,565
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(d)	4,841	4,750,417
4.39%, 06/15/27, (1-day SOFR + 1.510%)(d)	1,175	1,167,560
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	2,505	2,288,323
4.48%, 08/23/28, (1-day SOFR + 1.725%)(d)	3,690	3,661,134
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)(d)	2,065	2,047,732
4.75%, 10/21/45	2,652	2,467,022
4.80%, 07/08/44	2,889	2,705,797
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)(d)	3,375	3,335,472

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.05%, 07/23/30, (1-day SOFR + 1.210%)(d)	$3,535	$3,553,772
5.15%, 05/22/45	2,975	2,869,996
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	3,625	3,660,636
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	4,380	4,448,325
5.73%, 04/25/30, (1-day SOFR +1.265%)(d)	3,918	4,043,863
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	4,365	4,575,153
5.95%, 01/15/27	1,450	1,489,712
6.13%, 02/15/33(a)	1,735	1,896,324
6.25%, 02/01/41	3,642	3,993,191
6.45%, 05/01/36	1,123	1,227,972
6.48%, 10/24/29, (1-day SOFR + 1.770%)(d)	3,970	4,200,279
6.56%, 10/24/34, (1-day SOFR + 1.950%)(d)	1,690	1,860,579
6.75%, 10/01/37	7,555	8,366,493
HBOS PLC, 6.00%, 11/01/33(a)(b)	566	568,420
HSBC Bank USA NA, 7.00%, 01/15/39	1,195	1,376,440
HSBC Bank USA NA/New York
5.63%, 08/15/35	645	656,037
5.88%, 11/01/34	525	552,995
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(d)	365	347,778
2.01%, 09/22/28, (1-day SOFR + 1.732%)(d)	2,895	2,675,475
2.21%, 08/17/29, (1-day SOFR + 1.285%)(d)	3,150	2,849,441
2.25%, 11/22/27, (1-day SOFR + 1.100%)(d)	1,080	1,025,412
2.36%, 08/18/31, (1-day SOFR + 1.947%)(d)	2,650	2,285,110
2.80%, 05/24/32, (1-day SOFR + 1.187%)(d)	4,237	3,658,486
2.85%, 06/04/31, (1-day SOFR + 2.387%)(d)	2,547	2,269,368
2.87%, 11/22/32, (1-day SOFR + 1.410%)(d)	2,825	2,441,436
3.90%, 05/25/26(a)	940	929,108
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(d)	4,362	4,167,791
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(d)	3,748	3,676,636
4.30%, 03/08/26(a)	700	696,178
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(d)	4,096	4,041,274
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)(d)	3,435	3,419,973
4.76%, 03/29/33, (1-day SOFR + 2.530%)(d)	3,135	2,999,111
4.95%, 03/31/30(a)	3,542	3,555,572
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)(d)	1,600	1,606,911
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	2,995	3,015,009
5.25%, 03/14/44(a)	2,290	2,198,278
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	2,400	2,416,565
5.40%, 08/11/33, (1-day SOFR + 2.870%)(d)	3,700	3,732,962
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	2,240	2,278,832
5.60%, 05/17/28, (1-day SOFR + 1.060%)(d)	2,640	2,677,862
5.72%, 03/04/35, (1-day SOFR + 1.780%)(d)	1,820	1,873,983
5.73%, 05/17/32, (1-day SOFR + 1.520%)(d)	2,430	2,499,000
5.87%, 11/18/35, (1-day SOFR + 1.900%)(d)	2,000	2,011,369
5.89%, 08/14/27, (1-day SOFR + 1.570%)(d)	3,570	3,624,591
6.10%, 01/14/42(a)	1,195	1,322,231
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(d)	2,930	3,034,467
6.25%, 03/09/34, (1-day SOFR + 2.390%)(d)	3,185	3,384,569
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	3,955	4,327,697
6.50%, 05/02/36	2,120	2,295,942
6.50%, 05/02/36(a)	1,085	1,146,436
6.50%, 09/15/37(a)	1,883	2,026,330
6.50%, 09/15/37	1,670	1,774,277
6.55%, 06/20/34, (1-day SOFR + 2.980%)(d)	2,935	3,099,869
Security	Par (000)	Value
Banks (continued)
6.80%, 06/01/38	$1,004	$1,096,669
7.39%, 11/03/28, (1-day SOFR + 3.350%)(d)	3,480	3,707,912
7.40%, 11/13/34, (1-day SOFR + 3.020%)(d)	2,875	3,198,930
7.63%, 05/17/32(a)	575	653,471
8.11%, 11/03/33, (1-day SOFR + 4.250%)(d)	2,975	3,432,617
HSBC USA Inc.
5.29%, 03/04/27(a)	1,310	1,329,951
7.20%, 07/15/97	220	278,202
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(d)	810	662,185
2.55%, 02/04/30	1,165	1,035,954
4.44%, 08/04/28, (1-day SOFR + 1.970%)(d)	1,432	1,417,540
5.02%, 05/17/33, (1-day SOFR + 2.050%)(d)	693	683,679
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(d)	700	708,010
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)(d)	1,470	1,502,531
6.21%, 08/21/29, (1-day SOFR + 2.020%)(d)	1,435	1,495,029
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(d)	1,670	1,659,043
5.65%, 01/10/30(a)	1,175	1,213,941
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	510	495,686
4.00%, 03/18/26(b)	905	894,610
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,623	1,579,646
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(d)	1,284	1,230,294
2.73%, 04/01/32, (1-day SOFR + 1.316%)(d)	1,392	1,219,319
3.95%, 03/29/27	2,619	2,573,454
4.02%, 03/28/28, (1-day SOFR + 1.830%)(d)	1,525	1,496,152
4.05%, 04/09/29	1,499	1,455,874
4.25%, 03/28/33, (1-day SOFR + 2.070%)(d)	1,695	1,603,458
4.55%, 10/02/28	1,812	1,798,316
4.63%, 01/06/26(b)	2,476	2,472,310
5.34%, 03/19/30, (1-day SOFR + 1.440%)(d)	2,095	2,126,791
5.55%, 03/19/35, (1-day SOFR + 1.770%)(d)	2,260	2,299,910
6.08%, 09/11/27, (1-day SOFR + 1.560%)(d)	1,430	1,458,911
6.11%, 09/11/34, (1-day SOFR + 2.090%)(d)	1,455	1,540,121
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	10	9,018
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,257	1,218,044
3.88%, 01/12/28(a)(b)	575	554,279
6.63%, 06/20/33(b)	1,960	2,088,799
7.20%, 11/28/33(b)	2,290	2,534,330
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	2,230	2,482,678
7.80%, 11/28/53(b)	2,320	2,703,294
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(d)	1,875	2,143,402
Series NR, 4.00%, 09/23/29(b)	10	9,517
Series NR, 4.70%, 09/23/49(b)	45	35,514
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(d)	2,817	2,696,372
1.47%, 09/22/27, (1-day SOFR + 0.765%)(d)	3,884	3,664,163
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)(d)	4,980	4,765,152
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(d)	2,466	2,075,369

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.95%, 02/04/32, (1-day SOFR + 1.065%)(d)	$4,488	$3,777,811
2.07%, 06/01/29, (1-day SOFR + 1.015%)(d)	3,085	2,820,394
2.18%, 06/01/28, (1-day SOFR + 1.890%)(d)	2,715	2,552,219
2.52%, 04/22/31, (1-day SOFR + 2.040%)(d)	3,930	3,497,668
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	2,305	1,636,280
2.55%, 11/08/32, (1-day SOFR + 1.180%)(d)	4,963	4,264,539
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(d)	5,148	4,484,466
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)(d)	5,523	5,025,420
2.95%, 10/01/26	3,307	3,217,210
2.95%, 02/24/28, (1-day SOFR + 1.170%)(d)	2,630	2,530,901
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(d)	4,113	3,718,169
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	5,352	4,707,409
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	2,852	2,216,354
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	3,355	2,349,334
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,943	2,270,728
3.20%, 06/15/26	2,553	2,503,332
3.30%, 04/01/26	3,325	3,272,069
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(d)	5,166	3,775,939
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(d)	3,534	3,408,792
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(d)	3,828	3,724,291
3.63%, 12/01/27(a)	1,946	1,892,592
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(d)	3,716	3,552,641
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(d)	3,581	3,511,582
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	3,740	3,287,583
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	2,748	2,249,131
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(d)	2,875	2,848,775
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	5,308	4,384,755
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(d)	3,304	3,227,146
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	2,213	1,853,140
4.13%, 12/15/26	3,350	3,319,484
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(d)	3,614	3,546,088
4.25%, 10/01/27	2,547	2,534,412
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	2,962	2,579,153
4.32%, 04/26/28, (1-day SOFR + 1.560%)(d)	4,640	4,593,065
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(d)	3,616	3,569,882
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(d)	3,914	3,853,974
4.51%, 10/22/28, (1-day SOFR + 0.860%)(d)	2,000	1,988,385
4.57%, 06/14/30, (1-day SOFR + 1.750%)(d)	3,055	3,022,276
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	4,140	4,041,671
4.60%, 10/22/30, (1-day SOFR + 1.040%)(d)	3,400	3,370,050
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	5,000	5,008,998
Security	Par (000)	Value
Banks (continued)
4.85%, 02/01/44	$1,725	$1,662,860
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	6,508	6,502,170
4.95%, 10/22/35, (1-day SOFR + 1.340%)(a)(d)	1,620	1,606,767
4.95%, 06/01/45	2,719	2,591,444
4.98%, 07/22/28, (1-day SOFR + 0.930%)(d)	1,765	1,776,459
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)(d)	3,460	3,484,971
5.01%, 01/23/30, (1-day SOFR + 1.310%)(d)	3,635	3,660,967
5.04%, 01/23/28, (1-day SOFR + 1.190%)(d)	2,800	2,816,690
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	3,095	3,132,501
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	3,765	3,829,757
5.34%, 01/23/35, (1-day SOFR + 1.620%)(d)	4,215	4,292,800
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	6,530	6,680,439
5.40%, 01/06/42(a)	1,800	1,841,945
5.50%, 10/15/40	2,000	2,071,450
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	2,025	2,076,562
5.57%, 04/22/28, (1-day SOFR + 0.930%)(d)	3,430	3,494,437
5.58%, 04/22/30, (1-day SOFR +1.160%)(d)	3,990	4,107,978
5.60%, 07/15/41	2,536	2,654,806
5.63%, 08/16/43	1,776	1,856,030
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(d)	5,280	5,471,839
5.77%, 04/22/35, (1-day SOFR + 1.490%)(d)	4,110	4,302,750
6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	3,480	3,562,416
6.09%, 10/23/29, (1-day SOFR + 1.570%)(d)	3,330	3,484,792
6.25%, 10/23/34, (1-day SOFR + 1.810%)(d)	4,175	4,513,321
6.40%, 05/15/38	3,567	4,010,415
7.63%, 10/15/26	1,107	1,167,000
8.00%, 04/29/27	1,579	1,701,697
8.75%, 09/01/30	612	729,567
JPMorgan Chase Bank NA, 5.11%, 12/08/26	3,875	3,920,694
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(b)(d)	1,080	1,072,505
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(b)(d)	1,535	1,572,796
6.32%, 09/21/34, (1-year CMT + 2.050%)(b)(d)	1,460	1,548,881
KEB Hana Bank
1.25%, 12/16/26(b)	135	126,237
3.25%, 03/30/27(b)	475	460,888
3.50%, (5-year CMT + 2.409%)(b)(d)(e)	480	464,280
5.38%, 04/23/27(b)	120	122,082
5.38%, 04/23/29(b)	285	293,202
5.75%, 10/24/28(b)	285	296,354
KeyBank NA
4.70%, 01/26/26	350	349,289
5.00%, 01/26/33	1,345	1,312,628
KeyBank NA/Cleveland OH
3.40%, 05/20/26	822	802,847
3.90%, 04/13/29	870	822,851
4.90%, 08/08/32(a)	1,185	1,147,352
5.85%, 11/15/27(a)	1,229	1,263,808
6.95%, 02/01/28	530	553,135
KeyCorp
2.25%, 04/06/27(a)	1,168	1,100,745
2.55%, 10/01/29	970	870,586
4.10%, 04/30/28	852	829,746
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(d)	1,165	1,122,634

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(d)	$1,460	$1,557,181
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	1,153	1,136,079
Kookmin Bank
2.50%, 11/04/30(b)	310	268,277
4.63%, 04/21/28(b)	219	218,875
5.25%, 05/08/29(b)	330	338,128
5.38%, 05/08/27(b)	235	239,318
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(d)	890	849,365
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	2,291	1,659,415
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(d)	2,415	2,326,767
3.75%, 01/11/27	1,980	1,939,670
3.75%, 03/18/28, (1-year CMT + 1.800%)(d)	1,692	1,651,132
4.34%, 01/09/48(a)	1,874	1,542,634
4.38%, 03/22/28	2,746	2,707,676
4.55%, 08/16/28	1,805	1,789,345
4.58%, 12/10/25	1,578	1,568,511
4.65%, 03/24/26(a)	1,925	1,913,871
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(d)	1,590	1,565,620
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(d)	1,800	1,808,641
5.30%, 12/01/45(a)	850	809,615
5.46%, 01/05/28, (1-year CMT + 1.375%)(d)	2,065	2,088,406
5.59%, 11/26/35, (1-year CMT + 1.200%)(d)	1,000	1,014,175
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(d)	2,345	2,395,280
5.72%, 06/05/30, (1-year CMT + 1.070%)(d)	1,745	1,792,530
5.87%, 03/06/29, (1-year CMT + 1.700%)(d)	1,525	1,566,239
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)(d)	1,825	1,854,994
7.95%, 11/15/33, (1-year CMT + 3.750%)(d)	2,045	2,333,173
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(d)	653	647,457
5.05%, 01/27/34, (1-day SOFR + 1.850%)(d)	1,535	1,491,835
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	1,795	1,863,837
7.41%, 10/30/29, (1-day SOFR + 2.800%)(d)	670	722,804
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)(d)	1,685	1,466,518
3.62%, 06/03/30(b)	1,285	1,184,602
3.90%, 01/15/26(a)(b)	850	843,444
5.21%, 06/15/26(b)	985	993,080
5.27%, 07/02/27(a)(b)	945	963,378
5.39%, 12/07/26(b)	1,265	1,284,998
6.80%, 01/18/33(b)	1,440	1,568,775
Macquarie Group Ltd.
1.34%, 01/12/27, (1-day SOFR + 1.069%)(b)(d)	1,672	1,605,894
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(d)	1,275	1,202,651
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)(d)	850	793,346
2.69%, 06/23/32, (1-day SOFR + 1.440%)(b)(d)	1,520	1,314,629
2.87%, 01/14/33, (1-day SOFR + 1.532%)(b)(d)	1,994	1,723,016
Security	Par (000)	Value
Banks (continued)
3.76%, 11/28/28, (3-mo. LIBOR US + 1.372%)(b)(d)	$1,121	$1,083,908
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(d)	920	903,108
4.44%, 06/21/33, (1-day SOFR + 2.405%)(b)(d)	975	936,884
4.65%, 03/27/29, (3-mo. LIBOR US + 1.727%)(a)(b)(d)	735	730,690
5.03%, 01/15/30, (3-mo. LIBOR US + 1.750%)(a)(b)(d)	1,303	1,305,325
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(d)	435	442,930
5.89%, 06/15/34, (1-day SOFR + 2.380%)(b)(d)	1,115	1,170,779
6.26%, 12/07/34, (1-day SOFR + 2.303%)(b)(d)	1,670	1,791,033
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	876	844,823
4.65%, 01/27/26(a)	575	574,056
4.70%, 01/27/28(a)	1,735	1,726,642
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	2,850	2,706,736
1.64%, 10/13/27, (1-year CMT + 0.670%)(d)	1,915	1,809,795
2.05%, 07/17/30	2,165	1,874,537
2.31%, 07/20/32, (1-year CMT + 0.950%)(d)	1,945	1,659,823
2.34%, 01/19/28, (1-year CMT + 0.830%)(d)	2,460	2,340,330
2.49%, 10/13/32, (1-year CMT + 0.970%)(d)	1,181	1,015,082
2.56%, 02/25/30	1,489	1,337,894
2.76%, 09/13/26(a)	1,615	1,562,589
2.85%, 01/19/33, (1-year CMT + 1.100%)(d)	1,644	1,436,925
3.20%, 07/18/29	2,511	2,356,929
3.29%, 07/25/27	616	598,908
3.68%, 02/22/27	1,524	1,496,018
3.74%, 03/07/29	2,191	2,122,851
3.75%, 07/18/39(a)	2,203	1,918,035
3.85%, 03/01/26	2,910	2,877,050
3.96%, 03/02/28	1,583	1,558,117
4.05%, 09/11/28(a)	1,352	1,331,901
4.08%, 04/19/28, (1-year CMT + 1.300%)(d)	1,465	1,443,294
4.15%, 03/07/39(a)	873	809,071
4.29%, 07/26/38(a)	751	706,305
4.32%, 04/19/33, (1-year CMT + 1.550%)(d)	815	784,404
5.02%, 07/20/28, (1-year CMT + 1.950%)(d)	1,945	1,960,779
5.13%, 07/20/33, (1-year CMT + 2.125%)(d)	2,415	2,447,093
5.24%, 04/19/29, (1-year CMT + 1.700%)(d)	1,160	1,181,357
5.26%, 04/17/30, (1-year CMT + 0.820%)(d)	1,270	1,295,530
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)(d)	1,645	1,673,163
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(d)	1,525	1,574,533
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(d)	1,710	1,747,152
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(d)	2,245	2,307,648
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(d)	1,690	1,752,025
5.47%, 09/13/33, (1-year CMT + 2.125%)(d)	981	1,014,418
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(d)	735	759,076
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(d)	2,114	2,007,392

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(d)	$1,628	$1,547,351
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(d)	1,325	1,129,058
2.17%, 05/22/32, (1-year CMT + 0.870%)(d)	853	721,587
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(d)	1,622	1,404,841
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(d)	631	534,072
2.56%, 09/13/31(a)	1,020	872,048
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(d)	820	728,587
2.84%, 09/13/26(a)	1,414	1,371,862
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(d)	845	772,135
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(d)	1,229	1,141,214
3.17%, 09/11/27(a)	1,275	1,227,412
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	1,285	1,204,249
3.48%, 04/12/26(a)(b)	2,195	2,157,221
3.66%, 02/28/27(a)	826	809,921
4.02%, 03/05/28(a)	1,430	1,402,548
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(d)	1,540	1,509,241
5.38%, 05/26/30, (1-year CMT + 1.120%)(d)	805	821,632
5.38%, 07/10/30, (1-year CMT + 1.080%)(d)	690	703,440
5.41%, 09/13/28, (1-year CMT + 2.050%)(d)	1,460	1,485,154
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(d)	1,435	1,485,004
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)(d)	760	784,167
5.67%, 05/27/29, (1-year CMT + 1.500%)(d)	1,280	1,315,913
5.67%, 09/13/33, (1-year CMT + 2.400%)(d)	1,182	1,228,013
5.74%, 05/27/31, (1-year CMT + 1.650%)(d)	1,410	1,472,338
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)(d)	1,275	1,331,944
5.75%, 07/06/34, (1-year CMT + 1.900%)(d)	1,555	1,624,893
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,005	2,068,926
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(d)	3,845	3,696,214
1.51%, 07/20/27, (1-day SOFR + 0.858%)(d)	4,230	4,010,015
1.59%, 05/04/27, (1-day SOFR + 0.879%)(d)	4,825	4,610,390
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)(d)	4,374	3,640,472
1.93%, 04/28/32, (1-day SOFR + 1.020%)(d)	3,599	2,995,067
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	5,324	4,496,547
2.48%, 01/21/28, (1-day SOFR + 1.000%)(d)	3,345	3,190,118
2.48%, 09/16/36, (1-day SOFR + 1.360%)(d)	4,435	3,667,233
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	3,960	3,386,233
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	5,271	4,748,387
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	3,168	2,084,242
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	4,205	3,683,506
3.13%, 07/27/26	4,229	4,127,048
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,969	2,308,688
3.59%, 07/22/28(d)	4,897	4,740,701
3.62%, 04/01/31, (1-day SOFR + 3.120%)(d)	4,500	4,233,696
3.63%, 01/20/27	4,156	4,085,104
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	4,522	4,392,142
3.88%, 01/27/26	4,022	3,986,390
Security	Par (000)	Value
Banks (continued)
3.95%, 04/23/27	$2,850	$2,800,231
3.97%, 07/22/38(d)	3,206	2,846,483
4.21%, 04/20/28, (1-day SOFR + 1.610%)(d)	3,453	3,408,660
4.30%, 01/27/45	3,598	3,158,664
4.35%, 09/08/26	3,143	3,119,878
4.38%, 01/22/47	3,232	2,857,420
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(d)	4,210	4,146,031
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,652	1,535,482
4.65%, 10/18/30, (1-day SOFR +1.100%)(d)	4,325	4,286,675
4.89%, 07/20/33, (1-day SOFR + 2.076%)(d)	2,840	2,811,342
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)(d)	2,395	2,412,431
5.05%, 01/28/27, (1-day SOFR + 1.295%)(d)	1,995	2,001,232
5.12%, 02/01/29, (1-day SOFR + 1.730%)(d)	4,195	4,236,123
5.16%, 04/20/29, (1-day SOFR + 1.590%)(d)	3,835	3,876,117
5.17%, 01/16/30, (1-day SOFR + 1.450%)(d)	3,287	3,328,386
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	4,520	4,564,039
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(d)	2,965	2,928,441
5.32%, 07/19/35, (1-day SOFR +1.555%)(d)	2,690	2,729,160
5.42%, 07/21/34, (1-day SOFR + 1.880%)(d)	3,515	3,579,329
5.45%, 07/20/29, (1-day SOFR + 1.630%)(d)	2,585	2,640,902
5.47%, 01/18/35, (1-day SOFR + 1.730%)(d)	3,665	3,743,174
5.52%, 11/19/55, (1-day SOFR +1.710%)(d)	2,765	2,855,969
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(d)	2,835	2,966,587
5.65%, 04/13/28, (1-day SOFR +1.010%)(d)	2,490	2,537,837
5.66%, 04/18/30, (1-day SOFR +1.260%)(d)	3,215	3,311,230
5.83%, 04/19/35, (1-day SOFR +1.580%)(d)	4,160	4,362,506
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(d)	2,110	2,160,151
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	2,700	2,761,485
6.25%, 08/09/26(a)	1,275	1,307,925
6.30%, 10/18/28, (1-day SOFR + 2.240%)(d)	3,570	3,715,843
6.34%, 10/18/33, (1-day SOFR + 2.560%)(d)	4,225	4,575,679
6.38%, 07/24/42(a)	2,773	3,149,287
6.41%, 11/01/29, (1-day SOFR + 1.830%)(d)	2,725	2,878,707
6.63%, 11/01/34, (1-day SOFR + 2.050%)(d)	3,240	3,578,160
7.25%, 04/01/32	1,603	1,844,622
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(d)	3,800	3,780,070
4.75%, 04/21/26	1,995	2,000,147
4.95%, 01/14/28, (1-day SOFR + 1.080%)(d)	2,200	2,209,656
4.97%, 07/14/28, (1-day SOFR +0.930%)(d)	1,505	1,513,141
5.50%, 05/26/28, (1-day SOFR +0.865%)(d)	2,612	2,657,247
5.88%, 10/30/26	3,090	3,162,551
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	300	281,934
National Australia Bank Ltd.
1.89%, 01/12/27(b)	1,975	1,871,116
2.33%, 08/21/30(a)(b)	2,370	2,037,967
2.65%, 01/14/41(a)(b)	1,575	1,105,263
2.99%, 05/21/31(a)(b)	1,322	1,164,209
3.35%, 01/12/37, (5-year CMT + 1.7000%)(b)(d)	1,917	1,685,899
3.50%, 01/10/27(a)(b)	1,190	1,168,295
3.93%, 08/02/34, (5-year CMT + 1.880%)(b)(d)	2,796	2,636,906
4.95%, 01/10/34(a)(b)	860	867,548
5.18%, 06/11/34(a)(b)	1,320	1,355,424

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.43%, 01/12/33(b)	$2,685	$2,879,121
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,713	1,662,111
3.38%, 01/14/26	1,002	988,924
3.91%, 06/09/27	975	963,874
4.50%, 10/26/27	1,045	1,043,441
4.79%, 01/10/29	1,115	1,128,181
4.90%, 06/13/28	2,090	2,119,681
4.94%, 01/12/28(a)	1,615	1,637,783
4.97%, 01/12/26	1,493	1,499,638
5.09%, 06/11/27	985	1,000,763
National Bank of Canada
4.50%, 10/10/29	600	591,483
5.60%, 07/02/27, (1-day SOFR +1.036%)(d)	535	541,268
5.60%, 12/18/28	1,305	1,343,617
National Securities Clearing Corp.
4.90%, 06/26/29(b)	815	824,169
5.00%, 05/30/28(b)	1,045	1,058,461
5.10%, 11/21/27(b)	1,275	1,293,046
5.15%, 06/26/26(b)	640	645,979
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(d)	2,240	2,131,182
3.03%, 11/28/35, (5-year CMT + 2.350%)(d)	1,440	1,260,740
3.07%, 05/22/28, (1-year CMT + 2.550%)(d)	1,527	1,463,254
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(d)	1,875	1,830,213
4.80%, 04/05/26	1,743	1,743,211
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(d)	2,693	2,686,084
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)(d)	1,965	1,958,685
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(d)	2,591	2,592,367
5.52%, 09/30/28, (1-year CMT + 2.270%)(d)	660	670,059
5.58%, 03/01/28, (1-year CMT + 1.100%)(d)	935	948,990
5.78%, 03/01/35, (1-year CMT + 1.500%)(d)	2,700	2,776,761
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(d)	1,970	2,025,106
5.85%, 03/02/27, (1-year CMT + 1.350%)(d)	1,095	1,106,823
6.02%, 03/02/34, (1-year CMT + 2.100%)(d)	1,245	1,308,064
6.48%, 06/01/34, (5-year CMT + 2.200%)(d)	1,190	1,234,499
NatWest Markets PLC
1.60%, 09/29/26(a)(b)	2,070	1,958,663
5.41%, 05/17/29(a)(b)	1,230	1,259,601
5.42%, 05/17/27(b)	1,305	1,325,744
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(d)	285	267,796
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(d)	125	127,263
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(e)	240	227,400
NongHyup Bank
1.25%, 07/28/26(b)	75	70,790
4.25%, 07/06/27(b)	50	49,476
Nordea Bank Abp
1.50%, 09/30/26(b)	2,460	2,324,279
4.38%, 09/10/29(b)	1,185	1,168,701
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)(d)	592	574,608
5.00%, 03/19/27(b)	730	737,038
Security	Par (000)	Value
Banks (continued)
5.38%, 09/22/27(a)(b)	$1,460	$1,485,983
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,470	1,374,801
2.08%, 09/22/31(b)	1,505	1,238,728
4.87%, 09/14/27(a)(b)	1,155	1,152,301
5.07%, 09/14/32(b)	462	460,780
5.09%, 10/16/29(b)	400	401,491
5.43%, 03/09/28(a)(b)	1,306	1,326,628
Northern Trust Corp.
1.95%, 05/01/30	1,456	1,269,459
3.15%, 05/03/29	919	871,484
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(d)	768	737,621
3.65%, 08/03/28	649	631,651
4.00%, 05/10/27	1,559	1,543,781
6.13%, 11/02/32(a)	1,300	1,409,626
PNC Bank NA
2.70%, 10/22/29	1,270	1,145,478
3.10%, 10/25/27	1,796	1,726,215
3.25%, 01/22/28(a)	1,225	1,178,998
4.05%, 07/26/28	2,275	2,219,337
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	1,042	984,558
2.31%, 04/23/32, (1-day SOFR + 0.979%)(d)	1,600	1,372,260
2.55%, 01/22/30	3,184	2,867,468
2.60%, 07/23/26	1,418	1,373,989
3.15%, 05/19/27	1,279	1,237,983
3.45%, 04/23/29	2,295	2,187,846
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	1,154	1,109,665
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(d)	1,760	1,759,395
4.81%, 10/21/32, (1-day SOFR + 1.259%)(d)	1,665	1,648,940
5.07%, 01/24/34, (1-day SOFR + 1.933%)(d)	2,410	2,399,601
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)(d)	1,570	1,578,780
5.30%, 01/21/28, (1-day SOFR + 1.342%)(d)	1,215	1,229,058
5.35%, 12/02/28, (1-day SOFR + 1.620%)(d)	1,730	1,760,111
5.40%, 07/23/35, (1-day SOFR + 1.599%)(d)	1,595	1,622,985
5.49%, 05/14/30, (1-day SOFR + 1.198%)(d)	2,520	2,582,818
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(d)	2,436	2,496,515
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	2,350	2,435,230
5.94%, 08/18/34, (1-day SOFR + 1.946%)(d)	1,075	1,135,020
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(d)	2,695	2,850,791
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(d)	1,645	1,697,991
6.88%, 10/20/34, (1-day SOFR + 2.284%)(d)	2,695	3,010,852
Regions Bank/Birmingham AL, 6.45%, 06/26/37	920	966,163
Regions Financial Corp.
1.80%, 08/12/28	968	871,484
5.50%, 09/06/35, (1-day SOFR +2.060%)(d)	350	351,365
5.72%, 06/06/30, (1-day SOFR +1.490%)(d)	935	957,179
7.38%, 12/10/37	499	573,521
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	53,045
Royal Bank of Canada
0.88%, 01/20/26	1,066	1,023,408
1.15%, 07/14/26	1,477	1,401,185
1.20%, 04/27/26	2,257	2,155,946

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.40%, 11/02/26	$1,475	$1,391,927
2.05%, 01/21/27	1,060	1,009,779
2.30%, 11/03/31	2,635	2,252,689
3.63%, 05/04/27	1,936	1,897,330
3.88%, 05/04/32	1,603	1,505,311
4.24%, 08/03/27	1,582	1,571,233
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(d)	855	852,069
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(d)	800	797,622
4.65%, 01/27/26	1,927	1,923,495
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(d)	2,400	2,389,156
4.88%, 01/12/26(a)	1,345	1,350,550
4.88%, 01/19/27	1,765	1,779,445
4.90%, 01/12/28	1,644	1,657,421
4.95%, 02/01/29	1,875	1,898,614
4.97%, 08/02/30, (1-day SOFR + 1.000%)(d)	2,005	2,021,440
5.00%, 02/01/33	2,445	2,457,586
5.00%, 05/02/33	1,300	1,306,424
5.07%, 07/23/27, (1-day SOFR + 0.790%)(d)	1,830	1,841,492
5.15%, 02/01/34	2,095	2,113,116
5.20%, 07/20/26	1,620	1,637,851
5.20%, 08/01/28	1,785	1,821,994
6.00%, 11/01/27	1,815	1,885,705
6.35%, 11/24/84, (5-year CMT + 2.257%)(a)(d)	1,000	971,670
7.50%, 05/02/84, (5-year CMT + 2.887%)(d)	1,000	1,040,107
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(d)	1,470	1,394,804
3.24%, 10/05/26	1,440	1,394,773
4.40%, 07/13/27	1,602	1,579,187
5.35%, 09/06/30, (1-day SOFR + 1.940%)(d)	165	164,708
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)(d)	455	461,800
6.17%, 01/09/30, (1-day SOFR + 2.500%)(d)	1,135	1,169,484
6.34%, 05/31/35, (1-day SOFR + 2.138%)(d)	1,020	1,052,249
6.50%, 03/09/29, (1-day SOFR + 2.356%)(d)	1,535	1,592,536
6.57%, 06/12/29, (1-day SOFR + 2.700%)(d)	949	990,022
7.66%, 11/09/31, (1-day SOFR + 3.280%)(d)	1,010	1,120,669
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(d)	1,985	1,884,086
2.47%, 01/11/28, (1-day SOFR + 1.220%)(d)	1,925	1,824,957
2.90%, 03/15/32, (1-day SOFR + 1.475%)(d)	1,080	947,160
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(d)	1,630	1,576,131
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(d)	565	555,252
5.63%, 09/15/45(b)	75	66,325
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)(d)	2,064	2,150,385
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	255	239,977
3.75%, 09/20/27(b)	350	338,633
4.00%, 04/23/29(a)(b)	612	585,337
4.38%, 04/13/32(a)(b)	810	770,156
4.50%, 04/12/28(b)	295	293,335
5.75%, 04/15/34(b)	145	149,431
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	192,187
2.88%, (5-year CMT + 2.064%)(b)(d)(e)	426	410,088
Security	Par (000)	Value
Banks (continued)
5.00%, 07/24/28(b)	$180	$180,763
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	1,105	1,042,532
5.13%, 03/05/27(a)(b)	1,455	1,473,849
5.38%, 03/05/29(b)	965	985,383
Societe Generale SA
1.49%, 12/14/26, (1-year CMT + 1.100%)(b)(d)	2,625	2,526,557
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)(d)	1,749	1,660,897
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(d)	2,390	2,274,696
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)(d)	1,930	1,646,908
3.00%, 01/22/30(a)(b)	1,403	1,263,035
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(d)	1,635	1,417,832
3.63%, 03/01/41(a)(b)	1,665	1,168,416
3.65%, 07/08/35, (5-year CMT + 3.000%)(b)(d)	851	742,789
4.00%, 01/12/27(a)(b)	1,555	1,521,219
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(b)(d)	1,140	819,895
4.25%, 08/19/26(a)(b)	1,442	1,413,584
4.68%, 06/15/27(b)	530	529,893
4.75%, 09/14/28(a)(b)	771	763,981
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(d)	1,365	1,374,798
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(d)	1,745	1,765,588
5.63%, 11/24/45(a)(b)	435	394,414
6.07%, 01/19/35, (1-year CMT + 2.100%)(b)(d)	1,825	1,861,477
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(d)	1,832	1,859,395
6.45%, 01/12/27, (1-year CMT + 2.300%)(a)(b)(d)	1,635	1,656,565
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(d)	1,975	2,040,626
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(d)	2,065	2,180,983
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	1,705	1,715,166
7.37%, 01/10/53(a)(b)	1,420	1,460,449
Standard Chartered Bank, 8.00%, 05/30/31(b)	1,205	1,369,268
Standard Chartered PLC
1.46%, 01/14/27, (1-year CMT + 1.000%)(b)(d)	1,591	1,527,655
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(d)	2,045	1,948,493
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(d)	1,580	1,346,971
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(d)	1,986	1,747,502
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(d)	1,170	1,040,423
4.05%, 04/12/26(b)	1,562	1,545,576
4.30%, 02/19/27(a)(b)	1,915	1,879,513
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(a)(b)(d)	880	854,080

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.64%, 04/01/31, (1-year CMT + 3.850%)(b)(d)	$2,375	$2,320,343
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)(d)	1,020	1,005,196
5.01%, 10/15/30, (1-year CMT + 1.150%)(b)(d)	1,740	1,726,954
5.30%, 01/09/43(a)(b)	948	928,003
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(d)	1,515	1,537,804
5.70%, 03/26/44(a)(b)	1,766	1,817,349
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(d)	2,615	2,695,342
6.10%, 01/11/35, (1-year CMT + 2.100%)(b)(d)	1,975	2,070,935
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(b)(d)	1,370	1,385,169
6.19%, 07/06/27, (1-year CMT + 1.850%)(b)(d)	1,890	1,923,913
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(d)	2,060	2,134,517
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(d)	1,500	1,586,705
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(d)	1,460	1,561,874
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(d)	1,830	1,966,946
State Street Bank & Trust Co.
4.59%, 11/25/26	750	751,937
4.78%, 11/23/29	750	755,748
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(d)	923	872,269
2.20%, 02/07/28, (1-day SOFR + 0.730%)(d)	1,045	994,454
2.20%, 03/03/31	1,542	1,332,584
2.40%, 01/24/30(a)	1,487	1,340,151
2.62%, 02/07/33, (1-day SOFR + 1.002%)(d)	463	399,564
2.65%, 05/19/26(a)	1,020	994,217
3.03%, 11/01/34, (1-day SOFR + 1.490%)(d)	1,155	1,048,647
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)(d)	580	536,592
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(d)	786	770,534
4.16%, 08/04/33, (1-day SOFR + 1.726%)(d)	1,205	1,145,472
4.33%, 10/22/27	1,385	1,379,612
4.42%, 05/13/33, (1-day SOFR + 1.605%)(d)	935	910,937
4.53%, 02/20/29, (1-day SOFR +1.018%)(d)	1,730	1,724,300
4.68%, 10/22/32, (1-day SOFR +1.050%)(d)	1,195	1,183,300
4.82%, 01/26/34, (1-day SOFR + 1.567%)(d)	1,450	1,439,508
4.99%, 03/18/27	1,430	1,445,479
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(d)	870	885,268
5.27%, 08/03/26	1,660	1,679,482
5.68%, 11/21/29, (1-day SOFR + 1.484%)(d)	1,265	1,312,605
5.82%, 11/04/28, (1-day SOFR + 1.715%)(d)	770	796,192
6.12%, 11/21/34, (1-day SOFR + 1.958%)(d)	1,020	1,087,980
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,773	1,701,631
1.40%, 09/17/26	2,860	2,700,918
1.71%, 01/12/31(a)	820	682,871
1.90%, 09/17/28	3,050	2,752,857
2.13%, 07/08/30	2,115	1,831,064
2.14%, 09/23/30	1,274	1,090,809
Security	Par (000)	Value
Banks (continued)
2.17%, 01/14/27	$995	$947,314
2.22%, 09/17/31	1,488	1,258,091
2.30%, 01/12/41	775	539,662
2.47%, 01/14/29	1,092	1,001,511
2.63%, 07/14/26	2,966	2,871,895
2.72%, 09/27/29(a)	790	721,117
2.75%, 01/15/30	1,860	1,681,525
2.93%, 09/17/41(a)	665	499,517
3.01%, 10/19/26	1,382	1,340,789
3.04%, 07/16/29	3,770	3,501,967
3.05%, 01/14/42	480	368,941
3.20%, 09/17/29(a)	786	732,026
3.35%, 10/18/27	1,130	1,091,867
3.36%, 07/12/27	2,033	1,975,659
3.45%, 01/11/27(a)	1,789	1,748,537
3.54%, 01/17/28(a)	1,391	1,346,635
3.78%, 03/09/26	2,665	2,636,195
3.94%, 07/19/28(a)	939	918,772
4.31%, 10/16/28	854	846,716
5.32%, 07/09/29(a)	1,090	1,115,752
5.42%, 07/09/31	1,005	1,032,830
5.46%, 01/13/26	1,575	1,586,991
5.52%, 01/13/28	2,355	2,412,810
5.56%, 07/09/34	3,380	3,509,578
5.71%, 01/13/30	1,885	1,962,368
5.72%, 09/14/28	1,330	1,374,513
5.77%, 01/13/33(a)	2,535	2,667,918
5.78%, 07/13/33(a)	1,125	1,187,662
5.80%, 07/13/28	1,370	1,419,397
5.81%, 09/14/33(a)	1,335	1,415,956
5.84%, 07/09/44	860	904,828
5.85%, 07/13/30	1,030	1,079,738
5.88%, 07/13/26	785	799,119
6.18%, 07/13/43(a)	1,545	1,725,481
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	1,233	1,162,840
1.55%, 03/25/26(b)	1,500	1,440,885
2.80%, 03/10/27(b)	1,050	1,009,111
4.45%, 09/10/27(a)(b)	840	835,784
4.50%, 09/10/29(a)(b)	1,065	1,054,622
4.85%, 09/10/34(a)(b)	1,080	1,069,647
4.95%, 09/15/27(b)	475	477,865
5.20%, 03/07/27(b)	870	881,130
5.20%, 03/07/29(b)	630	641,863
5.35%, 03/07/34(b)	740	759,410
5.50%, 03/09/28(a)(b)	1,075	1,101,179
5.55%, 09/14/28(a)(b)	1,085	1,115,983
5.65%, 03/09/26(a)(b)	1,320	1,335,709
5.65%, 09/14/26(b)	1,140	1,158,644
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(d)	1,675	1,591,396
3.95%, 06/10/27(a)(b)	1,040	1,030,992
5.13%, 05/28/27(b)	530	537,547
5.25%, 06/15/26(b)	415	419,468
5.50%, 06/15/28(b)	1,140	1,163,845
Swedbank AB
1.54%, 11/16/26(a)(b)	1,540	1,454,253
5.00%, 11/20/29(b)	1,000	1,010,303
5.34%, 09/20/27(b)	1,910	1,935,789
5.41%, 03/14/29(b)	690	701,336

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.47%, 06/15/26(a)(b)	$1,150	$1,165,700
6.14%, 09/12/26(a)(b)	825	843,207
Synchrony Bank, 5.63%, 08/23/27	1,239	1,251,734
Synovus Bank, 5.63%, 02/15/28	670	674,387
Toronto-Dominion Bank (The)
1.20%, 06/03/26	1,975	1,877,130
1.25%, 09/10/26	2,140	2,016,874
1.95%, 01/12/27	1,525	1,443,310
2.00%, 09/10/31(a)	1,830	1,548,048
2.45%, 01/12/32	1,070	914,613
2.80%, 03/10/27	1,850	1,777,828
3.20%, 03/10/32	2,401	2,149,843
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(d)	2,197	2,137,496
4.11%, 06/08/27	2,773	2,734,905
4.46%, 06/08/32	3,065	2,977,112
4.69%, 09/15/27	2,500	2,503,475
4.98%, 04/05/27(a)	1,485	1,496,555
4.99%, 04/05/29	2,135	2,158,216
5.10%, 01/09/26	1,613	1,619,306
5.15%, 09/10/34, (5-year CMT + 1.500%)(d)	695	686,898
5.16%, 01/10/28	2,180	2,209,989
5.26%, 12/11/26	1,075	1,088,935
5.52%, 07/17/28	2,340	2,402,905
5.53%, 07/17/26	2,695	2,728,946
8.13%, 10/31/82, (5-year CMT + 4.075%)(d)	1,133	1,190,409
Truist Bank
2.25%, 03/11/30	1,843	1,599,953
3.30%, 05/15/26(a)	1,199	1,173,490
3.80%, 10/30/26	1,585	1,555,403
Truist Financial Corp.
1.13%, 08/03/27	1,250	1,140,572
1.27%, 03/02/27, (1-day SOFR + 0.609%)(d)	1,918	1,835,547
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(d)	1,756	1,588,350
1.95%, 06/05/30	1,400	1,208,088
3.88%, 03/19/29	511	491,362
4.12%, 06/06/28, (1-day SOFR + 1.368%)(d)	1,590	1,563,459
4.87%, 01/26/29, (1-day SOFR + 1.435%)(d)	2,155	2,155,100
4.92%, 07/28/33, (1-day SOFR + 2.240%)(d)	1,930	1,863,247
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	2,130	2,110,188
5.15%, 08/05/32, (1-day SOFR + 1.571%)(d)	1,500	1,506,767
5.44%, 01/24/30, (1-day SOFR + 1.620%)(d)	1,775	1,805,876
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(d)	2,655	2,739,112
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	2,310	2,406,927
6.05%, 06/08/27, (1-day SOFR + 2.050%)(d)	1,790	1,821,407
6.12%, 10/28/33, (1-day SOFR + 2.300%)(d)	1,365	1,444,565
7.16%, 10/30/29, (1-day SOFR + 2.446%)(d)	2,260	2,432,019
U.S. Bancorp
1.38%, 07/22/30(a)	1,879	1,572,413
2.22%, 01/27/28, (1-day SOFR + 0.730%)(d)	2,075	1,966,570
2.49%, 11/03/36, (5-year CMT + 0.950%)(d)	2,040	1,690,541
2.68%, 01/27/33, (1-day SOFR + 1.020%)(d)	1,637	1,410,115
3.00%, 07/30/29	1,627	1,505,227
3.10%, 04/27/26(a)	1,386	1,358,023
3.90%, 04/26/28	1,638	1,602,410
4.55%, 07/22/28, (1-day SOFR + 1.660%)(d)	2,764	2,750,566
4.65%, 02/01/29, (1-day SOFR + 1.230%)(d)	2,355	2,345,735
4.84%, 02/01/34, (1-day SOFR + 1.600%)(d)	3,285	3,213,830
4.97%, 07/22/33, (1-day SOFR + 2.110%)(d)	2,020	1,978,198
Security	Par (000)	Value
Banks (continued)
5.10%, 07/23/30, (1-day SOFR +1.250%)(d)	$1,815	$1,831,082
5.38%, 01/23/30, (1-day SOFR + 1.560%)(d)	1,985	2,023,563
5.68%, 01/23/35, (1-day SOFR + 1.860%)(d)	2,215	2,294,150
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	1,510	1,556,909
5.84%, 06/12/34, (1-day SOFR + 2.260%)(d)	2,260	2,359,332
5.85%, 10/21/33, (1-day SOFR + 2.090%)(d)	2,460	2,570,039
6.79%, 10/26/27, (1-day SOFR + 1.880%)(d)	720	745,930
Series V, 2.38%, 07/22/26	1,919	1,854,776
Series X, 3.15%, 04/27/27	2,073	2,009,888
UBS AG/London
1.25%, 06/01/26	1,525	1,451,439
4.50%, 06/26/48	1,515	1,366,547
5.65%, 09/11/28	2,080	2,151,433
UBS AG/Stamford CT
1.25%, 08/07/26(a)	2,350	2,222,622
5.00%, 07/09/27	2,035	2,051,449
7.50%, 02/15/28	3,470	3,740,394
UBS Group AG
1.31%, 02/02/27, (1-day SOFR Index + 0.980%)(a)(b)(d)	2,945	2,820,373
1.36%, 01/30/27, (1-year CMT + 1.080%)(b)(d)	1,835	1,759,429
1.49%, 08/10/27, (1-year CMT + 0.850%)(b)(d)	3,115	2,939,857
2.10%, 02/11/32, (1-year CMT + 1.000%)(b)(d)	2,762	2,320,858
2.75%, 02/11/33, (1-year CMT + 1.100%)(b)(d)	2,360	2,012,459
3.09%, 05/14/32, (1-day SOFR + 1.730%)(a)(b)(d)	4,873	4,324,027
3.13%, 08/13/30, (3-mo. LIBOR US + 1.468%)(b)(d)	2,315	2,132,119
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	2,380	1,795,872
3.87%, 01/12/29, (3-mo. LIBOR US + 1.410%)(a)(b)(d)	2,912	2,823,706
4.13%, 04/15/26(b)	2,795	2,764,496
4.19%, 04/01/31, (1-day SOFR + 3.730%)(b)(d)	4,596	4,410,813
4.25%, 03/23/28(a)(b)	2,975	2,917,636
4.28%, 01/09/28(b)	3,277	3,231,669
4.55%, 04/17/26	2,820	2,814,862
4.70%, 08/05/27, (1-year CMT + 2.050%)(b)(d)	2,170	2,160,132
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)(d)	1,830	1,823,954
4.88%, 05/15/45	2,938	2,756,611
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(d)	2,150	2,131,839
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(b)(d)	1,190	1,179,670
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)(d)	2,380	2,420,567
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(d)	2,345	2,402,591
5.70%, 02/08/35, (1-year CMT + 1.770%)(b)(d)	2,935	3,029,183
5.71%, 01/12/27, (1-year CMT + 1.550%)(b)(d)	2,500	2,520,016
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(d)	3,355	3,501,336

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(d)	$2,235	$2,337,605
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(d)	2,640	2,832,155
6.33%, 12/22/27, (1-year CMT + 1.600%)(b)(d)	1,930	1,982,891
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(d)	2,845	2,954,821
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)(d)	4,145	4,485,466
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(d)	3,010	3,711,937
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(b)(d)	1,690	1,613,856
3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)(d)	1,362	1,199,941
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	95	90,828
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(d)	600	567,002
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(d)	1,792	1,740,013
Wachovia Corp.
5.50%, 08/01/35(a)	1,320	1,352,837
7.50%, 04/15/35	881	1,035,122
7.57%, 08/01/26(c)	820	852,405
Webster Financial Corp., 4.10%, 03/25/29(a)	463	443,522
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(d)	5,110	4,820,468
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(d)	4,596	4,104,444
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(d)	5,290	4,833,283
3.00%, 04/22/26	4,365	4,263,524
3.00%, 10/23/26	4,837	4,691,827
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	5,234	3,980,887
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	3,370	3,287,483
3.35%, 03/02/33, (1-day SOFR + 1.500%)(d)	6,026	5,401,220
3.53%, 03/24/28, (1-day SOFR + 1.510%)(d)	5,670	5,511,750
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(d)	3,885	3,773,118
3.90%, 05/01/45	3,075	2,536,858
4.10%, 06/03/26	3,316	3,282,863
4.15%, 01/24/29	3,917	3,836,579
4.30%, 07/22/27(a)	4,078	4,037,881
4.40%, 06/14/46	3,011	2,547,625
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(d)	3,890	3,815,794
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	4,830	4,308,900
4.65%, 11/04/44	2,623	2,322,847
4.75%, 12/07/46	2,854	2,533,155
4.81%, 07/25/28, (1-day SOFR + 1.980%)(d)	4,570	4,567,971
4.90%, 07/25/33, (1-day SOFR + 2.100%)(d)	6,051	5,982,175
4.90%, 11/17/45	2,870	2,603,169
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	8,989	8,541,330
5.20%, 01/23/30, (1-day SOFR + 1.500%)(d)	3,725	3,776,779
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	3,550	3,565,572
5.38%, 02/07/35(a)	885	906,541
Security	Par (000)	Value
Banks (continued)
5.38%, 11/02/43	$2,764	$2,697,267
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	5,250	5,317,799
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	3,185	3,264,148
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	5,995	6,148,208
5.57%, 07/25/29, (1-day SOFR + 1.740%)(d)	6,005	6,156,220
5.61%, 01/15/44	3,661	3,647,095
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)(d)	4,495	4,585,061
5.95%, 12/01/86	771	809,366
6.30%, 10/23/29, (1-day SOFR + 1.790%)(d)	3,700	3,891,310
6.49%, 10/23/34, (1-day SOFR + 2.060%)(d)	4,647	5,068,225
Series B, 7.95%, 11/15/29	420	474,996
Wells Fargo Bank NA
4.81%, 01/15/26	1,750	1,755,233
5.25%, 12/11/26	3,345	3,388,445
5.45%, 08/07/26	3,340	3,385,448
5.85%, 02/01/37	1,470	1,543,788
5.95%, 08/26/36	920	978,197
6.60%, 01/15/38	1,970	2,222,130
Westpac Banking Corp.
1.15%, 06/03/26	1,737	1,653,734
1.95%, 11/20/28	1,832	1,666,643
2.15%, 06/03/31	1,218	1,053,158
2.65%, 01/16/30	1,110	1,013,921
2.67%, 11/15/35, (5-year CMT + 1.750%)(d)	2,119	1,829,107
2.70%, 08/19/26	1,611	1,565,192
2.85%, 05/13/26	2,078	2,030,812
2.96%, 11/16/40(a)	1,546	1,148,469
3.02%, 11/18/36, (5-year CMT + 1.530%)(d)	1,662	1,433,866
3.13%, 11/18/41(a)	1,620	1,217,718
3.35%, 03/08/27(a)	1,684	1,648,148
3.40%, 01/25/28	1,519	1,472,246
4.04%, 08/26/27	915	908,238
4.11%, 07/24/34, (5-year CMT + 2.000%)(d)	1,867	1,777,552
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(d)	2,073	2,042,625
4.42%, 07/24/39	1,388	1,278,051
4.60%, 10/20/26	710	712,414
5.05%, 04/16/29	1,205	1,231,324
5.20%, 04/16/26	1,265	1,277,803
5.41%, 08/10/33, (1-year CMT + 2.680%)(d)	1,304	1,313,510
5.46%, 11/18/27	1,750	1,799,394
5.54%, 11/17/28	1,910	1,986,050
5.62%, 11/20/35, (1-year CMT + 1.200%)(d)	2,100	2,123,856
6.82%, 11/17/33	1,020	1,131,788
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	865	870,139
5.13%, 02/26/27(a)(b)	1,070	1,081,825
5.20%, 02/28/29(a)(b)	970	986,454
Wintrust Financial Corp., 4.85%, 06/06/29	517	494,839
Woori Bank
2.00%, 01/20/27(b)	55	52,101
4.75%, 01/24/27(b)	430	431,177
4.75%, 01/24/29(b)	190	190,685
4.88%, 01/26/28(b)	260	261,933
5.13%, 08/06/28(a)(b)	530	530,335
6.38%, , (5-year CMT +2.277%)(b)(d)(e)	20	20,445
Zions Bancorp NA, 3.25%, 10/29/29	835	743,663
		2,638,224,610

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	$30	$29,700
4.70%, 02/01/36	7,644	7,485,839
4.90%, 02/01/46(a)	13,635	13,045,242
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	43,882
4.63%, 02/01/44	1,235	1,159,087
4.70%, 02/01/36	1,140	1,116,412
4.90%, 02/01/46	2,148	2,038,510
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	2,777	2,641,838
3.75%, 07/15/42(a)	60	51,104
4.00%, 04/13/28	3,116	3,078,892
4.35%, 06/01/40	1,554	1,439,356
4.38%, 04/15/38	2,345	2,200,310
4.44%, 10/06/48	2,773	2,477,356
4.50%, 06/01/50(a)	985	918,620
4.60%, 04/15/48	1,788	1,681,962
4.60%, 06/01/60	70	64,579
4.75%, 01/23/29	6,271	6,332,999
4.75%, 04/15/58(a)	1,515	1,400,345
4.90%, 01/23/31	1,274	1,295,262
4.95%, 01/15/42	2,201	2,140,562
5.00%, 06/15/34(a)	1,515	1,542,600
5.45%, 01/23/39	2,984	3,096,257
5.55%, 01/23/49	5,635	5,879,053
5.80%, 01/23/59	2,887	3,120,660
5.88%, 06/15/35	700	758,133
6.63%, 08/15/33	512	574,486
8.00%, 11/15/39	711	917,452
8.20%, 01/15/39	1,684	2,186,963
Bacardi Ltd.
2.75%, 07/15/26(b)	450	433,797
4.70%, 05/15/28(a)(b)	1,310	1,298,950
5.15%, 05/15/38(b)	750	709,290
5.30%, 05/15/48(a)(b)	1,370	1,291,815
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	640	645,721
5.40%, 06/15/33(b)	647	650,643
5.90%, 06/15/43(b)	165	164,820
Becle SAB de CV, 2.50%, 10/14/31(b)	750	611,214
Brown-Forman Corp.
3.75%, 01/15/43(a)	505	413,481
4.00%, 04/15/38	590	530,700
4.50%, 07/15/45	754	690,638
4.75%, 04/15/33(a)	1,035	1,034,352
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	55	47,090
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	2,265	2,045,437
1.38%, 03/15/31	1,946	1,619,988
1.45%, 06/01/27	2,088	1,950,709
1.50%, 03/05/28	1,985	1,819,509
1.65%, 06/01/30	2,090	1,804,644
2.00%, 03/05/31	1,179	1,022,539
2.13%, 09/06/29(a)	1,744	1,579,628
2.25%, 01/05/32	1,775	1,537,378
2.50%, 06/01/40(a)	1,661	1,213,466
2.50%, 03/15/51	1,770	1,103,524
2.60%, 06/01/50(a)	2,186	1,408,127
Security	Par (000)	Value
Beverages (continued)
2.75%, 06/01/60(a)	$1,467	$918,140
2.88%, 05/05/41	1,197	908,811
2.90%, 05/25/27	1,047	1,014,395
3.00%, 03/05/51(a)	2,215	1,552,803
3.38%, 03/25/27(a)	1,912	1,876,365
3.45%, 03/25/30	2,013	1,927,701
4.20%, 03/25/50	1,075	942,972
4.65%, 08/14/34(a)	2,425	2,418,365
5.00%, 05/13/34	1,130	1,156,934
5.20%, 01/14/55	1,595	1,601,611
5.30%, 05/13/54	1,315	1,340,856
5.40%, 05/13/64	1,835	1,869,582
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	760	777,937
5.45%, 06/01/34	730	750,761
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	997	932,985
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	1,240	991,351
2.75%, 01/22/30	1,545	1,406,306
5.25%, 11/26/43	525	518,724
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	115	109,770
Constellation Brands Inc.
2.25%, 08/01/31	1,577	1,335,938
2.88%, 05/01/30	1,398	1,265,349
3.15%, 08/01/29	1,378	1,283,349
3.50%, 05/09/27	823	800,602
3.60%, 02/15/28	1,305	1,262,113
3.70%, 12/06/26(a)	1,265	1,243,234
3.75%, 05/01/50	1,010	780,888
4.10%, 02/15/48(a)	961	785,289
4.35%, 05/09/27	630	625,785
4.50%, 05/09/47	767	671,851
4.65%, 11/15/28(a)	1,040	1,038,204
4.75%, 12/01/25	590	589,700
4.75%, 05/09/32(a)	950	937,660
4.80%, 01/15/29	800	801,864
4.90%, 05/01/33	1,300	1,284,174
5.00%, 02/02/26	295	294,874
5.25%, 11/15/48(a)	857	828,110
Diageo Capital PLC
2.00%, 04/29/30(a)	1,230	1,076,588
2.13%, 04/29/32	1,265	1,054,656
2.38%, 10/24/29	1,723	1,561,548
3.88%, 05/18/28	1,065	1,046,631
3.88%, 04/29/43(a)	595	504,526
5.30%, 10/24/27	1,395	1,427,099
5.38%, 10/05/26(a)	1,210	1,228,091
5.50%, 01/24/33	1,500	1,556,609
5.63%, 10/05/33	850	891,636
5.88%, 09/30/36	703	763,210
Diageo Investment Corp.
4.25%, 05/11/42(a)	613	545,469
7.45%, 04/15/35	240	286,454
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	185	139,851
Heineken NV
3.50%, 01/29/28(b)	1,857	1,803,025
4.00%, 10/01/42(a)(b)	721	620,205
4.35%, 03/29/47(a)(b)	760	664,276

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
JDE Peet's NV
1.38%, 01/15/27(a)(b)	$1,523	$1,416,499
2.25%, 09/24/31(b)	901	744,437
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	1,034	890,344
2.55%, 09/15/26	487	469,649
3.20%, 05/01/30	1,371	1,268,282
3.35%, 03/15/51	1,049	749,158
3.43%, 06/15/27	817	794,170
3.80%, 05/01/50	1,370	1,063,508
3.95%, 04/15/29	1,375	1,334,128
4.05%, 04/15/32	1,070	1,022,034
4.42%, 12/15/46	908	784,272
4.50%, 11/15/45	701	617,798
4.50%, 04/15/52(a)	1,227	1,063,899
4.60%, 05/25/28	1,845	1,841,484
5.05%, 03/15/29	790	800,793
5.09%, 05/25/48(a)	520	494,453
5.10%, 03/15/27	575	582,198
5.30%, 03/15/34	670	684,757
Series 10, 5.20%, 03/15/31	795	811,245
Molson Coors Beverage Co.
3.00%, 07/15/26	2,839	2,763,313
4.20%, 07/15/46	2,490	2,097,264
5.00%, 05/01/42(a)	1,792	1,714,198
PepsiCo Inc.
1.40%, 02/25/31	1,297	1,078,016
1.63%, 05/01/30	1,649	1,422,254
1.95%, 10/21/31	1,890	1,599,760
2.38%, 10/06/26	1,481	1,429,625
2.63%, 03/19/27	750	722,280
2.63%, 07/29/29	1,429	1,324,458
2.63%, 10/21/41	1,425	1,027,465
2.75%, 03/19/30	2,189	2,007,669
2.75%, 10/21/51	1,702	1,117,391
2.88%, 10/15/49	1,225	839,846
3.00%, 10/15/27	2,082	2,011,491
3.38%, 07/29/49(a)	896	673,961
3.45%, 10/06/46	1,487	1,150,740
3.50%, 03/19/40	400	333,918
3.60%, 02/18/28	1,395	1,366,741
3.60%, 08/13/42(a)	145	119,127
3.63%, 03/19/50	1,577	1,240,892
3.88%, 03/19/60	620	494,673
3.90%, 07/18/32	1,843	1,760,423
4.00%, 03/05/42	1,025	891,979
4.00%, 05/02/47	740	624,165
4.20%, 07/18/52	997	856,970
4.25%, 10/22/44(a)	175	155,459
4.45%, 05/15/28	933	939,324
4.45%, 02/15/33	1,060	1,072,832
4.45%, 04/14/46	1,135	1,025,070
4.50%, 07/17/29	1,070	1,077,602
4.60%, 07/17/45(a)	702	648,407
4.65%, 02/15/53(a)	910	840,892
4.80%, 07/17/34	1,040	1,046,544
4.88%, 11/01/40	695	682,064
5.13%, 11/10/26	1,125	1,140,660
5.25%, 07/17/54(a)	985	1,003,090
5.50%, 01/15/40	490	515,830
7.00%, 03/01/29	1,162	1,280,031
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	$865	$869,838
4.65%, 02/16/27	905	910,806
4.70%, 02/16/34	530	525,691
Pernod Ricard International Finance LLC
1.25%, 04/01/28(b)	1,250	1,116,179
1.63%, 04/01/31(a)(b)	1,579	1,291,913
2.75%, 10/01/50(b)	735	463,661
Pernod Ricard SA
3.25%, 06/08/26(b)	1,085	1,062,286
5.50%, 01/15/42(a)(b)	1,140	1,135,028
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	850	862,391
		216,127,473
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28	2,041	1,838,836
2.00%, 01/15/32	1,500	1,240,476
2.20%, 02/21/27	2,328	2,212,209
2.30%, 02/25/31	1,999	1,731,114
2.45%, 02/21/30	2,098	1,876,762
2.60%, 08/19/26	1,763	1,704,109
2.77%, 09/01/53	1,521	942,719
2.80%, 08/15/41	1,365	993,719
3.00%, 02/22/29	1,390	1,303,681
3.00%, 01/15/52(a)	1,315	884,512
3.15%, 02/21/40	2,720	2,101,364
3.20%, 11/02/27	1,710	1,651,092
3.35%, 02/22/32	1,500	1,360,615
3.38%, 02/21/50	2,844	2,059,376
4.05%, 08/18/29(a)	2,210	2,150,468
4.20%, 03/01/33	1,120	1,057,926
4.20%, 02/22/52	1,513	1,242,262
4.40%, 05/01/45	3,167	2,749,269
4.40%, 02/22/62	1,670	1,368,465
4.56%, 06/15/48	2,020	1,762,539
4.66%, 06/15/51	5,244	4,643,959
4.88%, 03/01/53	1,615	1,469,525
4.95%, 10/01/41	846	799,328
5.15%, 03/02/28	5,015	5,090,260
5.15%, 11/15/41	1,100	1,062,123
5.25%, 03/02/30	3,805	3,890,192
5.25%, 03/02/33	6,100	6,199,081
5.51%, 03/02/26	440	440,005
5.60%, 03/02/43	3,500	3,552,595
5.65%, 06/15/42(a)	555	565,110
5.65%, 03/02/53	5,890	6,007,790
5.75%, 03/15/40	545	559,001
5.75%, 03/02/63	3,859	3,928,653
6.38%, 06/01/37	739	813,595
6.40%, 02/01/39	585	635,794
6.90%, 06/01/38(a)	420	475,361
Baxalta Inc., 5.25%, 06/23/45	776	748,856
Biogen Inc.
2.25%, 05/01/30	2,551	2,227,834
3.15%, 05/01/50	2,386	1,597,975
3.25%, 02/15/51(a)	1,271	869,464
5.20%, 09/15/45(a)	1,604	1,515,082
Bio-Rad Laboratories Inc.
3.30%, 03/15/27(a)	778	754,847
3.70%, 03/15/32(a)	1,315	1,197,775

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
CSL Finance PLC
3.85%, 04/27/27(b)	$1,117	$1,093,848
4.05%, 04/27/29(b)	1,075	1,048,522
4.25%, 04/27/32(b)	1,255	1,208,990
4.63%, 04/27/42(b)	270	247,462
4.75%, 04/27/52(b)	1,585	1,446,856
4.95%, 04/27/62(a)(b)	800	736,622
5.11%, 04/03/34(b)	955	963,745
5.42%, 04/03/54(b)	855	855,777
Gilead Sciences Inc.
1.20%, 10/01/27	1,207	1,103,245
1.65%, 10/01/30	1,688	1,427,297
2.60%, 10/01/40	1,781	1,288,968
2.80%, 10/01/50	2,597	1,695,138
2.95%, 03/01/27(a)	2,050	1,983,150
3.65%, 03/01/26	3,698	3,652,897
4.00%, 09/01/36	1,471	1,336,759
4.15%, 03/01/47	2,831	2,391,075
4.50%, 02/01/45	2,533	2,267,288
4.60%, 09/01/35	1,139	1,102,897
4.75%, 03/01/46	3,208	2,959,868
4.80%, 11/15/29	865	869,728
4.80%, 04/01/44(a)	2,384	2,225,680
5.10%, 06/15/35	1,020	1,033,947
5.25%, 10/15/33	1,290	1,323,360
5.50%, 11/15/54	1,075	1,102,051
5.55%, 10/15/53(a)	1,281	1,325,429
5.60%, 11/15/64(a)	1,075	1,102,320
5.65%, 12/01/41	1,228	1,273,641
Illumina Inc.
2.55%, 03/23/31	999	861,782
4.65%, 09/09/26	475	473,205
5.75%, 12/13/27	1,045	1,071,821
5.80%, 12/12/25	760	766,459
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	2,039	1,714,759
2.80%, 09/15/50	1,562	977,012
Royalty Pharma PLC
1.75%, 09/02/27	1,844	1,700,981
2.15%, 09/02/31(a)	1,169	977,108
2.20%, 09/02/30	1,758	1,508,294
3.30%, 09/02/40	1,637	1,228,730
3.35%, 09/02/51	1,145	762,716
3.55%, 09/02/50	1,501	1,057,472
5.15%, 09/02/29	1,315	1,323,637
5.40%, 09/02/34	855	850,857
5.90%, 09/02/54(a)	750	754,975
		136,372,086
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	604	577,847
2.70%, 02/15/31	1,370	1,211,229
2.72%, 02/15/30	3,249	2,938,336
3.38%, 04/05/40	2,268	1,818,993
3.58%, 04/05/50	2,009	1,531,713
5.90%, 03/15/34	1,300	1,375,812
6.20%, 03/15/54(a)	1,005	1,123,328
Cemex SAB de CV
3.88%, 07/11/31(b)	1,130	1,005,430
5.20%, 09/17/30(b)	95	92,865
5.45%, 11/19/29(b)	60	59,652
Security	Par (000)	Value
Building Materials (continued)
CRH America Finance Inc.
3.40%, 05/09/27(b)	$1,053	$1,021,580
3.95%, 04/04/28(b)	1,557	1,523,041
4.40%, 05/09/47(b)	85	72,190
4.50%, 04/04/48(a)(b)	980	856,526
5.40%, 05/21/34	845	866,059
CRH America Inc., 5.13%, 05/18/45(b)	825	782,105
CRH SMW Finance DAC, 5.20%, 05/21/29	665	676,431
Eagle Materials Inc., 2.50%, 07/01/31	980	852,875
Fortune Brands Innovations Inc.
3.25%, 09/15/29	1,321	1,234,983
4.00%, 03/25/32(a)	615	575,438
4.50%, 03/25/52	760	629,780
5.88%, 06/01/33(a)	872	911,612
GCC SAB de CV, 3.61%, 04/20/32(b)	290	250,384
Holcim Finance U.S. LLC
3.50%, 09/22/26(a)(b)	1,160	1,133,020
4.75%, 09/22/46(b)	460	406,970
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	365	382,283
6.88%, 09/29/39(b)	320	343,875
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	205	200,001
Johnson Controls International PLC
3.90%, 02/14/26(a)	800	791,355
4.50%, 02/15/47	778	679,874
4.63%, 07/02/44	754	675,914
4.95%, 07/02/64(c)	461	415,493
5.13%, 09/14/45	98	90,676
6.00%, 01/15/36	764	821,966
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	961	814,374
2.00%, 09/16/31	685	577,803
4.90%, 12/01/32	220	221,176
5.50%, 04/19/29	1,290	1,330,389
Lafarge SA, 7.13%, 07/15/36	463	527,204
Lennox International Inc.
1.70%, 08/01/27	905	836,580
5.50%, 09/15/28	825	845,637
Martin Marietta Materials Inc.
2.40%, 07/15/31	1,351	1,163,149
3.20%, 07/15/51	1,715	1,189,713
3.45%, 06/01/27	469	456,274
3.50%, 12/15/27	776	751,992
4.25%, 12/15/47	610	516,831
5.15%, 12/01/34	395	395,805
5.50%, 12/01/54	390	391,205
Series CB, 2.50%, 03/15/30(a)	903	809,107
Masco Corp.
1.50%, 02/15/28	1,179	1,070,939
2.00%, 10/01/30	576	491,105
2.00%, 02/15/31	1,185	1,006,682
3.13%, 02/15/51	517	344,785
3.50%, 11/15/27(a)	517	499,711
4.50%, 05/15/47(a)	669	574,047
Mohawk Industries Inc.
3.63%, 05/15/30	10	9,373
5.85%, 09/18/28(a)	600	620,322
Owens Corning
3.40%, 08/15/26	1,055	1,031,329

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
3.88%, 06/01/30(a)	$805	$767,999
3.95%, 08/15/29	878	846,988
4.30%, 07/15/47(a)	801	669,659
4.40%, 01/30/48	831	698,036
5.50%, 06/15/27	425	433,338
5.70%, 06/15/34(a)	870	905,242
5.95%, 06/15/54(a)	840	887,655
7.00%, 12/01/36	344	395,004
Trane Technologies Financing Ltd.
3.50%, 03/21/26	674	663,963
3.80%, 03/21/29	1,354	1,312,833
4.50%, 03/21/49	549	498,400
4.65%, 11/01/44(a)	466	430,850
5.10%, 06/13/34	505	511,356
5.25%, 03/03/33	915	938,183
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	789	768,817
4.30%, 02/21/48	270	238,059
5.75%, 06/15/43	769	810,115
UltraTech Cement Ltd., 2.80%, 02/16/31(b)	550	482,575
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	285	311,387
Vulcan Materials Co.
3.50%, 06/01/30	1,720	1,612,852
3.90%, 04/01/27	788	776,980
4.50%, 06/15/47	671	587,455
4.70%, 03/01/48	867	786,340
4.95%, 12/01/29	720	725,986
5.35%, 12/01/34(a)	950	970,961
5.70%, 12/01/54	660	683,579
		63,119,780
Chemicals — 1.4%
Air Liquide Finance SA
2.25%, 09/10/29(a)(b)	1,098	991,631
2.50%, 09/27/26(b)	1,695	1,634,050
3.50%, 09/27/46(a)(b)	1,102	858,745
Air Products and Chemicals Inc.
1.85%, 05/15/27	1,328	1,249,032
2.05%, 05/15/30(a)	1,396	1,227,031
2.70%, 05/15/40	1,191	886,171
2.80%, 05/15/50	1,459	980,931
4.60%, 02/08/29	1,435	1,443,716
4.75%, 02/08/31	1,225	1,234,682
4.80%, 03/03/33(a)	1,035	1,041,348
4.85%, 02/08/34(a)	1,685	1,688,266
Albemarle Corp.
4.65%, 06/01/27	785	781,182
5.05%, 06/01/32(a)	1,125	1,097,165
5.45%, 12/01/44(a)	315	293,036
5.65%, 06/01/52(a)	805	737,789
Alpek SAB de CV
3.25%, 02/25/31(b)	592	510,032
4.25%, 09/18/29(b)	50	46,426
Bayport Polymers LLC
4.74%, 04/14/27(a)(b)	35	34,548
5.14%, 04/14/32(a)(b)	660	628,606
Cabot Corp.
3.40%, 09/15/26	713	694,671
4.00%, 07/01/29	686	662,383
5.00%, 06/30/32	755	752,964
Security	Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
1.40%, 08/05/26	$840	$784,318
6.17%, 07/15/27	3,057	3,118,967
6.33%, 07/15/29	1,210	1,250,531
6.38%, 07/15/32(a)	1,106	1,152,605
6.60%, 11/15/28	1,660	1,718,780
6.80%, 11/15/30	1,693	1,782,863
6.95%, 11/15/33(a)	1,590	1,700,657
CF Industries Inc.
4.50%, 12/01/26(b)	1,408	1,394,354
4.95%, 06/01/43	1,230	1,124,628
5.15%, 03/15/34	1,190	1,176,508
5.38%, 03/15/44	1,170	1,127,228
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	1,364	1,331,451
3.70%, 06/01/28(a)(b)	1,185	1,144,893
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	1,298	1,115,875
3.60%, 11/15/50	1,810	1,315,711
4.25%, 10/01/34(a)	912	851,847
4.38%, 11/15/42	1,944	1,666,405
4.63%, 10/01/44(a)	805	708,012
4.80%, 11/30/28(a)	1,024	1,028,336
4.80%, 05/15/49	1,110	983,336
5.15%, 02/15/34(a)	935	938,559
5.25%, 11/15/41	1,233	1,182,596
5.55%, 11/30/48	1,041	1,024,915
5.60%, 02/15/54(a)	850	851,133
6.30%, 03/15/33(a)	795	862,338
6.90%, 05/15/53(a)	1,210	1,397,927
7.38%, 11/01/29(a)	1,446	1,607,144
9.40%, 05/15/39	793	1,073,541
DuPont de Nemours Inc.
4.73%, 11/15/28	3,391	3,418,802
5.32%, 11/15/38	1,576	1,637,209
5.42%, 11/15/48	3,026	3,196,042
Eastman Chemical Co.
4.50%, 12/01/28(a)	1,320	1,310,632
4.65%, 10/15/44	1,285	1,136,528
4.80%, 09/01/42	864	783,643
5.00%, 08/01/29(a)	685	690,661
5.63%, 02/20/34(a)	860	878,149
5.75%, 03/08/33(a)	805	834,499
Ecolab Inc.
1.30%, 01/30/31(a)	915	750,166
1.65%, 02/01/27	770	726,293
2.13%, 02/01/32(a)	1,220	1,030,877
2.13%, 08/15/50	817	465,210
2.70%, 11/01/26	1,181	1,143,455
2.70%, 12/15/51	1,415	906,487
2.75%, 08/18/55	713	445,867
3.25%, 12/01/27	954	920,277
3.95%, 12/01/47	575	480,727
4.80%, 03/24/30	1,071	1,080,337
5.25%, 01/15/28(a)	979	1,004,726
5.50%, 12/08/41	595	620,475
EIDP Inc.
2.30%, 07/15/30	968	855,748
4.50%, 05/15/26	890	889,794
4.80%, 05/15/33(a)	505	501,368

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
FMC Corp.
3.20%, 10/01/26	$925	$896,336
3.45%, 10/01/29	991	920,121
4.50%, 10/01/49(a)	805	650,226
5.15%, 05/18/26	835	837,120
5.65%, 05/18/33(a)	860	872,061
6.38%, 05/18/53(a)	711	742,349
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	352	306,125
4.30%, 03/18/51(b)	174	136,270
4.40%, 03/30/32(b)	210	196,597
Huntsman International LLC
2.95%, 06/15/31	855	727,676
4.50%, 05/01/29	1,425	1,372,136
5.70%, 10/15/34(a)	425	414,793
International Flavors & Fragrances Inc.
1.83%, 10/15/27(a)(b)	950	874,033
2.30%, 11/01/30(b)	1,205	1,033,475
3.27%, 11/15/40(b)	962	713,515
3.47%, 12/01/50(b)	2,070	1,434,578
4.38%, 06/01/47	630	511,870
4.45%, 09/26/28	815	804,224
5.00%, 09/26/48(a)	1,406	1,262,031
Kraton Corp., 5.00%, 07/15/27(b)	320	322,194
LG Chem Ltd.
1.38%, 07/07/26(b)	1,375	1,299,270
2.38%, 07/07/31(a)(b)	775	660,556
3.63%, 04/15/29(b)	65	61,805
Linde Inc./CT
1.10%, 08/10/30	1,608	1,346,459
2.00%, 08/10/50	433	241,771
3.20%, 01/30/26	866	853,823
3.55%, 11/07/42	920	760,927
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	665	752,597
LYB Finance Co. BV, 8.10%, 03/15/27(b)	805	850,972
LYB International Finance BV
4.88%, 03/15/44(a)	1,212	1,090,099
5.25%, 07/15/43	1,078	1,018,753
LYB International Finance II BV, 3.50%, 03/02/27	990	964,401
LYB International Finance III LLC
2.25%, 10/01/30	955	827,110
3.38%, 10/01/40	1,212	926,447
3.63%, 04/01/51(a)	1,597	1,139,855
3.80%, 10/01/60(a)	844	595,842
4.20%, 10/15/49	1,388	1,101,169
4.20%, 05/01/50	1,526	1,207,895
5.50%, 03/01/34	1,100	1,112,622
5.63%, 05/15/33(a)	970	1,003,120
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,020	851,725
MEGlobal BV
2.63%, 04/28/28(b)	185	168,535
4.25%, 11/03/26(b)	1,737	1,700,540
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	760	783,934
Mosaic Co. (The)
4.05%, 11/15/27	209	205,215
4.88%, 11/15/41	200	181,970
5.38%, 11/15/28	475	485,743
5.45%, 11/15/33(a)	327	331,519
5.63%, 11/15/43(a)	575	565,383
Security	Par (000)	Value
Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31	$860	$743,790
Nutrien Ltd.
2.95%, 05/13/30	1,180	1,075,896
3.95%, 05/13/50	815	646,558
4.00%, 12/15/26	1,011	996,274
4.13%, 03/15/35	754	686,172
4.20%, 04/01/29	1,350	1,324,351
4.90%, 03/27/28	1,055	1,062,778
4.90%, 06/01/43	717	663,967
5.00%, 04/01/49	990	921,703
5.20%, 06/21/27	715	725,688
5.25%, 01/15/45	698	670,971
5.40%, 06/21/34(a)	680	692,741
5.63%, 12/01/40	681	688,567
5.80%, 03/27/53(a)	1,115	1,162,233
5.88%, 12/01/36	767	806,966
6.13%, 01/15/41(a)	445	474,272
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	1,185	1,122,325
2.88%, 05/11/31(a)(b)	825	686,332
4.00%, 10/04/27(b)	505	482,296
5.50%, 01/15/48(a)(b)	667	550,153
5.88%, 09/17/44(a)(b)	1,060	926,797
6.75%, 09/19/42(b)	155	152,641
PPG Industries Inc.
1.20%, 03/15/26	1,142	1,091,378
2.55%, 06/15/30	660	589,705
2.80%, 08/15/29	642	590,927
3.75%, 03/15/28(a)	1,533	1,493,412
5.50%, 11/15/40	10	9,968
Rohm & Haas Co., 7.85%, 07/15/29	1,201	1,340,912
RPM International Inc.
2.95%, 01/15/32(a)	732	646,820
3.75%, 03/15/27	995	973,832
4.25%, 01/15/48(a)	425	368,993
4.55%, 03/01/29(a)	915	908,759
5.25%, 06/01/45	437	425,899
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	1,430	1,409,129
Sherwin-Williams Co. (The)
2.20%, 03/15/32(a)	860	724,887
2.30%, 05/15/30(a)	971	857,828
2.90%, 03/15/52	805	523,485
2.95%, 08/15/29	1,328	1,230,504
3.30%, 05/15/50	790	555,779
3.45%, 06/01/27	2,605	2,538,557
3.80%, 08/15/49(a)	850	662,427
3.95%, 01/15/26	555	551,044
4.00%, 12/15/42	250	207,970
4.50%, 06/01/47	1,861	1,638,036
4.55%, 08/01/45(a)	632	562,557
4.80%, 09/01/31	525	523,033
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	1,075	721,468
4.25%, 05/07/29(a)(b)	670	647,997
4.25%, 01/22/50(b)	460	359,555
5.50%, 09/10/34(b)	280	270,119
6.50%, 11/07/33(b)	665	693,256
Solvay Finance America LLC
5.65%, 06/04/29(b)	460	472,684
5.85%, 06/04/34(a)(b)	470	488,225

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
2.88%, 08/15/41	$730	$511,349
3.13%, 08/15/51	985	645,889
3.38%, 06/15/30	820	759,232
3.38%, 08/15/61	495	313,843
3.60%, 08/15/26	1,310	1,284,726
4.38%, 11/15/47(a)	679	560,275
5.00%, 08/15/46(a)	815	743,062
Yara International ASA
3.15%, 06/04/30(a)(b)	1,375	1,241,679
3.80%, 06/06/26(a)(b)	1,005	987,308
4.75%, 06/01/28(b)	1,816	1,802,995
7.38%, 11/14/32(a)(b)	1,010	1,126,999
		170,035,595
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.83%, 02/02/32(b)	20	15,748
4.20%, 08/04/27(b)	1,146	1,035,920
4.38%, 07/03/29(a)(b)	810	712,675
5.00%, 08/02/41(b)	160	124,293
American University (The), Series 2019, 3.67%, 04/01/49(a)	760	605,333
Ashtead Capital Inc.
1.50%, 08/12/26(b)	1,035	977,059
2.45%, 08/12/31(b)	1,323	1,117,879
4.00%, 05/01/28(b)	1,092	1,056,405
4.25%, 11/01/29(b)	895	859,030
4.38%, 08/15/27(b)	1,045	1,030,415
5.50%, 08/11/32(b)	560	562,482
5.55%, 05/30/33(b)	1,120	1,127,888
5.80%, 04/15/34(b)	1,395	1,429,422
5.95%, 10/15/33(b)	890	920,397
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	2,114	1,773,027
1.70%, 05/15/28	2,025	1,858,119
4.45%, 09/09/34	810	787,424
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	72	72,721
Block Financial LLC
2.50%, 07/15/28	1,075	984,417
3.88%, 08/15/30	1,046	975,237
Brown University, Series A, 2.92%, 09/01/50(a)	270	191,725
California Endowment (The), Series 2021, 2.50%, 04/01/51	662	417,395
California Institute of Technology
3.65%, 09/01/2119	603	409,880
4.32%, 08/01/45	515	467,279
4.70%, 11/01/2111	377	332,588
Case Western Reserve University, 5.41%, 06/01/2122(a)	75	75,383
Cintas Corp. No. 2
3.70%, 04/01/27	1,771	1,739,014
4.00%, 05/01/32	845	806,630
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	1,670	1,672,618
4.88%, 04/21/33(a)(b)	795	793,385
Claremont Mckenna College, 3.78%, 01/01/2122	210	146,614
Cornell University, 4.84%, 06/15/34(a)	95	95,952
Security	Par (000)	Value
Commercial Services (continued)
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	$970	$915,037
4.85%, 09/26/28(b)	2,185	2,170,686
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	695	588,178
5.63%, 09/25/48(b)	1,803	1,736,635
6.85%, 07/02/37(a)(b)	3,140	3,455,711
Duke University
3.20%, 10/01/38(a)	285	241,180
3.30%, 10/01/46(a)	625	477,649
Series 2020, 2.68%, 10/01/44	730	537,715
Series 2020, 2.76%, 10/01/50	208	140,653
Series 2020, 2.83%, 10/01/55	763	514,139
Element Fleet Management Corp.
5.64%, 03/13/27(a)(b)	790	803,534
6.27%, 06/26/26(b)	840	855,647
6.32%, 12/04/28(a)(b)	1,320	1,390,879
Emory University
Series 2020, 2.14%, 09/01/30	225	198,443
Series 2020, 2.97%, 09/01/50	730	515,573
Equifax Inc.
2.35%, 09/15/31	1,790	1,520,571
2.60%, 12/15/25	590	576,458
3.10%, 05/15/30	1,290	1,183,601
3.25%, 06/01/26	685	668,988
4.80%, 09/15/29(a)	690	686,455
5.10%, 12/15/27	1,425	1,441,108
5.10%, 06/01/28	1,390	1,403,273
7.00%, 07/01/37(a)	333	375,194
ERAC USA Finance LLC
3.30%, 12/01/26(b)	1,368	1,332,458
4.20%, 11/01/46(b)	881	750,971
4.50%, 02/15/45(a)(b)	759	677,485
4.60%, 05/01/28(a)(b)	1,145	1,144,054
4.90%, 05/01/33(b)	1,240	1,234,589
5.00%, 02/15/29(b)	670	679,980
5.20%, 10/30/34(b)	640	649,156
5.40%, 05/01/53(a)(b)	1,755	1,770,888
5.63%, 03/15/42(a)(b)	915	950,532
6.70%, 06/01/34(a)(b)	1,198	1,351,646
7.00%, 10/15/37(a)(b)	1,216	1,417,031
Experian Finance PLC
2.75%, 03/08/30(b)	970	880,886
4.25%, 02/01/29(b)	1,381	1,355,540
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	792	657,942
Series 2020, 2.42%, 06/01/50(a)	695	436,571
Series 2020, 2.82%, 06/01/70	499	305,991
George Washington University (The)
4.87%, 09/15/45(a)	625	602,629
Series 2014, 4.30%, 09/15/44	410	362,993
Series 2016, 3.55%, 09/15/46	523	411,029
Series 2018, 4.13%, 09/15/48	1,089	949,730
Georgetown University (The)
5.12%, 04/01/53(a)	20	20,176
Series 20A, 2.94%, 04/01/50	450	311,270
Series A, 5.22%	180	170,008
Series B, 4.32%, 04/01/49	876	774,107
Global Payments Inc.
1.20%, 03/01/26	1,467	1,401,818
2.15%, 01/15/27	1,156	1,097,250

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
2.90%, 05/15/30	$1,413	$1,271,952
2.90%, 11/15/31	1,181	1,030,962
3.20%, 08/15/29	1,824	1,689,334
4.15%, 08/15/49	1,318	1,045,218
4.45%, 06/01/28	955	942,528
4.80%, 04/01/26	1,080	1,079,622
4.95%, 08/15/27(a)	1,105	1,110,334
5.30%, 08/15/29	830	839,498
5.40%, 08/15/32(a)	1,015	1,030,880
5.95%, 08/15/52(a)	1,168	1,193,165
GXO Logistics Inc.
1.65%, 07/15/26	1,055	1,001,792
2.65%, 07/15/31(a)	805	697,297
6.25%, 05/06/29	685	708,975
6.50%, 05/06/34	635	669,756
Howard University, 5.21%, 10/01/52(a)	200	183,750
ITR Concession Co. LLC, 5.18%, 07/15/35(a)(b)	830	762,028
Johns Hopkins University
4.71%, 07/01/32(a)	635	632,491
Series 2013, 4.08%, 07/01/53	540	468,701
Series A, 2.81%, 01/01/60	379	240,829
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	455	422,041
2.41%, 06/01/50(a)	950	607,883
3.46%, 05/01/47(a)	605	478,076
3.65%, 05/01/48	775	641,346
Massachusetts Institute of Technology
3.07%, 04/01/52	495	359,647
3.89%, 07/01/2116(a)	680	515,235
3.96%, 07/01/38(a)	435	402,071
4.68%(a)	376	343,664
5.60%	880	961,772
Series F, 2.99%, 07/01/50	931	671,128
Series G, 2.29%, 07/01/51(a)	755	464,097
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45(a)	415	322,948
Moody's Corp.
2.00%, 08/19/31(a)	645	544,618
2.55%, 08/18/60	650	354,938
2.75%, 08/19/41	1,090	783,626
3.10%, 11/29/61	590	375,940
3.25%, 01/15/28	1,015	979,268
3.25%, 05/20/50	421	296,407
3.75%, 02/25/52	805	631,746
4.25%, 02/01/29(a)	603	597,205
4.25%, 08/08/32	985	952,424
4.88%, 12/17/48	595	553,865
5.00%, 08/05/34	675	678,299
5.25%, 07/15/44	759	749,037
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	38,593
Northwestern University
3.69%, 12/01/38(a)	565	507,344
3.87%, 12/01/48(a)	565	469,350
4.64%, 12/01/44	570	542,388
Series 2017, 3.66%, 12/01/57(a)	535	425,592
Series 2020, 2.64%, 12/01/50(a)	670	451,192
PayPal Holdings Inc.
2.30%, 06/01/30	1,748	1,551,672
2.65%, 10/01/26	2,104	2,035,605
2.85%, 10/01/29	2,663	2,465,661
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 06/01/50(a)	$1,691	$1,211,125
3.90%, 06/01/27	965	953,668
4.40%, 06/01/32(a)	1,490	1,457,643
5.05%, 06/01/52(a)	1,415	1,376,395
5.15%, 06/01/34	1,375	1,400,808
5.25%, 06/01/62	820	795,010
5.50%, 06/01/54(a)	665	686,667
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	647	620,065
President and Fellows of Harvard College
2.52%, 10/15/50(a)	505	329,873
3.15%, 07/15/46	1,036	783,120
3.30%, 07/15/56	380	280,469
3.62%, 10/01/37(a)	513	454,817
3.75%, 11/15/52	710	584,453
4.88%, 10/15/40(a)	652	646,592
6.50%, 01/15/39(b)	626	727,114
Series ., 4.61%, 02/15/35	15	15,036
Quanta Services Inc.
2.35%, 01/15/32	786	663,873
2.90%, 10/01/30	1,288	1,167,302
3.05%, 10/01/41	1,195	883,483
4.75%, 08/09/27(a)	775	775,312
5.25%, 08/09/34	830	830,427
RELX Capital Inc.
3.00%, 05/22/30(a)	1,511	1,390,162
4.00%, 03/18/29	1,175	1,146,413
4.75%, 05/20/32(a)	800	796,339
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	1,231	792,443
S&P Global Inc.
1.25%, 08/15/30(a)	1,123	938,853
2.30%, 08/15/60	1,066	569,458
2.45%, 03/01/27	1,535	1,469,076
2.50%, 12/01/29(a)	742	673,748
2.70%, 03/01/29	2,137	1,986,996
2.90%, 03/01/32	1,935	1,718,555
2.95%, 01/22/27	1,025	993,979
3.25%, 12/01/49	959	700,749
3.70%, 03/01/52(a)	1,660	1,307,792
3.90%, 03/01/62	700	551,542
4.25%, 05/01/29(a)	1,879	1,855,401
4.50%, 05/15/48(a)	295	261,138
4.75%, 08/01/28	1,299	1,309,427
5.25%, 09/15/33	405	418,491
6.55%, 11/15/37(a)	175	198,636
Sodexo Inc.
1.63%, 04/16/26(a)(b)	864	824,979
2.72%, 04/16/31(a)(b)	1,178	1,023,057
Thomas Jefferson University, 3.85%, 11/01/57	111	83,572
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	1,284	1,104,811
3.38%, 03/22/27(b)	596	576,635
4.13%, 02/02/26(a)(b)	1,210	1,198,118
Triton Container International Ltd.
2.05%, 04/15/26(a)(b)	1,115	1,065,762
3.15%, 06/15/31(b)	965	832,824
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	970	834,588

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Boston College
3.13%, 07/01/52(a)	$466	$339,160
3.99%, 07/01/47	280	236,625
Trustees of Boston University, Series CC, 4.06%, 10/01/48	760	651,180
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	710	547,114
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	80	71,622
5.70%, 03/01/39	1,004	1,085,817
Series 2020, 2.52%, 07/01/50(a)	325	216,609
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	427	293,868
4.67%, 09/01/2112	270	240,028
Series 2020, 2.40%, 10/01/50	445	279,786
Trustees of Tufts College
3.10%, 08/15/51	550	389,415
Series 2012, 5.02%, 04/15/2112	145	129,660
UL Solutions Inc., 6.50%, 10/20/28(b)	410	430,987
United Rentals North America Inc., 6.00%, 12/15/29(a)(b)	810	824,493
University of Chicago (The)
4.00%, 10/01/53(a)	485	412,220
Series 20B, 2.76%, 04/01/45	729	571,754
Series C, 2.55%, 04/01/50(a)	470	312,723
University of Miami, 4.06%, 04/01/52(a)	525	441,289
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	823	660,119
Series 2017, 3.39%, 02/15/48	763	590,433
University of Southern California
2.81%, 10/01/50(a)	550	377,118
3.03%, 10/01/39	1,341	1,101,463
4.98%, 10/01/53(a)	155	155,979
5.25%, 10/01/2111(a)	255	256,969
Series 2017, 3.84%, 10/01/47	720	606,663
Series 21A, 2.95%, 10/01/51(a)	570	397,833
Series A, 3.23%, 10/01/2120(a)	45	27,810
Verisk Analytics Inc.
3.63%, 05/15/50	964	719,927
4.13%, 03/15/29	1,399	1,371,975
5.25%, 06/05/34	620	626,493
5.50%, 06/15/45	289	283,895
5.75%, 04/01/33	709	747,613
Washington University (The)
3.52%, 04/15/54(a)	450	348,956
4.35%	285	235,152
Wesleyan University, 4.78%, 07/01/2116	360	314,938
William Marsh Rice University
3.57%, 05/15/45	255	212,105
3.77%, 05/15/55(a)	490	406,227
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	205	131,153
Yale University
Series 2020, 1.48%, 04/15/30	810	697,258
Series 2020, 2.40%, 04/15/50	742	474,397
		169,527,803
Computers — 1.8%
Accenture Capital Inc.
3.90%, 10/04/27	725	716,624
4.05%, 10/04/29	1,025	1,007,026
Security	Par (000)	Value
Computers (continued)
4.25%, 10/04/31	$1,025	$1,002,562
4.50%, 10/04/34	1,185	1,152,187
Amdocs Ltd., 2.54%, 06/15/30	1,310	1,155,806
Apple Inc.
0.70%, 02/08/26	3,315	3,175,050
1.20%, 02/08/28	3,520	3,199,655
1.25%, 08/20/30(a)	2,212	1,874,260
1.40%, 08/05/28	3,295	2,975,172
1.65%, 05/11/30	2,550	2,218,254
1.65%, 02/08/31	3,920	3,347,624
1.70%, 08/05/31(a)	1,900	1,608,869
2.05%, 09/11/26	2,799	2,689,811
2.20%, 09/11/29	2,206	2,007,303
2.38%, 02/08/41	2,223	1,603,876
2.40%, 08/20/50	1,771	1,105,445
2.45%, 08/04/26	3,510	3,403,107
2.55%, 08/20/60(a)	2,011	1,255,125
2.65%, 05/11/50	3,638	2,393,919
2.65%, 02/08/51(a)	4,399	2,874,782
2.70%, 08/05/51	2,715	1,785,868
2.80%, 02/08/61	2,554	1,619,272
2.85%, 08/05/61(a)	2,280	1,466,467
2.90%, 09/12/27	3,131	3,019,110
2.95%, 09/11/49	1,782	1,259,600
3.00%, 06/20/27	2,115	2,052,339
3.00%, 11/13/27	2,345	2,268,187
3.20%, 05/11/27	3,179	3,099,381
3.25%, 02/23/26	4,186	4,131,624
3.25%, 08/08/29	1,890	1,807,325
3.35%, 02/09/27	3,105	3,044,418
3.35%, 08/08/32(a)	1,805	1,689,428
3.45%, 02/09/45	3,363	2,709,566
3.75%, 09/12/47	1,515	1,248,691
3.75%, 11/13/47	1,903	1,570,511
3.85%, 05/04/43	3,824	3,313,422
3.85%, 08/04/46	2,953	2,495,266
3.95%, 08/08/52	2,525	2,123,948
4.00%, 05/10/28	1,985	1,973,152
4.10%, 08/08/62	1,740	1,460,410
4.15%, 05/10/30(a)	885	885,699
4.25%, 02/09/47	1,194	1,077,097
4.30%, 05/10/33	1,500	1,499,791
4.38%, 05/13/45	2,811	2,592,003
4.45%, 05/06/44(a)	1,219	1,162,050
4.50%, 02/23/36(a)	1,700	1,701,551
4.65%, 02/23/46	5,414	5,161,005
4.85%, 05/10/53(a)	1,635	1,626,949
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	375	358,982
4.00%, 07/01/29(b)	725	689,589
5.95%, 08/04/33(a)	697	724,361
CGI Inc.
1.45%, 09/14/26	1,095	1,033,012
2.30%, 09/14/31	845	712,900
Dell Inc.
5.40%, 09/10/40(a)	577	563,059
6.50%, 04/15/38(a)	709	759,728
7.10%, 04/15/28(a)	815	875,827
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	1,551	1,185,677
3.45%, 12/15/51(a)	1,256	901,736

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.35%, 02/01/30	$750	$731,930
4.85%, 02/01/35(a)	1,100	1,069,612
4.90%, 10/01/26	3,096	3,102,037
5.25%, 02/01/28	1,625	1,654,360
5.30%, 10/01/29	1,883	1,923,587
5.40%, 04/15/34	1,295	1,321,941
5.75%, 02/01/33(a)	1,455	1,529,243
6.02%, 06/15/26	1,916	1,945,320
6.10%, 07/15/27(a)	1,131	1,168,596
6.20%, 07/15/30	1,642	1,744,341
8.10%, 07/15/36(a)	1,608	1,950,262
8.35%, 07/15/46(a)	624	827,721
DXC Technology Co.
1.80%, 09/15/26	1,130	1,068,056
2.38%, 09/15/28(a)	1,220	1,102,953
Fortinet Inc.
1.00%, 03/15/26	824	785,637
2.20%, 03/15/31	1,102	954,629
Gartner Inc.
3.63%, 06/15/29(b)	725	677,257
3.75%, 10/01/30(b)	475	439,405
4.50%, 07/01/28(b)	735	717,517
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	714	685,123
6.00%, 06/04/29	560	579,208
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,401	1,346,197
4.40%, 09/25/27	1,630	1,620,678
4.45%, 09/25/26	1,435	1,428,784
4.55%, 10/15/29	1,930	1,911,282
4.85%, 10/15/31	1,030	1,020,285
5.00%, 10/15/34	3,050	3,009,432
5.25%, 07/01/28(a)	1,635	1,664,158
5.60%, 10/15/54(a)	965	957,381
6.20%, 10/15/35	1,390	1,492,206
6.35%, 10/15/45(a)	2,374	2,557,859
HP Inc.
1.45%, 06/17/26(a)	806	766,641
2.65%, 06/17/31	1,670	1,456,406
3.00%, 06/17/27	1,782	1,711,289
3.40%, 06/17/30	703	652,411
4.00%, 04/15/29	1,860	1,802,524
4.20%, 04/15/32(a)	1,050	999,970
4.75%, 01/15/28(a)	1,805	1,812,775
5.50%, 01/15/33(a)	1,715	1,758,456
6.00%, 09/15/41(a)	1,800	1,888,168
IBM International Capital Pte Ltd.
4.60%, 02/05/27(a)	960	963,629
4.60%, 02/05/29(a)	950	951,738
4.70%, 02/05/26(a)	900	901,177
4.75%, 02/05/31(a)	970	973,172
4.90%, 02/05/34	1,355	1,347,025
5.25%, 02/05/44	1,305	1,282,520
5.30%, 02/05/54	2,075	2,027,219
International Business Machines Corp.
1.70%, 05/15/27	1,912	1,787,888
1.95%, 05/15/30	2,155	1,867,872
2.20%, 02/09/27	1,058	1,007,455
2.72%, 02/09/32(a)	570	501,117
2.85%, 05/15/40	1,164	864,995
2.95%, 05/15/50(a)	1,232	820,392
Security	Par (000)	Value
Computers (continued)
3.30%, 05/15/26	$3,304	$3,245,448
3.30%, 01/27/27	249	243,059
3.43%, 02/09/52(a)	940	681,617
3.45%, 02/19/26	1,936	1,909,714
3.50%, 05/15/29	3,866	3,703,550
4.00%, 06/20/42	1,708	1,449,381
4.15%, 07/27/27	1,235	1,223,906
4.15%, 05/15/39	3,044	2,711,872
4.25%, 05/15/49	4,068	3,447,776
4.40%, 07/27/32(a)	1,265	1,236,865
4.50%, 02/06/26	975	974,064
4.50%, 02/06/28(a)	1,240	1,241,060
4.70%, 02/19/46	960	878,228
4.75%, 02/06/33(a)	1,080	1,081,634
4.90%, 07/27/52(a)	1,185	1,115,792
5.10%, 02/06/53(a)	960	929,920
5.60%, 11/30/39	1,235	1,285,350
5.88%, 11/29/32	1,053	1,127,083
6.22%, 08/01/27	1,182	1,234,687
6.50%, 01/15/28	888	939,096
7.13%, 12/01/96(a)	350	458,752
Kyndryl Holdings Inc.
2.05%, 10/15/26	715	678,976
2.70%, 10/15/28(a)	1,012	931,373
3.15%, 10/15/31(a)	1,180	1,037,340
4.10%, 10/15/41(a)	932	764,791
6.35%, 02/20/34(a)	400	424,173
Leidos Inc.
2.30%, 02/15/31	1,092	935,817
4.38%, 05/15/30	765	736,822
5.75%, 03/15/33(a)	435	448,297
Lenovo Group Ltd.
3.42%, 11/02/30(b)	620	563,442
5.83%, 01/27/28(b)	265	270,737
6.54%, 07/27/32(b)	215	230,918
NetApp Inc.
2.38%, 06/22/27(a)	1,280	1,212,186
2.70%, 06/22/30	1,480	1,324,355
Teledyne FLIR LLC, 2.50%, 08/01/30	1,148	1,014,492
Western Digital Corp.
2.85%, 02/01/29	325	290,965
3.10%, 02/01/32(a)	270	228,214
Wipro IT Services LLC, 1.50%, 06/23/26(b)	1,130	1,071,745
		222,830,791
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	870	845,311
3.25%, 08/15/32(a)	1,052	962,221
3.70%, 08/01/47	967	781,479
4.00%, 08/15/45(a)	1,031	893,439
4.60%, 03/01/28(a)	546	556,563
4.60%, 03/01/33(a)	616	619,196
4.80%, 03/02/26	641	644,430
Conopco Inc.
Series E, 7.25%, 12/15/26	590	621,492
Series F, 6.63%, 04/15/28(a)	235	250,793
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	1,015	854,496
2.38%, 12/01/29	1,142	1,024,666
2.60%, 04/15/30(a)	1,180	1,060,550
3.13%, 12/01/49(a)	1,309	887,684

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.15%, 03/15/27	$955	$926,518
3.70%, 08/15/42	647	501,129
4.15%, 03/15/47	897	737,010
4.38%, 05/15/28(a)	970	964,825
4.38%, 06/15/45	859	734,187
4.65%, 05/15/33	485	471,354
5.00%, 02/14/34(a)	720	720,909
5.15%, 05/15/53	644	635,939
6.00%, 05/15/37	686	722,418
Haleon U.S. Capital LLC
3.38%, 03/24/27	3,090	3,005,640
3.38%, 03/24/29	923	874,854
3.63%, 03/24/32	2,915	2,691,497
4.00%, 03/24/52	1,925	1,568,063
Kenvue Inc.
4.90%, 03/22/33(a)	1,945	1,957,599
5.00%, 03/22/30	1,610	1,645,792
5.05%, 03/22/28	1,845	1,883,325
5.05%, 03/22/53(a)	2,324	2,272,649
5.10%, 03/22/43(a)	1,270	1,264,551
5.20%, 03/22/63	1,239	1,216,502
5.35%, 03/22/26	1,190	1,202,518
Procter & Gamble Co. (The)
1.00%, 04/23/26	1,550	1,484,988
1.20%, 10/29/30	1,522	1,272,192
1.90%, 02/01/27	355	338,312
1.95%, 04/23/31	1,335	1,164,356
2.30%, 02/01/32(a)	1,505	1,325,293
2.45%, 11/03/26	1,201	1,160,128
2.80%, 03/25/27	859	832,591
2.85%, 08/11/27	1,192	1,150,678
3.00%, 03/25/30	2,160	2,016,109
3.50%, 10/25/47	730	582,481
3.55%, 03/25/40(a)	853	731,451
3.60%, 03/25/50	845	680,722
3.95%, 01/26/28(a)	1,170	1,164,689
4.05%, 01/26/33(a)	1,135	1,107,557
4.15%, 10/24/29	725	723,375
4.35%, 01/29/29(a)	855	859,144
4.55%, 01/29/34	790	790,447
4.55%, 10/24/34(a)	700	701,992
5.50%, 02/01/34	427	453,257
5.55%, 03/05/37	632	684,785
5.80%, 08/15/34	785	854,460
Unilever Capital Corp.
1.38%, 09/14/30(a)	955	802,866
1.75%, 08/12/31	1,420	1,192,484
2.00%, 07/28/26(a)	1,180	1,136,731
2.13%, 09/06/29	1,745	1,573,812
2.90%, 05/05/27(a)	1,815	1,756,062
3.50%, 03/22/28(a)	2,290	2,232,726
4.25%, 08/12/27	565	563,560
4.63%, 08/12/34	960	948,034
4.88%, 09/08/28	890	904,926
5.00%, 12/08/33(a)	1,129	1,152,903
5.90%, 11/15/32(a)	1,564	1,695,824
Series 30Y, 2.63%, 08/12/51(a)	1,420	930,041
		70,968,575
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	1,078	988,445
Security	Par (000)	Value
Distribution & Wholesale (continued)
4.25%, 04/20/27(b)	$615	$606,814
4.50%, 10/24/28(b)	1,785	1,756,743
4.65%, 04/20/32(b)	635	615,609
LKQ Corp.
5.75%, 06/15/28(a)	780	797,292
6.25%, 06/15/33	825	865,653
Mitsubishi Corp.
1.13%, 07/15/26(b)	840	793,327
5.00%, 07/05/28(a)(b)	950	961,240
5.00%, 07/02/29(a)(b)	740	751,701
5.13%, 07/17/34(b)	735	748,321
WW Grainger Inc.
3.75%, 05/15/46	640	521,745
4.20%, 05/15/47	566	490,842
4.45%, 09/15/34	665	650,577
4.60%, 06/15/45	1,093	1,017,468
		11,565,777
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	1,340	1,293,799
2.45%, 10/29/26	4,725	4,516,715
3.00%, 10/29/28	5,515	5,149,896
3.30%, 01/30/32	6,260	5,554,719
3.40%, 10/29/33	2,295	1,995,292
3.65%, 07/21/27	1,507	1,465,079
3.85%, 10/29/41	2,185	1,784,675
3.88%, 01/23/28(a)	863	840,348
4.45%, 04/03/26	995	989,376
4.63%, 10/15/27	1,033	1,029,707
4.63%, 09/10/29	1,845	1,821,874
4.95%, 09/10/34	1,425	1,386,331
5.10%, 01/19/29	1,245	1,256,176
5.30%, 01/19/34	1,015	1,018,225
5.75%, 06/06/28(a)	1,205	1,242,421
6.10%, 01/15/27	845	865,945
6.15%, 09/30/30	1,080	1,140,654
6.45%, 04/15/27	1,345	1,393,532
6.95%, 03/10/55, (5-year CMT + 2.720%)(d)	820	850,281
Affiliated Managers Group Inc.
3.30%, 06/15/30	752	691,855
5.50%, 08/20/34	330	331,471
Air Lease Corp.
1.88%, 08/15/26	1,620	1,542,522
2.10%, 09/01/28	797	723,991
2.20%, 01/15/27	1,352	1,283,372
2.88%, 01/15/26(a)	384	375,735
2.88%, 01/15/32(a)	1,285	1,118,939
3.00%, 02/01/30	1,150	1,046,067
3.13%, 12/01/30	1,189	1,073,456
3.25%, 10/01/29(a)	700	652,642
3.63%, 04/01/27(a)	1,223	1,183,539
3.63%, 12/01/27	760	735,478
3.75%, 06/01/26	218	214,639
4.63%, 10/01/28(a)	760	756,391
5.10%, 03/01/29(a)	685	693,932
5.20%, 07/15/31(a)	555	559,476
5.30%, 06/25/26	500	503,692
5.30%, 02/01/28(a)	1,060	1,076,431
5.85%, 12/15/27	1,080	1,111,996

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(a)(b)	$580	$591,276
Aircastle Ltd.
2.85%, 01/26/28(b)	612	573,286
4.25%, 06/15/26	1,310	1,294,940
5.95%, 02/15/29(b)	890	916,886
6.50%, 07/18/28(a)(b)	755	787,812
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(a)(b)	750	770,250
Ally Financial Inc.
2.20%, 11/02/28(a)	1,455	1,311,397
4.75%, 06/09/27(a)	1,140	1,137,605
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)(d)	710	719,447
6.85%, 01/03/30, (1-day SOFR + 2.282%)(d)	1,175	1,230,247
6.99%, 06/13/29, (1-day SOFR + 3.260%)(d)	719	754,720
7.10%, 11/15/27	1,304	1,380,642
8.00%, 11/01/31	2,687	3,019,782
8.00%, 11/01/31(a)	698	783,942
American Express Co.
1.65%, 11/04/26	1,790	1,692,854
2.55%, 03/04/27	3,103	2,969,785
3.13%, 05/20/26	1,558	1,526,710
3.30%, 05/03/27	3,184	3,089,856
4.05%, 05/03/29	1,555	1,529,157
4.05%, 12/03/42(a)	1,940	1,708,898
4.42%, 08/03/33, (1-day SOFR + 1.760%)(d)	2,010	1,952,144
4.90%, 02/13/26	1,757	1,762,253
4.99%, 05/26/33, (1-day SOFR + 2.255%)(d)	1,321	1,317,326
5.04%, 07/26/28, (1-day SOFR + 0.930%)(d)	1,190	1,198,957
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)(d)	2,030	2,043,002
5.10%, 02/16/28, (1-day SOFR + 1.000%)(d)	1,495	1,505,739
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(d)	1,880	1,911,949
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)(d)	2,220	2,251,146
5.39%, 07/28/27, (1-day SOFR + 0.970%)(d)	900	909,505
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(d)	1,800	1,849,261
5.63%, 07/28/34, (1-day SOFR + 1.930%)(d)	430	442,616
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(d)	1,930	1,952,050
5.85%, 11/05/27	2,255	2,333,867
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	800	837,766
6.49%, 10/30/31, (1-day SOFR + 1.940%)(d)	1,125	1,219,897
American Express Credit Corp., 3.30%, 05/03/27	460	447,334
Ameriprise Financial Inc.
2.88%, 09/15/26	861	837,694
4.50%, 05/13/32(a)	765	751,620
5.15%, 05/15/33(a)	1,120	1,142,159
5.70%, 12/15/28	965	1,006,126
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,035	948,432
Apollo Global Management Inc.
5.80%, 05/21/54	1,135	1,198,600
6.38%, 11/15/33	550	608,095
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	850	778,978
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(b)(d)	895	855,630
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	$315	$231,621
Ares Management Corp.
5.60%, 10/11/54	980	972,756
6.38%, 11/10/28	265	279,856
Aviation Capital Group LLC
1.95%, 01/30/26(b)	965	930,985
1.95%, 09/20/26(a)(b)	1,457	1,379,537
3.50%, 11/01/27(b)	1,020	978,287
5.38%, 07/15/29(b)	720	731,780
6.25%, 04/15/28(a)(b)	750	778,304
6.38%, 07/15/30(b)	1,054	1,116,017
6.75%, 10/25/28(b)	810	856,281
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(b)	1,052	1,014,754
2.53%, 11/18/27(b)	3,253	3,024,813
2.75%, 02/21/28(b)	1,470	1,368,871
3.25%, 02/15/27(b)	1,205	1,157,365
4.25%, 04/15/26(b)	1,380	1,361,646
4.38%, 05/01/26(b)	1,005	992,594
5.50%, 01/15/26(b)	849	850,566
5.75%, 03/01/29(b)	1,833	1,876,128
5.75%, 11/15/29(b)	1,365	1,399,511
6.38%, 05/04/28(a)(b)	570	591,632
BGC Group Inc.
4.38%, 12/15/25	650	643,589
6.60%, 06/10/29	355	363,239
8.00%, 05/25/28(a)	520	556,898
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(b)	658	540,826
1.63%, 08/05/28(b)	688	618,775
2.00%, 01/30/32(b)	1,388	1,145,910
2.50%, 01/10/30(b)	948	855,125
2.55%, 03/30/32(a)(b)	655	560,520
2.80%, 09/30/50(b)	452	285,737
2.85%, 08/05/51(b)	730	463,403
3.15%, 10/02/27(a)(b)	762	730,130
3.20%, 01/30/52(a)(b)	1,340	922,440
3.50%, 09/10/49(b)	805	589,929
4.00%, 10/02/47(b)	354	283,233
4.45%, 07/15/45(b)	430	372,078
5.00%, 06/15/44(a)(b)	456	436,068
5.90%, 11/03/27(a)(b)	1,195	1,235,501
6.20%, 04/22/33(a)(b)	1,895	2,045,043
6.25%, 08/15/42(b)	436	460,498
Blue Owl Finance LLC
3.13%, 06/10/31	883	775,397
4.13%, 10/07/51	600	455,609
4.38%, 02/15/32(a)	800	743,455
6.25%, 04/18/34	505	530,012
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	765	684,222
3.00%, 09/11/29(a)(b)	1,406	1,303,418
3.50%, 09/18/27(a)(b)	1,195	1,156,746
3.88%, 04/27/26(b)	1,500	1,481,340
BOC Aviation USA Corp.
4.63%, 09/04/31(b)	380	376,473
4.88%, 05/03/33(a)(b)	880	883,605
5.25%, 01/14/30(b)	600	613,128
5.75%, 11/09/28(a)(b)	1,630	1,688,654
Brookfield Capital Finance LLC, 6.09%, 06/14/33	339	358,806

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	$1,660	$1,400,570
Brookfield Finance Inc.
2.72%, 04/15/31	905	796,909
3.50%, 03/30/51(a)	965	702,896
3.63%, 02/15/52	775	571,069
3.90%, 01/25/28	1,864	1,824,286
4.25%, 06/02/26(a)	952	945,910
4.35%, 04/15/30	1,299	1,268,255
4.70%, 09/20/47	1,393	1,264,637
4.85%, 03/29/29(a)	1,536	1,540,302
5.68%, 01/15/35	650	670,985
5.97%, 03/04/54	1,535	1,628,769
6.35%, 01/05/34	700	754,878
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	1,209	872,731
Cantor Fitzgerald LP
4.50%, 04/14/27(a)(b)	780	765,970
7.20%, 12/12/28(b)	1,075	1,130,313
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(d)	1,841	1,738,499
2.36%, 07/29/32, (1-day SOFR + 1.337%)(d)	1,684	1,381,986
2.62%, 11/02/32, (1-day SOFR + 1.265%)(d)	1,130	955,113
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	2,020	1,880,121
3.65%, 05/11/27	2,117	2,064,209
3.75%, 07/28/26	1,975	1,935,668
3.75%, 03/09/27	2,501	2,445,251
3.80%, 01/31/28	2,549	2,469,295
4.93%, 05/10/28, (1-day SOFR + 2.057%)(d)	1,455	1,455,310
5.25%, 07/26/30, (1-day SOFR + 2.600%)(d)	870	874,671
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(d)	1,823	1,822,523
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	895	907,262
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)(d)	1,330	1,345,448
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(d)	705	721,712
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	1,935	1,989,903
5.88%, 07/26/35, (1-day SOFR +1.990%)(d)	1,280	1,318,908
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)(d)	1,620	1,690,106
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	1,755	1,823,110
6.38%, 06/08/34, (1-day SOFR + 2.860%)(d)	2,530	2,686,763
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	730	759,375
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)(d)	2,055	2,297,532
Cboe Global Markets Inc.
1.63%, 12/15/30	703	588,682
3.00%, 03/16/32	1,540	1,367,406
3.65%, 01/12/27	1,355	1,331,816
Charles Schwab Corp. (The)
0.90%, 03/11/26	1,847	1,761,938
1.15%, 05/13/26	1,535	1,462,027
1.65%, 03/11/31	1,044	869,822
1.95%, 12/01/31	1,832	1,516,877
2.00%, 03/20/28(a)	2,715	2,503,067
2.30%, 05/13/31	1,410	1,221,136
2.45%, 03/03/27	1,989	1,901,145
2.75%, 10/01/29	557	510,473
2.90%, 03/03/32	1,640	1,446,521
3.20%, 03/02/27	1,330	1,291,823
Security	Par (000)	Value
Diversified Financial Services (continued)
3.20%, 01/25/28(a)	$1,110	$1,066,462
3.25%, 05/22/29	1,755	1,659,787
3.30%, 04/01/27(a)	1,324	1,287,013
3.45%, 02/13/26	620	611,685
4.00%, 02/01/29	1,194	1,168,232
4.63%, 03/22/30(a)	585	591,165
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	1,532	1,575,066
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	1,175	1,235,203
5.88%, 08/24/26(a)	1,551	1,582,430
6.14%, 08/24/34, (1-day SOFR + 2.010%)(d)	1,715	1,837,677
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	1,799	1,894,508
CI Financial Corp.
3.20%, 12/17/30	1,380	1,207,436
4.10%, 06/15/51(a)	105	77,378
7.50%, 05/30/29(a)(b)	165	175,834
Citadel Finance LLC, 3.38%, 03/09/26(b)	1,215	1,183,575
Citadel LP, 4.88%, 01/15/27(b)	808	799,317
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	20	20,353
CME Group Inc.
2.65%, 03/15/32	1,160	1,018,727
3.75%, 06/15/28(a)	1,047	1,027,129
4.15%, 06/15/48(a)	1,046	911,742
5.30%, 09/15/43	1,206	1,263,257
Credit Suisse USA LLC, 7.13%, 07/15/32	1,218	1,379,703
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	595	584,853
Discover Financial Services
4.10%, 02/09/27	1,928	1,902,274
4.50%, 01/30/26	626	623,242
6.70%, 11/29/32	1,320	1,437,143
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(d)	1,310	1,526,219
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, 3.88%, 02/15/26(b)	928	901,183
Eaton Vance Corp., 3.50%, 04/06/27	661	645,696
Enact Holdings Inc., 6.25%, 05/28/29	805	825,513
FMR LLC
5.15%, 02/01/43(b)	247	240,485
6.45%, 11/15/39(b)	770	874,827
6.50%, 12/14/40(b)	310	350,525
7.57%, 06/15/29(a)(b)	1,195	1,336,484
Franklin Resources Inc.
1.60%, 10/30/30	1,397	1,170,033
2.95%, 08/12/51(a)	540	355,870
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	270	265,721
Invesco Finance PLC
3.75%, 01/15/26	917	906,874
5.38%, 11/30/43	415	407,702
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(b)	315	309,367
Jefferies Financial Group Inc.
2.63%, 10/15/31	1,492	1,276,787
2.75%, 10/15/32	965	810,990
4.15%, 01/23/30	1,511	1,455,667
4.85%, 01/15/27	1,253	1,255,774
5.88%, 07/21/28	1,635	1,685,844
6.20%, 04/14/34	2,025	2,132,773
6.25%, 01/15/36	845	896,040
6.45%, 06/08/27	632	654,590
6.50%, 01/20/43(a)	604	665,797

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.63%, 10/23/43	$430	$458,979
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	1,088	1,080,174
Lazard Group LLC
3.63%, 03/01/27(a)	566	551,564
4.38%, 03/11/29(a)	957	938,930
4.50%, 09/19/28	741	731,285
6.00%, 03/15/31	390	406,648
Legg Mason Inc.
4.75%, 03/15/26	1,000	1,000,793
5.63%, 01/15/44(a)	781	799,343
LPL Holdings Inc.
4.00%, 03/15/29(a)(b)	1,675	1,591,510
4.38%, 05/15/31(a)(b)	570	535,020
4.63%, 11/15/27(b)	770	757,955
5.70%, 05/20/27	1,010	1,026,682
6.00%, 05/20/34	495	512,280
6.75%, 11/17/28(a)	355	376,327
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	805	807,941
5.30%, 03/28/34(b)	750	765,505
LSEGA Financing PLC
1.38%, 04/06/26(b)	1,757	1,682,615
2.00%, 04/06/28(b)	1,703	1,561,651
2.50%, 04/06/31(b)	1,663	1,444,089
3.20%, 04/06/41(b)	861	666,305
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	705	694,783
6.40%, 03/26/29(b)	620	641,127
6.50%, 03/26/31(b)	605	628,103
8.13%, 03/30/29(b)	70	73,855
8.38%, 05/01/28(b)	205	215,432
Marex Group PLC, 6.40%, 11/04/29	700	707,813
Mastercard Inc.
1.90%, 03/15/31	1,025	882,817
2.00%, 11/18/31(a)	1,340	1,138,157
2.95%, 11/21/26	840	816,819
2.95%, 06/01/29(a)	1,805	1,697,817
2.95%, 03/15/51	1,076	740,476
3.30%, 03/26/27	1,938	1,894,728
3.35%, 03/26/30	2,250	2,126,053
3.50%, 02/26/28(a)	1,246	1,215,790
3.65%, 06/01/49(a)	1,657	1,311,964
3.80%, 11/21/46(a)	915	752,833
3.85%, 03/26/50	2,114	1,728,309
3.95%, 02/26/48	815	687,602
4.10%, 01/15/28	785	780,049
4.35%, 01/15/32	1,045	1,026,752
4.55%, 01/15/35(a)	835	817,172
4.85%, 03/09/33	1,185	1,200,228
4.88%, 03/09/28	1,095	1,112,512
4.88%, 05/09/34	1,040	1,047,786
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	935	939,645
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	15	15,133
5.66%, 02/28/33(a)(b)	775	796,182
5.81%, 09/12/28(b)	505	521,334
Nasdaq Inc.
1.65%, 01/15/31(a)	1,071	896,893
2.50%, 12/21/40	954	666,600
3.25%, 04/28/50(a)	880	625,027
Security	Par (000)	Value
Diversified Financial Services (continued)
3.85%, 06/30/26	$1,133	$1,118,882
3.95%, 03/07/52	930	726,613
5.35%, 06/28/28	1,610	1,646,939
5.55%, 02/15/34	1,845	1,903,197
5.95%, 08/15/53(a)	1,715	1,811,487
6.10%, 06/28/63	650	692,060
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(a)(b)	653	638,962
4.88%, 04/15/45(a)(b)	440	380,978
Nomura Holdings Inc.
1.65%, 07/14/26	1,995	1,893,108
2.17%, 07/14/28	1,564	1,420,478
2.33%, 01/22/27	1,920	1,819,745
2.61%, 07/14/31	1,635	1,400,690
2.68%, 07/16/30	1,279	1,125,995
2.71%, 01/22/29	845	773,022
3.00%, 01/22/32	1,340	1,164,974
3.10%, 01/16/30	2,245	2,046,925
5.39%, 07/06/27(a)	880	889,378
5.59%, 07/02/27	810	824,019
5.61%, 07/06/29	825	846,590
5.71%, 01/09/26	405	407,836
5.78%, 07/03/34	1,145	1,180,633
5.84%, 01/18/28	925	949,398
6.07%, 07/12/28	2,375	2,465,028
6.09%, 07/12/33(a)	930	986,052
6.18%, 01/18/33	725	770,326
Nuveen LLC
4.00%, 11/01/28(b)	1,905	1,865,840
5.55%, 01/15/30(a)(b)	815	840,490
5.85%, 04/15/34(b)	640	662,593
ORIX Corp.
2.25%, 03/09/31(a)	885	757,075
3.70%, 07/18/27(a)	520	506,754
4.00%, 04/13/32	665	624,491
4.65%, 09/10/29(a)	475	472,300
5.00%, 09/13/27	425	428,598
5.20%, 09/13/32(a)	680	688,905
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	1,026	966,860
6.15%, 12/06/28(a)(b)	990	1,026,781
Radian Group Inc.
4.88%, 03/15/27	1,100	1,091,709
6.20%, 05/15/29	710	733,107
Raymond James Financial Inc.
3.75%, 04/01/51	1,260	970,867
4.65%, 04/01/30	1,062	1,066,468
4.95%, 07/15/46	1,174	1,104,635
REC Ltd.
4.75%, 09/27/29(b)	40	39,316
5.63%, 04/11/28(b)	215	218,272
Stifel Financial Corp., 4.00%, 05/15/30	785	749,640
SURA Asset Management SA, 4.38%, 04/11/27(b)	145	142,183
Synchrony Financial
2.88%, 10/28/31	1,235	1,044,056
3.70%, 08/04/26	709	693,032
3.95%, 12/01/27	1,251	1,208,025
5.15%, 03/19/29	1,498	1,486,210

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(d)	$830	$847,753
TPG Operating Group II LP, 5.88%, 03/05/34	245	257,100
USAA Capital Corp.
2.13%, 05/01/30(a)(b)	657	577,479
5.25%, 06/01/27(a)(b)	470	478,001
Visa Inc.
0.75%, 08/15/27(a)	1,094	998,774
1.10%, 02/15/31(a)	1,639	1,348,134
1.90%, 04/15/27	2,333	2,205,867
2.00%, 08/15/50	2,612	1,509,056
2.05%, 04/15/30	2,643	2,336,701
2.70%, 04/15/40	1,448	1,100,749
2.75%, 09/15/27	1,570	1,509,359
3.65%, 09/15/47	1,577	1,269,096
4.15%, 12/14/35	2,159	2,057,401
4.30%, 12/14/45	4,282	3,852,973
Voya Financial Inc.
3.65%, 06/15/26	990	972,855
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)(d)	574	534,184
4.80%, 06/15/46(a)	748	668,356
5.00%, 09/20/34	560	544,446
5.70%, 07/15/43(a)	451	450,745
Western Union Co. (The)
1.35%, 03/15/26	901	859,969
2.75%, 03/15/31	701	604,218
6.20%, 11/17/36(a)	713	736,741
6.20%, 06/21/40	555	567,083
		396,375,297
Electric — 8.6%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,125	1,025,443
3.40%, 04/29/51(b)	1,470	1,062,259
4.00%, 10/03/49(b)	1,220	991,609
4.38%, 06/22/26(b)	640	636,077
4.38%, 01/24/29(b)	65	64,109
4.38%, 10/09/31(b)	40	38,704
4.70%, 04/24/33(a)(b)	1,840	1,810,343
4.75%, 03/09/37(b)	1,155	1,112,808
4.88%, 04/23/30(b)	472	473,256
6.50%, 10/27/36(a)(b)	1,274	1,430,065
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	229,685
3.95%, 02/12/30(b)	372	298,381
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	514,126
4.25%, 05/21/36(b)	362	285,148
AEP Texas Inc.
3.45%, 05/15/51	742	522,162
3.80%, 10/01/47	492	372,422
3.95%, 06/01/28	669	651,092
4.70%, 05/15/32	835	817,758
5.25%, 05/15/52	710	678,291
5.40%, 06/01/33	385	388,887
5.45%, 05/15/29	535	549,304
5.70%, 05/15/34	570	587,376
Series E, 6.65%, 02/15/33	489	530,376
Series G, 4.15%, 05/01/49	530	421,757
Series H, 3.45%, 01/15/50	683	486,166
Series I, 2.10%, 07/01/30	1,192	1,033,133
Security	Par (000)	Value
Electric (continued)
AEP Transmission Co. LLC
3.10%, 12/01/26	$757	$736,836
3.15%, 09/15/49	295	205,780
3.75%, 12/01/47	859	672,131
3.80%, 06/15/49	605	473,421
4.00%, 12/01/46	495	407,899
4.25%, 09/15/48	575	487,517
4.50%, 06/15/52	755	665,376
5.15%, 04/01/34	490	495,629
5.40%, 03/15/53	905	913,471
Series M, 3.65%, 04/01/50(a)	790	607,195
Series N, 2.75%, 08/15/51(a)	707	452,437
AES Andes SA, 6.30%, 03/15/29(b)	165	167,378
AES Corp. (The)
1.38%, 01/15/26	1,283	1,231,417
2.45%, 01/15/31	1,580	1,339,172
3.95%, 07/15/30(a)(b)	1,059	986,236
5.45%, 06/01/28	1,725	1,744,333
Alabama Power Co.
3.00%, 03/15/52	1,020	697,513
3.05%, 03/15/32	620	555,584
3.13%, 07/15/51	970	673,306
3.45%, 10/01/49	694	519,048
3.75%, 09/01/27	900	884,032
3.75%, 03/01/45	1,311	1,056,915
3.85%, 12/01/42	505	420,947
3.94%, 09/01/32(a)	617	586,641
4.10%, 01/15/42(a)	335	284,939
4.15%, 08/15/44	471	405,569
4.30%, 01/02/46	595	518,798
5.50%, 03/15/41(a)	240	243,412
5.70%, 02/15/33(a)	299	314,288
5.85%, 11/15/33	345	367,105
6.00%, 03/01/39	766	831,981
6.13%, 05/15/38(a)	385	417,417
Series 11-C, 5.20%, 06/01/41(a)	346	339,179
Series 20-A, 1.45%, 09/15/30(a)	820	688,710
Series A, 4.30%, 07/15/48	841	732,228
Series B, 3.70%, 12/01/47	991	780,182
Alexander Funding Trust II, 7.47%, 07/31/28(a)(b)	935	996,247
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	1,130	862,996
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	180	181,021
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	549	495,947
4.25%, 06/15/28(b)	710	693,714
5.40%, 06/06/27(a)(b)	885	894,838
5.95%, 03/30/29(a)(b)	540	559,483
Ameren Corp.
1.75%, 03/15/28	1,150	1,047,857
1.95%, 03/15/27	1,075	1,013,693
3.50%, 01/15/31	1,134	1,052,766
3.65%, 02/15/26	602	593,684
5.00%, 01/15/29	1,040	1,049,546
5.70%, 12/01/26	980	997,942
Ameren Illinois Co.
1.55%, 11/15/30	580	486,092
2.90%, 06/15/51	630	422,002
3.25%, 03/15/50	480	346,009
3.70%, 12/01/47	777	613,364

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 05/15/28	$735	$718,758
3.85%, 09/01/32	805	753,707
4.15%, 03/15/46	745	641,478
4.30%, 07/01/44(a)	238	203,459
4.50%, 03/15/49	549	490,971
4.80%, 12/15/43(a)	485	444,988
4.95%, 06/01/33	540	543,989
5.55%, 07/01/54	860	898,527
5.90%, 12/01/52	555	601,967
American Electric Power Co. Inc.
2.30%, 03/01/30	785	693,268
3.20%, 11/13/27(a)	948	911,901
3.25%, 03/01/50	708	484,368
3.88%, 02/15/62, (5-year CMT + 2.675%)(d)	470	444,041
5.20%, 01/15/29	1,650	1,677,667
5.63%, 03/01/33	744	768,846
5.75%, 11/01/27	941	969,409
5.95%, 11/01/32	965	1,020,074
6.95%, 12/15/54, (5-year CMT + 2.675%)(d)	50	52,241
Series J, 4.30%, 12/01/28(a)	867	855,300
American Transmission Systems Inc.
2.65%, 01/15/32(b)	862	745,692
5.00%, 09/01/44(b)	528	505,007
Appalachian Power Co.
4.40%, 05/15/44	472	402,662
4.45%, 06/01/45	433	367,990
4.50%, 08/01/32	1,010	974,696
5.65%, 04/01/34	550	569,081
7.00%, 04/01/38	583	667,545
Series AA, 2.70%, 04/01/31	635	558,827
Series L, 5.80%, 10/01/35(a)	205	210,118
Series P, 6.70%, 08/15/37	580	639,670
Series X, 3.30%, 06/01/27(a)	700	676,605
Series Y, 4.50%, 03/01/49	657	556,709
Series Z, 3.70%, 05/01/50	815	600,897
Arizona Public Service Co.
2.20%, 12/15/31	817	686,806
2.55%, 09/15/26(a)	565	542,384
2.60%, 08/15/29	690	631,076
2.65%, 09/15/50	830	507,022
2.95%, 09/15/27	590	563,937
3.35%, 05/15/50	690	491,543
3.50%, 12/01/49	680	492,190
3.75%, 05/15/46	635	495,313
4.20%, 08/15/48(a)	635	518,364
4.25%, 03/01/49	496	408,729
4.35%, 11/15/45	680	579,530
4.50%, 04/01/42	810	714,629
4.70%, 01/15/44	95	83,198
5.05%, 09/01/41	345	327,198
5.50%, 09/01/35(a)	395	407,102
5.55%, 08/01/33	785	803,597
5.70%, 08/15/34	1,240	1,286,179
6.35%, 12/15/32	585	632,594
Atlantic City Electric Co.
2.30%, 03/15/31	825	714,048
4.00%, 10/15/28	827	810,664
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	14	14,563
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	315	307,747
Avangrid Inc., 3.80%, 06/01/29	1,629	1,560,543
Security	Par (000)	Value
Electric (continued)
Avista Corp.
4.00%, 04/01/52	$625	$498,504
4.35%, 06/01/48(a)	645	558,613
Baltimore Gas & Electric Co.
2.25%, 06/15/31	680	586,203
2.40%, 08/15/26	697	672,276
2.90%, 06/15/50	510	340,816
3.20%, 09/15/49	649	457,315
3.50%, 08/15/46	926	705,200
3.75%, 08/15/47	574	449,418
4.25%, 09/15/48	720	610,940
4.55%, 06/01/52	700	621,521
5.30%, 06/01/34	445	456,296
5.40%, 06/01/53	820	826,836
5.65%, 06/01/54	525	547,437
6.35%, 10/01/36	377	419,128
Basin Electric Power Cooperative, 4.75%, 04/26/47(b)	390	341,543
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	985	816,998
2.85%, 05/15/51	2,405	1,576,350
3.25%, 04/15/28	1,154	1,107,803
3.70%, 07/15/30	1,586	1,514,707
3.80%, 07/15/48	1,318	1,030,455
4.25%, 10/15/50	1,183	987,088
4.45%, 01/15/49	1,712	1,487,785
4.50%, 02/01/45	1,219	1,107,552
4.60%, 05/01/53	1,265	1,112,183
5.15%, 11/15/43	943	933,343
5.95%, 05/15/37	624	669,029
6.13%, 04/01/36	2,176	2,346,037
8.48%, 09/15/28	215	242,964
Black Hills Corp.
2.50%, 06/15/30	620	544,674
3.05%, 10/15/29	937	864,511
3.15%, 01/15/27	957	922,964
3.88%, 10/15/49	530	405,833
3.95%, 01/15/26	655	647,932
4.20%, 09/15/46(a)	395	326,680
4.35%, 05/01/33	579	544,179
5.95%, 03/15/28(a)	720	747,988
6.00%, 01/15/35	780	821,179
6.15%, 05/15/34	395	422,119
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	40	41,927
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	678	544,624
3.60%, 03/01/52	505	383,799
3.95%, 03/01/48	669	540,546
4.50%, 04/01/44	1,067	959,417
4.95%, 04/01/33	440	440,777
5.05%, 03/01/35	495	498,905
5.15%, 03/01/34	615	625,418
5.20%, 10/01/28(a)	830	848,012
5.30%, 04/01/53	695	694,938
Series AA, 3.00%, 02/01/27	500	483,853
Series AC, 4.25%, 02/01/49	1,211	1,030,474
Series AD, 2.90%, 07/01/50(a)	751	497,513
Series AE, 2.35%, 04/01/31	740	642,485
Series AF, 3.35%, 04/01/51	680	494,028

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series AG, 3.00%, 03/01/32	$325	$288,812
Series ai., 4.45%, 10/01/32	640	624,405
Series AJ, 4.85%, 10/01/52	495	463,165
Series K2, 6.95%, 03/15/33	620	701,570
Series Z, 2.40%, 09/01/26	706	679,665
CenterPoint Energy Inc.
1.45%, 06/01/26	852	812,339
2.65%, 06/01/31	655	573,546
2.95%, 03/01/30	642	583,395
3.70%, 09/01/49	615	459,345
5.25%, 08/10/26	515	518,094
5.40%, 06/01/29	760	775,960
CEZ A/S, 5.63%, 04/03/42(b)	65	59,732
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	195,304
Cleco Corporate Holdings LLC
3.38%, 09/15/29(a)	444	402,607
3.74%, 05/01/26	178	174,377
4.97%, 05/01/46	517	454,707
Cleco Power LLC
6.00%, 12/01/40(a)	385	401,687
6.50%, 12/01/35(a)	382	419,406
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(a)(b)	420	401,311
4.55%, 11/15/30(a)(b)	615	601,543
5.95%, 12/15/36(a)	492	512,313
CMS Energy Corp.
2.95%, 02/15/27	517	496,079
3.00%, 05/15/26	532	518,482
3.45%, 08/15/27	965	933,673
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)(d)	601	524,935
4.70%, 03/31/43	527	471,345
4.75%, 06/01/50, (5-year CMT + 4.116%)(d)	1,119	1,060,820
4.88%, 03/01/44	568	529,155
Colbun SA
3.15%, 03/06/30(a)(b)	485	435,311
3.15%, 01/19/32(b)	380	323,644
3.95%, 10/11/27(b)	622	601,366
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	584	575,772
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,675	1,420,256
3.88%, 07/26/33(b)	1,486	1,231,589
4.68%, 02/09/51(b)	837	601,691
4.69%, 05/15/29(b)	1,382	1,312,513
4.75%, 02/23/27(a)(b)	660	649,165
5.70%, 01/24/30(b)	10	9,774
5.75%, 02/14/42(a)(b)	627	574,954
6.26%, 02/15/52(a)(b)	1,220	1,071,819
6.45%, 01/24/35(b)	1,280	1,231,140
Commonwealth Edison Co.
2.20%, 03/01/30	642	568,366
2.55%, 06/15/26	1,051	1,019,132
3.00%, 03/01/50	851	581,823
3.15%, 03/15/32	395	355,971
3.65%, 06/15/46	569	449,472
3.70%, 08/15/28	994	967,400
3.70%, 03/01/45	807	648,492
3.80%, 10/01/42(a)	459	380,629
4.00%, 03/01/48	1,220	1,002,214
Security	Par (000)	Value
Electric (continued)
4.00%, 03/01/49	$800	$653,434
4.35%, 11/15/45	565	498,212
4.60%, 08/15/43	427	391,091
4.70%, 01/15/44	565	521,544
4.90%, 02/01/33	245	246,059
5.30%, 06/01/34	320	329,669
5.30%, 02/01/53	680	676,842
5.65%, 06/01/54	485	507,081
6.45%, 01/15/38	739	825,494
Series 122, 2.95%, 08/15/27	870	837,527
Series 123, 3.75%, 08/15/47	821	648,364
Series 127, 3.20%, 11/15/49	566	397,241
Series 130, 3.13%, 03/15/51	910	627,317
Series 131, 2.75%, 09/01/51	660	418,947
Series 133, 3.85%, 03/15/52	725	573,198
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,135	954,174
4.30%, 04/15/44	665	585,082
4.65%, 01/01/29	585	587,062
4.90%, 07/01/33(a)	630	631,170
4.95%, 08/15/34	895	899,849
5.25%, 01/15/53(a)	800	808,717
Series A, 2.05%, 07/01/31	81	69,003
Series A, 3.20%, 03/15/27	852	828,296
Series A, 4.15%, 06/01/45	360	309,008
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	1,402	1,225,570
3.20%, 12/01/51	1,090	757,535
3.60%, 06/15/61(a)	960	699,890
3.70%, 11/15/59	930	690,024
3.80%, 05/15/28(a)	905	882,281
3.85%, 06/15/46	909	729,682
3.95%, 03/01/43	945	795,144
4.45%, 03/15/44	1,214	1,085,295
4.50%, 12/01/45	1,115	992,491
4.50%, 05/15/58	849	725,469
4.63%, 12/01/54	905	809,337
5.20%, 03/01/33	735	754,475
5.38%, 05/15/34(a)	1,300	1,349,650
5.50%, 03/15/34(a)	1,595	1,665,102
5.50%, 03/15/55	900	918,425
5.70%, 06/15/40	485	507,136
5.70%, 05/15/54(a)	1,465	1,545,411
5.90%, 11/15/53	1,230	1,324,093
6.15%, 11/15/52	625	691,055
Series 05-A, 5.30%, 03/01/35	509	521,013
Series 06-A, 5.85%, 03/15/36(a)	655	699,310
Series 06-B, 6.20%, 06/15/36	545	598,170
Series 06-E, 5.70%, 12/01/36	390	404,521
Series 07-A, 6.30%, 08/15/37	853	938,350
Series 08-B, 6.75%, 04/01/38	899	1,030,991
Series 09-C, 5.50%, 12/01/39	733	750,204
Series 12-A, 4.20%, 03/15/42	764	664,917
Series 2017, 3.88%, 06/15/47	819	655,992
Series 20A, 3.35%, 04/01/30	1,191	1,119,555
Series 20B, 3.95%, 04/01/50(a)	1,535	1,276,536
Series A, 4.13%, 05/15/49	845	701,454
Series B, 2.90%, 12/01/26(a)	725	699,934
Series B, 3.13%, 11/15/27	572	549,915
Series C, 3.00%, 12/01/60	665	417,203
Series C, 4.00%, 11/15/57(a)	355	279,678

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.30%, 12/01/56	$641	$533,074
Series D, 4.00%, 12/01/28	815	800,579
Series E, 4.65%, 12/01/48	1,123	1,011,031
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(b)	1,250	1,179,430
5.20%, 04/11/38(a)(b)	615	579,089
Constellation Energy Generation LLC
5.60%, 03/01/28	1,320	1,357,410
5.60%, 06/15/42	1,060	1,070,342
5.75%, 10/01/41	761	774,988
5.75%, 03/15/54	1,310	1,342,065
5.80%, 03/01/33	825	864,259
6.13%, 01/15/34	1,030	1,105,029
6.25%, 10/01/39	1,170	1,263,102
6.50%, 10/01/53	1,280	1,429,354
Consumers Energy Co.
2.50%, 05/01/60(a)	405	240,524
3.10%, 08/15/50(a)	995	717,023
3.25%, 08/15/46	600	454,830
3.50%, 08/01/51	970	751,371
3.60%, 08/15/32(a)	360	334,618
3.75%, 02/15/50	568	456,753
3.80%, 11/15/28	491	477,825
3.95%, 05/15/43	610	514,362
3.95%, 07/15/47	530	436,529
4.05%, 05/15/48(a)	885	748,238
4.10%, 11/15/45	60	49,414
4.20%, 09/01/52	435	372,303
4.35%, 04/15/49	866	761,106
4.35%, 08/31/64	415	349,135
4.60%, 05/30/29	450	451,493
4.63%, 05/15/33(a)	1,075	1,063,315
4.65%, 03/01/28	760	763,719
4.70%, 01/15/30(a)	435	437,412
4.90%, 02/15/29	945	956,345
Dayton Power & Light Co. (The), 3.95%, 06/15/49	785	610,218
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	345	286,058
4.15%, 05/15/45	491	412,874
Dominion Energy Inc.
4.25%, 06/01/28	838	827,516
4.35%, 08/15/32	130	124,820
4.70%, 12/01/44	750	664,818
4.85%, 08/15/52(a)	940	852,344
5.38%, 11/15/32	985	1,009,405
6.63%, 05/15/55(d)	1,500	1,536,900
7.00%, 06/15/38	521	598,997
Series A, 1.45%, 04/15/26	948	906,612
Series A, 4.60%, 03/15/49	714	615,977
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(d)	75	79,005
Series B, 3.30%, 04/15/41	890	678,134
Series B, 3.60%, 03/15/27	550	539,066
Series B, 5.95%, 06/15/35	845	893,954
Series C, 2.25%, 08/15/31	1,490	1,266,805
Series C, 3.38%, 04/01/30	1,951	1,817,147
Series C, 4.05%, 09/15/42	684	568,595
Series C, 4.90%, 08/01/41	911	849,509
Series D, 2.85%, 08/15/26	779	755,088
Series E, 6.30%, 03/15/33	525	566,666
Security	Par (000)	Value
Electric (continued)
Series F, 5.25%, 08/01/33(a)	$754	$760,945
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	792	717,497
5.10%, 06/01/65(a)	550	518,577
5.30%, 05/15/33	570	585,343
5.45%, 02/01/41	515	521,852
6.05%, 01/15/38(a)	716	773,050
6.25%, 10/15/53	595	676,763
6.63%, 02/01/32(a)	497	549,693
Series A, 2.30%, 12/01/31	965	824,579
DTE Electric Co.
2.25%, 03/01/30(a)	579	516,345
2.95%, 03/01/50(a)	765	523,201
3.70%, 03/15/45(a)	558	447,930
3.70%, 06/01/46	649	519,578
3.75%, 08/15/47	807	641,707
3.95%, 06/15/42(a)	364	303,089
3.95%, 03/01/49	889	730,258
4.30%, 07/01/44	450	397,089
4.85%, 12/01/26(a)	1,050	1,060,995
5.20%, 04/01/33	970	993,290
5.20%, 03/01/34	765	782,251
5.40%, 04/01/53	925	951,161
5.70%, 10/01/37	236	249,432
Series A, 1.90%, 04/01/28	825	758,592
Series A, 3.00%, 03/01/32	790	708,422
Series A, 4.00%, 04/01/43	448	381,810
Series A, 4.05%, 05/15/48	790	667,155
Series A, 6.63%, 06/01/36	130	145,154
Series B, 3.25%, 04/01/51	682	494,074
Series B, 3.65%, 03/01/52	572	443,048
Series C, 2.63%, 03/01/31	783	699,067
DTE Energy Co.
2.85%, 10/01/26(a)	1,145	1,108,946
2.95%, 03/01/30	689	624,355
4.88%, 06/01/28	1,150	1,155,104
4.95%, 07/01/27	1,025	1,031,658
5.10%, 03/01/29	1,640	1,658,623
5.85%, 06/01/34(a)	1,085	1,140,546
Series C, 3.40%, 06/15/29	943	893,103
Duke Energy Carolinas LLC
2.45%, 08/15/29	856	777,898
2.45%, 02/01/30	763	686,784
2.55%, 04/15/31(a)	562	494,519
2.85%, 03/15/32	710	627,544
2.95%, 12/01/26	1,206	1,170,525
3.20%, 08/15/49	1,194	844,448
3.45%, 04/15/51	685	502,936
3.55%, 03/15/52	897	670,991
3.70%, 12/01/47	952	739,530
3.75%, 06/01/45	759	608,733
3.88%, 03/15/46	708	574,572
3.95%, 11/15/28	1,107	1,084,212
3.95%, 03/15/48	814	655,863
4.00%, 09/30/42	867	734,615
4.25%, 12/15/41	945	836,506
4.85%, 01/15/34	750	748,584
4.95%, 01/15/33	1,725	1,736,250
5.30%, 02/15/40	922	935,465
5.35%, 01/15/53	1,305	1,312,094
5.40%, 01/15/54(a)	1,311	1,325,282

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.00%, 01/15/38	$722	$776,370
6.05%, 04/15/38	757	822,588
6.10%, 06/01/37	696	746,155
6.45%, 10/15/32(a)	715	783,633
Series A, 6.00%, 12/01/28(a)	912	957,750
Duke Energy Corp.
2.45%, 06/01/30	1,033	915,376
2.55%, 06/15/31	1,394	1,213,807
2.65%, 09/01/26(a)	1,747	1,688,958
3.15%, 08/15/27(a)	1,152	1,109,424
3.25%, 01/15/82, (5-year CMT + 2.321%)(d)	459	424,370
3.30%, 06/15/41	1,139	866,648
3.40%, 06/15/29	865	818,570
3.50%, 06/15/51	1,233	882,061
3.75%, 09/01/46	2,315	1,783,761
3.95%, 08/15/47	741	583,891
4.20%, 06/15/49	865	703,124
4.30%, 03/15/28	1,430	1,415,138
4.50%, 08/15/32(a)	1,465	1,422,043
4.80%, 12/15/45	877	792,075
4.85%, 01/05/27	645	648,743
4.85%, 01/05/29	735	738,904
5.00%, 12/08/27	895	903,874
5.00%, 08/15/52	1,655	1,519,371
5.45%, 06/15/34	1,025	1,050,550
5.75%, 09/15/33(a)	1,060	1,112,964
5.80%, 06/15/54	1,035	1,059,105
6.10%, 09/15/53(a)	1,060	1,130,887
Duke Energy Florida LLC
1.75%, 06/15/30(a)	865	741,959
2.40%, 12/15/31	902	773,420
2.50%, 12/01/29	911	826,622
3.00%, 12/15/51	800	531,578
3.20%, 01/15/27	1,197	1,168,077
3.40%, 10/01/46	819	610,557
3.80%, 07/15/28	778	760,136
3.85%, 11/15/42	587	483,112
4.20%, 07/15/48	742	622,848
5.65%, 04/01/40	490	513,002
5.88%, 11/15/33	890	947,932
5.95%, 11/15/52	694	747,127
6.20%, 11/15/53	895	999,917
6.35%, 09/15/37	904	997,224
6.40%, 06/15/38	1,058	1,176,248
Duke Energy Indiana LLC
2.75%, 04/01/50	920	588,051
3.75%, 05/15/46	919	724,072
5.25%, 03/01/34	410	420,365
5.40%, 04/01/53	670	674,581
6.12%, 10/15/35	499	540,878
6.35%, 08/15/38	777	860,917
6.45%, 04/01/39	444	495,324
Series UUU, 4.20%, 03/15/42	270	230,360
Series WWW, 4.90%, 07/15/43	510	485,483
Series YYY, 3.25%, 10/01/49(a)	742	528,166
Duke Energy Ohio Inc.
2.13%, 06/01/30	634	555,337
3.65%, 02/01/29	784	756,457
3.70%, 06/15/46	630	490,884
4.30%, 02/01/49	609	514,578
5.25%, 04/01/33(a)	665	682,047
Security	Par (000)	Value
Electric (continued)
5.55%, 03/15/54	$570	$579,758
5.65%, 04/01/53	615	636,263
Duke Energy Progress LLC
2.00%, 08/15/31	1,070	903,041
2.50%, 08/15/50	772	476,941
2.90%, 08/15/51(a)	777	511,517
3.40%, 04/01/32	285	261,193
3.45%, 03/15/29	1,004	961,808
3.60%, 09/15/47	776	594,085
3.70%, 09/01/28	951	924,501
3.70%, 10/15/46	691	542,186
4.00%, 04/01/52	545	441,663
4.10%, 05/15/42	749	645,866
4.10%, 03/15/43(a)	654	555,885
4.15%, 12/01/44	832	709,575
4.20%, 08/15/45	934	796,633
4.38%, 03/30/44	518	454,119
5.10%, 03/15/34	775	786,667
5.25%, 03/15/33	670	686,669
5.35%, 03/15/53	750	751,738
6.30%, 04/01/38	610	669,450
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	622	541,172
2.78%, 01/07/32(b)	695	590,230
3.62%, 08/01/27(b)	579	559,622
E.ON International Finance BV, 6.65%, 04/30/38(b)	1,580	1,738,198
Edison International
4.13%, 03/15/28	1,045	1,023,114
5.25%, 11/15/28	675	682,588
5.25%, 03/15/32(a)	190	192,069
5.45%, 06/15/29	755	770,144
5.75%, 06/15/27(a)	1,111	1,134,856
6.95%, 11/15/29	930	1,007,450
EDP Finance BV, 1.71%, 01/24/28(b)	1,597	1,455,256
El Paso Electric Co.
5.00%, 12/01/44(a)	489	439,759
6.00%, 05/15/35	724	748,480
Electricite de France SA
4.50%, 09/21/28(b)	2,453	2,417,601
4.75%, 10/13/35(b)	392	375,048
4.88%, 09/21/38(a)(b)	620	572,572
4.88%, 01/22/44(b)	1,826	1,642,434
4.95%, 10/13/45(a)(b)	1,474	1,352,475
5.00%, 09/21/48(a)(b)	2,019	1,854,552
5.25%, 10/13/55(b)	260	238,001
5.60%, 01/27/40(a)(b)	923	929,074
5.65%, 04/22/29(a)(b)	1,200	1,239,008
5.70%, 05/23/28(b)	580	594,375
5.95%, 04/22/34(a)(b)	1,200	1,251,848
6.00%, 04/22/64(b)	1,600	1,603,215
6.00%, 01/22/2114(a)(b)	702	703,949
6.25%, 05/23/33(a)(b)	1,095	1,172,986
6.90%, 05/23/53(b)	1,580	1,780,425
6.95%, 01/26/39(a)(b)	1,784	2,008,107
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	235	246,256
Emera U.S. Finance LP
2.64%, 06/15/31	675	581,204
3.55%, 06/15/26	1,340	1,312,978
4.75%, 06/15/46	1,801	1,567,076

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	$105	$100,958
Enel Americas SA, 4.00%, 10/25/26	974	955,025
Enel Chile SA, 4.88%, 06/12/28	1,486	1,466,592
Enel Finance America LLC
2.88%, 07/12/41(a)(b)	1,310	927,374
7.10%, 10/14/27(b)	1,400	1,482,794
Enel Finance International NV
1.63%, 07/12/26(b)	2,190	2,082,010
2.13%, 07/12/28(b)	1,960	1,784,705
2.50%, 07/12/31(b)	1,816	1,549,622
3.50%, 04/06/28(a)(b)	2,225	2,136,902
3.63%, 05/25/27(b)	1,555	1,513,941
4.63%, 06/15/27(b)	1,360	1,352,316
4.75%, 05/25/47(b)	1,390	1,242,858
4.88%, 06/14/29(a)(b)	1,190	1,196,706
5.00%, 06/15/32(b)	1,740	1,729,569
5.13%, 06/26/29(b)	1,595	1,609,497
5.50%, 06/26/34(b)	1,405	1,429,079
5.50%, 06/15/52(a)(b)	1,508	1,474,541
6.00%, 10/07/39(a)(b)	2,272	2,353,353
6.80%, 09/15/37(a)(b)	1,355	1,503,617
7.50%, 10/14/32(a)(b)	1,190	1,358,182
7.75%, 10/14/52(b)	1,480	1,843,516
Engie Energia Chile SA
3.40%, 01/28/30(b)	310	274,656
6.38%, 04/17/34(b)	225	228,863
Engie SA
5.25%, 04/10/29(b)	790	804,124
5.63%, 04/10/34(b)	805	825,673
5.88%, 04/10/54(b)	45	45,842
Entergy Arkansas LLC
2.65%, 06/15/51	1,105	691,250
3.35%, 06/15/52	662	473,874
3.50%, 04/01/26	868	856,329
4.00%, 06/01/28	640	628,307
4.20%, 04/01/49	955	799,617
4.95%, 12/15/44(a)	481	449,027
5.15%, 01/15/33(a)	655	669,307
5.30%, 09/15/33	1,000	1,028,201
5.45%, 06/01/34	1,160	1,209,602
5.75%, 06/01/54	515	544,638
Entergy Corp.
1.90%, 06/15/28	1,135	1,034,358
2.40%, 06/15/31	1,009	866,960
2.80%, 06/15/30	781	706,299
2.95%, 09/01/26	1,541	1,495,332
3.75%, 06/15/50	833	628,573
Entergy Louisiana LLC
1.60%, 12/15/30	766	638,605
2.35%, 06/15/32(a)	709	606,102
2.40%, 10/01/26	819	788,371
2.90%, 03/15/51	1,063	690,933
3.05%, 06/01/31	678	614,599
3.10%, 06/15/41	370	277,276
3.12%, 09/01/27	1,066	1,027,598
3.25%, 04/01/28	779	745,429
4.00%, 03/15/33	1,689	1,580,571
4.20%, 09/01/48	1,331	1,115,737
4.20%, 04/01/50	915	761,138
4.44%, 01/15/26(a)	5	4,993
Security	Par (000)	Value
Electric (continued)
4.75%, 09/15/52	$725	$659,077
4.95%, 01/15/45	814	756,379
5.15%, 09/15/34(a)	985	992,922
5.35%, 03/15/34	590	606,655
5.70%, 03/15/54	730	760,358
Entergy Mississippi LLC
2.85%, 06/01/28	915	864,611
3.50%, 06/01/51	350	254,729
3.85%, 06/01/49(a)	752	594,209
5.00%, 09/01/33	390	390,021
5.85%, 06/01/54	425	452,381
Entergy Texas Inc.
1.75%, 03/15/31	833	699,457
3.55%, 09/30/49	647	480,935
4.00%, 03/30/29	555	540,675
4.50%, 03/30/39	506	469,041
5.00%, 09/15/52	355	337,159
5.15%, 06/01/45(a)	298	280,544
5.55%, 09/15/54	570	580,272
5.80%, 09/01/53	485	507,218
Evergy Inc., 2.90%, 09/15/29(a)	649	596,843
Evergy Kansas Central Inc.
2.55%, 07/01/26(a)	300	290,630
3.10%, 04/01/27	650	630,689
3.25%, 09/01/49	740	519,652
3.45%, 04/15/50(a)	530	386,665
4.10%, 04/01/43	442	373,854
4.13%, 03/01/42	900	769,507
4.25%, 12/01/45	536	456,006
4.63%, 09/01/43(a)	301	265,568
5.70%, 03/15/53	450	467,829
5.90%, 11/15/33	545	579,155
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	35	29,540
Evergy Metro Inc.
4.20%, 06/15/47	465	387,728
4.20%, 03/15/48	507	424,526
4.95%, 04/15/33	545	545,235
5.30%, 10/01/41	659	654,000
5.40%, 04/01/34	1,110	1,137,806
Series 2019, 4.13%, 04/01/49(a)	572	468,264
Series 2020, 2.25%, 06/01/30	649	570,273
Series B, 6.05%, 11/15/35	94	99,662
Evergy Missouri West Inc.
3.75%, 03/15/32(b)	342	309,932
5.15%, 12/15/27(b)	770	776,669
5.65%, 06/01/34(b)	675	699,998
Eversource Energy
2.55%, 03/15/31	105	91,202
2.90%, 03/01/27	1,042	1,002,168
3.35%, 03/15/26	440	429,016
3.38%, 03/01/32	885	792,907
3.45%, 01/15/50	870	633,974
4.60%, 07/01/27	955	952,873
4.75%, 05/15/26	485	485,021
5.00%, 01/01/27(a)	670	674,221
5.13%, 05/15/33	845	841,662
5.45%, 03/01/28(a)	2,095	2,142,500
5.50%, 01/01/34	1,025	1,041,666
5.85%, 04/15/31	1,170	1,219,643
5.95%, 02/01/29(a)	1,490	1,552,273

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.95%, 07/15/34	$1,120	$1,175,383
Series M, 3.30%, 01/15/28	740	708,642
Series O, 4.25%, 04/01/29	1,239	1,212,737
Series R, 1.65%, 08/15/30(a)	777	653,685
Series U, 1.40%, 08/15/26	550	519,094
Exelon Corp.
2.75%, 03/15/27	840	804,849
3.35%, 03/15/32	1,128	1,019,233
3.40%, 04/15/26	796	782,655
4.05%, 04/15/30	1,872	1,802,596
4.10%, 03/15/52	1,040	840,243
4.45%, 04/15/46	1,167	1,016,579
4.70%, 04/15/50	1,193	1,062,694
4.95%, 06/15/35	622	606,662
5.10%, 06/15/45	1,057	1,008,385
5.15%, 03/15/28	1,247	1,264,036
5.15%, 03/15/29	615	624,732
5.30%, 03/15/33	1,145	1,169,071
5.45%, 03/15/34	790	809,590
5.60%, 03/15/53	1,405	1,429,108
5.63%, 06/15/35	975	1,010,635
7.60%, 04/01/32(a)	900	1,032,722
Fells Point Funding Trust, 3.05%, 01/31/27(b)	1,685	1,622,202
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	1,690	1,687,719
FirstEnergy Corp.
2.65%, 03/01/30	380	340,173
Series B, 2.25%, 09/01/30	5	4,319
Series B, 3.90%, 07/15/27	2,144	2,090,680
Series C, 3.40%, 03/01/50	795	564,861
Series C, 4.85%, 07/15/47	1,110	985,754
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	575	548,813
3.60%, 06/01/29(b)	339	321,861
4.30%, 01/15/29(a)(b)	806	791,170
5.20%, 04/01/28(b)	440	447,017
6.15%, 10/01/38	450	478,247
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	959	894,712
4.55%, 01/15/30(b)	615	605,516
4.55%, 04/01/49(a)(b)	825	730,073
5.00%, 01/15/35(b)	255	253,157
5.45%, 07/15/44(b)	655	650,233
Florida Power & Light Co.
2.45%, 02/03/32	2,397	2,065,455
2.88%, 12/04/51	1,854	1,241,004
3.15%, 10/01/49(a)	1,223	874,349
3.70%, 12/01/47	1,154	918,986
3.80%, 12/15/42	957	796,610
3.95%, 03/01/48	1,445	1,197,420
3.99%, 03/01/49	1,090	906,426
4.05%, 06/01/42	1,060	917,884
4.05%, 10/01/44	850	724,389
4.13%, 02/01/42	1,170	1,023,213
4.13%, 06/01/48	752	636,082
4.40%, 05/15/28	905	903,181
4.45%, 05/15/26(a)	765	766,249
4.63%, 05/15/30(a)	820	824,559
4.80%, 05/15/33(a)	1,120	1,118,307
4.95%, 06/01/35(a)	530	531,331
5.05%, 04/01/28	1,400	1,424,814
Security	Par (000)	Value
Electric (continued)
5.10%, 04/01/33	$1,080	$1,098,837
5.13%, 06/01/41(a)	520	518,248
5.15%, 06/15/29	1,020	1,045,232
5.25%, 02/01/41	780	785,838
5.30%, 06/15/34(a)	1,030	1,063,681
5.30%, 04/01/53	1,075	1,091,973
5.60%, 06/15/54(a)	1,425	1,502,658
5.63%, 04/01/34(a)	407	432,022
5.65%, 02/01/37	630	666,617
5.69%, 03/01/40(a)	695	740,282
5.95%, 10/01/33(a)	345	371,315
5.95%, 02/01/38	895	970,981
5.96%, 04/01/39	685	742,176
Series A, 3.30%, 05/30/27	775	754,130
Fortis Inc./Canada, 3.06%, 10/04/26(a)	1,700	1,646,826
Georgia Power Co.
3.25%, 04/01/26	762	749,000
3.25%, 03/30/27	650	632,163
4.30%, 03/15/42	1,413	1,248,313
4.30%, 03/15/43	692	605,623
4.65%, 05/16/28(a)	1,245	1,248,886
4.70%, 05/15/32(a)	1,080	1,073,243
4.95%, 05/17/33	1,180	1,186,064
5.00%, 02/23/27	395	399,439
5.13%, 05/15/52	1,291	1,258,354
5.25%, 03/15/34	970	993,407
5.40%, 06/01/40	244	245,152
Series 10-C, 4.75%, 09/01/40	739	702,184
Series A, 3.25%, 03/15/51	1,315	936,653
Series B, 2.65%, 09/15/29(a)	1,163	1,065,897
Series B, 3.70%, 01/30/50(a)	792	613,076
Great River Energy, 6.25%, 07/01/38(b)	334	341,929
Iberdrola International BV, 6.75%, 07/15/36(a)	955	1,095,132
Idaho Power Co.
3.65%, 03/01/45(a)	175	134,300
5.20%, 08/15/34(a)	660	671,358
5.50%, 03/15/53	555	560,748
5.80%, 04/01/54	380	399,047
Series K, 4.20%, 03/01/48	755	628,974
Indiana Michigan Power Co.
3.25%, 05/01/51	565	395,087
3.85%, 05/15/28(a)	360	350,931
4.25%, 08/15/48	660	549,216
5.63%, 04/01/53	765	791,929
6.05%, 03/15/37	490	520,779
Series K, 4.55%, 03/15/46	650	574,393
Series L, 3.75%, 07/01/47	557	436,470
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)(b)	675	552,170
4.70%, 09/01/45(a)(b)	390	343,405
5.65%, 12/01/32(a)(b)	540	557,550
5.70%, 04/01/54(b)	1,120	1,162,626
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	140	133,530
4.75%, 01/15/51(b)	995	738,047
4.88%, 01/14/48(a)(b)	597	463,867
Interchile SA, 4.50%, 06/30/56(a)(b)	1,335	1,106,920
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	184	160,540
International Transmission Co., 4.63%, 08/15/43	45	40,117

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30	$729	$640,603
3.10%, 11/30/51	165	112,258
3.50%, 09/30/49	915	679,500
3.60%, 04/01/29	599	573,893
3.70%, 09/15/46	445	347,444
4.10%, 09/26/28	980	961,034
4.70%, 10/15/43(a)	372	332,197
5.70%, 10/15/33	550	574,874
6.25%, 07/15/39(a)	551	595,820
Interstate Power and Light Co.
4.95%, 09/30/34	270	267,790
5.45%, 09/30/54(a)	180	180,306
IPALCO Enterprises Inc.
4.25%, 05/01/30	975	929,422
5.75%, 04/01/34	440	451,738
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,420,755
7.75%, 12/15/27(b)	100	106,359
ITC Holdings Corp.
2.95%, 05/14/30(a)(b)	1,077	974,693
3.25%, 06/30/26	1,005	981,815
3.35%, 11/15/27	1,002	968,568
4.95%, 09/22/27(b)	1,690	1,700,678
5.30%, 07/01/43	770	735,522
5.40%, 06/01/33(a)(b)	730	738,159
5.65%, 05/09/34(b)	550	568,719
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	535	463,349
4.30%, 01/15/26(a)(b)	1,095	1,086,934
6.15%, 06/01/37(a)	378	406,460
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	235	235,709
Kallpa Generacion SA, 4.13%, 08/16/27(b)	660	640,413
Kentucky Power Co., 7.00%, 11/15/33(b)	500	541,924
Kentucky Utilities Co.
3.30%, 06/01/50	905	648,821
4.38%, 10/01/45	787	681,623
5.13%, 11/01/40	1,115	1,101,307
5.45%, 04/15/33(a)	555	575,530
Series 1, 4.65%, 11/15/43(a)	329	293,475
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	496,156
Liberty Utilities Co.
5.58%, 01/31/29(a)(b)	85	86,533
5.87%, 01/31/34(b)	590	604,859
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(a)(b)	1,313	1,112,356
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	484	493,361
Louisville Gas & Electric Co.
4.25%, 04/01/49	592	497,708
4.38%, 10/01/45	513	444,545
4.65%, 11/15/43(a)	435	387,075
5.13%, 11/15/40(a)	385	370,852
5.45%, 04/15/33	440	456,300
Majapahit Holding BV, 7.88%, 06/29/37(b)(f)	145	173,409
Massachusetts Electric Co.
1.73%, 11/24/30(b)	759	631,145
4.00%, 08/15/46(b)	550	441,237
5.87%, 02/26/54(a)(b)	735	773,444
5.90%, 11/15/39(b)	785	802,201
Security	Par (000)	Value
Electric (continued)
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	$187	$182,876
MidAmerican Energy Co.
2.70%, 08/01/52(a)	835	535,001
3.10%, 05/01/27	673	652,852
3.15%, 04/15/50	1,105	788,908
3.65%, 04/15/29	1,435	1,381,096
3.65%, 08/01/48	792	623,544
3.95%, 08/01/47	995	815,686
4.25%, 05/01/46	571	494,608
4.25%, 07/15/49	1,287	1,109,810
4.40%, 10/15/44	533	476,618
4.80%, 09/15/43	583	546,984
5.30%, 02/01/55	650	648,233
5.35%, 01/15/34(a)	625	646,555
5.75%, 11/01/35	475	508,204
5.80%, 10/15/36	660	706,435
5.85%, 09/15/54(a)	1,140	1,226,600
6.75%, 12/30/31	790	890,854
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	303	296,643
Minejesa Capital BV
4.63%, 08/10/30(b)	850	826,147
5.63%, 08/10/37(b)	635	602,174
Mississippi Power Co.
3.95%, 03/30/28	669	654,221
Series 12-A, 4.25%, 03/15/42(a)	783	678,718
Series B, 3.10%, 07/30/51(a)	451	311,013
Monongahela Power Co.
3.55%, 05/15/27(b)	715	694,902
5.40%, 12/15/43(b)	1,140	1,119,121
5.85%, 02/15/34(b)	725	760,377
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	982	915,437
3.92%, 08/01/28(b)	520	505,713
4.17%, 12/10/42(b)	435	358,428
5.35%, 05/01/34(a)(b)	895	908,560
5.64%, 03/15/40(a)(b)	351	357,617
National Grid PLC
5.42%, 01/11/34	1,150	1,172,278
5.60%, 06/12/28	430	441,725
5.81%, 06/12/33	990	1,034,302
National Grid USA
5.80%, 04/01/35(a)	425	438,712
8.00%, 11/15/30(a)	230	262,618
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	1,140	1,081,797
1.35%, 03/15/31	529	432,592
1.65%, 06/15/31	658	544,701
2.40%, 03/15/30	960	856,503
2.75%, 04/15/32	455	399,021
3.05%, 04/25/27	810	782,620
3.40%, 02/07/28	841	811,853
3.70%, 03/15/29(a)	737	709,972
3.90%, 11/01/28(a)	789	769,685
4.02%, 11/01/32	396	375,144
4.12%, 09/16/27(a)	755	747,101
4.15%, 12/15/32	662	632,309
4.30%, 03/15/49	863	738,776
4.40%, 11/01/48	625	543,020

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 03/13/26	$345	$344,191
4.80%, 02/05/27(a)	585	588,798
4.80%, 03/15/28(a)	1,025	1,035,750
4.85%, 02/07/29	615	621,531
5.00%, 02/07/31	510	520,289
5.00%, 08/15/34	905	908,391
5.05%, 09/15/28	760	774,193
5.10%, 05/06/27	570	577,739
5.15%, 06/15/29(a)	745	760,204
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(d)	553	547,434
5.60%, 11/13/26	735	749,002
5.80%, 01/15/33	1,085	1,151,783
7.13%, 09/15/53, (5-year CMT + 3.533%)(d)	260	270,769
Series C, 8.00%, 03/01/32	600	714,077
Nevada Power Co.
5.38%, 09/15/40	377	379,676
5.45%, 05/15/41	230	232,418
5.90%, 05/01/53	370	391,308
6.00%, 03/15/54	710	770,622
Series CC, 3.70%, 05/01/29	969	933,201
Series DD, 2.40%, 05/01/30	811	721,548
Series EE, 3.13%, 08/01/50	440	298,588
Series N, 6.65%, 04/01/36	580	643,917
Series R, 6.75%, 07/01/37	245	277,841
New England Power Co.
2.81%, 10/06/50(b)	610	388,318
3.80%, 12/05/47(b)	910	710,050
5.94%, 11/25/52(b)	445	470,337
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	1,070	889,637
3.25%, 12/01/26(b)	322	311,469
3.30%, 09/15/49(a)(b)	601	413,671
5.30%, 08/15/34(b)	655	661,067
5.65%, 08/15/28(a)(b)	500	516,139
5.85%, 08/15/33(b)	250	262,363
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,540	1,455,122
1.90%, 06/15/28	2,137	1,946,684
2.25%, 06/01/30	2,617	2,297,411
2.44%, 01/15/32(a)	1,414	1,205,442
2.75%, 11/01/29(a)	1,590	1,457,712
3.00%, 01/15/52(a)	1,025	678,799
3.50%, 04/01/29(a)	1,005	957,882
3.55%, 05/01/27	1,985	1,939,737
3.80%, 03/15/82, (5-year CMT + 2.547%)(d)	487	464,072
4.63%, 07/15/27	1,720	1,725,115
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(d)	536	516,397
4.90%, 02/28/28	1,960	1,973,023
4.90%, 03/15/29(a)	1,240	1,248,806
4.95%, 01/29/26	1,225	1,229,370
5.00%, 02/28/30(a)	975	988,679
5.00%, 07/15/32	1,455	1,463,811
5.05%, 02/28/33(a)	1,615	1,621,432
5.25%, 03/15/34(a)	1,635	1,656,429
5.25%, 02/28/53(a)	1,512	1,464,776
5.55%, 03/15/54	1,345	1,361,481
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(d)	766	758,295
6.70%, 09/01/54, (5-year CMT + 2.364%)(d)	80	81,565
Security	Par (000)	Value
Electric (continued)
6.75%, 06/15/54, (5-year CMT + 2.457%)(d)	$130	$135,295
Niagara Energy SAC, 5.75%, 10/03/34(b)	1,510	1,480,315
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	946	810,404
2.76%, 01/10/32(b)	680	583,021
3.03%, 06/27/50(b)	545	358,842
4.12%, 11/28/42(b)	455	380,709
4.28%, 12/15/28(b)	663	646,998
4.28%, 10/01/34(a)(b)	616	566,141
5.29%, 01/17/34(b)	1,070	1,072,714
5.66%, 01/17/54(b)	1,075	1,090,443
5.78%, 09/16/52(b)	850	877,747
Northern States Power Co./MN
2.25%, 04/01/31	555	480,725
2.60%, 06/01/51	692	439,123
2.90%, 03/01/50	871	591,113
3.20%, 04/01/52	437	313,196
3.40%, 08/15/42	441	350,950
3.60%, 05/15/46	489	383,234
3.60%, 09/15/47	901	702,196
4.00%, 08/15/45	516	431,119
4.13%, 05/15/44	437	375,645
4.50%, 06/01/52	740	659,755
4.85%, 08/15/40	396	369,951
5.10%, 05/15/53(a)	705	691,049
5.25%, 07/15/35(a)	280	282,397
5.35%, 11/01/39	520	530,717
5.40%, 03/15/54(a)	730	749,309
6.20%, 07/01/37	539	593,648
6.25%, 06/01/36	515	573,965
Northern States Power Co./WI, 5.65%, 06/15/54	395	419,276
NorthWestern Corp., 4.18%, 11/15/44	410	344,416
NRG Energy Inc.
2.00%, 12/02/25(b)	841	813,639
2.45%, 12/02/27(b)	1,698	1,576,520
4.45%, 06/15/29(b)	888	858,003
7.00%, 03/15/33(b)	1,195	1,308,330
NSTAR Electric Co.
1.95%, 08/15/31	382	323,423
2.70%, 06/01/26(a)	300	291,087
3.10%, 06/01/51(a)	715	498,205
3.20%, 05/15/27(a)	964	934,297
3.25%, 05/15/29	850	805,182
3.95%, 04/01/30	695	673,232
4.40%, 03/01/44	320	284,172
4.55%, 06/01/52	684	608,451
4.95%, 09/15/52	375	355,250
5.40%, 06/01/34	575	593,730
5.50%, 03/15/40	515	526,262
OGE Energy Corp., 5.45%, 05/15/29	865	887,572
Oglethorpe Power Corp.
3.75%, 08/01/50	825	621,934
4.20%, 12/01/42(a)	615	508,581
4.25%, 04/01/46(a)	388	313,381
4.50%, 04/01/47	560	481,409
4.55%, 06/01/44	80	68,236
5.05%, 10/01/48	904	837,379
5.25%, 09/01/50	490	463,562
5.38%, 11/01/40	580	567,162
5.80%, 06/01/54(b)	530	548,005

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.95%, 11/01/39(a)	$671	$702,446
6.19%, 01/01/31(b)	451	463,675
6.20%, 12/01/53(a)	595	648,959
Ohio Edison Co.
5.50%, 01/15/33(b)	50	51,205
6.88%, 07/15/36	580	657,263
8.25%, 10/15/38(a)	370	473,350
Ohio Power Co.
4.00%, 06/01/49	550	436,805
4.15%, 04/01/48	665	537,210
5.00%, 06/01/33	615	611,107
5.65%, 06/01/34	450	464,843
Series D, 6.60%, 03/01/33	450	489,606
Series F, 5.85%, 10/01/35(a)	400	415,706
Series G, 6.60%, 02/15/33	430	467,714
Series P, 2.60%, 04/01/30	485	434,503
Series Q, 1.63%, 01/15/31	442	367,010
Series R, 2.90%, 10/01/51	810	516,911
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	786	731,085
3.30%, 03/15/30	454	423,286
3.80%, 08/15/28	626	609,396
3.85%, 08/15/47	655	517,351
3.90%, 05/01/43(a)	215	175,297
4.00%, 12/15/44	325	265,684
4.15%, 04/01/47(a)	645	534,581
4.55%, 03/15/44(a)	300	268,207
5.25%, 05/15/41(a)	115	112,614
5.40%, 01/15/33	410	423,078
5.60%, 04/01/53	1,180	1,212,372
5.85%, 06/01/40(a)	170	177,045
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	820	518,643
2.75%, 05/15/30	785	713,903
3.10%, 09/15/49	1,134	790,848
3.70%, 11/15/28(a)	790	766,071
3.70%, 05/15/50	767	591,556
3.75%, 04/01/45	970	780,379
3.80%, 09/30/47	665	533,907
3.80%, 06/01/49	880	699,201
4.10%, 11/15/48	763	639,009
4.15%, 06/01/32	530	507,293
4.30%, 05/15/28(a)	125	124,293
4.55%, 09/15/32	820	806,668
4.55%, 12/01/41	600	549,984
4.60%, 06/01/52	705	625,031
4.65%, 11/01/29(b)	750	752,215
4.95%, 09/15/52	1,155	1,096,783
5.25%, 09/30/40	315	316,548
5.30%, 06/01/42	635	637,610
5.35%, 10/01/52(a)	562	564,069
5.55%, 06/15/54(b)	1,100	1,133,169
5.65%, 11/15/33	835	880,284
7.00%, 05/01/32	600	682,955
7.25%, 01/15/33(a)	750	871,689
7.50%, 09/01/38	500	609,194
Pacific Gas and Electric Co.
2.10%, 08/01/27	1,175	1,096,460
2.50%, 02/01/31	2,862	2,478,482
2.95%, 03/01/26(a)	1,117	1,090,826
3.00%, 06/15/28	1,065	1,002,132
Security	Par (000)	Value
Electric (continued)
3.15%, 01/01/26	$1,545	$1,516,403
3.25%, 06/01/31	1,560	1,406,170
3.30%, 03/15/27	825	795,902
3.30%, 12/01/27	1,965	1,880,739
3.30%, 08/01/40	1,661	1,274,760
3.50%, 08/01/50	2,767	1,990,423
3.75%, 07/01/28	1,733	1,669,721
3.75%, 08/15/42	704	551,693
3.95%, 12/01/47(a)	1,341	1,035,838
4.00%, 12/01/46	1,013	789,952
4.20%, 03/01/29	955	929,373
4.20%, 06/01/41	735	615,861
4.25%, 03/15/46(a)	830	677,496
4.30%, 03/15/45	979	810,523
4.40%, 03/01/32	1,020	970,098
4.45%, 04/15/42(a)	776	667,652
4.50%, 07/01/40(a)	2,753	2,436,987
4.50%, 12/15/41	403	344,490
4.55%, 07/01/30	4,482	4,383,453
4.60%, 06/15/43(a)	670	581,519
4.65%, 08/01/28	575	570,930
4.75%, 02/15/44	1,012	887,255
4.95%, 07/01/50(a)	4,556	4,082,720
5.25%, 03/01/52	950	882,115
5.45%, 06/15/27	1,020	1,034,564
5.55%, 05/15/29	960	982,958
5.80%, 05/15/34	1,265	1,315,158
5.90%, 06/15/32	1,121	1,171,380
5.90%, 10/01/54(a)	360	369,574
6.10%, 01/15/29	1,120	1,167,697
6.15%, 01/15/33	1,275	1,346,236
6.40%, 06/15/33	1,280	1,372,778
6.70%, 04/01/53	900	1,011,007
6.75%, 01/15/53	1,690	1,898,468
6.95%, 03/15/34	1,225	1,370,425
PacifiCorp
2.70%, 09/15/30	927	825,037
2.90%, 06/15/52	1,925	1,218,663
3.30%, 03/15/51	857	589,561
3.50%, 06/15/29	500	474,798
4.10%, 02/01/42	685	570,162
4.13%, 01/15/49	897	732,173
4.15%, 02/15/50	892	723,775
5.10%, 02/15/29(a)	1,070	1,086,346
5.25%, 06/15/35	470	478,199
5.30%, 02/15/31(a)	985	1,009,809
5.35%, 12/01/53(a)	1,510	1,463,480
5.45%, 02/15/34(a)	1,995	2,038,066
5.50%, 05/15/54	1,580	1,558,010
5.75%, 04/01/37	1,002	1,037,094
5.80%, 01/15/55	1,840	1,889,446
6.00%, 01/15/39	916	969,532
6.10%, 08/01/36(a)	559	599,853
6.25%, 10/15/37	941	1,015,447
6.35%, 07/15/38	424	459,667
7.70%, 11/15/31(a)	317	368,857
Palomino Funding Trust I, 7.23%, 05/17/28(b)	925	975,359
PECO Energy Co.
2.80%, 06/15/50	543	359,621
2.85%, 09/15/51(a)	605	400,087
3.00%, 09/15/49(a)	644	446,202

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.05%, 03/15/51	$475	$326,816
3.70%, 09/15/47	595	468,043
3.90%, 03/01/48	840	683,434
4.15%, 10/01/44(a)	480	416,110
4.38%, 08/15/52	505	443,634
4.60%, 05/15/52	535	488,593
4.80%, 10/15/43	615	563,451
4.90%, 06/15/33	465	467,785
5.25%, 09/15/54(a)	575	574,953
5.95%, 10/01/36	285	308,731
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	311	311,403
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	962	859,825
3.38%, 02/05/30(b)	270	247,380
3.88%, 07/17/29(a)(b)	850	808,024
4.00%, 06/30/50(b)	1,550	1,132,565
4.13%, 05/15/27(b)	2,492	2,447,170
4.38%, 02/05/50(a)(b)	795	624,632
4.88%, 07/17/49(b)	1,303	1,094,354
5.25%, 10/24/42(a)(b)	1,723	1,580,164
5.25%, 05/15/47(b)	635	574,430
5.38%, 01/25/29(a)(b)	800	808,444
5.45%, 05/21/28(b)	1,725	1,743,928
6.15%, 05/21/48(b)	1,660	1,668,820
6.25%, 01/25/49(b)	859	873,496
Potomac Electric Power Co.
4.15%, 03/15/43	888	769,706
5.20%, 03/15/34	570	580,958
5.50%, 03/15/54	425	436,284
6.50%, 11/15/37	473	535,736
7.90%, 12/15/38	335	425,538
PPL Capital Funding Inc.
3.10%, 05/15/26	1,023	998,783
4.13%, 04/15/30	319	307,996
5.25%, 09/01/34(a)	610	616,847
PPL Electric Utilities Corp.
3.00%, 10/01/49	574	400,361
3.95%, 06/01/47	662	548,068
4.13%, 06/15/44	575	499,893
4.15%, 10/01/45	431	372,151
4.15%, 06/15/48	709	604,533
4.75%, 07/15/43	170	159,924
4.85%, 02/15/34	750	751,683
5.00%, 05/15/33	825	835,973
5.20%, 07/15/41	40	39,474
5.25%, 05/15/53	1,085	1,093,145
6.25%, 05/15/39	365	406,954
Progress Energy Inc.
6.00%, 12/01/39	909	957,853
7.00%, 10/30/31	705	794,573
7.75%, 03/01/31	1,024	1,173,651
Public Service Co. of Colorado
1.88%, 06/15/31	775	651,532
3.55%, 06/15/46	410	304,493
3.60%, 09/15/42	698	558,689
3.70%, 06/15/28	223	216,891
3.80%, 06/15/47	568	442,701
3.95%, 03/15/43(a)	360	292,807
4.05%, 09/15/49	575	465,729
Security	Par (000)	Value
Electric (continued)
4.10%, 06/01/32(a)	$445	$426,439
4.10%, 06/15/48	800	658,834
4.30%, 03/15/44	721	619,195
4.50%, 06/01/52	725	634,743
4.75%, 08/15/41	185	169,691
5.25%, 04/01/53	1,160	1,139,190
5.35%, 05/15/34	810	831,326
5.75%, 05/15/54	730	772,189
6.50%, 08/01/38	120	134,466
Series 17, 6.25%, 09/01/37	606	663,672
Series 34, 3.20%, 03/01/50	837	587,773
Series 35, 1.90%, 01/15/31	887	756,580
Series 36, 2.70%, 01/15/51	725	460,566
Public Service Co. of New Hampshire
3.60%, 07/01/49	590	452,949
5.15%, 01/15/53	515	504,560
5.35%, 10/01/33(a)	1,255	1,296,430
Series V, 2.20%, 06/15/31	548	470,117
Public Service Co. of Oklahoma
5.25%, 01/15/33	765	772,162
Series G, 6.63%, 11/15/37	485	532,236
Series J, 2.20%, 08/15/31	710	597,254
Series K, 3.15%, 08/15/51(a)	405	272,730
Public Service Electric & Gas Co.
0.95%, 03/15/26	961	918,737
1.90%, 08/15/31	960	805,690
2.05%, 08/01/50	661	376,385
2.25%, 09/15/26	690	662,837
2.45%, 01/15/30(a)	745	672,588
2.70%, 05/01/50(a)	615	400,519
3.00%, 05/15/27(a)	760	734,993
3.00%, 03/01/51	614	423,459
3.10%, 03/15/32	975	880,437
3.15%, 01/01/50	410	294,804
3.20%, 05/15/29	465	441,564
3.20%, 08/01/49	576	416,851
3.60%, 12/01/47(a)	614	477,662
3.65%, 09/01/28(a)	672	651,709
3.65%, 09/01/42	570	465,232
3.70%, 05/01/28	211	206,105
3.80%, 01/01/43	525	435,961
3.80%, 03/01/46	1,000	812,493
3.85%, 05/01/49	569	461,474
3.95%, 05/01/42	580	493,552
4.05%, 05/01/48	645	543,803
4.15%, 11/01/45(a)	425	360,398
4.65%, 03/15/33	960	951,703
4.85%, 08/01/34	605	604,512
4.90%, 12/15/32(a)	656	665,020
5.13%, 03/15/53	535	528,157
5.20%, 08/01/33	295	303,072
5.20%, 03/01/34	825	844,333
5.30%, 08/01/54	555	563,989
5.38%, 11/01/39(a)	360	366,748
5.45%, 08/01/53	430	445,066
5.45%, 03/01/54(a)	630	648,338
5.50%, 03/01/40	395	409,015
5.70%, 12/01/36(a)	25	26,405
5.80%, 05/01/37	360	384,392
Series I, 4.00%, 06/01/44(a)	395	325,173
Series K, 4.05%, 05/01/45	325	270,556

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group Inc.
1.60%, 08/15/30	$747	$631,021
2.45%, 11/15/31	955	823,085
5.20%, 04/01/29	665	678,875
5.45%, 04/01/34(a)	850	867,890
5.85%, 11/15/27	1,060	1,096,541
5.88%, 10/15/28(a)	965	1,005,676
6.13%, 10/15/33	625	667,641
Puget Energy Inc.
2.38%, 06/15/28	1,075	986,575
4.10%, 06/15/30	740	702,218
4.22%, 03/15/32	700	651,334
Puget Sound Energy Inc.
2.89%, 09/15/51	495	322,634
3.25%, 09/15/49	870	613,848
4.22%, 06/15/48	740	626,595
4.30%, 05/20/45	802	689,049
4.43%, 11/15/41	459	400,446
5.33%, 06/15/34	450	459,095
5.45%, 06/01/53(a)	400	402,977
5.48%, 06/01/35(a)	335	343,006
5.64%, 04/15/41	205	209,632
5.69%, 06/15/54	490	511,422
5.76%, 10/01/39	590	616,763
5.76%, 07/15/40(a)	395	399,739
5.80%, 03/15/40(a)	525	549,095
6.27%, 03/15/37	320	349,800
6.72%, 06/15/36(a)	230	254,211
7.02%, 12/01/27(a)	380	399,897
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	749	717,560
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	225	231,055
RWE Finance U.S. LLC
5.88%, 04/16/34(b)	1,145	1,177,323
6.25%, 04/16/54(b)	945	979,441
San Diego Gas & Electric Co.
2.50%, 05/15/26	1,135	1,103,336
3.70%, 03/15/52	610	466,497
3.95%, 11/15/41	432	359,760
4.15%, 05/15/48	709	590,654
4.30%, 04/01/42	321	278,400
4.50%, 08/15/40(a)	839	784,576
4.95%, 08/15/28	1,360	1,377,014
5.35%, 05/15/35(a)	425	434,061
5.35%, 05/15/40(a)	300	299,739
5.35%, 04/01/53	1,140	1,140,128
5.55%, 04/15/54	975	1,007,311
6.00%, 06/01/26	392	401,363
6.00%, 06/01/39	760	821,258
Series FFF, 6.13%, 09/15/37	10	10,684
Series RRR, 3.75%, 06/01/47	622	490,125
Series TTT, 4.10%, 06/15/49	670	551,684
Series UUU, 3.32%, 04/15/50	632	451,557
Series VVV, 1.70%, 10/01/30	1,158	985,145
Series WWW, 2.95%, 08/15/51	1,260	862,478
Series XXX, 3.00%, 03/15/32	860	768,130
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	940	896,377
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,136	1,126,307
Security	Par (000)	Value
Electric (continued)
Sempra
3.25%, 06/15/27	$1,079	$1,042,317
3.40%, 02/01/28	1,077	1,034,845
3.70%, 04/01/29	1,033	989,688
3.80%, 02/01/38	1,308	1,121,908
4.00%, 02/01/48	1,205	963,973
4.13%, 04/01/52, (5-year CMT + 2.868%)(d)	1,305	1,236,188
5.40%, 08/01/26	625	631,691
5.50%, 08/01/33	970	998,755
6.00%, 10/15/39(a)	1,189	1,253,020
6.55%, 04/01/55(d)	850	852,253
6.63%, 04/01/55(d)	500	503,140
6.88%, 10/01/54, (5-year CMT + 2.789%)(d)	185	189,108
Sierra Pacific Power Co.
2.60%, 05/01/26	947	921,570
5.90%, 03/15/54	580	611,625
Series P, 6.75%, 07/01/37	185	207,887
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(b)	210	185,693
Solar Star Funding LLC, 5.38%, 06/30/35(b)	139	140,380
Southern California Edison Co.
2.25%, 06/01/30	743	654,579
2.75%, 02/01/32	782	683,908
2.85%, 08/01/29(a)	821	757,461
3.45%, 02/01/52	1,010	727,263
3.65%, 02/01/50	1,942	1,473,900
3.90%, 12/01/41(a)	455	368,848
4.00%, 04/01/47	2,788	2,267,030
4.05%, 03/15/42	595	498,915
4.40%, 09/06/26	225	224,260
4.50%, 09/01/40	907	826,254
4.65%, 10/01/43	1,106	1,009,921
4.88%, 02/01/27	910	915,888
4.90%, 06/01/26	680	682,334
5.15%, 06/01/29(a)	820	834,421
5.20%, 06/01/34	1,085	1,098,376
5.30%, 03/01/28(a)	1,360	1,387,270
5.35%, 03/01/26	625	630,151
5.45%, 06/01/31	580	598,949
5.50%, 03/15/40	554	562,587
5.63%, 02/01/36	378	388,887
5.65%, 10/01/28	370	382,588
5.70%, 03/01/53	235	242,488
5.75%, 04/15/54	625	650,390
5.85%, 11/01/27	1,275	1,317,913
5.88%, 12/01/53	830	876,545
5.95%, 11/01/32	1,380	1,471,375
6.00%, 01/15/34	782	840,022
6.05%, 03/15/39	755	807,533
6.65%, 04/01/29(a)	720	767,951
Series 04-G, 5.75%, 04/01/35	430	450,441
Series 05-B, 5.55%, 01/15/36(a)	305	311,627
Series 05-E, 5.35%, 07/15/35	552	564,913
Series 06-E, 5.55%, 01/15/37	630	649,555
Series 08-A, 5.95%, 02/01/38	930	986,158
Series 13-A, 3.90%, 03/15/43(a)	735	608,160
Series 2020-C, 1.20%, 02/01/26	736	707,038
Series 20A, 2.95%, 02/01/51	970	645,331
Series A, 4.20%, 03/01/29	1,028	1,007,228
Series B, 3.65%, 03/01/28	625	607,012
Series B, 4.88%, 03/01/49	847	784,004

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 3.60%, 02/01/45(a)	$814	$630,513
Series C, 4.13%, 03/01/48	1,935	1,598,725
Series D, 4.70%, 06/01/27	1,100	1,103,311
Series E, 5.45%, 06/01/52(a)	586	582,661
Series G, 2.50%, 06/01/31	401	350,068
Series H, 3.65%, 06/01/51	720	540,186
Southern Co. (The)
3.25%, 07/01/26	2,372	2,322,615
4.25%, 07/01/36	454	420,664
4.40%, 07/01/46	2,765	2,394,067
4.85%, 06/15/28	1,295	1,306,691
4.85%, 03/15/35(a)	685	672,852
5.11%, 08/01/27	1,090	1,104,389
5.20%, 06/15/33	1,405	1,424,205
5.50%, 03/15/29	1,480	1,525,857
5.70%, 10/15/32	880	923,846
5.70%, 03/15/34	1,460	1,529,765
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(d)	1,765	1,696,336
Series 21-B, 1.75%, 03/15/28	682	621,999
Series A, 3.70%, 04/30/30	1,225	1,162,922
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(d)	1,535	1,505,461
Southern Power Co.
0.90%, 01/15/26	832	797,357
4.15%, 12/01/25	759	754,451
5.15%, 09/15/41	583	569,544
5.25%, 07/15/43	421	408,698
Series F, 4.95%, 12/15/46(a)	573	526,087
Southwestern Electric Power Co.
3.25%, 11/01/51	940	635,901
5.30%, 04/01/33	820	829,054
6.20%, 03/15/40	490	526,744
Series J, 3.90%, 04/01/45	654	513,789
Series K, 2.75%, 10/01/26	876	844,356
Series L, 3.85%, 02/01/48	689	525,465
Series M, 4.10%, 09/15/28	1,128	1,104,103
Series N, 1.65%, 03/15/26	710	681,137
Southwestern Public Service Co.
3.40%, 08/15/46(a)	550	402,020
3.70%, 08/15/47	682	523,138
3.75%, 06/15/49(a)	537	412,181
4.50%, 08/15/41	490	439,192
6.00%, 10/01/36	411	424,186
6.00%, 06/01/54(a)	825	879,800
Series 6, 4.40%, 11/15/48	458	388,935
Series 8, 3.15%, 05/01/50	890	612,040
SP Group Treasury Pte Ltd., 4.63%, 11/21/29(b)	5	5,018
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(a)(b)	956	914,687
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	395	380,820
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)(b)	815	760,421
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	930	943,098
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(b)	85	82,923
3.50%, 05/04/27(a)(b)	3,995	3,910,184
4.00%, 05/04/47(a)(b)	682	612,723
4.25%, 05/02/28(a)(b)	905	901,648
Security	Par (000)	Value
Electric (continued)
System Energy Resources Inc., 6.00%, 04/15/28	$330	$342,140
Tampa Electric Co.
2.40%, 03/15/31(a)	686	595,500
3.45%, 03/15/51(a)	684	492,089
3.63%, 06/15/50	655	490,531
4.10%, 06/15/42	435	372,586
4.20%, 05/15/45(a)	435	357,214
4.30%, 06/15/48	277	234,278
4.35%, 05/15/44(a)	437	377,883
4.45%, 06/15/49(a)	623	539,593
4.90%, 03/01/29	690	695,854
5.00%, 07/15/52(a)	431	404,116
6.15%, 05/15/37	225	237,671
6.55%, 05/15/36	585	632,341
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	900	882,155
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	850	785,819
Toledo Edison Co. (The), 6.15%, 05/15/37	327	355,718
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44(a)	400	326,454
6.00%, 06/15/40(a)(b)	747	735,300
Tucson Electric Power Co.
1.50%, 08/01/30	942	790,123
3.25%, 05/15/32	470	420,287
3.25%, 05/01/51(a)	441	305,439
4.00%, 06/15/50	722	581,259
4.85%, 12/01/48(a)	471	435,565
5.20%, 09/15/34	410	412,280
5.50%, 04/15/53(a)	600	604,088
Union Electric Co.
2.15%, 03/15/32	830	696,747
2.63%, 03/15/51	860	540,847
2.95%, 06/15/27	686	660,603
2.95%, 03/15/30	310	285,412
3.25%, 10/01/49	685	496,257
3.50%, 03/15/29	656	627,619
3.65%, 04/15/45	522	414,103
3.90%, 09/15/42	480	401,432
3.90%, 04/01/52	810	650,318
4.00%, 04/01/48	747	614,370
5.13%, 03/15/55	450	436,752
5.20%, 04/01/34	840	857,259
5.25%, 01/15/54(a)	645	638,170
5.30%, 08/01/37(a)	405	416,585
5.45%, 03/15/53	790	797,173
8.45%, 03/15/39	495	653,866
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	805	687,651
2.40%, 03/30/32(a)	895	766,071
2.45%, 12/15/50	1,614	973,771
2.95%, 11/15/51	1,500	995,075
3.30%, 12/01/49	702	506,607
4.00%, 01/15/43	925	777,137
4.45%, 02/15/44	695	619,796
4.60%, 12/01/48	960	854,126
5.00%, 04/01/33	1,170	1,174,436
5.00%, 01/15/34	745	745,387
5.05%, 08/15/34(a)	840	843,735

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.30%, 08/15/33	$1,050	$1,075,408
5.35%, 01/15/54(a)	595	596,475
5.45%, 04/01/53	1,240	1,251,061
5.55%, 08/15/54(a)	715	733,004
5.70%, 08/15/53(a)	845	882,023
6.35%, 11/30/37	722	795,758
8.88%, 11/15/38	973	1,307,922
Series A, 2.88%, 07/15/29	1,020	946,748
Series A, 3.15%, 01/15/26	1,167	1,148,801
Series A, 3.50%, 03/15/27	1,135	1,108,552
Series A, 3.80%, 04/01/28	1,228	1,198,952
Series A, 6.00%, 05/15/37	970	1,035,242
Series B, 2.95%, 11/15/26	667	647,151
Series B, 3.75%, 05/15/27	493	483,396
Series B, 3.80%, 09/15/47	862	680,981
Series B, 4.20%, 05/15/45	545	460,961
Series B, 6.00%, 01/15/36	729	774,772
Series C, 4.00%, 11/15/46	828	677,681
Series C, 4.63%, 05/15/52	850	758,474
Series D, 4.65%, 08/15/43	950	872,034
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	1,371	1,337,635
4.30%, 07/15/29(b)	1,499	1,448,321
5.05%, 12/30/26(b)	100	100,145
5.70%, 12/30/34(b)	1,095	1,111,333
6.00%, 04/15/34(a)(b)	500	519,070
6.95%, 10/15/33(b)	1,385	1,524,032
WEC Energy Group Inc.
1.38%, 10/15/27	894	818,650
1.80%, 10/15/30(a)	643	545,621
2.20%, 12/15/28	705	642,782
4.75%, 01/09/26(a)	1,270	1,270,751
4.75%, 01/15/28(a)	1,135	1,141,959
5.15%, 10/01/27	995	1,010,953
5.60%, 09/12/26	580	588,820
Wisconsin Electric Power Co.
1.70%, 06/15/28	345	314,986
3.65%, 12/15/42(a)	245	194,547
4.25%, 06/01/44	455	386,527
4.30%, 12/15/45	155	130,993
4.30%, 10/15/48(a)	655	572,609
4.60%, 10/01/34(a)	560	549,663
4.75%, 09/30/32(a)	795	801,902
5.00%, 05/15/29	405	412,704
5.05%, 10/01/54	390	377,180
5.63%, 05/15/33	247	263,315
5.70%, 12/01/36(a)	120	128,740
Wisconsin Power and Light Co.
1.95%, 09/16/31(a)	625	520,378
3.00%, 07/01/29	502	468,220
3.05%, 10/15/27	650	624,634
3.65%, 04/01/50(a)	435	329,020
3.95%, 09/01/32	890	842,273
4.10%, 10/15/44(a)	185	153,214
4.95%, 04/01/33	765	764,594
5.38%, 03/30/34	485	496,316
6.38%, 08/15/37	435	480,320
7.60%, 10/01/38(a)	375	456,406
Wisconsin Public Service Corp.
2.85%, 12/01/51	810	532,378
3.30%, 09/01/49	545	395,313
Security	Par (000)	Value
Electric (continued)
3.67%, 12/01/42	$617	$500,246
4.75%, 11/01/44	614	571,358
Xcel Energy Inc.
1.75%, 03/15/27	895	838,376
2.35%, 11/15/31	415	349,702
2.60%, 12/01/29	850	766,829
3.35%, 12/01/26	822	801,448
3.40%, 06/01/30	1,145	1,063,559
3.50%, 12/01/49	615	445,225
4.00%, 06/15/28	819	799,072
4.60%, 06/01/32	895	870,267
4.80%, 09/15/41	593	531,643
5.45%, 08/15/33	865	879,796
5.50%, 03/15/34	2,005	2,047,768
6.50%, 07/01/36(a)	425	468,607
		1,069,487,696
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	814	702,734
Emerson Electric Co.
0.88%, 10/15/26	1,431	1,343,085
1.80%, 10/15/27	889	828,014
1.95%, 10/15/30	1,140	987,833
2.00%, 12/21/28	1,190	1,081,430
2.20%, 12/21/31	1,105	945,360
2.75%, 10/15/50	856	568,301
2.80%, 12/21/51	1,695	1,114,244
5.25%, 11/15/39	95	96,804
6.00%, 08/15/32	605	654,792
6.13%, 04/15/39(a)	115	126,943
		8,449,540
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,063	1,005,060
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	970	937,847
5.41%, 07/01/32(a)	624	640,252
5.60%, 05/29/34	585	601,605
Amphenol Corp.
2.20%, 09/15/31	955	809,225
2.80%, 02/15/30	1,762	1,609,533
4.35%, 06/01/29	1,095	1,082,516
4.75%, 03/30/26	270	270,182
5.00%, 01/15/35	1,000	999,456
5.05%, 04/05/27	685	692,548
5.05%, 04/05/29	770	782,930
5.25%, 04/05/34(a)	765	782,013
5.38%, 11/15/54	745	749,764
Arrow Electronics Inc.
2.95%, 02/15/32(a)	981	848,137
3.88%, 01/12/28	1,030	998,042
5.15%, 08/21/29	740	740,981
5.88%, 04/10/34(a)	695	708,031
Avnet Inc.
3.00%, 05/15/31	565	489,734
4.63%, 04/15/26	882	877,602
5.50%, 06/01/32	575	576,803
6.25%, 03/15/28	910	942,213
Flex Ltd.
3.75%, 02/01/26	963	949,326
4.88%, 06/15/29	1,068	1,059,485
4.88%, 05/12/30	1,084	1,070,850

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.25%, 01/15/32(a)	$935	$937,370
6.00%, 01/15/28	1,055	1,085,457
Fortive Corp.
3.15%, 06/15/26	1,577	1,539,293
4.30%, 06/15/46	826	696,782
Honeywell International Inc.
1.10%, 03/01/27	1,850	1,721,871
1.75%, 09/01/31	2,320	1,941,252
1.95%, 06/01/30	1,670	1,459,298
2.50%, 11/01/26	2,191	2,116,245
2.70%, 08/15/29(a)	1,505	1,396,056
2.80%, 06/01/50	1,234	831,687
3.81%, 11/21/47	885	715,790
4.25%, 01/15/29(a)	915	911,989
4.50%, 01/15/34	905	884,532
4.65%, 07/30/27	1,040	1,047,467
4.70%, 02/01/30	1,295	1,300,791
4.75%, 02/01/32	1,405	1,407,436
4.88%, 09/01/29(a)	1,085	1,103,494
4.95%, 02/15/28	1,105	1,124,285
4.95%, 09/01/31	985	1,003,304
5.00%, 02/15/33	1,780	1,811,563
5.00%, 03/01/35	1,980	1,997,046
5.25%, 03/01/54	2,350	2,338,394
5.35%, 03/01/64	860	864,239
5.38%, 03/01/41	627	648,537
5.70%, 03/15/36	685	732,751
5.70%, 03/15/37	810	863,766
Hubbell Inc.
2.30%, 03/15/31	427	367,255
3.15%, 08/15/27	915	879,057
3.35%, 03/01/26	390	383,516
3.50%, 02/15/28(a)	743	715,752
Jabil Inc.
1.70%, 04/15/26	770	737,920
3.00%, 01/15/31	767	684,343
3.60%, 01/15/30	1,212	1,131,234
3.95%, 01/12/28	1,070	1,041,768
4.25%, 05/15/27(a)	1,140	1,125,809
5.45%, 02/01/29	735	747,819
Keysight Technologies Inc.
3.00%, 10/30/29(a)	1,215	1,120,084
4.60%, 04/06/27	1,597	1,594,865
4.95%, 10/15/34(a)	145	142,577
TD SYNNEX Corp.
1.75%, 08/09/26	1,185	1,124,279
2.38%, 08/09/28	1,153	1,055,878
2.65%, 08/09/31	694	589,238
6.10%, 04/12/34	505	527,588
Trimble Inc.
4.90%, 06/15/28	1,496	1,499,551
6.10%, 03/15/33	560	590,421
Tyco Electronics Group SA
2.50%, 02/04/32	895	775,575
3.13%, 08/15/27	1,026	991,404
3.70%, 02/15/26	560	552,888
4.50%, 02/13/26	700	699,814
4.63%, 02/01/30	485	483,010
7.13%, 10/01/37	775	909,035
Vontier Corp.
1.80%, 04/01/26	766	733,677
Security	Par (000)	Value
Electronics (continued)
2.40%, 04/01/28	$856	$781,240
2.95%, 04/01/31	907	786,447
		75,476,874
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	194	162,190
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	605	461,071
5.13%, 08/11/61(a)(b)	1,507	1,105,083
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	590	626,861
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,105	1,137,507
6.35%, 08/18/28	1,120	1,173,573
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	423,366
MasTec Inc.
4.50%, 08/15/28(b)	1,030	1,005,336
5.90%, 06/15/29	440	451,561
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	799	758,229
4.25%, 10/31/26(b)	1,445	1,418,756
5.50%, 10/31/46(a)(b)	1,037	854,835
5.50%, 07/31/47(b)	2,891	2,381,257
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)(b)	1,385	1,320,723
Ste Transcore Holdings Inc., 3.75%, 05/05/32(b)	50	47,284
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(b)	5	4,316
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	1,744	1,712,660
Vinci SA, 3.75%, 04/10/29(a)(b)	1,805	1,738,443
		16,620,861
Entertainment — 0.3%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	160	163,702
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	160	142,949
Warnermedia Holdings Inc.
3.76%, 03/15/27	5,685	5,505,973
4.05%, 03/15/29	2,395	2,265,585
4.28%, 03/15/32(a)	6,400	5,775,204
5.05%, 03/15/42	6,383	5,392,910
5.14%, 03/15/52	9,565	7,688,878
5.39%, 03/15/62	4,160	3,316,441
6.41%, 03/15/26	920	920,016
WMG Acquisition Corp., 3.00%, 02/15/31(a)(b)	70	61,865
		31,233,523
Environmental Control — 0.4%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	170	141,336
Republic Services Inc.
1.45%, 02/15/31	1,375	1,135,692
1.75%, 02/15/32(a)	949	775,801
2.30%, 03/01/30	1,326	1,178,702
2.38%, 03/15/33(a)	1,170	971,103
2.90%, 07/01/26	724	705,737
3.05%, 03/01/50	898	632,092
3.38%, 11/15/27	1,073	1,040,185

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.95%, 05/15/28	$1,328	$1,299,584
4.88%, 04/01/29	1,310	1,321,907
5.00%, 11/15/29(a)	575	583,449
5.00%, 12/15/33	935	940,507
5.00%, 04/01/34	1,095	1,099,237
5.20%, 11/15/34(a)	595	607,247
5.70%, 05/15/41	290	301,613
6.20%, 03/01/40	427	469,660
Veralto Corp.
5.35%, 09/18/28	1,325	1,353,546
5.45%, 09/18/33(a)	850	871,233
5.50%, 09/18/26	1,125	1,139,278
Waste Connections Inc.
2.20%, 01/15/32	835	700,752
2.60%, 02/01/30	1,242	1,123,901
2.95%, 01/15/52(a)	1,325	883,735
3.05%, 04/01/50	860	583,659
3.20%, 06/01/32	719	644,358
3.50%, 05/01/29	1,048	1,002,001
4.20%, 01/15/33	1,252	1,191,674
4.25%, 12/01/28	1,121	1,106,251
5.00%, 03/01/34	1,005	1,006,973
Waste Management Inc.
1.15%, 03/15/28	915	823,245
1.50%, 03/15/31	1,397	1,159,196
2.00%, 06/01/29(a)	1,040	933,973
2.50%, 11/15/50	735	455,173
2.95%, 06/01/41	910	689,978
3.15%, 11/15/27	1,258	1,213,053
3.90%, 03/01/35(a)	743	680,832
4.10%, 03/01/45	440	376,751
4.15%, 04/15/32	1,310	1,263,004
4.15%, 07/15/49(a)	1,056	905,305
4.50%, 03/15/28	1,375	1,372,345
4.63%, 02/15/30	1,510	1,511,385
4.63%, 02/15/33(a)	795	790,390
4.65%, 03/15/30	1,375	1,373,052
4.80%, 03/15/32(a)	1,375	1,375,417
4.88%, 02/15/29(a)	1,275	1,293,405
4.88%, 02/15/34(a)	1,350	1,355,304
4.95%, 07/03/27	615	622,064
4.95%, 07/03/31	870	883,599
4.95%, 03/15/35	2,075	2,078,593
5.35%, 10/15/54	1,755	1,784,089
7.00%, 07/15/28(a)	605	656,611
		48,407,977
Food — 1.8%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,185	1,284,216
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	952	735,266
5.38%, 01/09/36(b)	1,075	1,057,970
6.05%, 01/15/29(a)(b)	1,060	1,092,232
6.40%, 01/15/34(b)	355	378,501
Cencosud SA
4.38%, 07/17/27(b)	1,095	1,069,171
5.95%, 05/28/31(b)	35	35,424
6.63%, 02/12/45(b)	330	346,404
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	910	814,185
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,215	1,061,117
Security	Par (000)	Value
Food (continued)
Conagra Brands Inc.
1.38%, 11/01/27	$1,800	$1,639,716
4.85%, 11/01/28	2,193	2,197,112
5.30%, 10/01/26	875	883,887
5.30%, 11/01/38	1,709	1,660,301
5.40%, 11/01/48	1,635	1,567,109
7.00%, 10/01/28	1,110	1,193,004
7.13%, 10/01/26	585	609,396
8.25%, 09/15/30(a)	592	690,408
Danone SA, 2.95%, 11/02/26(b)	3,240	3,139,121
Flowers Foods Inc.
2.40%, 03/15/31	938	808,191
3.50%, 10/01/26	590	576,373
General Mills Inc.
2.25%, 10/14/31(a)	765	650,968
2.88%, 04/15/30(a)	1,593	1,449,022
3.00%, 02/01/51(a)	1,115	744,099
3.20%, 02/10/27(a)	1,180	1,145,297
4.15%, 02/15/43(a)	110	94,753
4.20%, 04/17/28	2,380	2,346,784
4.55%, 04/17/38(a)	686	635,066
4.70%, 01/30/27	1,000	1,002,091
4.70%, 04/17/48(a)	405	366,890
4.88%, 01/30/30(a)	700	703,634
4.95%, 03/29/33(a)	1,400	1,396,348
5.25%, 01/30/35	700	706,940
5.40%, 06/15/40	690	698,910
5.50%, 10/17/28	595	611,835
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	780	611,621
4.70%, 11/10/47(a)(b)	673	580,839
4.88%, 06/27/44(a)(b)	445	402,553
Hershey Co. (The)
1.70%, 06/01/30	740	638,205
2.30%, 08/15/26	956	922,330
2.45%, 11/15/29	570	521,019
2.65%, 06/01/50	572	366,454
3.13%, 11/15/49	689	485,612
3.38%, 08/15/46	695	530,965
4.25%, 05/04/28(a)	805	804,483
4.50%, 05/04/33(a)	345	342,813
Hormel Foods Corp.
1.70%, 06/03/28	1,640	1,494,765
1.80%, 06/11/30(a)	1,171	1,007,914
3.05%, 06/03/51(a)	1,065	735,507
4.80%, 03/30/27	690	695,673
Ingredion Inc.
2.90%, 06/01/30	940	857,939
3.20%, 10/01/26	1,063	1,033,745
3.90%, 06/01/50	494	383,750
6.63%, 04/15/37	389	428,686
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	495	411,599
2.38%, 03/15/30(a)	1,004	896,018
2.75%, 09/15/41	524	366,652
3.38%, 12/15/27(a)	947	917,223
3.55%, 03/15/50(a)	700	513,577
4.25%, 03/15/35	1,185	1,102,736
4.38%, 03/15/45(a)	780	668,968
5.90%, 11/15/28(a)	1,170	1,224,614
6.20%, 11/15/33(a)	1,390	1,492,984

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
6.50%, 11/15/43	$730	$803,374
6.50%, 11/15/53(a)	1,305	1,461,245
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	1,565	1,485,986
3.00%, 02/02/29	865	797,412
3.00%, 05/15/32	1,707	1,451,589
3.63%, 01/15/32	1,040	926,781
3.75%, 12/01/31	730	654,765
4.38%, 02/02/52	1,360	1,064,808
5.13%, 02/01/28	1,400	1,403,275
5.50%, 01/15/30	2,029	2,044,661
5.75%, 04/01/33	1,793	1,827,854
6.50%, 12/01/52(a)	2,305	2,441,969
6.75%, 03/15/34	1,985	2,162,197
7.25%, 11/15/53	1,390	1,613,629
Kellanova
2.10%, 06/01/30	957	841,172
3.25%, 04/01/26(a)	1,160	1,139,949
3.40%, 11/15/27	959	927,892
4.30%, 05/15/28(a)	1,310	1,291,607
4.50%, 04/01/46	1,143	1,011,521
5.25%, 03/01/33(a)	455	464,710
5.75%, 05/16/54	540	569,681
Series B, 7.45%, 04/01/31	1,055	1,199,844
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	525	535,533
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,925	1,877,836
3.75%, 04/01/30(a)	1,525	1,457,495
3.88%, 05/15/27	2,050	2,013,946
4.25%, 03/01/31	800	777,278
4.38%, 06/01/46	3,925	3,318,778
4.63%, 01/30/29(a)	905	908,041
4.63%, 10/01/39	430	397,086
4.88%, 10/01/49	2,245	2,023,076
5.00%, 07/15/35(a)	1,055	1,047,910
5.00%, 06/04/42	2,360	2,221,319
5.20%, 07/15/45	2,305	2,182,067
5.50%, 06/01/50	505	498,105
6.50%, 02/09/40	1,130	1,246,451
6.75%, 03/15/32	510	562,204
6.88%, 01/26/39	1,185	1,345,425
7.13%, 08/01/39(a)(b)	1,250	1,444,466
Kroger Co. (The)
1.70%, 01/15/31	700	586,263
2.20%, 05/01/30	1,160	1,018,004
2.65%, 10/15/26	1,122	1,081,397
3.50%, 02/01/26	810	798,821
3.70%, 08/01/27	1,117	1,092,826
3.88%, 10/15/46	735	580,529
3.95%, 01/15/50	1,102	880,173
4.45%, 02/01/47	1,435	1,236,462
4.50%, 01/15/29(a)	929	923,642
4.60%, 08/15/27	1,070	1,074,704
4.65%, 09/15/29	2,180	2,185,395
4.65%, 01/15/48	790	698,125
4.70%, 08/15/26	660	661,954
4.90%, 09/15/31	2,035	2,045,086
5.00%, 09/15/34	3,565	3,543,861
5.00%, 04/15/42	572	541,001
Security	Par (000)	Value
Food (continued)
5.15%, 08/01/43	$476	$454,611
5.40%, 07/15/40	348	345,591
5.40%, 01/15/49(a)	891	885,205
5.50%, 09/15/54	2,195	2,175,908
5.65%, 09/15/64	1,645	1,621,451
6.90%, 04/15/38	697	790,966
7.50%, 04/01/31	725	832,001
8.00%, 09/15/29(a)	594	671,022
Series B, 7.70%, 06/01/29	550	612,325
Mars Inc.
0.88%, 07/16/26(b)	982	924,644
1.63%, 07/16/32(a)(b)	760	613,202
2.38%, 07/16/40(b)	1,686	1,166,842
2.45%, 07/16/50(b)	655	388,768
3.20%, 04/01/30(a)(b)	1,260	1,177,383
3.60%, 04/01/34(a)(b)	1,001	906,399
3.88%, 04/01/39(a)(b)	1,320	1,151,735
3.95%, 04/01/44(a)(b)	680	558,853
3.95%, 04/01/49(a)(b)	1,067	864,124
4.13%, 04/01/54(a)(b)	738	602,707
4.20%, 04/01/59(a)(b)	771	623,109
4.55%, 04/20/28(b)	2,145	2,144,248
4.65%, 04/20/31(b)	885	882,809
4.75%, 04/20/33(a)(b)	1,675	1,656,064
McCormick & Co. Inc./MD
0.90%, 02/15/26	747	714,262
1.85%, 02/15/31	947	795,179
2.50%, 04/15/30	817	729,838
3.40%, 08/15/27(a)	1,536	1,493,099
4.20%, 08/15/47(a)	500	423,614
4.70%, 10/15/34	475	459,949
4.95%, 04/15/33(a)	915	914,145
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(a)(b)	765	718,366
Mondelez International Inc.
1.50%, 02/04/31(a)	585	486,482
1.88%, 10/15/32(a)	1,022	835,419
2.63%, 03/17/27	1,315	1,260,140
2.63%, 09/04/50	1,937	1,211,159
2.75%, 04/13/30	1,212	1,100,071
3.00%, 03/17/32	550	487,315
4.13%, 05/07/28	35	34,634
4.75%, 02/20/29	885	890,681
4.75%, 08/28/34(a)	675	662,405
6.50%, 11/01/31(a)	35	37,636
Nestle Capital Corp.
4.65%, 03/12/29(b)	660	663,953
4.75%, 03/12/31(a)(b)	495	498,187
4.88%, 03/12/34(b)	555	559,023
5.10%, 03/12/54(b)	235	235,296
Nestle Holdings Inc.
1.00%, 09/15/27(a)(b)	1,835	1,673,824
1.15%, 01/14/27(b)	1,373	1,283,174
1.25%, 09/15/30(a)(b)	1,315	1,096,013
1.50%, 09/14/28(a)(b)	1,560	1,403,738
1.88%, 09/14/31(a)(b)	1,623	1,368,893
2.50%, 09/14/41(b)	967	688,467
2.63%, 09/14/51(a)(b)	1,275	818,029
3.63%, 09/24/28(b)	1,874	1,818,409
3.90%, 09/24/38(a)(b)	1,919	1,722,699
4.00%, 09/24/48(a)(b)	2,839	2,388,412

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.13%, 10/01/27(a)(b)	$1,005	$998,475
4.25%, 10/01/29(a)(b)	1,275	1,265,339
4.30%, 10/01/32(a)(b)	1,090	1,068,507
4.70%, 01/15/53(a)(b)	1,395	1,308,178
4.85%, 03/14/33(a)(b)	1,905	1,925,213
4.95%, 03/14/30(b)	1,190	1,214,675
5.00%, 03/14/28(a)(b)	1,360	1,382,752
5.00%, 09/12/28(b)	900	916,530
5.00%, 09/12/30(a)(b)	930	949,940
5.00%, 09/12/33(b)	535	547,565
5.25%, 03/13/26(b)	840	848,344
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	185	183,067
Smithfield Foods Inc.
2.63%, 09/13/31(b)	917	763,379
3.00%, 10/15/30(b)	445	388,073
4.25%, 02/01/27(b)	1,257	1,231,373
5.20%, 04/01/29(b)	771	760,791
Sysco Corp.
2.40%, 02/15/30	1,125	1,001,887
2.45%, 12/14/31	785	671,193
3.15%, 12/14/51(a)	1,420	964,850
3.25%, 07/15/27	1,516	1,465,162
3.30%, 07/15/26	1,448	1,416,441
3.30%, 02/15/50	870	620,246
4.45%, 03/15/48	530	452,996
4.50%, 04/01/46	702	606,966
4.85%, 10/01/45	645	590,782
5.38%, 09/21/35	550	565,168
5.75%, 01/17/29	1,105	1,146,737
5.95%, 04/01/30	1,647	1,733,273
6.00%, 01/17/34(a)	645	691,486
6.60%, 04/01/40	775	861,505
6.60%, 04/01/50	1,381	1,567,816
Tesco PLC, 6.15%, 11/15/37(b)	750	772,383
The Campbell's Co.
2.38%, 04/24/30(a)	1,130	997,306
3.13%, 04/24/50(a)	653	447,220
4.15%, 03/15/28	1,875	1,843,956
4.75%, 03/23/35	675	652,464
4.80%, 03/15/48	1,025	932,594
5.20%, 03/19/27	740	750,021
5.20%, 03/21/29	900	915,251
5.25%, 10/13/54	395	381,031
5.30%, 03/20/26	610	613,970
5.40%, 03/21/34(a)	985	1,002,796
Tyson Foods Inc.
3.55%, 06/02/27	2,087	2,032,071
4.00%, 03/01/26	1,116	1,105,812
4.35%, 03/01/29	2,136	2,095,172
4.55%, 06/02/47	1,256	1,083,639
4.88%, 08/15/34(a)	1,051	1,027,780
5.10%, 09/28/48	2,000	1,877,413
5.15%, 08/15/44	1,034	975,463
5.40%, 03/15/29	835	852,729
5.70%, 03/15/34	710	732,963
		228,945,386
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,330	1,278,729
4.20%, 01/29/30(a)(b)	610	569,684
Security	Par (000)	Value
Forest Products & Paper (continued)
4.25%, 04/30/29(b)	$902	$850,693
5.15%, 01/29/50(b)	420	357,715
5.50%, 11/02/47	671	605,874
5.50%, 04/30/49(a)(b)	530	477,399
Georgia-Pacific LLC
0.95%, 05/15/26(a)(b)	1,541	1,461,144
2.10%, 04/30/27(b)	509	480,730
2.30%, 04/30/30(b)	319	281,915
7.25%, 06/01/28	993	1,078,077
7.75%, 11/15/29(a)	1,165	1,328,610
8.88%, 05/15/31	417	512,767
International Paper Co.
4.35%, 08/15/48	1,040	882,554
4.40%, 08/15/47	867	749,063
4.80%, 06/15/44	1,130	1,040,291
5.00%, 09/15/35(a)	810	811,766
5.15%, 05/15/46(a)	450	427,410
6.00%, 11/15/41	1,031	1,101,987
7.30%, 11/15/39	430	508,838
Inversiones CMPC SA
3.00%, 04/06/31(a)(b)	857	735,200
3.85%, 01/13/30(b)	720	671,649
4.38%, 04/04/27(b)	305	299,927
6.13%, 06/23/33(b)	690	705,242
6.13%, 02/26/34(b)	430	439,615
Suzano Austria GmbH
2.50%, 09/15/28	1,005	913,211
3.13%, 01/15/32	1,555	1,319,130
3.75%, 01/15/31	1,905	1,713,935
5.00%, 01/15/30	1,414	1,380,980
5.75%, 07/14/26(b)	160	161,398
6.00%, 01/15/29	2,732	2,781,439
7.00%, 03/16/47(a)(b)	1,912	2,055,824
Suzano International Finance BV, 5.50%, 01/17/27	1,807	1,817,584
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	15	15,820
		29,816,200
Gas — 0.7%
APA Infrastructure Ltd.
4.25%, 07/15/27(b)	1,471	1,451,647
5.00%, 03/23/35(b)	590	568,175
5.13%, 09/16/34(a)(b)	845	830,637
5.75%, 09/16/44(a)(b)	250	252,946
Atmos Energy Corp.
1.50%, 01/15/31	1,015	850,417
2.63%, 09/15/29	955	879,555
2.85%, 02/15/52	775	503,373
3.00%, 06/15/27(a)	965	932,130
3.38%, 09/15/49	952	699,462
4.13%, 10/15/44(a)	1,229	1,051,969
4.13%, 03/15/49	1,008	836,434
4.15%, 01/15/43	690	597,558
4.30%, 10/01/48	642	559,417
5.00%, 12/15/54	305	290,096
5.45%, 10/15/32(a)	360	377,614
5.50%, 06/15/41	469	485,078
5.75%, 10/15/52(a)	660	696,877
5.90%, 11/15/33	1,185	1,272,706
6.20%, 11/15/53	700	790,873
Boston Gas Co.
3.00%, 08/01/29(b)	847	775,891

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.15%, 08/01/27(a)(b)	$689	$657,801
3.76%, 03/16/32(b)	715	646,609
4.49%, 02/15/42(a)(b)	765	652,548
6.12%, 07/20/53(b)	760	785,876
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	990	970,102
3.87%, 03/04/29(b)	755	722,136
4.27%, 03/15/48(a)(b)	1,081	870,021
4.49%, 03/04/49(b)	507	417,370
4.50%, 03/10/46(a)(b)	480	403,340
4.63%, 08/05/27(b)	640	634,514
4.87%, 08/05/32(b)	535	518,200
6.39%, 09/15/33(b)	810	866,880
6.42%, 07/18/54(b)	725	787,726
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	998	847,087
4.00%, 04/01/28	414	405,316
4.10%, 09/01/47(a)	560	453,547
4.40%, 07/01/32(a)	915	890,149
5.25%, 03/01/28	1,229	1,253,190
5.40%, 03/01/33	820	842,686
5.40%, 07/01/34	205	210,477
5.85%, 01/15/41	277	291,871
6.63%, 11/01/37(a)	226	249,189
Centrica PLC, 5.38%, 10/16/43(a)(b)	770	707,577
East Ohio Gas Co. (The)
2.00%, 06/15/30(a)(b)	1,197	1,033,725
3.00%, 06/15/50(b)	1,187	772,648
ENN Energy Holdings Ltd., 4.63%, 05/17/27(b)	145	143,342
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	535	513,862
7.85%, 11/09/33(b)	455	508,964
KeySpan Gas East Corp.
2.74%, 08/15/26(b)	890	857,340
3.59%, 01/18/52(a)(b)	625	439,707
5.82%, 04/01/41(b)	750	749,479
5.99%, 03/06/33(b)	350	362,189
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	1,195	1,109,431
6.25%, 01/20/42(a)(b)	460	528,939
Nakilat Inc., 6.07%, 12/31/33(a)(b)	487	507,767
National Fuel Gas Co.
2.95%, 03/01/31	880	768,217
3.95%, 09/15/27	685	668,902
4.75%, 09/01/28	670	665,005
5.50%, 01/15/26	898	901,568
5.50%, 10/01/26	745	753,106
NiSource Inc.
1.70%, 02/15/31	1,032	857,819
2.95%, 09/01/29	1,158	1,070,270
3.49%, 05/15/27	1,421	1,385,321
3.60%, 05/01/30	1,153	1,088,521
3.95%, 03/30/48	1,134	910,051
4.38%, 05/15/47	1,515	1,305,310
4.80%, 02/15/44	996	919,108
5.00%, 06/15/52	785	732,864
5.20%, 07/01/29	875	889,978
5.25%, 03/30/28	1,335	1,358,681
5.25%, 02/15/43	816	799,552
5.35%, 04/01/34(a)	815	829,199
5.40%, 06/30/33	645	658,222
Security	Par (000)	Value
Gas (continued)
5.65%, 02/01/45	$750	$765,910
5.80%, 02/01/42	360	363,701
5.95%, 06/15/41	394	413,143
6.95%, 11/30/54, (5-year CMT + 2.451%)(d)	95	97,183
ONE Gas Inc.
2.00%, 05/15/30	518	453,215
4.25%, 09/01/32(a)	355	344,221
4.50%, 11/01/48	631	552,632
4.66%, 02/01/44(a)	857	786,647
5.10%, 04/01/29(a)	645	656,760
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	490	426,748
3.35%, 06/01/50(a)	737	522,334
3.50%, 06/01/29	1,069	1,014,931
3.64%, 11/01/46	555	420,490
4.10%, 09/18/34(a)	400	364,584
4.65%, 08/01/43	449	408,457
5.05%, 05/15/52	620	576,071
5.10%, 02/15/35	400	396,819
5.40%, 06/15/33(a)	500	512,581
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	315	286,345
Southern California Gas Co.
2.95%, 04/15/27(a)	1,290	1,243,981
3.75%, 09/15/42	519	425,179
4.45%, 03/15/44(a)	407	356,995
5.05%, 09/01/34	1,050	1,063,947
5.13%, 11/15/40	490	486,324
5.20%, 06/01/33	880	899,116
5.60%, 04/01/54(a)	690	715,359
5.75%, 06/01/53	855	897,395
6.35%, 11/15/52(a)	880	1,000,016
Series KK, 5.75%, 11/15/35(a)	175	182,900
Series TT, 2.60%, 06/15/26	832	808,941
Series UU, 4.13%, 06/01/48	567	467,603
Series VV, 4.30%, 01/15/49	800	683,198
Series WW, 3.95%, 02/15/50(a)	519	417,634
Series XX, 2.55%, 02/01/30(a)	1,025	929,229
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	466	455,819
3.95%, 10/01/46	927	750,100
4.40%, 06/01/43	800	701,949
4.40%, 05/30/47	775	668,398
4.95%, 09/15/34	710	704,654
5.15%, 09/15/32	690	698,383
5.75%, 09/15/33(a)	675	706,509
5.88%, 03/15/41(a)	625	658,018
6.00%, 10/01/34	160	166,488
Series 2020-A, 1.75%, 01/15/31	739	616,805
Series 21A, 3.15%, 09/30/51	765	521,050
Southwest Gas Corp.
2.20%, 06/15/30	649	567,619
3.18%, 08/15/51(a)	610	407,251
3.70%, 04/01/28(a)	358	345,579
3.80%, 09/29/46(a)	150	116,461
4.05%, 03/15/32	995	939,260
4.15%, 06/01/49(a)	561	451,190
5.45%, 03/23/28	445	454,364
5.80%, 12/01/27	345	353,646

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Spire Inc.
4.70%, 08/15/44(a)	$365	$315,536
5.30%, 03/01/26	195	196,228
Spire Missouri Inc.
3.30%, 06/01/51(a)	490	346,847
4.80%, 02/15/33	320	320,305
Series 2034, 5.15%, 08/15/34(a)	300	306,744
Washington Gas Light Co.
3.65%, 09/15/49	780	590,235
Series K, 3.80%, 09/15/46	731	576,290
		86,752,471
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	399	350,712
4.63%, 06/15/28(a)	460	455,594
Regal Rexnord Corp.
6.05%, 02/15/26	775	782,623
6.05%, 04/15/28	1,650	1,696,969
6.30%, 02/15/30	1,585	1,653,167
6.40%, 04/15/33	1,830	1,928,476
Snap-on Inc.
3.10%, 05/01/50	856	604,183
3.25%, 03/01/27	655	638,377
4.10%, 03/01/48	568	484,075
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	1,641	1,441,920
2.75%, 11/15/50	1,385	845,942
3.00%, 05/15/32	250	219,155
3.40%, 03/01/26	965	948,593
4.25%, 11/15/28	962	947,125
4.85%, 11/15/48	595	538,544
5.20%, 09/01/40	607	594,558
6.00%, 03/06/28(a)	770	802,394
6.27%, 03/06/26(a)	35	34,986
		14,967,393
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28	1,437	1,307,181
1.40%, 06/30/30(a)	1,306	1,116,634
3.75%, 11/30/26	2,780	2,749,526
4.75%, 11/30/36	2,473	2,450,852
4.75%, 04/15/43(a)	558	545,995
4.90%, 11/30/46	3,963	3,887,104
5.30%, 05/27/40	1,456	1,514,822
6.00%, 04/01/39	721	800,559
6.15%, 11/30/37	1,065	1,188,702
Agilent Technologies Inc.
2.10%, 06/04/30	968	840,851
2.30%, 03/12/31	1,467	1,268,257
2.75%, 09/15/29	874	799,835
3.05%, 09/22/26	567	550,141
4.20%, 09/09/27	375	371,919
4.75%, 09/09/34	765	746,830
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,415	1,265,128
2.75%, 09/23/26(b)	853	824,425
3.00%, 09/23/29(a)(b)	1,473	1,363,204
3.80%, 09/23/49(a)(b)	670	521,756
5.38%, 12/06/32(b)	1,168	1,196,721
5.75%, 12/06/52(b)	1,080	1,125,201
Security	Par (000)	Value
Health Care - Products (continued)
Baxter International Inc.
1.73%, 04/01/31(a)	$1,451	$1,203,589
1.92%, 02/01/27	2,481	2,337,651
2.27%, 12/01/28	2,355	2,136,196
2.54%, 02/01/32(a)	1,395	1,189,146
2.60%, 08/15/26	819	790,276
3.13%, 12/01/51	1,435	944,685
3.50%, 08/15/46	782	568,022
3.95%, 04/01/30(a)	1,211	1,155,898
4.50%, 06/15/43	510	428,544
6.25%, 12/01/37(a)	266	281,048
Boston Scientific Corp.
2.65%, 06/01/30(a)	2,082	1,879,470
3.75%, 03/01/26(a)	355	351,315
4.00%, 03/01/28(a)	505	496,714
4.00%, 03/01/29(a)	250	244,392
4.55%, 03/01/39(a)	765	725,320
4.70%, 03/01/49	775	722,355
6.50%, 11/15/35	710	798,407
7.38%, 01/15/40	400	482,815
Covidien International Finance SA, 6.55%, 10/15/37	248	278,569
Danaher Corp.
2.60%, 10/01/50(a)	1,540	979,581
2.80%, 12/10/51(a)	1,860	1,223,756
4.38%, 09/15/45	847	761,221
Dentsply Sirona Inc., 3.25%, 06/01/30	1,234	1,106,379
DH Europe Finance II SARL
2.60%, 11/15/29	1,460	1,335,849
3.25%, 11/15/39	939	759,328
3.40%, 11/15/49(a)	1,429	1,073,747
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,204	1,186,633
GE HealthCare Technologies Inc.
4.80%, 08/14/29	1,180	1,182,287
5.65%, 11/15/27(a)	3,054	3,141,915
5.86%, 03/15/30(a)	1,475	1,544,922
5.91%, 11/22/32(a)	1,595	1,694,981
6.38%, 11/22/52(a)	1,765	1,998,432
Koninklijke Philips NV
5.00%, 03/15/42	736	690,826
6.88%, 03/11/38(a)	1,200	1,341,004
Medtronic Global Holdings SCA
4.25%, 03/30/28	1,330	1,324,680
4.50%, 03/30/33	1,540	1,508,509
Medtronic Inc.
4.38%, 03/15/35	2,630	2,534,883
4.63%, 03/15/45	2,999	2,777,526
Olympus Corp., 2.14%, 12/08/26(b)	1,015	962,220
Revvity Inc.
1.90%, 09/15/28	1,105	995,521
2.25%, 09/15/31	595	498,690
2.55%, 03/15/31	775	665,197
3.30%, 09/15/29	1,665	1,552,008
3.63%, 03/15/51	535	385,416
Smith & Nephew PLC
2.03%, 10/14/30	1,637	1,388,571
5.15%, 03/20/27	280	282,666
5.40%, 03/20/34	325	329,114
Solventum Corp.
5.40%, 03/01/29(b)	1,315	1,333,636
5.45%, 02/25/27(b)	1,150	1,164,355

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
5.45%, 03/13/31(b)	$1,710	$1,735,233
5.60%, 03/23/34(b)	2,255	2,289,505
5.90%, 04/30/54(a)(b)	1,785	1,826,798
6.00%, 05/15/64(b)	1,300	1,324,426
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,362	1,190,657
3.75%, 03/15/51	1,224	914,621
Stryker Corp.
1.95%, 06/15/30	1,678	1,455,897
2.90%, 06/15/50(a)	775	534,163
3.50%, 03/15/26	1,454	1,433,732
3.65%, 03/07/28	949	924,563
4.10%, 04/01/43	1,031	884,509
4.25%, 09/11/29	910	898,069
4.38%, 05/15/44	593	522,493
4.63%, 09/11/34	970	949,149
4.63%, 03/15/46	1,448	1,315,384
4.85%, 12/08/28	1,325	1,338,206
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	1,157	1,048,166
2.00%, 10/15/31	2,094	1,771,038
2.60%, 10/01/29	1,648	1,514,695
2.80%, 10/15/41	2,160	1,588,121
4.10%, 08/15/47	1,083	925,308
4.80%, 11/21/27(a)	1,395	1,410,387
4.95%, 08/10/26	620	624,902
4.95%, 11/21/32	1,015	1,027,600
4.98%, 08/10/30	1,120	1,140,145
5.00%, 12/05/26	1,405	1,418,366
5.00%, 01/31/29(a)	1,610	1,640,253
5.09%, 08/10/33	1,095	1,114,555
5.20%, 01/31/34(a)	730	750,068
5.30%, 02/01/44	629	629,155
5.40%, 08/10/43(a)	1,005	1,028,812
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	1,120	970,329
3.05%, 01/15/26	943	927,272
3.55%, 03/20/30(a)	775	723,000
4.25%, 08/15/35	492	449,789
4.45%, 08/15/45(a)	775	678,761
5.20%, 09/15/34(a)	1,035	1,037,350
5.35%, 12/01/28	965	988,560
5.75%, 11/30/39	562	581,501
		124,699,446
Health Care - Services — 3.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	60	39,110
Adventist Health System/West
2.95%, 03/01/29(a)	682	626,919
3.63%, 03/01/49(a)	625	453,921
5.43%, 03/01/32(a)	555	561,060
5.76%, 12/01/34	135	138,409
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	175,415
3.83%, 08/15/28	170	165,949
4.27%, 08/15/48	377	332,087
Series 2020, 2.21%, 06/15/30(a)	65	57,046
Series 2020, 3.01%, 06/15/50	625	432,401
Aetna Inc.
3.88%, 08/15/47	1,650	1,246,569
4.13%, 11/15/42	526	423,745
Security	Par (000)	Value
Health Care - Services (continued)
4.50%, 05/15/42	$747	$640,473
4.75%, 03/15/44	590	515,004
6.63%, 06/15/36(a)	1,260	1,373,039
6.75%, 12/15/37	910	992,117
AHS Hospital Corp.
5.02%, 07/01/45	790	775,089
Series 2021, 2.78%, 07/01/51	835	554,715
Allina Health System
2.90%, 11/15/51(a)	185	123,196
4.81%, 11/15/45(a)	540	496,884
Series 2019, 3.89%, 04/15/49	693	565,018
Ascension Health
3.95%, 11/15/46	1,170	988,144
4.85%, 11/15/53	682	648,467
Series B, 2.53%, 11/15/29(a)	1,302	1,190,216
Series B, 3.11%, 11/15/39	1,270	1,008,227
Banner Health
1.90%, 01/01/31(a)	600	505,686
2.34%, 01/01/30(a)	695	622,252
2.91%, 01/01/42(a)	505	370,807
2.91%, 01/01/51	545	368,402
Series 2020, 3.18%, 01/01/50(a)	649	463,997
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	605	527,149
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	105	64,544
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	494	369,129
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	450	365,027
Baylor Scott & White Holdings
3.97%, 11/15/46	470	397,592
4.19%, 11/15/45	1,107	964,956
Series 2021, 1.78%, 11/15/30	414	352,627
Series 2021, 2.84%, 11/15/50(a)	955	643,607
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	525	345,105
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	970	924,173
Series 2018, 4.30%, 07/01/28(a)	285	281,521
Series 20-2, 2.10%, 06/01/31(a)	660	560,355
Series 20-2, 3.21%, 06/01/50(a)	855	608,590
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	620	443,846
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	530	456,420
Centene Corp.
2.45%, 07/15/28	3,185	2,879,738
2.50%, 03/01/31	3,200	2,686,564
2.63%, 08/01/31	1,975	1,650,612
3.00%, 10/15/30	3,195	2,786,094
3.38%, 02/15/30	2,875	2,589,438
4.25%, 12/15/27	2,880	2,784,982
4.63%, 12/15/29	4,860	4,659,666
Children's Health System of Texas, 2.51%, 08/15/50	1,105	686,256
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47(a)	215	184,992
Series 2020, 2.59%, 02/01/50	170	109,678

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	$679	$612,039
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50(a)	670	440,359
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	515	346,467
CHRISTUS Health, Series C, 4.34%, 07/01/28	935	923,368
Cigna Group (The)
1.25%, 03/15/26(a)	658	629,738
2.38%, 03/15/31	2,130	1,837,789
2.40%, 03/15/30	1,890	1,679,125
3.05%, 10/15/27(a)	1,048	1,007,110
3.20%, 03/15/40	1,349	1,035,539
3.40%, 03/01/27	2,175	2,117,620
3.40%, 03/15/50	2,045	1,447,675
3.40%, 03/15/51	2,510	1,769,078
3.88%, 10/15/47	1,834	1,427,227
4.38%, 10/15/28	5,260	5,210,915
4.50%, 02/25/26	1,022	1,020,019
4.80%, 08/15/38	3,458	3,273,595
4.80%, 07/15/46	2,009	1,818,108
4.90%, 12/15/48	3,993	3,633,542
5.00%, 05/15/29	1,455	1,470,846
5.13%, 05/15/31(a)	1,140	1,151,654
5.25%, 02/15/34(a)	1,735	1,751,766
5.38%, 02/15/42(a)	70	67,101
5.40%, 03/15/33	1,385	1,417,116
5.60%, 02/15/54	1,655	1,659,763
5.69%, 03/15/26	425	425,008
6.13%, 11/15/41	504	540,689
City of Hope
Series 2013, 5.62%, 11/15/43	480	470,916
Series 2018, 4.38%, 08/15/48(a)	760	644,808
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	425	382,617
CommonSpirit Health
2.78%, 10/01/30	53	47,541
3.35%, 10/01/29	788	740,358
3.82%, 10/01/49	492	385,983
3.91%, 10/01/50	630	494,156
4.19%, 10/01/49	1,058	878,865
4.35%, 11/01/42	650	566,738
5.32%, 12/01/34	1,000	1,016,909
5.55%, 12/01/54	960	973,055
6.46%, 11/01/52(a)	300	338,855
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	537	362,657
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	689	525,636
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49(a)	1,064	785,805
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	672	539,711
Dignity Health
4.50%, 11/01/42(a)	100	87,849
5.27%, 11/01/64	340	325,303
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	1,157	961,656
Elevance Health Inc.
1.50%, 03/15/26	1,111	1,067,654
2.25%, 05/15/30	2,111	1,855,258
Security	Par (000)	Value
Health Care - Services (continued)
2.55%, 03/15/31	$1,921	$1,679,914
2.88%, 09/15/29	1,627	1,495,703
3.13%, 05/15/50	1,559	1,059,625
3.60%, 03/15/51(a)	1,830	1,354,141
3.65%, 12/01/27	2,490	2,425,846
3.70%, 09/15/49	1,248	939,097
4.10%, 03/01/28	2,175	2,137,744
4.10%, 05/15/32	1,042	985,735
4.38%, 12/01/47	2,055	1,745,446
4.50%, 10/30/26	730	728,593
4.55%, 03/01/48	1,430	1,244,116
4.55%, 05/15/52(a)	1,052	902,881
4.63%, 05/15/42	1,267	1,144,264
4.65%, 01/15/43(a)	1,510	1,368,905
4.65%, 08/15/44	1,235	1,108,150
4.75%, 02/15/30(a)	830	830,325
4.75%, 02/15/33	1,510	1,477,268
4.85%, 08/15/54	370	323,297
4.90%, 02/08/26	570	569,972
4.95%, 11/01/31	1,685	1,686,839
5.10%, 01/15/44	906	862,899
5.13%, 02/15/53(a)	1,515	1,425,940
5.15%, 06/15/29	825	837,802
5.20%, 02/15/35	1,310	1,316,915
5.38%, 06/15/34	1,210	1,233,271
5.50%, 10/15/32(a)	1,075	1,110,916
5.65%, 06/15/54	1,120	1,135,543
5.70%, 02/15/55	1,235	1,267,148
5.85%, 01/15/36	380	399,634
5.85%, 11/01/64	1,575	1,621,508
5.95%, 12/15/34(a)	655	699,792
6.10%, 10/15/52(a)	1,155	1,232,579
6.38%, 06/15/37(a)	675	737,068
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	187	150,723
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	258,613
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	1,332	1,249,634
2.38%, 02/16/31(b)	981	818,486
3.00%, 12/01/31(a)(b)	680	583,801
3.75%, 06/15/29(b)	859	809,363
Hackensack Meridian Health Inc.
4.21%, 07/01/48(a)	850	741,296
4.50%, 07/01/57	457	406,467
Series 2020, 2.68%, 09/01/41	735	529,257
Series 2020, 2.88%, 09/01/50	785	530,607
Hartford HealthCare Corp., 3.45%, 07/01/54	205	152,566
HCA Inc.
2.38%, 07/15/31	1,480	1,249,277
3.13%, 03/15/27	1,506	1,450,524
3.38%, 03/15/29	740	695,206
3.50%, 09/01/30	3,475	3,205,389
3.50%, 07/15/51(a)	2,355	1,620,980
3.63%, 03/15/32	2,754	2,482,806
4.13%, 06/15/29	2,821	2,723,237
4.38%, 03/15/42	880	746,834
4.50%, 02/15/27	1,786	1,772,203
4.63%, 03/15/52	2,930	2,431,548
5.13%, 06/15/39	1,756	1,666,890
5.20%, 06/01/28	1,003	1,014,785

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 06/15/26	$2,095	$2,100,494
5.25%, 06/15/49	2,858	2,622,018
5.38%, 09/01/26	1,512	1,519,531
5.45%, 04/01/31	1,470	1,490,760
5.45%, 09/15/34	1,300	1,298,675
5.50%, 06/01/33(a)	1,800	1,817,690
5.50%, 06/15/47(a)	2,071	1,983,408
5.60%, 04/01/34	1,575	1,592,731
5.63%, 09/01/28	2,393	2,443,798
5.88%, 02/15/26	2,157	2,173,768
5.88%, 02/01/29	1,790	1,841,498
5.90%, 06/01/53	1,470	1,468,033
5.95%, 09/15/54	1,365	1,376,303
6.00%, 04/01/54	2,080	2,108,253
6.10%, 04/01/64	1,117	1,127,979
7.50%, 11/06/33	535	599,866
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,814	1,584,884
3.20%, 06/01/50(a)(b)	716	481,273
5.20%, 06/15/29(b)	1,725	1,758,326
5.45%, 06/15/34(b)	1,005	1,021,309
5.88%, 06/15/54(a)(b)	1,200	1,222,336
Highmark Inc.
1.45%, 05/10/26(b)	958	907,619
2.55%, 05/10/31(b)	937	771,757
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	465	369,771
Humana Inc.
1.35%, 02/03/27	570	530,021
2.15%, 02/03/32	1,882	1,538,727
3.13%, 08/15/29	275	254,957
3.70%, 03/23/29	1,252	1,193,331
3.95%, 03/15/27(a)	1,232	1,211,152
3.95%, 08/15/49	733	563,577
4.63%, 12/01/42	846	735,929
4.80%, 03/15/47	884	767,267
4.88%, 04/01/30	1,140	1,136,331
4.95%, 10/01/44	1,124	1,007,967
5.38%, 04/15/31	740	747,720
5.50%, 03/15/53	1,035	990,774
5.75%, 03/01/28	955	978,443
5.75%, 12/01/28	510	525,117
5.75%, 04/15/54(a)	1,165	1,158,138
5.88%, 03/01/33	960	991,430
5.95%, 03/15/34	810	840,721
8.15%, 06/15/38(a)	390	464,824
ICON Investments Six DAC
5.81%, 05/08/27	740	754,235
5.85%, 05/08/29	722	741,623
6.00%, 05/08/34	925	950,924
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	931	777,576
Series 2021, 2.85%, 11/01/51(a)	335	222,053
Inova Health System Foundation, 4.07%, 05/15/52(a)	595	505,416
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	685	523,976
Iowa Health System, Series 2020, 3.67%, 02/15/50(a)	530	415,298
Security	Par (000)	Value
Health Care - Services (continued)
IQVIA Inc.
5.70%, 05/15/28	$1,145	$1,171,106
6.25%, 02/01/29	510	532,002
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	895	745,976
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,240	1,205,276
4.15%, 05/01/47	2,272	1,962,138
4.88%, 04/01/42	937	910,715
Series 2019, 3.27%, 11/01/49(a)	1,462	1,077,439
Series 2021, 2.81%, 06/01/41	885	656,693
Series 2021, 3.00%, 06/01/51	2,260	1,572,638
Laboratory Corp. of America Holdings
1.55%, 06/01/26	930	888,193
2.70%, 06/01/31(a)	930	814,222
2.95%, 12/01/29	1,125	1,031,233
3.60%, 09/01/27	785	765,985
4.35%, 04/01/30	1,150	1,121,605
4.55%, 04/01/32(a)	830	805,324
4.70%, 02/01/45(a)	1,567	1,411,973
4.80%, 10/01/34(a)	830	806,472
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	15	12,186
Series 2020, 3.19%, 07/01/49	545	397,579
Series 2020, 3.34%, 07/01/60	920	647,137
Mayo Clinic
3.77%, 11/15/43	370	315,901
Series 2013, 4.00%, 11/15/47(a)	185	157,233
Series 2016, 4.13%, 11/15/52(a)	290	251,728
Series 2021, 3.20%, 11/15/61(a)	743	509,740
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	648	571,592
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	300	226,649
Memorial Health Services, 3.45%, 11/01/49	810	614,721
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	332,094
5.00%, 07/01/42	285	279,036
Series 2015, 4.20%, 07/01/55	312	266,317
Series 2020, 2.96%, 01/01/50	200	140,730
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	1,289	852,898
Montefiore Obligated Group
4.29%, 09/01/50	329	251,855
Series 18-C, 5.25%, 11/01/48(a)	486	432,014
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	345	269,233
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(a)	505	373,294
Series 2019, 3.74%, 07/01/49	935	631,625
Series 2020, 3.39%, 07/01/50	650	405,963
MultiCare Health System, 2.80%, 08/15/50	620	385,030
MyMichigan Health, Series 2020, 3.41%, 06/01/50	715	534,568
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(a)	614	564,282
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	170	118,318
2.61%, 08/01/60(a)	238	140,574
3.56%, 08/01/36	110	95,305
4.02%, 08/01/45	610	524,099

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.06%, 08/01/56	$149	$124,773
4.76%, 08/01/2116(a)	255	222,541
Series 2019, 3.95%	410	301,827
Northwell Healthcare Inc.
3.81%, 11/01/49(a)	452	347,974
3.98%, 11/01/46	650	523,128
4.26%, 11/01/47	1,366	1,150,612
6.15%, 11/01/43	595	639,331
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	245	161,149
Novant Health Inc.
2.64%, 11/01/36(a)	790	624,908
3.17%, 11/01/51(a)	1,164	815,273
3.32%, 11/01/61(a)	653	444,740
4.37%, 11/01/43	500	440,183
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	730	473,270
Ochsner Clinic Foundation, 5.90%, 05/15/45	495	488,041
OhioHealth Corp.
2.30%, 11/15/31	665	565,864
2.83%, 11/15/41(a)	875	645,991
Series 2020, 3.04%, 11/15/50(a)	158	113,372
Orlando Health Obligated Group
3.33%, 10/01/50(a)	385	290,570
4.09%, 10/01/48	507	426,582
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	645	570,625
Series 2020, 3.22%, 11/15/50	780	532,875
Piedmont Healthcare Inc.
2.04%, 01/01/32	515	430,228
2.86%, 01/01/52	790	524,186
Series 2042, 2.72%, 01/01/42(a)	630	451,219
Premier Health Partners, Series G, 2.91%, 11/15/26	707	673,216
Presbyterian Healthcare Services, 4.88%, 08/01/52	605	582,307
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	375	381,380
Series 19A, 2.53%, 10/01/29	1,290	1,164,619
Series 21A, 2.70%, 10/01/51(a)	1,073	660,063
Series A, 3.93%, 10/01/48(a)	802	637,857
Series H, 2.75%, 10/01/26	706	681,184
Series I, 3.74%, 10/01/47(a)	633	492,208
Queen's Health Systems (The), 4.81%, 07/01/52	240	229,977
Quest Diagnostics Inc.
2.80%, 06/30/31	847	749,148
2.95%, 06/30/30(a)	1,248	1,135,031
3.45%, 06/01/26	950	931,789
4.20%, 06/30/29(a)	1,040	1,019,228
4.60%, 12/15/27(a)	355	355,609
4.63%, 12/15/29	890	883,174
4.70%, 03/30/45(a)	546	494,392
5.00%, 12/15/34	1,030	1,020,034
6.40%, 11/30/33	620	677,886
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	140	100,026
Roche Holdings Inc.
0.99%, 03/05/26(a)(b)	955	915,085
1.93%, 12/13/28(b)	2,880	2,612,574
Security	Par (000)	Value
Health Care - Services (continued)
2.08%, 12/13/31(a)(b)	$3,187	$2,698,463
2.31%, 03/10/27(b)	1,484	1,421,025
2.38%, 01/28/27(a)(b)	1,585	1,519,722
2.61%, 12/13/51(a)(b)	3,125	1,984,724
2.63%, 05/15/26(b)	1,370	1,335,697
3.63%, 09/17/28(a)(b)	1,070	1,038,574
4.00%, 11/28/44(a)(b)	1,305	1,124,020
4.20%, 09/09/29(b)	905	894,809
4.59%, 09/09/34(a)(b)	965	949,085
4.79%, 03/08/29(a)(b)	985	996,748
4.91%, 03/08/31(b)	1,145	1,162,819
4.99%, 03/08/34(b)	1,230	1,242,629
5.22%, 03/08/54(a)(b)	1,940	1,962,197
5.27%, 11/13/26(a)(b)	2,130	2,163,002
5.34%, 11/13/28(b)	2,080	2,143,563
5.49%, 11/13/30(b)	2,160	2,251,051
5.59%, 11/13/33(b)	2,350	2,490,425
7.00%, 03/01/39(b)	1,285	1,537,396
Rush Obligated Group, Series 2020, 3.92%, 11/15/29(a)	575	556,240
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	917	605,645
Sentara Health, 2.93%, 11/01/51	155	105,158
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	60	38,135
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	563	536,668
SSM Health Care Corp.
4.89%, 06/01/28(a)	625	627,936
Series A, 3.82%, 06/01/27	1,298	1,275,012
Stanford Health Care
3.03%, 08/15/51	605	421,789
Series 2018, 3.80%, 11/15/48	986	813,766
Series 2020, 3.31%, 08/15/30	390	364,640
Summa Health, 3.51%, 11/15/51	320	241,616
Sutter Health
5.16%, 08/15/33	25	25,432
5.55%, 08/15/53(a)	10	10,552
Series 2018, 3.70%, 08/15/28(a)	302	291,779
Series 2018, 4.09%, 08/15/48	420	357,697
Series 20A, 2.29%, 08/15/30	335	294,224
Series 20A, 3.16%, 08/15/40	333	260,170
Series 20A, 3.36%, 08/15/50	360	268,646
Texas Health Resources
2.33%, 11/15/50	555	334,911
4.33%, 11/15/55(a)	410	359,791
Toledo Hospital (The), 5.75%, 11/15/38	394	396,891
Trinity Health Corp.
4.13%, 12/01/45	810	695,916
Series 2019, 3.43%, 12/01/48(a)	490	382,561
Series 2021, 2.63%, 12/01/40(a)	595	430,458
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52(a)	320	307,378
UnitedHealth Group Inc.
3.70%, 05/15/27	1,120	1,101,965
1.15%, 05/15/26(a)	1,273	1,213,523
1.25%, 01/15/26	1,096	1,057,740
2.00%, 05/15/30	2,072	1,811,822
2.30%, 05/15/31	2,090	1,813,492
2.75%, 05/15/40	1,495	1,107,440
2.88%, 08/15/29	1,475	1,372,960

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
2.90%, 05/15/50	$1,810	$1,200,327
2.95%, 10/15/27	1,291	1,241,875
3.05%, 05/15/41	2,120	1,608,185
3.10%, 03/15/26	1,360	1,339,074
3.13%, 05/15/60	1,320	849,951
3.25%, 05/15/51	3,000	2,118,167
3.38%, 04/15/27	975	953,117
3.45%, 01/15/27	1,243	1,219,901
3.50%, 08/15/39	1,961	1,627,770
3.70%, 12/15/25	12	11,904
3.70%, 08/15/49	1,891	1,465,920
3.75%, 10/15/47	1,489	1,177,935
3.85%, 06/15/28	1,860	1,825,438
3.88%, 12/15/28	1,356	1,326,747
3.88%, 08/15/59	1,657	1,263,227
3.95%, 10/15/42	733	620,689
4.00%, 05/15/29	1,507	1,475,935
4.20%, 05/15/32	2,325	2,251,606
4.20%, 01/15/47	1,150	974,046
4.25%, 01/15/29	1,980	1,962,294
4.25%, 03/15/43	1,183	1,050,486
4.25%, 04/15/47	1,088	930,668
4.25%, 06/15/48	1,932	1,644,842
4.38%, 03/15/42	846	759,434
4.45%, 12/15/48	1,668	1,464,353
4.50%, 04/15/33	2,335	2,278,415
4.60%, 04/15/27(a)	765	768,410
4.63%, 07/15/35	1,260	1,232,476
4.63%, 11/15/41	981	907,963
4.70%, 04/15/29(a)	925	932,022
4.75%, 07/15/26	850	854,967
4.75%, 07/15/45	3,170	2,962,748
4.75%, 05/15/52	2,855	2,617,129
4.80%, 01/15/30	2,360	2,383,851
4.90%, 04/15/31	1,780	1,803,342
4.95%, 01/15/32	2,420	2,443,649
4.95%, 05/15/62	1,490	1,379,817
5.00%, 04/15/34	1,990	1,999,090
5.05%, 04/15/53	2,705	2,587,667
5.15%, 07/15/34	2,935	2,987,006
5.20%, 04/15/63	2,335	2,246,305
5.25%, 02/15/28	1,795	1,837,086
5.30%, 02/15/30	2,342	2,415,591
5.35%, 02/15/33(a)	2,820	2,917,959
5.38%, 04/15/54(a)	2,280	2,279,808
5.50%, 07/15/44	3,185	3,260,822
5.50%, 04/15/64	1,455	1,459,562
5.63%, 07/15/54	3,785	3,926,768
5.70%, 10/15/40	510	534,868
5.75%, 07/15/64	2,785	2,909,424
5.80%, 03/15/36	1,554	1,658,826
5.88%, 02/15/53	2,785	2,972,918
5.95%, 02/15/41(a)	520	555,415
6.05%, 02/15/63	2,025	2,204,815
6.50%, 06/15/37	808	911,264
6.63%, 11/15/37	1,089	1,243,819
6.88%, 02/15/38	1,193	1,400,769
Universal Health Services Inc.
1.65%, 09/01/26	1,271	1,201,405
2.65%, 10/15/30	1,415	1,228,741
2.65%, 01/15/32	877	733,930
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 10/15/29	$805	$784,494
5.05%, 10/15/34	470	450,462
UPMC
5.04%, 05/15/33	220	221,258
5.38%, 05/15/43	175	177,371
WakeMed, Series A, 3.29%, 10/01/52	145	104,890
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	201	136,048
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48(a)	772	688,674
Series 2021, 3.07%, 03/01/51	428	288,207
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	190	117,815
		425,187,985
Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	540	562,511
Antares Holdings LP
2.75%, 01/15/27(b)	605	565,753
3.75%, 07/15/27(b)	510	481,944
3.95%, 07/15/26(b)	570	552,206
6.35%, 10/23/29(b)	500	499,122
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)(b)	1,065	1,104,533
6.90%, 04/13/29(b)	530	551,485
Ares Capital Corp.
2.15%, 07/15/26	1,760	1,676,140
2.88%, 06/15/27	700	663,197
2.88%, 06/15/28	2,213	2,038,471
3.20%, 11/15/31(a)	980	850,703
3.88%, 01/15/26	2,271	2,240,297
5.88%, 03/01/29	1,250	1,269,098
5.95%, 07/15/29	720	732,622
7.00%, 01/15/27	585	605,899
Ares Strategic Income Fund
5.60%, 02/15/30(b)	1,000	990,206
5.70%, 03/15/28(b)	240	240,842
6.35%, 08/15/29(b)	135	137,691
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	694	659,561
2.95%, 03/10/26	594	575,845
Barings BDC Inc.
3.30%, 11/23/26	515	492,251
7.00%, 02/15/29	130	133,792
Blackstone Private Credit Fund
2.63%, 12/15/26	1,570	1,487,128
3.25%, 03/15/27	1,551	1,482,187
4.00%, 01/15/29(a)	832	790,701
5.60%, 11/22/29(b)	700	696,485
5.95%, 07/16/29(a)	385	390,888
6.00%, 11/22/34(a)(b)	700	697,727
6.25%, 01/25/31	325	332,690
7.30%, 11/27/28	435	460,600
Blackstone Secured Lending Fund
2.13%, 02/15/27	1,033	963,900
2.75%, 09/16/26	1,230	1,176,762
2.85%, 09/30/28	790	721,468
3.63%, 01/15/26	1,140	1,118,988
5.88%, 11/15/27	620	634,159
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	1,007	948,446
2.88%, 06/11/28(a)	1,155	1,054,815

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.40%, 07/15/26	$1,503	$1,453,837
4.25%, 01/15/26	757	748,681
5.95%, 03/15/29	280	282,371
Blue Owl Capital Corp. II, 8.45%, 11/15/26	55	57,523
Blue Owl Capital Corp. III, 3.13%, 04/13/27	635	599,190
Blue Owl Credit Income Corp.
3.13%, 09/23/26(a)	705	674,901
4.70%, 02/08/27	835	818,613
5.80%, 03/15/30(b)	700	694,125
6.60%, 09/15/29(a)(b)	1,050	1,077,044
6.65%, 03/15/31	1,070	1,097,847
7.75%, 09/16/27	888	931,188
7.75%, 01/15/29	790	843,962
7.95%, 06/13/28	520	554,289
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	472	440,251
3.75%, 06/17/26(b)	556	534,882
4.75%, 12/15/25(b)	905	893,846
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	155	156,396
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	1,643	1,581,399
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)	665	648,409
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,508	1,382,705
3.38%, 09/06/49(b)	1,230	929,216
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	439	421,200
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(a)(b)	864	827,614
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	130	132,249
FS KKR Capital Corp.
2.63%, 01/15/27	765	722,705
3.13%, 10/12/28	990	902,074
3.25%, 07/15/27(a)	662	627,478
3.40%, 01/15/26	1,304	1,275,778
6.13%, 01/15/30	550	552,729
6.88%, 08/15/29	810	843,052
7.88%, 01/15/29	100	107,158
Goldman Sachs BDC Inc.
2.88%, 01/15/26	486	474,166
6.38%, 03/11/27	195	200,535
Golub Capital BDC Inc.
2.05%, 02/15/27	760	706,849
2.50%, 08/24/26	761	724,204
6.00%, 07/15/29	260	261,941
7.05%, 12/05/28	220	230,341
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	445	438,570
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)(b)	790	795,193
HPS Corporate Lending Fund
6.25%, 09/30/29(a)(b)	30	30,429
6.75%, 01/30/29(a)(b)	220	227,177
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)(b)	655	767,493
JAB Holdings BV
2.20%, 11/23/30(b)	392	329,181
3.75%, 05/28/51(b)	870	595,571
4.50%, 04/08/52(b)	630	494,008
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Main Street Capital Corp.
3.00%, 07/14/26	$995	$955,574
6.50%, 06/04/27	430	437,378
6.95%, 03/01/29(a)	380	394,256
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	515	511,750
6.15%, 05/17/29(a)(b)	380	383,795
New Mountain Finance Corp.
6.20%, 10/15/27	80	79,698
6.88%, 02/01/29	70	70,616
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)(b)	20	19,632
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	585	549,044
7.10%, 02/15/29	480	497,612
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	50	50,928
Prospect Capital Corp.
3.36%, 11/15/26(a)	715	677,902
3.44%, 10/15/28(a)	484	423,504
3.71%, 01/22/26(a)	578	563,631
Sixth Street Lending Partners
5.75%, 01/15/30(b)	140	138,376
6.50%, 03/11/29(a)(b)	625	636,116
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	315	301,091
6.13%, 03/01/29	190	193,312
6.95%, 08/14/28(a)	233	244,358
		66,798,056
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	1,102	1,035,188
1.40%, 10/15/27	1,052	963,786
5.00%, 10/15/34(a)	135	133,162
Lennar Corp.
4.75%, 11/29/27(a)	1,107	1,110,855
5.00%, 06/15/27	889	895,494
5.25%, 06/01/26	605	608,414
MDC Holdings Inc.
2.50%, 01/15/31	1,045	918,102
3.85%, 01/15/30	535	509,286
3.97%, 08/06/61(a)	352	284,271
6.00%, 01/15/43(a)	1,050	1,093,500
Meritage Homes Corp.
3.88%, 04/15/29(b)	190	179,334
5.13%, 06/06/27(a)	155	155,636
NVR Inc., 3.00%, 05/15/30	1,228	1,116,812
PulteGroup Inc.
5.00%, 01/15/27	937	941,246
5.50%, 03/01/26	549	552,885
6.00%, 02/15/35(a)	634	673,229
6.38%, 05/15/33	665	718,548
7.88%, 06/15/32	533	623,653
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	685	651,857
4.35%, 02/15/28	905	889,697
4.88%, 03/15/27	1,000	1,001,803
		15,056,758

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	$1,105	$1,052,234
3.50%, 11/15/51(a)	875	583,923
4.40%, 03/15/29(a)	1,018	966,520
LG Electronics Inc.
5.63%, 04/24/27(b)	150	152,226
5.63%, 04/24/29(b)	80	82,095
Panasonic Holdings Corp.
3.11%, 07/19/29(b)	625	583,311
5.30%, 07/16/34(a)(b)	760	775,947
Whirlpool Corp.
2.40%, 05/15/31(a)	630	527,323
4.50%, 06/01/46(a)	755	609,645
4.60%, 05/15/50(a)	888	708,541
4.70%, 05/14/32(a)	480	457,487
4.75%, 02/26/29(a)	1,254	1,240,448
5.15%, 03/01/43(a)	466	419,622
5.50%, 03/01/33(a)	540	538,204
5.75%, 03/01/34(a)	490	487,597
		9,185,123
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32	665	554,691
2.65%, 04/30/30(a)	732	657,994
4.88%, 12/06/28	1,059	1,065,428
5.75%, 03/15/33(a)	600	628,825
Church & Dwight Co. Inc.
2.30%, 12/15/31	390	332,621
3.15%, 08/01/27(a)	902	874,710
3.95%, 08/01/47	545	439,516
5.00%, 06/15/52(a)	950	906,653
5.60%, 11/15/32	870	910,649
Clorox Co. (The)
1.80%, 05/15/30	1,015	874,167
3.10%, 10/01/27	1,133	1,088,271
3.90%, 05/15/28	690	676,359
4.40%, 05/01/29(a)	795	790,385
4.60%, 05/01/32(a)	980	973,764
Kimberly-Clark Corp.
1.05%, 09/15/27(a)	1,068	975,827
2.00%, 11/02/31(a)	945	810,796
2.88%, 02/07/50(a)	659	452,255
3.10%, 03/26/30	1,364	1,273,856
3.20%, 04/25/29	998	953,545
3.20%, 07/30/46	555	407,327
3.70%, 06/01/43(a)	435	351,397
3.90%, 05/04/47	699	572,731
3.95%, 11/01/28	1,059	1,042,840
4.50%, 02/16/33	580	578,638
5.30%, 03/01/41	540	552,297
6.63%, 08/01/37(a)	1,156	1,343,730
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	740	638,327
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,937	3,779,765
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	620	504,273
4.35%, 09/30/44(a)(b)	570	465,475
4.75%, 10/15/46(b)	1,280	1,145,554
Security	Par (000)	Value
Household Products & Wares (continued)
4.80%, 09/01/40(a)(b)	$875	$802,168
		27,424,834
Insurance — 4.7%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	35	34,672
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	5	6,059
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	725	733,720
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(d)	892	880,546
Aflac Inc.
1.13%, 03/15/26	695	665,667
2.88%, 10/15/26	872	845,998
3.60%, 04/01/30	1,673	1,593,830
4.00%, 10/15/46	640	526,318
4.75%, 01/15/49	712	651,937
6.45%, 08/15/40(a)	460	508,541
AIA Group Ltd.
3.20%, 09/16/40(b)	2,557	1,980,109
3.38%, 04/07/30(a)(b)	1,920	1,802,969
3.60%, 04/09/29(b)	1,740	1,674,321
3.90%, 04/06/28(b)	940	918,561
4.50%, 03/16/46(b)	1,090	1,010,298
4.88%, 03/11/44(b)	340	328,163
4.95%, 04/04/33(a)(b)	815	821,461
4.95%, 03/30/35(b)	415	410,227
5.38%, 04/05/34(a)(b)	1,565	1,600,458
5.40%, 09/30/54(a)(b)	400	394,132
5.63%, 10/25/27(a)(b)	1,885	1,934,502
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,166	1,288,737
Alleghany Corp.
3.25%, 08/15/51	820	580,932
3.63%, 05/15/30	935	889,954
4.90%, 09/15/44	432	412,035
Allianz SE
5.60%, 09/03/54, (5-year CMT + 2.771%)(b)(d)	1,600	1,584,399
6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(d)	60	62,880
Allstate Corp. (The)
0.75%, 12/15/25	930	893,883
1.45%, 12/15/30	1,226	1,007,722
3.28%, 12/15/26	887	865,153
3.85%, 08/10/49	972	771,524
4.20%, 12/15/46	1,107	932,512
4.50%, 06/15/43	619	549,662
5.05%, 06/24/29(a)	525	532,433
5.25%, 03/30/33(a)	595	605,627
5.35%, 06/01/33(a)	1,180	1,211,750
5.55%, 05/09/35(a)	1,031	1,075,041
5.95%, 04/01/36(a)	480	517,982
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(d)	715	741,284
American Financial Group Inc./OH
4.50%, 06/15/47	785	684,995
5.25%, 04/02/30	552	565,304
American International Group Inc.
3.40%, 06/30/30	490	456,114
3.88%, 01/15/35	660	598,593
4.20%, 04/01/28	1,040	1,024,340

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.38%, 06/30/50	$1,548	$1,345,291
4.50%, 07/16/44	1,210	1,081,357
4.75%, 04/01/48(a)	1,511	1,392,124
4.80%, 07/10/45	1,276	1,181,330
5.13%, 03/27/33	1,140	1,150,984
6.25%, 05/01/36	990	1,071,303
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)(d)	910	904,681
American National Group Inc.
5.00%, 06/15/27	1,047	1,043,687
6.14%, 06/13/32(b)	165	163,710
Americo Life Inc., 3.45%, 04/15/31(a)(b)	673	574,972
AmFam Holdings Inc.
2.81%, 03/11/31(b)	1,005	786,122
3.83%, 03/11/51(b)	801	498,673
Aon Corp.
2.80%, 05/15/30	1,743	1,578,934
3.75%, 05/02/29	1,123	1,081,046
4.50%, 12/15/28	787	781,938
6.25%, 09/30/40	335	361,607
8.21%, 01/01/27	384	405,601
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	665	560,202
2.60%, 12/02/31	620	538,610
2.85%, 05/28/27	1,590	1,524,014
2.90%, 08/23/51	1,286	839,155
3.90%, 02/28/52	1,572	1,226,096
5.00%, 09/12/32	980	989,501
5.35%, 02/28/33	1,100	1,125,592
Aon Global Ltd.
3.88%, 12/15/25	1,021	1,011,993
4.25%, 12/12/42	340	284,776
4.45%, 05/24/43(a)	276	237,718
4.60%, 06/14/44(a)	785	700,273
4.75%, 05/15/45	830	754,307
Aon North America Inc.
5.13%, 03/01/27	1,140	1,152,197
5.15%, 03/01/29	1,410	1,432,508
5.30%, 03/01/31	1,115	1,145,866
5.45%, 03/01/34	2,545	2,614,582
5.75%, 03/01/54	2,735	2,833,191
Arch Capital Finance LLC
4.01%, 12/15/26(a)	1,232	1,214,499
5.03%, 12/15/46	799	749,941
Arch Capital Group Ltd.
3.64%, 06/30/50	1,337	1,008,105
7.35%, 05/01/34(a)	503	582,603
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	942	898,935
Arthur J Gallagher & Co.
2.40%, 11/09/31	743	632,940
3.05%, 03/09/52	1,076	702,575
3.50%, 05/20/51	1,550	1,123,494
5.45%, 07/15/34(a)	930	954,108
5.50%, 03/02/33	565	582,552
5.75%, 03/02/53	774	793,152
5.75%, 07/15/54	415	426,959
6.50%, 02/15/34	465	508,848
6.75%, 02/15/54	645	749,646
Ascot Group Ltd., 4.25%, 12/15/30(b)	201	172,927
Assurant Inc.
2.65%, 01/15/32	615	524,959
Security	Par (000)	Value
Insurance (continued)
3.70%, 02/22/30(a)	$886	$831,959
4.90%, 03/27/28	1,045	1,044,806
6.75%, 02/15/34(a)	445	489,860
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.215%)(b)(d)	400	369,058
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	1,190	1,069,748
3.60%, 09/15/51(a)	817	593,163
6.13%, 09/15/28(a)	520	545,396
Athene Global Funding
1.45%, 01/08/26(a)(b)	732	704,567
1.61%, 06/29/26(b)	1,020	969,052
1.73%, 10/02/26(b)	1,090	1,029,838
1.99%, 08/19/28(b)	1,470	1,322,593
2.45%, 08/20/27(b)	135	126,600
2.50%, 03/24/28(b)	1,427	1,323,062
2.55%, 11/19/30(b)	1,125	976,960
2.65%, 10/04/31(b)	725	618,194
2.67%, 06/07/31(b)	921	792,457
2.72%, 01/07/29(b)	685	626,387
2.95%, 11/12/26(b)	400	385,247
4.72%, 10/08/29(b)	30	29,615
4.86%, 08/27/26(b)	550	548,884
5.32%, 11/13/31(b)	495	495,048
5.34%, 01/15/27(b)	420	423,792
5.35%, 07/09/27(b)	635	640,744
5.52%, 03/25/27(b)	1,215	1,232,062
5.53%, 07/11/31(b)	745	763,769
5.58%, 01/09/29(a)(b)	2,125	2,167,940
5.62%, 05/08/26(b)	355	358,368
Athene Holding Ltd.
3.45%, 05/15/52	1,212	817,969
3.50%, 01/15/31	885	812,460
3.95%, 05/25/51	680	518,852
4.13%, 01/12/28(a)	1,485	1,455,106
5.88%, 01/15/34(a)	925	958,522
6.15%, 04/03/30(a)	715	752,700
6.25%, 04/01/54	1,220	1,283,813
6.63%, 10/15/54, (5-year CMT + 2.607%)(d)	500	500,081
6.65%, 02/01/33(a)	685	744,588
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	405	381,161
AXA SA, 8.60%, 12/15/30	185	221,932
Axis Specialty Finance LLC
3.90%, 07/15/29	783	751,579
4.90%, 01/15/40, (5-year CMT + 3.186%)(d)	487	464,769
Axis Specialty Finance PLC
4.00%, 12/06/27	935	912,274
5.15%, 04/01/45(a)	435	400,203
Beacon Funding Trust, 6.27%, 08/15/54(b)	1,100	1,130,614
Belrose Funding Trust, 2.33%, 08/15/30(a)(b)	658	564,992
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,602	1,351,676
1.85%, 03/12/30	1,147	1,008,305
2.30%, 03/15/27	1,540	1,475,764
2.50%, 01/15/51	1,180	737,118
2.85%, 10/15/50	2,890	1,938,885
2.88%, 03/15/32(a)	1,562	1,401,130
3.85%, 03/15/52	3,835	3,084,022
4.20%, 08/15/48	3,118	2,732,501

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.25%, 01/15/49	$2,579	$2,281,699
4.30%, 05/15/43	945	855,035
4.40%, 05/15/42	1,326	1,247,025
5.75%, 01/15/40(a)	1,195	1,310,877
Berkshire Hathaway Inc.
3.13%, 03/15/26	2,417	2,377,728
4.50%, 02/11/43(a)	1,480	1,417,285
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	667	634,658
2.00%, 06/28/28(a)(b)	638	571,993
5.55%, 04/09/27(b)	175	176,922
5.65%, 06/10/29(b)	560	570,992
Brighthouse Financial Inc.
3.70%, 06/22/27(a)	785	764,889
3.85%, 12/22/51	580	397,499
4.70%, 06/22/47(a)	874	714,560
5.63%, 05/15/30(a)	1,014	1,049,209
Brown & Brown Inc.
2.38%, 03/15/31	1,548	1,327,359
4.20%, 03/17/32	830	780,301
4.50%, 03/15/29	900	887,986
4.95%, 03/17/52	985	887,360
5.65%, 06/11/34	665	684,566
Chubb Corp. (The)
6.00%, 05/11/37	765	831,981
Series 1, 6.50%, 05/15/38	975	1,109,504
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	1,440	1,211,572
2.85%, 12/15/51(a)	1,170	789,066
3.05%, 12/15/61	1,400	909,661
3.35%, 05/03/26	1,795	1,767,099
4.15%, 03/13/43	870	760,503
4.35%, 11/03/45	2,372	2,113,918
4.65%, 08/15/29	1,125	1,130,380
5.00%, 03/15/34	2,345	2,369,611
6.70%, 05/15/36	425	486,653
Cincinnati Financial Corp.
6.13%, 11/01/34	890	955,380
6.92%, 05/15/28	750	805,150
CNA Financial Corp.
2.05%, 08/15/30	935	807,328
3.45%, 08/15/27(a)	973	943,167
3.90%, 05/01/29	994	962,609
4.50%, 03/01/26	842	839,562
5.13%, 02/15/34	265	265,855
5.50%, 06/15/33	150	154,083
CNO Financial Group Inc.
5.25%, 05/30/29	949	951,790
6.45%, 06/15/34	820	863,160
CNO Global Funding
1.75%, 10/07/26(b)	1,295	1,221,660
2.65%, 01/06/29(b)	1,000	910,099
4.95%, 09/09/29(a)(b)	550	550,337
5.88%, 06/04/27(b)	330	337,345
Corebridge Financial Inc.
3.65%, 04/05/27	1,965	1,916,737
3.85%, 04/05/29	1,755	1,693,500
3.90%, 04/05/32	1,980	1,838,018
4.35%, 04/05/42	1,125	974,012
4.40%, 04/05/52	1,635	1,371,949
5.75%, 01/15/34(a)	1,095	1,135,666
Security	Par (000)	Value
Insurance (continued)
6.05%, 09/15/33	$730	$771,539
6.38%, 09/15/54, (5-year CMT + 2.646%)(a)(d)	540	541,873
6.88%, 12/15/52, (5-year CMT + 3.846%)(d)	925	946,815
Corebridge Global Funding
4.65%, 08/20/27(a)(b)	805	804,345
4.90%, 12/03/29(b)	400	400,820
5.20%, 01/12/29(b)	815	826,322
5.20%, 06/24/29(a)(b)	790	800,167
5.35%, 06/24/26(a)(b)	475	479,583
5.75%, 07/02/26(a)(b)	910	924,196
5.90%, 09/19/28(b)	390	404,366
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(b)(d)(e)	625	612,672
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	365	309,623
Empower Finance 2020 LP
1.36%, 09/17/27(b)	873	794,124
1.78%, 03/17/31(a)(b)	1,002	833,190
3.08%, 09/17/51(b)	1,110	738,361
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(d)	85	80,802
Enstar Group Ltd.
3.10%, 09/01/31(a)	975	837,530
4.95%, 06/01/29(a)	985	978,152
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	600	575,925
1.30%, 07/12/26(b)	1,053	997,680
1.40%, 08/27/27(a)(b)	187	171,505
1.70%, 11/12/26(a)(b)	798	753,602
1.75%, 11/15/30(a)(b)	697	580,755
1.80%, 03/08/28(b)	1,155	1,050,433
4.88%, 11/19/27(a)(b)	575	577,414
5.45%, 03/03/28(b)	765	775,356
5.50%, 12/02/25(b)	510	513,910
Equitable Holdings Inc.
4.35%, 04/20/28	2,396	2,363,821
4.57%, 02/15/29(b)	242	237,473
5.00%, 04/20/48	1,457	1,362,604
5.59%, 01/11/33	925	952,963
Essent Group Ltd., 6.25%, 07/01/29	400	411,917
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,730	1,141,492
3.50%, 10/15/50	1,645	1,181,289
4.87%, 06/01/44	415	376,041
F&G Annuities & Life Inc.
6.25%, 10/04/34	410	408,054
6.50%, 06/04/29	715	736,173
7.40%, 01/13/28	720	755,944
F&G Global Funding
1.75%, 06/30/26(b)	1,360	1,291,751
2.00%, 09/20/28(b)	940	829,521
2.30%, 04/11/27(a)(b)	765	717,467
5.88%, 06/10/27(b)	325	330,275
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	867,320
4.63%, 04/29/30	1,221	1,206,618
4.85%, 04/17/28	1,239	1,237,432
5.63%, 08/16/32	1,255	1,289,836
6.00%, 12/07/33	970	1,012,694
6.10%, 03/15/55(b)	645	668,869

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.35%, 03/22/54	$1,325	$1,411,695
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	669,713
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. CME Term SOFR + 4.005%)(b)(d)	475	459,955
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. LIBOR US + 3.454%)(b)(d)	760	694,992
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(a)(b)(d)	576	473,883
Fidelity National Financial Inc.
2.45%, 03/15/31	1,072	921,548
3.20%, 09/17/51	780	508,340
3.40%, 06/15/30	1,310	1,204,062
4.50%, 08/15/28	852	843,687
First American Financial Corp.
2.40%, 08/15/31	992	825,458
4.00%, 05/15/30	905	852,478
5.45%, 09/30/34	565	559,065
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	2,715	2,454,853
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	1,245	1,306,738
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	1,015	1,073,834
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	986	949,884
1.95%, 09/15/28(a)(b)	1,207	1,084,121
2.25%, 01/06/27(b)	780	738,964
2.90%, 01/06/32(b)	1,125	958,346
4.40%, 09/23/27(b)	750	741,194
5.50%, 01/08/29(b)	510	520,246
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	1,165	1,018,078
4.40%, 10/15/29(a)(b)	1,073	1,028,160
6.75%, 03/15/54(a)(b)	1,265	1,334,323
7.95%, 06/15/33(b)	1,096	1,240,746
Globe Life Inc.
2.15%, 08/15/30	812	694,199
4.55%, 09/15/28(a)	1,150	1,141,214
4.80%, 06/15/32	455	447,390
5.85%, 09/15/34	575	591,785
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	895	869,510
4.58%, 05/17/48(b)	578	511,964
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,345	1,116,634
Guardian Life Global Funding
0.88%, 12/10/25(b)	778	749,314
1.25%, 05/13/26(b)	666	635,174
1.25%, 11/19/27(a)(b)	725	657,333
1.40%, 07/06/27(a)(b)	520	479,857
1.63%, 09/16/28(b)	635	569,952
3.25%, 03/29/27(b)	720	698,188
4.18%, 09/26/29(b)	550	540,682
5.55%, 10/28/27(b)	1,170	1,199,910
5.74%, 10/02/28(b)	410	425,789
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(b)	396	280,186
4.85%, 01/24/77(a)(b)	656	581,024
4.88%, 06/19/64(b)	540	482,664
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	$883	$769,696
4.50%, 04/15/26	916	909,681
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	1,174	1,077,624
2.90%, 09/15/51	955	634,140
3.60%, 08/19/49	1,205	921,310
4.30%, 04/15/43	623	549,019
4.40%, 03/15/48	636	555,658
5.95%, 10/15/36	708	754,617
6.10%, 10/01/41	577	614,617
6.63%, 03/30/40	557	619,045
Horace Mann Educators Corp.
4.50%, 12/01/25(a)	110	108,942
7.25%, 09/15/28	205	220,432
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	955	978,996
Jackson Financial Inc.
3.13%, 11/23/31	850	736,684
4.00%, 11/23/51	935	686,253
5.17%, 06/08/27(a)	602	606,915
5.67%, 06/08/32	625	640,982
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	756	736,846
3.05%, 06/21/29(a)(b)	812	741,055
4.60%, 10/01/29(b)	200	197,018
5.25%, 04/12/28(b)	275	275,834
5.50%, 01/09/26(a)(b)	730	733,358
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	660	688,882
Kemper Corp.
2.40%, 09/30/30	945	805,597
3.80%, 02/23/32	440	396,122
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)(b)	2,026	1,538,192
3.95%, 05/15/60(b)	1,724	1,214,900
4.57%, 02/01/29(a)(b)	2,096	2,070,351
4.85%, 08/01/44(a)(b)	100	89,308
5.50%, 06/15/52(a)(b)	1,545	1,483,932
6.50%, 03/15/35(a)(b)	607	621,056
6.50%, 05/01/42(a)(b)	395	397,178
Lincoln National Corp.
3.05%, 01/15/30(a)	578	528,832
3.40%, 01/15/31	655	597,788
3.40%, 03/01/32(a)	370	331,488
3.63%, 12/12/26(a)	750	733,557
3.80%, 03/01/28(a)	511	496,521
4.35%, 03/01/48	372	302,849
4.38%, 06/15/50(a)	475	385,953
5.85%, 03/15/34	335	348,175
6.30%, 10/09/37(a)	609	655,101
7.00%, 06/15/40	584	659,839
Loews Corp.
3.20%, 05/15/30	1,255	1,164,900
3.75%, 04/01/26	966	954,473
4.13%, 05/15/43(a)	829	721,035
6.00%, 02/01/35	195	212,131
Manulife Financial Corp.
2.48%, 05/19/27	1,205	1,146,715
3.70%, 03/16/32	1,185	1,103,860
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(d)	1,270	1,242,218

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.15%, 03/04/26	$1,401	$1,393,576
5.38%, 03/04/46	930	942,427
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	805	565,705
Markel Group Inc.
3.35%, 09/17/29	861	812,337
3.45%, 05/07/52	1,125	791,780
3.50%, 11/01/27	857	828,977
4.15%, 09/17/50(a)	886	706,305
4.30%, 11/01/47	581	473,024
5.00%, 03/30/43(a)	395	363,246
5.00%, 04/05/46	511	465,460
5.00%, 05/20/49	655	596,040
6.00%, 05/16/54	615	640,117
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	1,350	1,180,928
2.38%, 12/15/31	520	445,866
2.90%, 12/15/51(a)	770	508,501
3.75%, 03/14/26	1,001	991,845
4.20%, 03/01/48	1,031	874,951
4.35%, 01/30/47	879	767,787
4.38%, 03/15/29	2,322	2,303,447
4.55%, 11/08/27(a)	1,145	1,148,006
4.65%, 03/15/30	2,425	2,426,084
4.75%, 03/15/39	853	818,714
4.85%, 11/15/31	2,425	2,428,506
4.90%, 03/15/49	1,916	1,806,149
5.00%, 03/15/35	4,005	4,023,582
5.15%, 03/15/34	630	643,584
5.35%, 11/15/44	700	708,102
5.40%, 09/15/33(a)	775	807,193
5.40%, 03/15/55	2,850	2,886,639
5.45%, 03/15/53	820	832,453
5.45%, 03/15/54	535	545,911
5.70%, 09/15/53(a)	1,405	1,484,664
5.75%, 11/01/32	630	666,032
5.88%, 08/01/33	780	842,871
6.25%, 11/01/52	565	638,912
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	985	623,684
3.38%, 04/15/50(b)	928	663,406
3.73%, 10/15/70(b)	1,045	721,874
4.50%, 04/15/65(b)	425	334,628
4.90%, 04/01/77(b)	568	490,570
5.08%, 02/15/69, (3-mo. LIBOR US + 3.191%)(a)(b)(d)	1,115	1,009,975
5.38%, 12/01/41(a)(b)	637	598,617
5.67%, 12/01/52(b)	470	471,124
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	640	606,865
1.55%, 10/09/30(b)	1,393	1,174,658
2.15%, 03/09/31(b)	903	777,497
2.35%, 01/14/27(b)	625	599,329
3.40%, 03/08/26(a)(b)	1,182	1,166,355
4.30%, 10/22/27(b)	400	398,394
4.35%, 09/17/31(b)	440	431,055
4.50%, 04/10/26(a)(b)	1,350	1,350,023
4.85%, 01/17/29(a)(b)	1,015	1,024,998
5.05%, 12/07/27(a)(b)	1,210	1,229,401
5.05%, 06/14/28(a)(b)	780	790,603
5.10%, 04/09/27(b)	1,005	1,019,304
Security	Par (000)	Value
Insurance (continued)
5.15%, 05/30/29(b)	$785	$804,002
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(b)(d)	690	686,758
5.80%, 09/11/54, (5-year CMT + 3.033%)(b)(d)	2,010	2,012,882
Mercury General Corp., 4.40%, 03/15/27	923	908,699
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	1,087	1,026,187
4.00%, 10/01/27(b)	990	977,328
4.85%, 01/16/27(a)(b)	700	705,219
5.25%, 04/12/29(a)(b)	930	950,914
5.40%, 06/20/26(a)(b)	860	870,666
MetLife Capital Trust IV, 7.88%, 12/15/37(b)	1,109	1,220,024
MetLife Inc.
4.05%, 03/01/45	1,562	1,316,442
4.13%, 08/13/42	1,025	888,798
4.55%, 03/23/30(a)	1,580	1,580,353
4.60%, 05/13/46	1,145	1,047,940
4.72%, 12/15/44	825	765,181
4.88%, 11/13/43	1,324	1,256,627
5.00%, 07/15/52	1,455	1,390,720
5.25%, 01/15/54(a)	1,465	1,453,508
5.30%, 12/15/34(a)	1,235	1,266,812
5.38%, 07/15/33	1,220	1,269,644
5.70%, 06/15/35	1,761	1,863,716
5.88%, 02/06/41	1,306	1,382,605
6.38%, 06/15/34	1,173	1,295,683
6.40%, 12/15/66	1,794	1,866,219
6.50%, 12/15/32(a)	976	1,091,871
9.25%, 04/08/68(a)(b)	305	361,288
10.75%, 08/01/69	651	889,604
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	1,155	961,965
1.88%, 01/11/27(a)(b)	802	758,672
2.40%, 01/11/32(a)(b)	1,220	1,043,748
2.95%, 04/09/30(a)(b)	1,500	1,374,626
3.00%, 09/19/27(b)	1,804	1,731,241
3.05%, 06/17/29(a)(b)	812	757,350
3.30%, 03/21/29(b)	705	668,104
3.45%, 12/18/26(b)	1,799	1,761,169
4.30%, 08/25/29(b)	935	919,658
4.40%, 06/30/27(a)(b)	620	618,520
4.85%, 01/08/29(b)	685	690,725
5.00%, 01/06/26(b)	860	863,898
5.05%, 06/11/27(a)(b)	490	496,829
5.05%, 01/06/28(a)(b)	1,075	1,084,642
5.05%, 01/08/34(b)	730	738,613
5.15%, 03/28/33(b)	1,442	1,465,001
5.40%, 09/12/28(b)	795	817,266
MGIC Investment Corp., 5.25%, 08/15/28	105	104,009
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(b)(d)(e)	255	252,447
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(d)	735	751,317
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	52,660
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(b)	520	515,579
5.35%, 04/09/27(b)	1,310	1,327,835

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.45%, 12/12/28(b)	$510	$520,479
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	765	775,551
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	160	166,580
6.80%, 06/15/36(b)	120	131,083
National Life Insurance Co., 5.25%, 07/19/68, (3-mo. LIBOR US + 3.314%)(a)(b)(d)	180	159,720
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,715	1,317,487
5.30%, 11/18/44(a)(b)	605	581,709
6.75%, 05/15/87	225	232,576
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,929	1,519,981
4.95%, 04/22/44(a)(b)	797	707,980
7.88%, 04/01/33(a)(b)	468	529,450
8.25%, 12/01/31(a)(b)	614	700,938
9.38%, 08/15/39(b)	692	906,249
New York Life Global Funding
0.85%, 01/15/26(a)(b)	880	844,436
1.15%, 06/09/26(b)	1,195	1,135,644
1.20%, 08/07/30(b)	1,140	948,031
1.85%, 08/01/31(a)(b)	449	375,683
2.35%, 07/14/26(a)(b)	120	116,020
3.00%, 01/10/28(b)	1,092	1,046,172
3.25%, 04/07/27(a)(b)	1,020	994,072
3.90%, 10/01/27(a)(b)	830	817,791
4.55%, 01/28/33(b)	1,740	1,705,293
4.70%, 04/02/26(a)(b)	990	992,437
4.70%, 01/29/29(a)(b)	1,215	1,225,860
4.85%, 01/09/28(a)(b)	1,665	1,684,625
4.90%, 04/02/27(b)	650	656,694
4.90%, 06/13/28(b)	1,029	1,042,204
5.00%, 06/06/29(a)(b)	495	503,533
5.00%, 01/09/34(a)(b)	1,115	1,128,205
5.45%, 09/18/26(a)(b)	625	635,392
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,986	1,531,677
4.45%, 05/15/69(b)	1,915	1,582,007
5.88%, 05/15/33(a)(b)	1,588	1,685,420
6.75%, 11/15/39(b)	1,306	1,499,958
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(a)(b)(d)	2,405	2,070,806
2.90%, 09/16/51, (5-year CMT + 2.600%)(b)(d)	1,135	976,214
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(d)	1,532	1,398,812
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(d)	520	502,929
4.70%, 01/20/46, (5-year USD ICE Swap + 3.750%)(a)(b)(d)	1,050	1,041,877
5.95%, 04/16/54, (5-year CMT + 2.590%)(b)(d)	1,420	1,458,990
6.25%, 09/13/53, (5-year CMT + 2.954%)(a)(b)(d)	940	993,214
NMI Holdings Inc., 6.00%, 08/15/29	275	278,846
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	1,053	1,009,824
1.70%, 06/01/28(a)(b)	1,150	1,041,121
Security	Par (000)	Value
Insurance (continued)
1.75%, 01/11/27(a)(b)	$1,407	$1,330,195
4.11%, 09/12/27(b)	485	480,594
4.35%, 09/15/27(b)	605	603,561
4.70%, 04/06/26(b)	255	255,190
4.71%, 01/10/29(b)	795	798,320
4.90%, 06/12/28(b)	985	993,232
5.07%, 03/25/27(b)	760	770,340
5.16%, 05/28/31(b)	1,455	1,488,190
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	1,245	900,525
3.63%, 09/30/59(b)	1,819	1,299,241
3.85%, 09/30/47(b)	2,117	1,659,055
6.06%, 03/30/40(b)	940	1,001,505
Old Republic International Corp.
3.85%, 06/11/51	937	695,742
3.88%, 08/26/26(a)	773	760,373
5.75%, 03/28/34	485	498,332
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	450	345,180
Pacific Life Global Funding II
1.38%, 04/14/26(b)	1,550	1,485,242
1.45%, 01/20/28(b)	857	779,449
1.60%, 09/21/28(a)(b)	727	648,077
2.45%, 01/11/32(b)	720	605,523
4.50%, 08/28/29(a)(b)	625	624,138
4.90%, 04/04/28(b)	805	810,032
4.90%, 01/11/29(a)(b)	505	508,641
5.50%, 08/28/26(b)	895	908,121
5.50%, 07/18/28(b)	1,045	1,072,414
Pacific Life Insurance Co.
4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(a)(b)(d)	1,115	904,989
9.25%, 06/15/39(b)	65	88,947
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	1,050	744,328
5.13%, 01/30/43(b)	625	600,779
5.40%, 09/15/52(b)	1,295	1,284,158
6.60%, 09/15/33(a)(b)	510	560,902
PartnerRe Finance B LLC
3.70%, 07/02/29	1,140	1,085,527
4.50%, 10/01/50, (5-year CMT + 3.815%)(d)	740	686,633
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	501	340,362
Pine Street Trust II, 5.57%, 02/15/49(b)	825	803,259
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	595	630,593
Pricoa Global Funding I
1.20%, 09/01/26(a)(b)	1,467	1,384,742
4.40%, 08/27/27(a)(b)	300	299,468
4.65%, 08/27/31(b)	340	336,050
5.10%, 05/30/28(a)(b)	935	950,868
5.55%, 08/28/26(b)	385	391,625
Primerica Inc., 2.80%, 11/19/31	774	672,104
Principal Financial Group Inc.
2.13%, 06/15/30	708	619,317
3.10%, 11/15/26(a)	650	631,096
3.70%, 05/15/29	1,038	997,409
4.30%, 11/15/46(a)	455	392,790
4.35%, 05/15/43	455	401,234
4.63%, 09/15/42(a)	430	394,274
5.38%, 03/15/33	530	544,036
5.50%, 03/15/53	430	432,870

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.05%, 10/15/36	$950	$1,024,933
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	920	881,396
1.25%, 08/16/26(b)	768	725,655
1.50%, 11/17/26(b)	639	602,579
1.50%, 08/27/30(b)	877	725,991
1.63%, 11/19/30(a)(b)	265	219,040
2.50%, 09/16/29(a)(b)	692	624,821
3.00%, 04/18/26(b)	1,330	1,300,310
4.60%, 08/19/27(b)	875	876,054
4.95%, 11/27/29(b)	550	555,030
5.00%, 01/16/27(a)(b)	340	343,003
5.10%, 01/25/29(b)	1,115	1,130,177
5.50%, 06/28/28(a)(b)	720	734,575
Progressive Corp. (The)
2.45%, 01/15/27	1,025	984,464
2.50%, 03/15/27	1,045	1,001,282
3.00%, 03/15/32	667	598,303
3.20%, 03/26/30	1,160	1,080,412
3.70%, 01/26/45	502	406,210
3.70%, 03/15/52(a)	740	575,394
3.95%, 03/26/50	402	330,064
4.00%, 03/01/29	1,023	1,004,398
4.13%, 04/15/47	1,341	1,141,624
4.20%, 03/15/48	1,195	1,029,838
4.35%, 04/25/44	530	474,662
4.95%, 06/15/33(a)	580	587,338
6.25%, 12/01/32	795	879,910
6.63%, 03/01/29(a)	780	842,995
Protective Life Corp.
3.40%, 01/15/30(a)(b)	861	797,551
4.30%, 09/30/28(a)(b)	632	621,201
5.35%, 08/10/52(b)	10	9,809
Protective Life Global Funding
1.30%, 09/20/26(b)	758	713,891
1.62%, 04/15/26(b)	905	868,549
1.74%, 09/21/30(b)	1,100	937,869
1.90%, 07/06/28(a)(b)	740	674,042
4.34%, 09/13/27(b)	450	446,144
4.71%, 07/06/27(a)(b)	545	546,463
4.99%, 01/12/27(b)	705	709,523
5.21%, 04/14/26(b)	785	790,169
5.22%, 06/12/29(b)	350	356,827
5.37%, 01/06/26(b)	960	966,167
5.47%, 12/08/28(b)	1,115	1,147,323
Prudential Financial Inc.
1.50%, 03/10/26	1,118	1,076,677
2.10%, 03/10/30(a)	775	689,701
3.00%, 03/10/40	955	727,318
3.70%, 10/01/50, (5-year CMT + 3.035%)(d)	1,060	961,749
3.70%, 03/13/51(a)	2,263	1,730,561
3.88%, 03/27/28	800	784,204
3.91%, 12/07/47	1,407	1,128,373
3.94%, 12/07/49	1,622	1,300,110
4.35%, 02/25/50	1,559	1,336,949
4.42%, 03/27/48	569	492,798
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(d)	947	918,554
4.60%, 05/15/44	1,165	1,066,823
5.13%, 03/01/52, (5-year CMT + 3.162%)(d)	1,290	1,242,187
5.70%, 12/14/36	1,213	1,284,690
Security	Par (000)	Value
Insurance (continued)
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(d)	$1,347	$1,347,309
5.75%, 07/15/33(a)	956	1,029,878
6.00%, 09/01/52, (5-year CMT + 3.234%)(d)	1,030	1,042,319
6.50%, 03/15/54, (5-year CMT + 2.404%)(d)	1,090	1,125,767
6.63%, 12/01/37	680	769,642
6.63%, 06/21/40(a)	495	568,292
6.75%, 03/01/53, (5-year CMT + 2.848%)(d)	245	257,347
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,529	1,405,895
3.63%, 03/24/32(a)	860	793,641
Reinsurance Group of America Inc.
3.15%, 06/15/30	1,226	1,122,965
3.90%, 05/15/29	1,115	1,073,612
3.95%, 09/15/26	980	966,662
5.75%, 09/15/34	635	652,587
6.00%, 09/15/33	730	771,124
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	954	892,635
2.75%, 01/21/27(b)	757	717,093
5.24%, 02/02/26(b)	15	15,017
RenaissanceRe Finance Inc., 3.45%, 07/01/27	909	881,190
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	645	614,249
5.75%, 06/05/33	1,050	1,077,665
RGA Global Funding
2.00%, 11/30/26(a)(b)	695	659,675
2.70%, 01/18/29(b)	940	866,233
5.45%, 05/24/29(a)(b)	1,215	1,245,957
5.50%, 01/11/31(b)	500	514,787
6.00%, 11/21/28(b)	445	463,443
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	1,225	1,066,937
4.45%, 05/12/27(a)(b)	880	864,043
4.75%, 04/08/32(b)	795	741,360
6.88%, 04/15/34(b)	1,035	1,097,994
SBL Holdings Inc.
5.00%, 02/18/31(b)	1,060	962,051
5.13%, 11/13/26(b)	780	766,629
7.20%, 10/30/34(b)	745	741,934
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	560	496,099
Selective Insurance Group Inc., 5.38%, 03/01/49	365	351,379
SiriusPoint Ltd., 7.00%, 04/05/29(a)	95	98,021
Sompo International Holdings Ltd., 7.00%, 07/15/34	365	408,200
Stewart Information Services Corp., 3.60%, 11/15/31	736	639,797
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(d)	1,168	1,045,017
4.00%, 09/14/77, (3-mo. LIBOR US + 2.993%)(b)(d)	745	720,809
5.88%, (5-year CMT + 2.841%)(b)(d)(e)	355	355,585
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	130	133,161
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(b)(d)	1,014	1,006,669

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. CME Term SOFR + 1.813%)(b)(d)	$610	$618,673
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	30	26,649
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	2,322	1,648,520
4.27%, 05/15/47(b)	3,091	2,591,930
4.90%, 09/15/44(b)	2,089	1,950,973
6.85%, 12/16/39(b)	1,594	1,830,278
Transatlantic Holdings Inc., 8.00%, 11/30/39	545	691,390
Travelers Companies Inc. (The)
2.55%, 04/27/50	565	355,517
3.05%, 06/08/51	1,005	698,648
3.75%, 05/15/46	937	754,601
4.00%, 05/30/47	1,246	1,042,670
4.05%, 03/07/48	953	802,430
4.10%, 03/04/49	837	705,737
4.30%, 08/25/45	783	686,077
4.60%, 08/01/43	535	494,687
5.35%, 11/01/40	1,009	1,029,571
5.45%, 05/25/53	955	989,199
6.25%, 06/15/37	1,110	1,230,689
6.75%, 06/20/36(a)	820	941,562
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	804	900,792
Trinity Acquisition PLC
4.40%, 03/15/26	722	717,048
6.13%, 08/15/43	677	701,354
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	315	292,082
Unum Group
4.00%, 06/15/29	81	78,680
4.05%, 08/15/41(a)(b)	600	491,736
4.13%, 06/15/51	690	541,657
4.50%, 12/15/49	1,385	1,156,779
5.75%, 08/15/42	511	516,993
6.00%, 06/15/54(a)	265	277,376
W R Berkley Corp.
3.15%, 09/30/61	455	286,347
3.55%, 03/30/52	507	369,731
4.00%, 05/12/50	590	472,506
4.75%, 08/01/44(a)	705	650,533
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	685	714,137
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	525	369,598
5.15%, 01/15/49(a)(b)	425	395,483
Willis North America Inc.
2.95%, 09/15/29	1,280	1,177,322
3.88%, 09/15/49	841	655,906
4.50%, 09/15/28(a)	1,347	1,335,846
4.65%, 06/15/27	685	683,058
5.05%, 09/15/48(a)	460	426,629
5.35%, 05/15/33	590	599,482
5.90%, 03/05/54	1,005	1,041,753
WR Berkley Corp., 6.25%, 02/15/37(a)	200	213,497
XL Group Ltd., 5.25%, 12/15/43	410	393,909
		586,286,604
Security	Par (000)	Value
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	$1,640	$1,409,660
2.70%, 02/09/41(a)	990	703,112
3.15%, 02/09/51(a)	1,880	1,289,805
3.25%, 02/09/61(a)	1,210	793,936
3.40%, 12/06/27(a)	3,567	3,438,020
4.00%, 12/06/37(a)	1,848	1,635,224
4.20%, 12/06/47(a)	2,030	1,699,068
4.40%, 12/06/57(a)	1,210	1,021,389
4.50%, 11/28/34(a)	1,292	1,228,267
4.88%, 05/26/30(b)	1,400	1,402,505
5.25%, 05/26/35(b)	1,600	1,604,155
5.63%, 11/26/54(b)	700	716,620
Alphabet Inc.
0.80%, 08/15/27	1,920	1,756,950
1.10%, 08/15/30(a)	3,601	3,028,108
1.90%, 08/15/40(a)	1,915	1,308,977
2.00%, 08/15/26	3,071	2,954,170
2.05%, 08/15/50	3,565	2,118,121
2.25%, 08/15/60(a)	2,867	1,664,827
Amazon.com Inc.
1.00%, 05/12/26	3,695	3,524,431
1.20%, 06/03/27	1,805	1,674,030
1.50%, 06/03/30	3,224	2,756,488
1.65%, 05/12/28	3,250	2,972,853
2.10%, 05/12/31	4,030	3,478,896
2.50%, 06/03/50(a)	3,919	2,475,778
2.70%, 06/03/60	2,636	1,608,619
2.88%, 05/12/41	2,912	2,229,759
3.10%, 05/12/51	4,995	3,551,926
3.15%, 08/22/27	5,041	4,892,902
3.25%, 05/12/61	2,386	1,652,317
3.30%, 04/13/27	2,982	2,914,016
3.45%, 04/13/29	1,790	1,733,184
3.60%, 04/13/32	2,970	2,792,070
3.88%, 08/22/37	4,220	3,833,753
3.95%, 04/13/52(a)	3,599	2,999,266
4.05%, 08/22/47	4,673	4,034,427
4.10%, 04/13/62	1,685	1,398,713
4.25%, 08/22/57	3,003	2,608,863
4.55%, 12/01/27	3,000	3,021,765
4.65%, 12/01/29(a)	2,235	2,268,971
4.70%, 12/01/32(a)	3,085	3,117,420
4.80%, 12/05/34	2,290	2,324,325
4.95%, 12/05/44	2,283	2,282,634
Baidu Inc.
1.63%, 02/23/27(a)	235	220,098
2.38%, 08/23/31(a)	465	400,534
3.43%, 04/07/30	390	365,171
3.63%, 07/06/27(a)	560	545,831
4.38%, 03/29/28(a)	594	588,271
4.88%, 11/14/28	455	457,935
Booking Holdings Inc.
3.55%, 03/15/28	1,096	1,065,766
3.60%, 06/01/26	1,586	1,564,801
4.63%, 04/13/30	2,506	2,511,087
eBay Inc.
1.40%, 05/10/26	1,002	956,282
2.60%, 05/10/31	1,516	1,328,758
2.70%, 03/11/30	1,487	1,343,010
3.60%, 06/05/27(a)	1,437	1,405,432

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.65%, 05/10/51	$1,485	$1,107,325
4.00%, 07/15/42	1,231	1,014,607
5.95%, 11/22/27	735	762,079
6.30%, 11/22/32	600	649,109
Expedia Group Inc.
2.95%, 03/15/31	1,039	928,679
3.25%, 02/15/30(a)	2,111	1,965,282
3.80%, 02/15/28	1,662	1,614,039
4.63%, 08/01/27	1,554	1,551,815
5.00%, 02/15/26	1,024	1,025,419
JD.com Inc.
3.38%, 01/14/30	214	200,513
3.88%, 04/29/26	225	221,989
Meituan
3.05%, 10/28/30(b)	830	741,293
4.63%, 10/02/29(b)	125	122,541
Meta Platforms Inc.
3.50%, 08/15/27	4,522	4,425,229
3.85%, 08/15/32	4,340	4,122,110
4.30%, 08/15/29(a)	1,365	1,359,622
4.45%, 08/15/52	3,870	3,453,239
4.55%, 08/15/31	1,515	1,512,720
4.60%, 05/15/28(a)	2,280	2,299,459
4.65%, 08/15/62	2,127	1,919,554
4.75%, 08/15/34	4,965	4,963,675
4.80%, 05/15/30	1,915	1,950,787
4.95%, 05/15/33	2,300	2,351,544
5.40%, 08/15/54	4,035	4,119,818
5.55%, 08/15/64	2,860	2,952,841
5.60%, 05/15/53	3,520	3,702,875
5.75%, 05/15/63	2,586	2,746,809
Netflix Inc.
4.38%, 11/15/26	1,755	1,752,616
4.88%, 04/15/28	2,925	2,954,822
4.88%, 06/15/30(b)	1,709	1,723,226
4.90%, 08/15/34	230	231,458
5.38%, 11/15/29(b)	1,445	1,487,187
5.40%, 08/15/54	605	618,724
5.88%, 11/15/28	3,197	3,342,480
6.38%, 05/15/29(a)	1,505	1,611,726
Prosus NV
3.06%, 07/13/31(b)	1,577	1,344,590
3.26%, 01/19/27(a)(b)	730	696,049
3.68%, 01/21/30(b)	1,876	1,714,736
3.83%, 02/08/51(b)	2,312	1,563,629
4.03%, 08/03/50(b)	1,850	1,289,317
4.19%, 01/19/32(a)(b)	755	686,468
4.85%, 07/06/27(b)	110	108,075
4.99%, 01/19/52(a)(b)	1,495	1,209,366
Tencent Holdings Ltd.
1.81%, 01/26/26(a)(b)	835	806,885
2.39%, 06/03/30(a)(b)	2,486	2,197,659
2.88%, 04/22/31(a)(b)	985	880,369
3.24%, 06/03/50(b)	2,630	1,860,493
3.29%, 06/03/60(b)	640	430,271
3.58%, 04/11/26(b)	1,067	1,050,210
3.60%, 01/19/28(a)(b)	2,154	2,089,414
3.68%, 04/22/41(a)(b)	1,075	883,074
3.84%, 04/22/51(b)	2,950	2,321,698
3.93%, 01/19/38(b)	919	809,212
3.94%, 04/22/61(b)	1,265	978,758
Security	Par (000)	Value
Internet (continued)
3.98%, 04/11/29(a)(b)	$3,034	$2,942,103
4.53%, 04/11/49(a)(b)	560	500,900
Tencent Music Entertainment Group, 2.00%, 09/03/30	915	781,257
Uber Technologies Inc.
4.30%, 01/15/30	1,000	978,426
4.50%, 08/15/29(a)(b)	2,000	1,949,379
4.80%, 09/15/34	1,815	1,776,689
5.35%, 09/15/54(a)	1,195	1,165,667
6.25%, 01/15/28(b)	520	525,196
VeriSign Inc.
2.70%, 06/15/31	1,445	1,249,560
4.75%, 07/15/27(a)	1,435	1,435,407
Weibo Corp., 3.38%, 07/08/30(a)	1,300	1,170,915
		213,576,279
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29	1,077	1,055,923
4.55%, 03/11/26	710	705,448
6.00%, 06/17/34(a)	710	740,220
6.35%, 06/17/54(a)	790	818,470
6.55%, 11/29/27	2,260	2,364,728
6.75%, 03/01/41	671	719,801
6.80%, 11/29/32(a)	1,435	1,571,252
7.00%, 10/15/39	1,034	1,142,493
Gerdau Trade Inc., 4.88%, 10/24/27(b)	140	139,551
GUSAP III LP
4.25%, 01/21/30(b)	725	689,676
7.25%, 04/16/44(b)	75	84,805
Nucor Corp.
2.70%, 06/01/30	944	854,308
2.98%, 12/15/55	912	582,895
3.13%, 04/01/32	975	873,050
3.85%, 04/01/52	990	779,809
3.95%, 05/01/28	1,200	1,178,698
4.30%, 05/23/27	1,155	1,150,091
4.40%, 05/01/48(a)	520	457,938
5.20%, 08/01/43(a)	130	128,944
6.40%, 12/01/37	900	1,001,786
POSCO
4.50%, 08/04/27(b)	70	69,372
4.88%, 01/23/27(b)	545	545,178
5.63%, 01/17/26(b)	30	30,217
5.75%, 01/17/28(b)	435	446,942
Reliance Inc.
2.15%, 08/15/30	1,149	991,160
6.85%, 11/15/36	415	461,035
Steel Dynamics Inc.
1.65%, 10/15/27	302	277,924
3.25%, 01/15/31	875	801,351
3.25%, 10/15/50(a)	801	558,953
3.45%, 04/15/30	845	791,011
5.00%, 12/15/26(a)	986	984,525
5.38%, 08/15/34(a)	755	767,668
Vale Overseas Ltd.
3.75%, 07/08/30	1,830	1,701,290
6.13%, 06/12/33(a)	1,850	1,908,958
6.40%, 06/28/54(a)	1,015	1,032,563
6.88%, 11/21/36	868	950,985
6.88%, 11/10/39(a)	903	985,514
8.25%, 01/17/34(a)	650	782,925

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Vale SA, 5.63%, 09/11/42	$562	$556,484
		31,683,941
Leisure Time — 0.1%
Brunswick Corp.
2.40%, 08/18/31(a)	875	731,028
4.40%, 09/15/32(a)	712	667,374
5.10%, 04/01/52(a)	684	565,282
Brunswick Corp./DE, 5.85%, 03/18/29(a)	465	477,171
Carnival Corp.
4.00%, 08/01/28(b)	385	366,513
7.00%, 08/15/29(b)	60	62,723
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	1,055	1,002,017
5.95%, 06/11/29(a)(b)	685	693,997
6.50%, 03/10/28(a)(b)	1,240	1,278,690
Harley-Davidson Inc., 4.63%, 07/28/45(a)	533	441,767
Polaris Inc., 6.95%, 03/15/29(a)	320	340,052
		6,626,614
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29(a)	748	702,707
3.70%, 01/15/31	807	737,773
5.85%, 08/01/34(a)	915	934,646
Hyatt Hotels Corp.
4.38%, 09/15/28	866	851,180
4.85%, 03/15/26	522	521,959
5.25%, 06/30/29	615	621,609
5.38%, 12/15/31	605	611,168
5.50%, 06/30/34	510	513,760
5.75%, 01/30/27	670	682,507
5.75%, 04/23/30(a)	835	863,991
Las Vegas Sands Corp.
3.50%, 08/18/26	560	545,090
3.90%, 08/08/29	420	393,076
5.90%, 06/01/27(a)	555	563,896
6.00%, 08/15/29	540	553,203
6.20%, 08/15/34(a)	795	816,641
Marriott International Inc./MD
4.50%, 10/01/34(a)	705	672,188
4.80%, 03/15/30(a)	165	164,941
4.88%, 05/15/29	610	613,960
4.90%, 04/15/29	1,182	1,190,864
5.00%, 10/15/27(a)	1,520	1,536,962
5.30%, 05/15/34	1,040	1,055,171
5.35%, 03/15/35	650	655,390
5.45%, 09/15/26	540	547,633
5.55%, 10/15/28	985	1,015,589
Series AA, 4.65%, 12/01/28(a)	645	646,853
Series FF, 4.63%, 06/15/30(a)	1,577	1,564,487
Series GG, 3.50%, 10/15/32	1,685	1,514,325
Series HH, 2.85%, 04/15/31	1,897	1,685,418
Series II, 2.75%, 10/15/33	435	364,873
Series R, 3.13%, 06/15/26	1,311	1,280,287
Series X, 4.00%, 04/15/28	1,002	982,297
Sands China Ltd.
2.30%, 03/08/27(a)	540	501,269
2.85%, 03/08/29	887	792,714
3.25%, 08/08/31	1,095	940,240
3.80%, 01/08/26	528	517,546
4.38%, 06/18/30	1,350	1,264,849
Security	Par (000)	Value
Lodging (continued)
5.40%, 08/08/28(a)	$2,485	$2,461,126
		31,882,188
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28(a)	536	527,211
4.38%, 05/08/42	650	598,273
AGCO Corp.
5.45%, 03/21/27	905	916,297
5.80%, 03/21/34(a)	945	970,010
Caterpillar Financial Services Corp.
0.90%, 03/02/26	1,124	1,077,085
1.10%, 09/14/27	1,592	1,461,609
1.15%, 09/14/26(a)	765	723,308
1.70%, 01/08/27	1,301	1,231,527
2.40%, 08/09/26	995	961,779
3.60%, 08/12/27	1,134	1,113,981
4.35%, 05/15/26	1,462	1,460,884
4.38%, 08/16/29(a)	795	791,580
4.40%, 10/15/27	890	891,213
4.45%, 10/16/26	595	595,285
4.50%, 01/08/27	480	481,567
4.60%, 11/15/27(a)	825	828,328
4.70%, 11/15/29	835	841,347
4.85%, 02/27/29(a)	760	770,671
5.00%, 05/14/27	695	705,119
5.05%, 02/27/26(a)	750	755,486
Caterpillar Inc.
1.90%, 03/12/31(a)	862	744,473
2.60%, 09/19/29(a)	1,000	920,261
2.60%, 04/09/30	1,627	1,480,515
3.25%, 09/19/49	1,604	1,179,962
3.25%, 04/09/50(a)	1,884	1,377,297
3.80%, 08/15/42(a)	2,352	1,991,974
4.30%, 05/15/44	604	541,854
4.75%, 05/15/64(a)	610	563,174
5.20%, 05/27/41	1,201	1,221,639
5.30%, 09/15/35	560	584,276
6.05%, 08/15/36	455	506,141
CNH Industrial Capital LLC
1.45%, 07/15/26	665	631,195
1.88%, 01/15/26(a)	772	747,064
4.50%, 10/08/27	195	193,499
4.55%, 04/10/28(a)	1,015	1,007,821
5.10%, 04/20/29	975	986,451
5.50%, 01/12/29	600	615,425
CNH Industrial NV, 3.85%, 11/15/27(a)	927	909,539
Deere & Co.
2.88%, 09/07/49	1,094	758,366
3.10%, 04/15/30	1,376	1,278,284
3.75%, 04/15/50	1,524	1,243,004
3.90%, 06/09/42	1,340	1,158,946
5.38%, 10/16/29	1,058	1,101,330
7.13%, 03/03/31	617	707,700
8.10%, 05/15/30(a)	150	175,206
Dover Corp.
2.95%, 11/04/29(a)	728	675,338
5.38%, 10/15/35	548	568,157
5.38%, 03/01/41	442	447,050
6.60%, 03/15/38	350	390,922

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32	$755	$647,481
3.50%, 10/01/30	875	809,507
IDEX Corp.
2.63%, 06/15/31	820	715,463
3.00%, 05/01/30	970	882,586
4.95%, 09/01/29	240	241,527
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	625	635,687
5.20%, 06/15/27(a)	675	684,202
5.31%, 06/15/31	345	352,756
5.40%, 08/14/28	980	1,002,685
5.45%, 06/15/34	960	983,689
5.70%, 08/14/33	1,550	1,616,483
5.70%, 06/15/54	1,065	1,106,477
John Deere Capital Corp.
0.70%, 01/15/26	1,037	994,267
1.05%, 06/17/26	963	914,801
1.30%, 10/13/26	837	790,674
1.45%, 01/15/31	1,035	866,843
1.50%, 03/06/28	932	850,517
1.70%, 01/11/27(a)	972	919,950
1.75%, 03/09/27	878	828,564
2.00%, 06/17/31	1,065	910,008
2.25%, 09/14/26	873	841,199
2.35%, 03/08/27(a)	935	893,889
2.45%, 01/09/30	1,161	1,051,196
2.65%, 06/10/26	745	725,787
2.80%, 09/08/27	643	616,874
2.80%, 07/18/29(a)	1,192	1,109,841
3.05%, 01/06/28	705	680,141
3.35%, 04/18/29(a)	830	795,157
3.45%, 03/07/29(a)	923	886,712
3.90%, 06/07/32	1,020	967,695
4.15%, 09/15/27	1,455	1,446,341
4.20%, 07/15/27	745	742,357
4.35%, 09/15/32	910	892,096
4.40%, 09/08/31	1,435	1,413,089
4.50%, 01/08/27(a)	1,025	1,029,230
4.50%, 01/16/29	1,064	1,066,506
4.70%, 06/10/30	1,760	1,775,478
4.75%, 06/08/26	945	950,442
4.75%, 01/20/28(a)	1,565	1,581,616
4.85%, 03/05/27	675	681,939
4.85%, 06/11/29	1,035	1,050,752
4.85%, 10/11/29(a)	745	757,839
4.90%, 06/11/27	1,100	1,113,433
4.90%, 03/03/28(a)	1,090	1,106,816
4.90%, 03/07/31	960	973,455
4.95%, 03/06/26	500	502,897
4.95%, 07/14/28	1,505	1,531,333
5.05%, 03/03/26(a)	995	1,003,089
5.10%, 04/11/34	1,410	1,444,131
5.15%, 09/08/26	450	456,073
5.15%, 09/08/33(a)	755	776,509
Series 1, 5.05%, 06/12/34	1,200	1,224,029
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	340	347,023
Nordson Corp.
4.50%, 12/15/29	570	561,697
5.60%, 09/15/28	460	475,018
Security	Par (000)	Value
Machinery (continued)
5.80%, 09/15/33	$380	$400,812
nVent Finance SARL
2.75%, 11/15/31	491	421,416
4.55%, 04/15/28	718	713,229
5.65%, 05/15/33	660	675,202
Oshkosh Corp.
3.10%, 03/01/30	590	541,677
4.60%, 05/15/28	755	751,609
Otis Worldwide Corp.
2.29%, 04/05/27	730	694,059
2.57%, 02/15/30	2,514	2,257,810
3.11%, 02/15/40	1,301	1,018,629
3.36%, 02/15/50	1,032	758,877
5.13%, 11/19/31	190	192,677
5.25%, 08/16/28	880	897,733
Rockwell Automation Inc.
1.75%, 08/15/31	700	584,011
2.80%, 08/15/61	645	386,538
3.50%, 03/01/29	498	476,888
4.20%, 03/01/49	802	696,504
6.25%, 12/01/37	272	297,730
6.70%, 01/15/28(a)	434	458,788
Weir Group PLC (The), 2.20%, 05/13/26(b)	460	441,440
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	1,413	1,377,320
4.70%, 09/15/28	2,219	2,210,532
5.61%, 03/11/34(a)	250	258,373
Xylem Inc./New York
1.95%, 01/30/28(a)	1,103	1,021,354
2.25%, 01/30/31(a)	1,073	925,818
3.25%, 11/01/26(a)	1,061	1,033,516
4.38%, 11/01/46	585	502,712
		112,630,523
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	1,108	1,062,629
2.38%, 08/26/29(a)	1,771	1,603,390
2.88%, 10/15/27	1,795	1,718,659
3.05%, 04/15/30	1,408	1,304,541
3.13%, 09/19/46(a)	828	598,009
3.25%, 08/26/49	1,520	1,099,301
3.38%, 03/01/29	1,387	1,321,964
3.63%, 09/14/28(a)	839	813,238
3.63%, 10/15/47(a)	588	453,093
3.70%, 04/15/50(a)	862	664,821
3.88%, 06/15/44	230	190,913
4.00%, 09/14/48(a)	1,640	1,383,623
5.70%, 03/15/37(a)	920	974,771
Carlisle Companies Inc.
2.20%, 03/01/32	790	656,846
2.75%, 03/01/30	1,530	1,382,543
3.75%, 12/01/27	1,150	1,120,696
Eaton Corp.
3.10%, 09/15/27	1,412	1,364,907
3.92%, 09/15/47	512	420,341
4.00%, 11/02/32	1,140	1,088,861
4.15%, 03/15/33	1,780	1,713,372
4.15%, 11/02/42	1,558	1,375,075
4.35%, 05/18/28	540	539,983
4.70%, 08/23/52(a)	1,055	983,022

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26	$1,641	$1,590,962
3.90%, 09/01/42	1,480	1,265,044
4.88%, 09/15/41	600	580,230
Parker-Hannifin Corp.
3.25%, 03/01/27	953	926,105
3.25%, 06/14/29	1,801	1,703,633
4.00%, 06/14/49	1,177	977,855
4.10%, 03/01/47	855	720,174
4.20%, 11/21/34	774	736,577
4.25%, 09/15/27	1,840	1,828,205
4.45%, 11/21/44	747	669,973
4.50%, 09/15/29(a)	1,614	1,609,574
6.25%, 05/15/38	255	280,173
Pentair Finance SARL
4.50%, 07/01/29	800	783,818
5.90%, 07/15/32(a)	539	569,993
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	2,460	2,361,761
1.70%, 03/11/28(a)(b)	2,028	1,863,027
2.15%, 03/11/31(a)(b)	2,396	2,079,216
2.35%, 10/15/26(b)	2,325	2,238,001
2.88%, 03/11/41(b)	2,240	1,691,960
3.30%, 09/15/46(b)	1,831	1,386,270
3.40%, 03/16/27(b)	1,980	1,939,482
4.20%, 03/16/47(b)	1,739	1,508,238
4.40%, 05/27/45(b)	2,567	2,325,230
6.13%, 08/17/26(a)(b)	2,745	2,817,294
Teledyne Technologies Inc.
1.60%, 04/01/26	797	764,641
2.25%, 04/01/28	955	883,026
2.75%, 04/01/31(a)	1,634	1,444,788
Textron Inc.
2.45%, 03/15/31(a)	772	667,208
3.00%, 06/01/30(a)	1,035	939,525
3.38%, 03/01/28	837	801,312
3.65%, 03/15/27	790	770,098
3.90%, 09/17/29(a)	1,015	975,000
4.00%, 03/15/26	632	625,482
6.10%, 11/15/33	430	456,982
		66,615,455
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,755	1,560,161
2.30%, 02/01/32	1,505	1,215,801
2.80%, 04/01/31	2,250	1,929,502
3.50%, 06/01/41	2,110	1,514,055
3.50%, 03/01/42	1,829	1,294,644
3.70%, 04/01/51(a)	2,874	1,905,025
3.75%, 02/15/28	1,592	1,528,519
3.85%, 04/01/61(a)	2,777	1,774,887
3.90%, 06/01/52	3,465	2,357,565
3.95%, 06/30/62	2,130	1,375,315
4.20%, 03/15/28	2,018	1,961,596
4.40%, 04/01/33	1,415	1,293,959
4.40%, 12/01/61	2,129	1,496,884
4.80%, 03/01/50	3,904	3,081,980
5.05%, 03/30/29	2,189	2,169,045
5.13%, 07/01/49	1,695	1,391,034
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/53(a)	$2,195	$1,858,549
5.38%, 04/01/38	1,115	1,027,762
5.38%, 05/01/47	3,616	3,088,637
5.50%, 04/01/63	1,515	1,265,422
5.75%, 04/01/48	3,450	3,084,133
6.10%, 06/01/29	1,575	1,620,442
6.15%, 11/10/26	1,720	1,756,394
6.38%, 10/23/35	2,711	2,788,186
6.48%, 10/23/45(a)	4,947	4,863,397
6.55%, 06/01/34	2,010	2,107,092
6.65%, 02/01/34	1,530	1,612,834
6.83%, 10/23/55	765	777,760
Comcast Corp.
1.50%, 02/15/31	2,178	1,802,641
1.95%, 01/15/31(a)	2,952	2,508,932
2.35%, 01/15/27	2,156	2,062,810
2.45%, 08/15/52	2,133	1,244,089
2.65%, 02/01/30	2,689	2,437,072
2.65%, 08/15/62	1,623	918,326
2.80%, 01/15/51	2,593	1,651,280
2.89%, 11/01/51(a)	7,255	4,688,997
2.94%, 11/01/56	8,227	5,162,963
2.99%, 11/01/63	5,531	3,356,213
3.15%, 02/15/28	2,638	2,529,490
3.20%, 07/15/36	1,607	1,340,632
3.25%, 11/01/39	2,093	1,650,321
3.30%, 02/01/27	2,052	2,002,208
3.30%, 04/01/27	1,746	1,701,271
3.40%, 04/01/30	2,447	2,300,273
3.40%, 07/15/46	1,916	1,428,257
3.45%, 02/01/50(a)	2,613	1,900,509
3.55%, 05/01/28	1,761	1,705,402
3.75%, 04/01/40	2,274	1,906,532
3.90%, 03/01/38	1,712	1,489,991
3.97%, 11/01/47(a)	2,991	2,408,803
4.00%, 08/15/47	1,477	1,202,559
4.00%, 03/01/48	1,384	1,118,597
4.00%, 11/01/49	3,016	2,430,525
4.05%, 11/01/52	1,631	1,309,170
4.15%, 10/15/28	5,807	5,723,990
4.20%, 08/15/34	1,636	1,540,203
4.25%, 10/15/30	2,261	2,208,367
4.25%, 01/15/33	2,494	2,381,339
4.40%, 08/15/35	1,286	1,219,957
4.55%, 01/15/29	1,860	1,861,950
4.60%, 10/15/38	1,545	1,457,007
4.60%, 08/15/45	1,127	1,013,464
4.65%, 02/15/33	1,610	1,589,459
4.65%, 07/15/42	1,070	987,434
4.70%, 10/15/48	2,607	2,382,024
4.75%, 03/01/44	576	531,869
4.80%, 05/15/33	1,370	1,362,076
4.95%, 10/15/58	1,345	1,245,811
5.10%, 06/01/29(a)	1,630	1,664,231
5.30%, 06/01/34(a)	1,480	1,518,460
5.35%, 11/15/27	2,184	2,235,811
5.35%, 05/15/53	2,435	2,396,784
5.50%, 11/15/32	1,660	1,734,487
5.50%, 05/15/64	1,940	1,932,101
5.65%, 06/15/35	1,237	1,297,806
5.65%, 06/01/54	1,620	1,666,318

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.40%, 03/01/40	$475	$522,070
6.45%, 03/15/37	852	945,159
6.50%, 11/15/35	1,009	1,129,032
6.55%, 07/01/39	525	589,119
6.95%, 08/15/37	665	767,528
7.05%, 03/15/33	1,349	1,540,327
Cox Communications Inc.
1.80%, 10/01/30(b)	890	742,467
2.60%, 06/15/31(b)	890	761,327
2.95%, 10/01/50(a)(b)	595	365,646
3.35%, 09/15/26(b)	1,263	1,229,157
3.50%, 08/15/27(b)	1,091	1,057,303
3.60%, 06/15/51(b)	605	424,953
4.50%, 06/30/43(b)	840	700,379
4.60%, 08/15/47(b)	375	304,858
4.70%, 12/15/42(b)	645	545,299
4.80%, 02/01/35(a)(b)	1,061	991,323
5.45%, 09/15/28(a)(b)	783	799,967
5.45%, 09/01/34(a)(b)	675	667,149
5.70%, 06/15/33(a)(b)	858	869,437
5.80%, 12/15/53(a)(b)	940	903,560
5.95%, 09/01/54(a)(b)	655	639,713
8.38%, 03/01/39(b)	575	692,359
Discovery Communications LLC
3.63%, 05/15/30	1,728	1,562,871
3.95%, 03/20/28	2,580	2,467,346
4.00%, 09/15/55	335	229,154
4.13%, 05/15/29	1,206	1,139,945
4.65%, 05/15/50	345	259,175
4.90%, 03/11/26	1,212	1,207,785
5.00%, 09/20/37	940	825,067
5.20%, 09/20/47	1,205	994,349
5.30%, 05/15/49	1,013	814,754
6.35%, 06/01/40	1,057	1,024,739
FactSet Research Systems Inc.
2.90%, 03/01/27	1,284	1,231,980
3.45%, 03/01/32	955	856,454
Fox Corp.
3.50%, 04/08/30	1,223	1,149,713
4.71%, 01/25/29	3,186	3,185,435
5.48%, 01/25/39	2,033	1,998,255
5.58%, 01/25/49(a)	1,927	1,875,940
6.50%, 10/13/33	1,810	1,942,526
Grupo Televisa SAB
5.00%, 05/13/45	580	446,710
5.25%, 05/24/49	275	220,016
6.13%, 01/31/46	1,310	1,164,983
6.63%, 01/15/40(a)	1,057	1,013,327
8.50%, 03/11/32	587	654,247
NBCUniversal Media LLC
4.45%, 01/15/43	1,050	941,227
5.95%, 04/01/41	635	669,649
6.40%, 04/30/40	660	734,780
Paramount Global
2.90%, 01/15/27(a)	332	318,168
3.38%, 02/15/28	613	578,083
3.70%, 06/01/28	749	710,612
4.00%, 01/15/26	80	78,977
4.20%, 06/01/29(a)	527	501,986
4.20%, 05/19/32	1,271	1,143,696
4.38%, 03/15/43	2,135	1,641,730
Security	Par (000)	Value
Media (continued)
4.60%, 01/15/45	$772	$601,109
4.85%, 07/01/42	849	701,312
4.90%, 08/15/44(a)	710	560,699
4.95%, 01/15/31	1,492	1,420,383
4.95%, 05/19/50	1,313	1,052,378
5.25%, 04/01/44	426	352,730
5.50%, 05/15/33	523	503,918
5.85%, 09/01/43	1,600	1,456,597
5.90%, 10/15/40	478	434,829
6.88%, 04/30/36	1,369	1,423,335
7.88%, 07/30/30	855	941,240
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	721	787,110
TCI Communications Inc.
7.13%, 02/15/28	1,029	1,107,217
7.88%, 02/15/26	970	1,006,173
Thomson Reuters Corp.
3.35%, 05/15/26	1,007	988,025
5.50%, 08/15/35	915	938,841
5.65%, 11/23/43	444	447,682
5.85%, 04/15/40	830	871,741
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,323	1,519,089
Time Warner Cable LLC
4.50%, 09/15/42	1,913	1,495,012
5.50%, 09/01/41	1,871	1,647,483
5.88%, 11/15/40	1,762	1,626,791
6.55%, 05/01/37	2,064	2,050,846
6.75%, 06/15/39	2,162	2,188,296
7.30%, 07/01/38	2,090	2,201,707
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,687	1,615,794
2.95%, 06/15/27(a)	1,662	1,603,981
3.00%, 07/30/46	825	584,866
3.70%, 12/01/42	780	641,072
4.13%, 06/01/44	1,555	1,341,720
4.38%, 08/16/41	579	522,704
Series B, 7.00%, 03/01/32	873	994,726
Series E, 4.13%, 12/01/41	888	776,821
Videotron Ltd.
3.63%, 06/15/29(b)	100	93,533
5.13%, 04/15/27(b)	110	109,797
5.70%, 01/15/35(b)	475	480,601
Walt Disney Co. (The)
2.00%, 09/01/29	3,004	2,688,636
2.20%, 01/13/28	1,654	1,550,340
2.65%, 01/13/31	3,470	3,112,593
2.75%, 09/01/49	3,005	1,988,000
3.38%, 11/15/26(a)	977	958,386
3.50%, 05/13/40	2,640	2,194,718
3.60%, 01/13/51	4,045	3,130,084
3.70%, 03/23/27	1,078	1,065,117
3.80%, 03/22/30	2,165	2,098,661
3.80%, 05/13/60	1,874	1,445,994
4.63%, 03/23/40(a)	898	860,328
4.70%, 03/23/50(a)	2,415	2,251,172
4.75%, 09/15/44	968	912,940
4.75%, 11/15/46	667	622,674
4.95%, 10/15/45	628	602,665
5.40%, 10/01/43	959	981,415
6.15%, 03/01/37	560	615,091
6.15%, 02/15/41	842	921,768

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.20%, 12/15/34	$1,350	$1,505,717
6.40%, 12/15/35	1,474	1,660,987
6.55%, 03/15/33	490	548,960
6.65%, 11/15/37	1,745	2,006,077
7.75%, 12/01/45(a)	519	687,163
		270,180,846
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	225	189,130
4.20%, 06/15/35	490	461,348
4.38%, 06/15/45	621	554,430
Timken Co. (The)
4.13%, 04/01/32(a)	575	543,377
4.50%, 12/15/28	900	884,126
Valmont Industries Inc.
5.00%, 10/01/44(a)	539	506,780
5.25%, 10/01/54(a)	440	411,388
		3,550,579
Mining — 1.2%
Anglo American Capital PLC
2.25%, 03/17/28(b)	1,086	1,000,221
2.63%, 09/10/30(b)	1,130	992,777
2.88%, 03/17/31(b)	958	846,169
3.88%, 03/16/29(a)(b)	1,005	963,071
3.95%, 09/10/50(b)	870	681,406
4.00%, 09/11/27(a)(b)	1,314	1,285,304
4.50%, 03/15/28(b)	775	764,577
4.75%, 04/10/27(b)	1,110	1,105,127
4.75%, 03/16/52(a)(b)	1,170	1,029,889
5.50%, 05/02/33(b)	1,360	1,383,140
5.63%, 04/01/30(b)	1,360	1,399,072
5.75%, 04/05/34(b)	1,160	1,194,740
6.00%, 04/05/54(b)	340	354,890
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	820	758,526
3.75%, 10/01/30	992	901,579
Antofagasta PLC
2.38%, 10/14/30(b)	265	224,507
5.63%, 05/13/32(b)	260	260,159
6.25%, 05/02/34(b)	295	304,844
Barrick Gold Corp.
5.25%, 04/01/42	180	177,601
6.45%, 10/15/35(a)	555	613,821
Barrick International Barbados Corp., 6.35%, 10/15/36(a)(b)	990	1,075,159
Barrick North America Finance LLC
5.70%, 05/30/41	1,301	1,334,223
5.75%, 05/01/43	1,288	1,334,243
7.50%, 09/15/38(a)	352	413,474
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,165	1,224,348
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,634	1,436,544
4.75%, 02/28/28	1,675	1,685,752
4.88%, 02/27/26(a)	1,125	1,129,058
4.90%, 02/28/33	1,050	1,054,781
5.00%, 09/30/43	3,521	3,426,987
5.10%, 09/08/28	1,450	1,477,941
5.25%, 09/08/26	1,627	1,645,588
5.25%, 09/08/30	1,726	1,775,153
Security	Par (000)	Value
Mining (continued)
5.25%, 09/08/33	$2,290	$2,349,474
5.50%, 09/08/53(a)	1,070	1,099,964
6.42%, 03/01/26	437	446,446
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	1,184	1,065,516
3.15%, 01/14/30(a)(b)	1,256	1,131,057
3.15%, 01/15/51(b)	702	441,330
3.63%, 08/01/27(b)	1,780	1,714,566
3.70%, 01/30/50(a)(b)	3,578	2,498,782
3.75%, 01/15/31(a)(b)	895	813,147
4.25%, 07/17/42(a)(b)	1,045	827,399
4.38%, 02/05/49(b)	1,815	1,420,206
4.50%, 08/01/47(b)	1,660	1,327,205
4.88%, 11/04/44(b)	1,422	1,208,798
5.13%, 02/02/33(b)	1,420	1,373,015
5.63%, 09/21/35(a)(b)	474	469,915
5.63%, 10/18/43(b)	1,658	1,555,396
5.95%, 01/08/34(a)(b)	2,442	2,477,083
6.15%, 10/24/36(b)	180	183,645
6.30%, 09/08/53(b)	2,245	2,256,782
6.44%, 01/26/36(b)	2,882	2,998,061
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,385	1,375,234
5.32%, 04/14/32(b)	1,945	1,934,798
6.20%, 04/14/52(b)	1,595	1,633,861
Freeport-McMoRan Inc.
4.13%, 03/01/28	875	851,773
4.25%, 03/01/30	870	842,677
4.38%, 08/01/28	890	873,582
4.63%, 08/01/30	1,076	1,050,506
5.00%, 09/01/27	685	686,225
5.25%, 09/01/29(a)	990	993,748
5.40%, 11/14/34(a)	1,280	1,299,075
5.45%, 03/15/43	2,745	2,657,922
Fresnillo PLC, 4.25%, 10/02/50(b)	794	580,915
Glencore Canada Corp., 6.20%, 06/15/35(a)	525	569,075
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	581	572,557
6.00%, 11/15/41(b)	970	1,001,233
6.90%, 11/15/37(a)(b)	859	962,491
Glencore Funding LLC
1.63%, 04/27/26(a)(b)	1,152	1,102,867
2.50%, 09/01/30(b)	1,605	1,409,623
2.63%, 09/23/31(a)(b)	1,165	1,004,072
2.85%, 04/27/31(b)	980	863,716
3.38%, 09/23/51(b)	775	539,398
3.88%, 10/27/27(a)(b)	1,065	1,038,690
3.88%, 04/27/51(a)(b)	512	390,630
4.00%, 03/27/27(a)(b)	1,652	1,623,979
4.88%, 03/12/29(a)(b)	1,234	1,236,781
5.34%, 04/04/27(a)(b)	1,035	1,047,718
5.37%, 04/04/29(b)	895	911,164
5.40%, 05/08/28(b)	1,130	1,151,252
5.63%, 04/04/34(b)	985	1,011,098
5.70%, 05/08/33(b)	1,120	1,158,003
5.89%, 04/04/54(a)(b)	610	624,712
6.13%, 10/06/28(a)(b)	1,450	1,514,827
6.38%, 10/06/30(b)	860	916,875
6.50%, 10/06/33(a)(b)	775	843,293
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	150	153,800

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	$1,710	$1,716,862
5.80%, 05/15/50(a)(b)	565	541,185
6.53%, 11/15/28(b)	1,176	1,230,277
6.76%, 11/15/48(a)(b)	565	599,216
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	860	810,250
4.75%, 08/06/50(a)(b)	646	498,801
5.65%, 09/12/49(b)	620	549,085
Kinross Gold Corp.
4.50%, 07/15/27	1,105	1,098,906
6.25%, 07/15/33(a)	905	962,631
6.88%, 09/01/41(a)	485	538,212
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	1,540	1,197,031
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	581	565,330
4.70%, 05/12/31(b)	864	816,569
Newmont Corp.
2.25%, 10/01/30	1,507	1,318,019
2.60%, 07/15/32(a)	1,480	1,278,998
2.80%, 10/01/29	1,636	1,507,264
4.88%, 03/15/42	1,640	1,554,652
5.45%, 06/09/44	549	551,059
5.88%, 04/01/35	922	977,405
6.25%, 10/01/39	1,205	1,311,223
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	1,131	1,050,889
4.20%, 05/13/50(a)	625	529,833
5.30%, 03/15/26	675	679,394
5.35%, 03/15/34	935	951,963
5.75%, 11/15/41	775	797,897
Nexa Resources SA, 6.75%, 04/09/34(b)	130	134,632
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	900	937,135
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	617	658,425
6.13%, 12/15/33	1,124	1,222,052
7.25%, 03/15/31	556	626,677
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,935	1,256,807
5.20%, 11/02/40	1,806	1,814,695
7.13%, 07/15/28	1,745	1,889,614
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,426	1,246,788
4.75%, 03/22/42	1,104	1,050,491
5.00%, 03/09/33	975	996,081
5.13%, 03/09/53	825	808,020
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,170	1,090,436
Southern Copper Corp.
5.25%, 11/08/42	1,887	1,761,249
5.88%, 04/23/45	1,928	1,930,726
6.75%, 04/16/40	1,785	1,952,511
7.50%, 07/27/35	1,434	1,650,887
Vale Canada Ltd., 7.20%, 09/15/32	110	120,584
Yamana Gold Inc.
2.63%, 08/15/31	1,025	881,630
4.63%, 12/15/27(a)	586	579,385
		145,582,404
Security	Par (000)	Value
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$1,645	$1,571,120
3.25%, 02/15/29	1,365	1,262,634
3.28%, 12/01/28	830	772,403
3.57%, 12/01/31	1,205	1,079,535
4.25%, 04/01/28(a)	1,245	1,211,955
5.10%, 03/01/30	50	49,793
5.55%, 08/22/34	230	228,898
		6,176,338
Oil & Gas — 4.3%
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(b)	385	375,312
4.50%, 09/11/34(a)(b)	2,215	2,124,934
5.13%, 09/11/54(b)	2,150	2,026,214
Aker BP ASA
3.10%, 07/15/31(b)	1,580	1,391,775
3.75%, 01/15/30(a)(b)	1,579	1,479,823
4.00%, 01/15/31(a)(b)	1,335	1,254,018
5.13%, 10/01/34(a)(b)	750	725,616
5.60%, 06/13/28(b)	825	842,886
5.80%, 10/01/54(b)	780	751,760
6.00%, 06/13/33(b)	1,165	1,201,944
Apache Corp.
4.25%, 01/15/30(a)	455	432,898
4.38%, 10/15/28	485	469,882
4.75%, 04/15/43	955	783,863
5.10%, 09/01/40(a)	1,785	1,569,333
5.25%, 02/01/42	510	447,204
5.35%, 07/01/49	760	650,502
6.00%, 01/15/37(a)	1,025	1,033,816
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	1,645	1,593,995
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	1,852	1,585,027
2.72%, 01/12/32	3,210	2,802,704
2.77%, 11/10/50	2,380	1,521,641
2.94%, 06/04/51(a)	3,335	2,195,101
3.00%, 02/24/50	3,086	2,077,061
3.00%, 03/17/52(a)	1,873	1,246,905
3.02%, 01/16/27(a)	1,655	1,606,718
3.06%, 06/17/41	2,228	1,674,011
3.07%, 03/30/50(a)	1,270	1,184,171
3.12%, 05/04/26	1,491	1,462,827
3.38%, 02/08/61	3,013	2,046,315
3.41%, 02/11/26	1,492	1,472,889
3.54%, 04/06/27	1,002	982,089
3.59%, 04/14/27	1,222	1,198,472
3.63%, 04/06/30	1,947	1,855,210
3.94%, 09/21/28	2,096	2,051,076
4.23%, 11/06/28	2,990	2,956,996
4.70%, 04/10/29	2,070	2,078,132
4.81%, 02/13/33	3,347	3,311,785
4.87%, 11/25/29(a)	1,025	1,034,485
4.89%, 09/11/33	2,305	2,285,966
4.97%, 10/17/29	1,360	1,379,016
4.99%, 04/10/34	1,605	1,605,618
5.02%, 11/17/27	2,215	2,247,333
5.23%, 11/17/34(a)	2,315	2,349,297
BP Capital Markets PLC
3.28%, 09/19/27	2,498	2,423,250
3.72%, 11/28/28	1,436	1,391,029
4.88%, (5-year CMT + 4.398%)(a)(d)(e)	1,655	1,602,085

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.13%, (d)(e)	$1,400	$1,396,086
6.45%, (5-year CMT + 2.153%)(a)(d)(e)	1,000	1,039,362
Burlington Resources LLC
5.95%, 10/15/36	885	947,753
7.20%, 08/15/31	162	183,888
7.40%, 12/01/31	665	766,715
Canadian Natural Resources Ltd.
2.95%, 07/15/30	979	881,995
3.85%, 06/01/27	2,138	2,093,995
4.95%, 06/01/47	1,242	1,118,333
5.85%, 02/01/35	502	517,171
6.25%, 03/15/38	1,552	1,633,501
6.45%, 06/30/33	580	620,904
6.50%, 02/15/37	705	751,904
6.75%, 02/01/39	748	815,788
7.20%, 01/15/32	520	580,983
Cenovus Energy Inc.
2.65%, 01/15/32	818	695,714
3.75%, 02/15/52(a)	1,287	944,558
4.25%, 04/15/27(a)	481	475,383
5.25%, 06/15/37	276	267,005
5.40%, 06/15/47	868	816,256
6.75%, 11/15/39	687	761,736
Chevron Corp.
2.00%, 05/11/27	1,811	1,715,095
2.24%, 05/11/30	2,533	2,250,547
2.95%, 05/16/26	3,310	3,240,896
2.98%, 05/11/40	475	368,680
3.08%, 05/11/50	1,696	1,200,183
Chevron USA Inc.
1.02%, 08/12/27	1,408	1,291,417
2.34%, 08/12/50(a)	1,599	962,875
3.25%, 10/15/29	1,059	1,005,237
3.85%, 01/15/28	839	830,736
5.25%, 11/15/43	450	457,094
6.00%, 03/01/41	225	247,254
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	346,293
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,095,800
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,040,370
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	485	454,330
3.30%, 09/30/49(a)	500	387,772
4.25%, 05/09/43	1,200	1,111,890
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	385,891
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	301,458
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	655	653,866
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	150	167,882
Conoco Funding Co., 7.25%, 10/15/31	865	989,883
ConocoPhillips Co.
3.76%, 03/15/42	1,469	1,213,266
3.80%, 03/15/52	1,782	1,375,376
4.03%, 03/15/62	2,480	1,919,584
4.30%, 11/15/44	1,352	1,181,501
4.70%, 01/15/30	1,900	1,903,839
4.85%, 01/15/32	1,025	1,027,982
Security	Par (000)	Value
Oil & Gas (continued)
4.88%, 10/01/47	$435	$402,447
5.00%, 01/15/35	2,050	2,055,412
5.05%, 09/15/33(a)	1,020	1,036,437
5.30%, 05/15/53(a)	1,465	1,439,771
5.50%, 01/15/55	1,365	1,374,746
5.55%, 03/15/54(a)	1,240	1,257,504
5.65%, 01/15/65	1,650	1,669,700
5.70%, 09/15/63(a)	1,145	1,176,214
5.90%, 10/15/32(a)	1,004	1,082,030
5.90%, 05/15/38	445	476,167
5.95%, 03/15/46	165	175,371
6.50%, 02/01/39	2,040	2,298,769
6.95%, 04/15/29	1,715	1,881,659
Continental Resources Inc./OK
2.27%, 11/15/26(b)	1,928	1,827,133
2.88%, 04/01/32(b)	1,330	1,117,569
4.38%, 01/15/28	1,993	1,950,485
4.90%, 06/01/44	1,191	994,525
5.75%, 01/15/31(b)	2,005	2,019,747
Coterra Energy Inc.
3.90%, 05/15/27	1,740	1,703,957
4.38%, 03/15/29	867	844,361
5.60%, 03/15/34	660	669,902
Devon Energy Corp.
4.50%, 01/15/30	1,569	1,535,247
4.75%, 05/15/42	1,482	1,292,674
5.00%, 06/15/45	1,040	914,272
5.20%, 09/15/34(a)	1,305	1,274,923
5.25%, 10/15/27	1,128	1,130,691
5.60%, 07/15/41	2,230	2,153,820
5.75%, 09/15/54	1,375	1,325,269
5.85%, 12/15/25	929	935,599
5.88%, 06/15/28(a)	780	784,142
7.88%, 09/30/31	419	481,994
7.95%, 04/15/32	660	758,062
Diamondback Energy Inc.
3.13%, 03/24/31	1,226	1,101,736
3.25%, 12/01/26	1,362	1,326,720
3.50%, 12/01/29	1,532	1,438,698
4.25%, 03/15/52	1,258	1,007,076
4.40%, 03/24/51(a)	1,130	930,325
5.15%, 01/30/30	1,505	1,523,030
5.20%, 04/18/27	1,675	1,696,502
5.40%, 04/18/34	1,925	1,944,311
5.75%, 04/18/54	1,705	1,699,207
5.90%, 04/18/64	1,225	1,221,143
6.25%, 03/15/33	1,760	1,871,394
6.25%, 03/15/53	1,000	1,059,172
Empresa Nacional del Petroleo
4.50%, 09/14/47(a)(b)	1,031	801,018
5.25%, 11/06/29(a)(b)	950	939,634
5.95%, 07/30/34(b)	370	372,981
6.15%, 05/10/33(b)	1,135	1,151,687
Eni SpA
4.25%, 05/09/29(a)(b)	1,730	1,698,245
5.50%, 05/15/34(b)	1,230	1,248,828
5.70%, 10/01/40(b)	655	640,923
5.95%, 05/15/54(a)(b)	1,115	1,133,017
Series X-R, 4.75%, 09/12/28(b)	1,930	1,931,973
Eni USA Inc., 7.30%, 11/15/27	1,110	1,184,623

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc.
3.90%, 04/01/35	$1,031	$943,743
4.15%, 01/15/26	1,321	1,314,143
4.38%, 04/15/30	1,408	1,388,120
4.95%, 04/15/50	1,515	1,419,211
5.10%, 01/15/36(a)	110	110,558
5.65%, 12/01/54(a)	515	530,012
EQT Corp.
3.13%, 05/15/26(a)(b)	929	903,623
3.63%, 05/15/31(b)	855	778,919
3.90%, 10/01/27	1,520	1,485,591
5.00%, 01/15/29(a)	713	711,261
5.70%, 04/01/28	886	906,118
5.75%, 02/01/34(a)	1,060	1,084,591
7.00%, 02/01/30(a)	860	928,696
Equinor ASA
1.75%, 01/22/26	1,061	1,028,907
2.38%, 05/22/30	1,057	948,413
3.00%, 04/06/27(a)	962	934,017
3.13%, 04/06/30(a)	1,888	1,762,205
3.25%, 11/18/49	1,187	863,153
3.63%, 09/10/28	1,250	1,219,056
3.63%, 04/06/40	774	649,265
3.70%, 04/06/50	1,607	1,270,152
3.95%, 05/15/43	1,242	1,066,859
4.25%, 11/23/41	684	613,748
4.80%, 11/08/43	898	867,346
5.10%, 08/17/40	1,008	1,006,113
6.50%, 12/01/28(b)	605	649,004
6.80%, 01/15/28(a)	625	663,635
7.15%, 01/15/29(a)	115	125,231
7.25%, 09/23/27	734	788,843
Expand Energy Corp.
4.75%, 02/01/32	1,535	1,460,773
5.38%, 02/01/29	205	204,035
5.38%, 03/15/30	30	29,783
5.70%, 01/15/35	405	410,254
5.88%, 02/01/29(a)(b)	105	105,063
6.75%, 04/15/29(a)(b)	5	5,075
Exxon Mobil Corp.
2.28%, 08/16/26	1,817	1,755,636
2.44%, 08/16/29	2,207	2,024,632
2.61%, 10/15/30	3,023	2,725,286
3.00%, 08/16/39	1,442	1,138,285
3.04%, 03/01/26	2,755	2,706,126
3.10%, 08/16/49	2,364	1,672,861
3.29%, 03/19/27(a)	1,717	1,684,425
3.45%, 04/15/51(a)	3,796	2,835,775
3.48%, 03/19/30	2,745	2,616,001
3.57%, 03/06/45	1,730	1,372,013
4.11%, 03/01/46	3,397	2,895,514
4.23%, 03/19/40	2,961	2,692,720
4.33%, 03/19/50	3,441	3,000,490
GS Caltex Corp., 4.50%, 01/05/26(b)	455	452,687
Harbour Energy PLC, 5.50%, 10/15/26(b)	5	4,978
Helmerich & Payne Inc.
2.90%, 09/29/31	997	852,042
4.65%, 12/01/27(a)(b)	470	466,019
4.85%, 12/01/29(a)(b)	120	117,436
5.50%, 12/01/34(a)(b)	305	295,893
Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp.
4.30%, 04/01/27	$2,035	$2,020,235
5.60%, 02/15/41	2,016	2,057,976
5.80%, 04/01/47(a)	937	975,289
6.00%, 01/15/40	1,309	1,394,053
7.13%, 03/15/33	804	912,882
7.30%, 08/15/31	1,102	1,251,818
7.88%, 10/01/29	701	794,434
HF Sinclair Corp.
4.50%, 10/01/30	630	603,398
5.00%, 02/01/28	475	472,485
5.88%, 04/01/26	1,311	1,322,528
6.38%, 04/15/27	275	279,025
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	175	190,458
KazMunayGas National Co. JSC
3.50%, 04/14/33(b)	585	498,060
4.75%, 04/19/27(b)	200	197,910
5.38%, 04/24/30(a)(b)	1,600	1,580,464
5.75%, 04/19/47(b)	2,235	1,997,732
6.38%, 10/24/48(a)(b)	2,581	2,475,902
Marathon Oil Corp.
4.40%, 07/15/27	1,919	1,910,841
5.20%, 06/01/45(a)	869	859,111
5.30%, 04/01/29	765	787,725
5.70%, 04/01/34(a)	980	1,046,993
6.60%, 10/01/37	1,350	1,531,127
6.80%, 03/15/32(a)	808	904,369
Marathon Petroleum Corp.
3.80%, 04/01/28	1,114	1,081,010
4.50%, 04/01/48	964	790,696
4.75%, 09/15/44	1,372	1,194,079
5.00%, 09/15/54	398	347,031
5.13%, 12/15/26	1,426	1,435,735
5.85%, 12/15/45(a)	451	447,465
6.50%, 03/01/41	1,800	1,939,199
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,330	1,438,773
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(g)	1,447	795,850
3.40%, 04/15/26	355	346,961
3.50%, 08/15/29	600	554,749
4.10%, 02/15/47	449	321,067
4.20%, 03/15/48(a)	580	434,535
4.40%, 04/15/46	730	571,163
4.40%, 08/15/49	537	403,565
4.63%, 06/15/45(a)	490	386,496
5.00%, 08/01/27	1,140	1,143,244
5.20%, 08/01/29	2,055	2,062,129
5.38%, 01/01/32(a)	1,200	1,193,852
5.50%, 12/01/25	605	606,657
5.55%, 03/15/26	455	457,393
5.55%, 10/01/34(a)	1,110	1,103,719
6.05%, 10/01/54	1,400	1,382,868
6.13%, 01/01/31	1,445	1,498,376
6.20%, 03/15/40	1,210	1,238,753
6.38%, 09/01/28(a)	550	572,740
6.45%, 09/15/36	2,550	2,679,274
6.60%, 03/15/46	1,650	1,737,858
6.63%, 09/01/30	2,435	2,579,824
7.50%, 05/01/31	1,055	1,175,085
7.88%, 09/15/31	835	942,209

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.95%, 06/15/39	$570	$668,341
8.50%, 07/15/27(a)	650	697,819
8.88%, 07/15/30	1,340	1,541,570
Ovintiv Inc.
5.38%, 01/01/26	904	906,559
5.65%, 05/15/28	1,210	1,234,233
6.25%, 07/15/33	870	912,353
6.50%, 08/15/34(a)	1,070	1,137,043
6.50%, 02/01/38	447	471,513
6.63%, 08/15/37	801	854,126
7.10%, 07/15/53(a)	838	948,874
7.20%, 11/01/31	687	752,580
7.38%, 11/01/31	750	832,594
8.13%, 09/15/30	658	748,210
Patterson-UTI Energy Inc.
3.95%, 02/01/28	250	240,279
5.15%, 11/15/29(a)	360	356,509
7.15%, 10/01/33	625	669,752
Pertamina Persero PT
1.40%, 02/09/26(a)(b)	987	943,207
2.30%, 02/09/31(b)	1,420	1,208,925
3.10%, 01/21/30(b)	760	690,714
3.10%, 08/27/30(a)(b)	780	704,402
3.65%, 07/30/29(a)(b)	2,060	1,950,185
4.15%, 02/25/60(a)(b)	1,810	1,375,325
4.18%, 01/21/50(a)(b)	1,195	949,240
4.70%, 07/30/49(a)(b)	972	837,061
5.63%, 05/20/43(a)(b)	1,915	1,877,107
6.00%, 05/03/42(a)(b)	1,865	1,889,431
6.45%, 05/30/44(b)	1,952	2,085,417
6.50%, 05/27/41(b)	430	461,433
6.50%, 11/07/48(b)	1,200	1,303,488
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	870	913,176
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	1,850	1,582,547
3.40%, 04/28/61(a)(b)	2,175	1,538,690
3.50%, 04/21/30(a)(b)	3,978	3,740,032
4.50%, 03/18/45(a)(b)	2,210	1,993,663
4.55%, 04/21/50(b)	4,453	4,000,451
4.80%, 04/21/60(b)	1,392	1,284,621
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	910	837,034
Phillips 66
1.30%, 02/15/26	876	841,045
2.15%, 12/15/30	1,386	1,190,820
3.30%, 03/15/52	2,015	1,381,171
3.90%, 03/15/28	2,138	2,088,518
4.65%, 11/15/34	1,981	1,901,576
4.88%, 11/15/44	2,386	2,164,278
5.88%, 05/01/42	1,740	1,813,809
Phillips 66 Co.
3.15%, 12/15/29	1,103	1,021,759
3.55%, 10/01/26	1,104	1,082,854
3.75%, 03/01/28(a)	488	476,282
4.68%, 02/15/45	840	740,140
4.90%, 10/01/46	974	877,734
4.95%, 12/01/27	1,460	1,475,160
4.95%, 03/15/35(a)	1,440	1,400,764
5.25%, 06/15/31	1,235	1,257,375
5.30%, 06/30/33	1,440	1,458,340
5.50%, 03/15/55(a)	495	483,125
Security	Par (000)	Value
Oil & Gas (continued)
5.65%, 06/15/54	$655	$652,282
Pioneer Natural Resources Co.
1.13%, 01/15/26	544	523,821
1.90%, 08/15/30	1,191	1,026,946
2.15%, 01/15/31	803	694,368
5.10%, 03/29/26	995	1,002,235
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	45	45,908
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)(b)	820	584,262
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,110	1,049,809
2.99%, 01/15/30(a)(b)	395	361,837
3.90%, 12/06/59(a)(b)	975	752,462
Qatar Energy
1.38%, 09/12/26(a)(b)	1,947	1,836,002
2.25%, 07/12/31(b)	3,756	3,219,839
3.13%, 07/12/41(a)(b)	5,625	4,271,119
3.30%, 07/12/51(b)	5,892	4,189,289
QatarEnergy LNG S3
5.84%, 09/30/27(b)	691	700,088
6.33%, 09/30/27(b)	851	864,239
Raizen Fuels Finance SA
5.30%, 01/20/27(b)	45	45,059
5.70%, 01/17/35(b)	1,385	1,332,841
6.45%, 03/05/34(b)	963	987,376
6.95%, 03/05/54(a)(b)	510	527,542
Reliance Industries Ltd.
2.88%, 01/12/32(b)	2,450	2,128,549
3.63%, 01/12/52(a)(b)	2,545	1,879,458
3.67%, 11/30/27(b)	150	145,298
3.75%, 01/12/62(b)	1,075	781,168
4.88%, 02/10/45(b)	290	269,984
SA Global Sukuk Ltd.
1.60%, 06/17/26(a)(b)	535	508,255
2.69%, 06/17/31(b)	3,102	2,725,882
4.25%, 10/02/29(b)	105	102,438
4.75%, 10/02/34(b)	2,010	1,981,108
Santos Finance Ltd.
3.65%, 04/29/31(b)	1,681	1,503,717
6.88%, 09/19/33(b)	1,090	1,169,123
Saudi Arabian Oil Co.
2.25%, 11/24/30(b)	2,528	2,180,400
3.25%, 11/24/50(b)	2,669	1,824,069
3.50%, 04/16/29(a)(b)	2,991	2,833,733
3.50%, 11/24/70(a)(b)	2,968	1,900,894
4.25%, 04/16/39(a)(b)	4,307	3,807,345
4.38%, 04/16/49(b)	4,621	3,852,518
5.25%, 07/17/34(b)	3,609	3,637,417
5.75%, 07/17/54(b)	3,089	3,015,936
5.88%, 07/17/64(b)	3,505	3,420,228
Shell Finance U.S. Inc.
2.38%, 11/07/29	2,160	1,958,946
2.75%, 04/06/30	2,871	2,628,483
3.25%, 04/06/50(a)	2,807	2,019,341
3.75%, 09/12/46	1,934	1,540,749
4.00%, 05/10/46	3,040	2,506,984
4.13%, 05/11/35	2,534	2,387,718
4.38%, 05/11/45	3,331	2,928,555
4.55%, 08/12/43	1,581	1,446,303

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell International Finance BV
2.38%, 11/07/29(a)	$155	$141,813
2.50%, 09/12/26	1,731	1,676,613
2.88%, 05/10/26(a)	2,711	2,649,261
2.88%, 11/26/41	1,055	782,581
3.00%, 11/26/51	1,700	1,148,980
3.13%, 11/07/49(a)	1,702	1,192,628
3.63%, 08/21/42	906	739,947
3.88%, 11/13/28(a)	2,985	2,932,342
4.13%, 05/11/35	5	4,710
4.38%, 05/11/45	20	17,422
5.50%, 03/25/40	1,480	1,539,089
6.38%, 12/15/38	3,783	4,269,468
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	255	232,753
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	1,262	1,267,978
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	1,235	1,117,860
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,303	1,260,638
3.50%, 05/03/26(a)(b)	565	556,145
4.25%, 05/03/46(b)	790	725,841
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	1,470	1,424,933
3.63%, 04/12/27(b)	2,085	2,048,339
4.00%, 09/13/47(b)	735	650,269
4.25%, 04/12/47(a)(b)	310	285,305
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(b)	385	371,798
2.30%, 01/08/31(a)(b)	1,129	1,000,759
2.70%, 05/13/30(a)(b)	1,720	1,585,429
2.95%, 08/08/29(a)(b)	924	869,786
2.95%, 11/12/29(b)	634	595,343
3.10%, 01/08/51(b)	710	527,355
3.35%, 05/13/50(b)	1,099	860,900
3.44%, 11/12/49(a)(b)	530	421,942
3.68%, 08/08/49(a)(b)	1,112	925,963
4.25%, 09/12/28(a)(b)	870	867,323
4.60%, 09/12/48(a)(b)	1,013	978,273
Suncor Energy Inc.
3.75%, 03/04/51(a)	1,315	974,524
4.00%, 11/15/47	1,220	947,714
5.95%, 12/01/34	639	676,296
6.80%, 05/15/38	704	775,216
6.85%, 06/01/39	1,191	1,333,874
7.00%, 11/15/28(a)	240	259,243
7.15%, 02/01/32	840	935,685
7.88%, 06/15/26	595	619,846
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	500	430,431
4.00%, 08/15/26(b)	795	772,131
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	685	592,066
3.50%, 10/17/49(b)	1,130	768,759
3.75%, 06/18/50(b)	995	696,248
4.63%, 11/20/28(a)(b)	490	480,923
5.38%, 11/20/48(b)	640	589,563
Tosco Corp., 8.13%, 02/15/30	656	764,780
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital International SA
2.83%, 01/10/30	$1,971	$1,813,002
2.99%, 06/29/41	1,493	1,125,475
3.13%, 05/29/50	3,750	2,617,208
3.39%, 06/29/60	961	664,269
3.46%, 02/19/29	2,229	2,140,020
3.46%, 07/12/49	1,540	1,145,872
TotalEnergies Capital SA
3.88%, 10/11/28(a)	1,684	1,651,178
4.72%, 09/10/34(a)	1,150	1,135,247
5.15%, 04/05/34	1,815	1,840,848
5.28%, 09/10/54(a)	1,275	1,246,134
5.43%, 09/10/64	1,800	1,767,215
5.49%, 04/05/54	2,465	2,487,699
5.64%, 04/05/64	1,440	1,458,870
Valero Energy Corp.
2.15%, 09/15/27	1,077	1,010,618
2.80%, 12/01/31(a)	855	743,143
3.40%, 09/15/26	510	498,351
3.65%, 12/01/51	1,400	1,002,302
4.00%, 04/01/29	502	487,145
4.00%, 06/01/52(a)	993	756,204
4.35%, 06/01/28	1,258	1,243,447
4.90%, 03/15/45(a)	568	522,671
6.63%, 06/15/37	2,246	2,467,660
7.50%, 04/15/32	825	946,258
Var Energi ASA
7.50%, 01/15/28(b)	815	867,030
8.00%, 11/15/32(b)	1,475	1,686,667
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	1,225	1,198,275
3.70%, 03/15/28(b)	1,795	1,722,807
4.50%, 03/04/29(b)	1,721	1,686,293
5.10%, 09/12/34	1,375	1,345,452
5.70%, 09/12/54	1,475	1,456,072
XTO Energy Inc., 6.75%, 08/01/37	612	698,309
		541,857,361
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,895	1,874,828
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	1,552	1,478,648
3.14%, 11/07/29(a)	925	863,081
3.34%, 12/15/27	2,653	2,558,193
4.08%, 12/15/47	1,973	1,635,147
4.49%, 05/01/30	837	829,576
Guara Norte SARL, 5.20%, 06/15/34(b)	277	260,521
Halliburton Co.
2.92%, 03/01/30	2,043	1,864,665
4.50%, 11/15/41	855	764,356
4.75%, 08/01/43	1,508	1,379,863
4.85%, 11/15/35(a)	1,560	1,530,609
5.00%, 11/15/45(a)	2,688	2,527,602
6.70%, 09/15/38	1,342	1,516,644
7.45%, 09/15/39	1,423	1,717,629
NOV Inc.
3.60%, 12/01/29(a)	1,133	1,066,749
3.95%, 12/01/42	1,749	1,360,338
Schlumberger Holdings Corp.
3.90%, 05/17/28(b)	1,522	1,489,716
4.00%, 12/21/25(a)(b)	918	911,255

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
4.30%, 05/01/29(a)(b)	$1,039	$1,023,172
5.00%, 05/29/27(b)	650	655,678
5.00%, 11/15/29(a)(b)	650	658,152
Schlumberger Investment SA
2.65%, 06/26/30	1,654	1,493,938
4.50%, 05/15/28	450	450,331
4.85%, 05/15/33	450	449,386
5.00%, 06/01/34	650	654,075
		31,014,152
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	60	58,996
4.50%, 05/15/28	1,050	1,038,020
5.63%, 05/26/33	745	770,620
Amcor Flexibles North America Inc.
2.63%, 06/19/30	1,318	1,172,149
2.69%, 05/25/31	1,088	951,621
3.10%, 09/15/26	680	658,281
Amcor Group Finance PLC, 5.45%, 05/23/29	725	739,016
AptarGroup Inc., 3.60%, 03/15/32	290	264,147
Berry Global Inc.
1.57%, 01/15/26	1,665	1,604,902
1.65%, 01/15/27	975	914,657
4.88%, 07/15/26(b)	859	855,065
5.50%, 04/15/28	760	772,601
5.65%, 01/15/34(b)	765	783,097
5.80%, 06/15/31(b)	850	880,134
CCL Industries Inc.
3.05%, 06/01/30(b)	1,315	1,195,777
3.25%, 10/01/26(b)	715	694,139
Graphic Packaging International LLC, 1.51%, 04/15/26(b)	932	885,849
Packaging Corp. of America
3.00%, 12/15/29	985	909,576
3.05%, 10/01/51	1,050	710,978
3.40%, 12/15/27	1,446	1,395,269
4.05%, 12/15/49	619	500,704
5.70%, 12/01/33	465	486,669
Sealed Air Corp., 1.57%, 10/15/26(b)	1,233	1,156,460
Silgan Holdings Inc., 1.40%, 04/01/26(b)	1,070	1,016,538
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	835	846,356
5.44%, 04/03/34(b)	1,450	1,479,846
5.78%, 04/03/54(a)(b)	405	419,143
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(b)	265	270,309
Sonoco Products Co.
2.25%, 02/01/27	835	792,006
2.85%, 02/01/32(a)	770	668,558
3.13%, 05/01/30	1,395	1,278,634
4.45%, 09/01/26	220	218,671
4.60%, 09/01/29	290	284,961
5.00%, 09/01/34	925	902,740
5.75%, 11/01/40(a)	45	46,111
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	475	516,626
WestRock MWV LLC
7.95%, 02/15/31(a)	540	621,274
8.20%, 01/15/30(a)	680	781,248
WRKCo Inc.
3.00%, 06/15/33	1,202	1,033,443
3.38%, 09/15/27	854	825,045
Security	Par (000)	Value
Packaging & Containers (continued)
3.90%, 06/01/28	$1,025	$995,572
4.00%, 03/15/28	953	928,943
4.20%, 06/01/32	661	629,776
4.65%, 03/15/26	1,179	1,180,892
4.90%, 03/15/29	1,334	1,335,682
		36,471,101
Pharmaceuticals — 4.3%
AbbVie Inc.
2.95%, 11/21/26	5,380	5,225,241
3.20%, 05/14/26	2,996	2,941,470
3.20%, 11/21/29	7,983	7,484,178
4.05%, 11/21/39	5,648	5,027,483
4.25%, 11/14/28(a)	2,442	2,425,183
4.25%, 11/21/49	7,969	6,868,629
4.30%, 05/14/36	1,568	1,474,337
4.40%, 11/06/42	3,559	3,212,840
4.45%, 05/14/46	2,856	2,552,563
4.50%, 05/14/35(a)	3,565	3,431,194
4.55%, 03/15/35	2,573	2,490,187
4.63%, 10/01/42(a)	500	461,465
4.70%, 05/14/45	3,817	3,538,657
4.75%, 03/15/45	1,328	1,243,183
4.80%, 03/15/27	3,285	3,309,302
4.80%, 03/15/29	3,875	3,908,854
4.85%, 06/15/44	1,567	1,482,422
4.88%, 11/14/48	2,680	2,526,341
4.95%, 03/15/31	3,605	3,649,444
5.05%, 03/15/34	4,370	4,425,530
5.35%, 03/15/44	880	892,543
5.40%, 03/15/54	4,440	4,505,697
5.50%, 03/15/64	2,110	2,147,559
Astrazeneca Finance LLC
1.20%, 05/28/26	1,940	1,851,207
1.75%, 05/28/28	1,433	1,306,923
2.25%, 05/28/31	1,405	1,220,303
4.80%, 02/26/27	1,695	1,710,274
4.85%, 02/26/29	2,125	2,151,110
4.88%, 03/03/28	1,755	1,777,311
4.88%, 03/03/33	850	858,855
4.90%, 03/03/30	1,225	1,243,329
4.90%, 02/26/31	1,465	1,486,393
5.00%, 02/26/34	1,620	1,637,752
AstraZeneca PLC
0.70%, 04/08/26	1,742	1,658,085
1.38%, 08/06/30	2,202	1,855,777
2.13%, 08/06/50	965	557,259
3.00%, 05/28/51	1,520	1,064,312
3.13%, 06/12/27	1,415	1,375,863
4.00%, 01/17/29	1,812	1,780,009
4.00%, 09/18/42	1,535	1,334,665
4.38%, 11/16/45	1,339	1,206,558
4.38%, 08/17/48	936	835,709
6.45%, 09/15/37	3,245	3,662,979
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	294	305,519
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	608	439,956
4.20%, 07/15/34(b)	719	637,265
4.25%, 12/15/25(b)	3,307	3,278,526
4.38%, 12/15/28(b)	4,487	4,331,910
4.40%, 07/15/44(a)(b)	1,297	1,008,478
4.63%, 06/25/38(a)(b)	1,497	1,294,669

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.65%, 11/15/43(b)	$330	$263,311
4.70%, 07/15/64(a)(b)	1,095	836,278
4.88%, 06/25/48(a)(b)	2,985	2,460,664
5.50%, 07/30/35(b)	500	477,743
Bayer U.S. Finance LLC
6.13%, 11/21/26(a)(b)	1,585	1,618,109
6.25%, 01/21/29(a)(b)	1,325	1,366,776
6.38%, 11/21/30(b)	1,990	2,073,060
6.50%, 11/21/33(b)	2,120	2,209,728
6.88%, 11/21/53(a)(b)	1,215	1,291,952
Becton Dickinson & Co.
1.96%, 02/11/31	1,617	1,367,806
2.82%, 05/20/30	1,391	1,259,595
3.70%, 06/06/27	2,743	2,687,898
3.79%, 05/20/50	990	772,665
4.30%, 08/22/32	875	837,965
4.67%, 06/06/47	2,304	2,061,788
4.69%, 02/13/28(a)	1,230	1,233,808
4.69%, 12/15/44	1,576	1,424,489
4.87%, 02/08/29	495	498,790
5.08%, 06/07/29	910	923,535
5.11%, 02/08/34(a)	225	226,311
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	1,698	1,548,918
1.45%, 11/13/30(a)	2,156	1,810,772
2.35%, 11/13/40	1,213	844,695
2.55%, 11/13/50	2,296	1,413,164
2.95%, 03/15/32	2,460	2,190,217
3.20%, 06/15/26	2,576	2,528,479
3.25%, 02/27/27	555	541,557
3.25%, 08/01/42	900	692,968
3.40%, 07/26/29	3,741	3,561,553
3.45%, 11/15/27(a)	1,035	1,010,030
3.55%, 03/15/42	1,835	1,480,346
3.70%, 03/15/52	3,002	2,327,199
3.90%, 02/20/28	1,578	1,553,729
3.90%, 03/15/62	1,669	1,269,260
4.13%, 06/15/39	3,060	2,750,799
4.25%, 10/26/49	5,387	4,595,904
4.35%, 11/15/47	1,929	1,676,517
4.50%, 03/01/44	275	247,646
4.55%, 02/20/48	1,782	1,598,869
4.63%, 05/15/44	1,175	1,084,471
4.90%, 02/22/27(a)	905	915,175
4.90%, 02/22/29(a)	2,210	2,241,527
5.00%, 08/15/45	1,060	1,023,017
5.10%, 02/22/31	1,730	1,767,450
5.20%, 02/22/34(a)	3,570	3,654,617
5.50%, 02/22/44(a)	605	623,467
5.55%, 02/22/54	3,580	3,702,233
5.65%, 02/22/64	2,440	2,495,278
5.75%, 02/01/31	1,350	1,426,487
5.88%, 11/15/36(a)	517	557,572
5.90%, 11/15/33	1,710	1,836,326
6.25%, 11/15/53	1,720	1,929,298
6.40%, 11/15/63	1,565	1,779,149
6.80%, 11/15/26	1,040	1,086,871
Cardinal Health Inc.
3.41%, 06/15/27	1,576	1,530,753
4.37%, 06/15/47(a)	852	718,001
4.50%, 11/15/44	667	575,987
Security	Par (000)	Value
Pharmaceuticals (continued)
4.60%, 03/15/43	$610	$538,947
4.70%, 11/15/26	440	439,550
4.90%, 09/15/45	794	723,790
5.00%, 11/15/29	470	472,824
5.13%, 02/15/29	1,125	1,140,315
5.35%, 11/15/34	435	439,319
5.45%, 02/15/34	440	447,651
5.75%, 11/15/54	325	334,124
Cencora Inc.
2.70%, 03/15/31(a)	1,685	1,482,564
2.80%, 05/15/30(a)	1,040	938,762
3.45%, 12/15/27	1,198	1,158,927
4.25%, 03/01/45(a)	990	848,686
4.30%, 12/15/47(a)	987	834,931
5.13%, 02/15/34(a)	370	370,636
CVS Health Corp.
1.30%, 08/21/27	3,474	3,163,944
1.75%, 08/21/30	1,730	1,441,020
1.88%, 02/28/31	1,800	1,479,981
2.13%, 09/15/31	1,480	1,215,328
2.70%, 08/21/40	1,803	1,234,129
2.88%, 06/01/26	2,369	2,301,690
3.00%, 08/15/26	1,269	1,230,416
3.25%, 08/15/29	2,647	2,448,215
3.63%, 04/01/27	1,211	1,179,714
3.75%, 04/01/30	2,129	1,991,472
4.13%, 04/01/40	1,771	1,466,617
4.25%, 04/01/50	1,135	889,279
4.30%, 03/25/28	7,236	7,097,199
4.78%, 03/25/38	7,206	6,545,476
4.88%, 07/20/35	703	668,247
5.00%, 02/20/26	1,965	1,967,309
5.00%, 01/30/29	1,840	1,845,075
5.05%, 03/25/48	11,094	9,832,770
5.13%, 02/21/30	2,455	2,456,244
5.13%, 07/20/45	5,063	4,553,417
5.25%, 01/30/31	1,160	1,162,818
5.25%, 02/21/33	2,610	2,590,196
5.30%, 06/01/33	1,830	1,816,011
5.30%, 12/05/43	415	384,920
5.40%, 06/01/29(a)	2,190	2,227,017
5.55%, 06/01/31	1,910	1,941,021
5.63%, 02/21/53(a)	1,785	1,705,777
5.70%, 06/01/34(a)	1,787	1,822,373
5.88%, 06/01/53	1,905	1,877,749
6.00%, 06/01/44	1,535	1,540,843
6.00%, 06/01/63	1,155	1,139,919
6.05%, 06/01/54	1,695	1,714,991
6.13%, 09/15/39	783	797,578
6.25%, 06/01/27	710	733,085
Eli Lilly & Co.
2.25%, 05/15/50	2,203	1,316,517
2.50%, 09/15/60	1,257	724,913
3.10%, 05/15/27(a)	891	867,468
3.38%, 03/15/29	1,743	1,675,131
3.70%, 03/01/45	750	616,512
3.95%, 05/15/47	321	270,888
3.95%, 03/15/49	1,445	1,205,213
4.15%, 08/14/27	1,350	1,345,545
4.15%, 03/15/59	895	749,794
4.20%, 08/14/29	1,420	1,407,416

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/09/27(a)	$1,420	$1,425,822
4.50%, 02/09/29	1,735	1,742,067
4.60%, 08/14/34	1,610	1,587,640
4.70%, 02/27/33(a)	1,345	1,347,787
4.70%, 02/09/34	2,195	2,174,874
4.88%, 02/27/53	2,192	2,100,046
4.95%, 02/27/63	1,435	1,368,875
5.00%, 02/09/54	2,085	2,029,937
5.05%, 08/14/54	1,525	1,498,645
5.10%, 02/09/64	1,840	1,788,126
5.20%, 08/14/64	770	759,703
5.50%, 03/15/27	480	493,598
5.55%, 03/15/37	265	280,106
5.95%, 11/15/37(a)	425	468,560
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	3,339	3,281,569
4.20%, 03/18/43	870	770,311
5.38%, 04/15/34(a)	895	934,682
6.38%, 05/15/38	3,993	4,467,918
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	1,359	1,299,070
Johnson & Johnson
0.95%, 09/01/27	2,706	2,484,457
1.30%, 09/01/30	2,401	2,039,596
2.10%, 09/01/40	1,515	1,058,544
2.25%, 09/01/50	1,100	680,480
2.45%, 09/01/60	1,648	969,985
2.90%, 01/15/28	1,720	1,653,390
2.95%, 03/03/27	1,618	1,571,036
3.40%, 01/15/38(a)	1,756	1,512,415
3.50%, 01/15/48	1,214	968,069
3.55%, 03/01/36	1,931	1,735,694
3.63%, 03/03/37	1,272	1,134,664
3.70%, 03/01/46	2,701	2,247,587
3.75%, 03/03/47	1,633	1,360,842
4.38%, 12/05/33(a)	1,267	1,262,635
4.50%, 09/01/40(a)	940	928,337
4.50%, 12/05/43(a)	840	819,022
4.80%, 06/01/29	1,525	1,556,094
4.85%, 05/15/41(a)	419	421,653
4.90%, 06/01/31(a)	1,480	1,514,667
4.95%, 05/15/33(a)	711	741,175
4.95%, 06/01/34(a)	1,330	1,366,076
5.25%, 06/01/54	1,225	1,271,241
5.85%, 07/15/38(a)	926	1,019,140
5.95%, 08/15/37	1,342	1,491,384
6.95%, 09/01/29	460	516,791
McKesson Corp.
1.30%, 08/15/26(a)	975	924,490
3.95%, 02/16/28	932	918,951
4.25%, 09/15/29(a)	530	523,053
4.88%, 03/15/44(a)	657	603,796
4.90%, 07/15/28	470	475,429
5.10%, 07/15/33	675	687,829
Mead Johnson Nutrition Co.
4.60%, 06/01/44	585	530,373
5.90%, 11/01/39(a)	410	437,120
Merck & Co. Inc.
1.45%, 06/24/30	945	802,086
1.70%, 06/10/27(a)	2,614	2,454,494
1.90%, 12/10/28	1,747	1,586,776
2.15%, 12/10/31	3,110	2,656,964
Security	Par (000)	Value
Pharmaceuticals (continued)
2.35%, 06/24/40	$1,163	$818,459
2.45%, 06/24/50	1,916	1,178,567
2.75%, 12/10/51	3,083	1,988,036
2.90%, 12/10/61	2,215	1,365,264
3.40%, 03/07/29	2,768	2,656,293
3.60%, 09/15/42	872	707,984
3.70%, 02/10/45	2,896	2,344,763
3.90%, 03/07/39	1,666	1,469,022
4.00%, 03/07/49	2,302	1,911,218
4.05%, 05/17/28(a)	435	432,413
4.15%, 05/18/43	1,804	1,583,183
4.30%, 05/17/30(a)	1,690	1,677,118
4.50%, 05/17/33(a)	1,275	1,257,935
4.90%, 05/17/44	1,180	1,142,251
5.00%, 05/17/53(a)	2,125	2,048,010
5.15%, 05/17/63	1,435	1,391,655
6.50%, 12/01/33(a)	1,145	1,300,307
6.55%, 09/15/37	520	596,187
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	373	400,221
5.85%, 06/30/39(a)	340	363,321
5.95%, 12/01/28(a)	1,015	1,070,966
6.40%, 03/01/28(a)	1,100	1,165,952
Mylan Inc.
4.55%, 04/15/28	1,544	1,522,856
5.20%, 04/15/48	1,103	951,524
5.40%, 11/29/43	691	639,100
Novartis Capital Corp.
2.00%, 02/14/27	2,066	1,966,992
2.20%, 08/14/30	2,649	2,345,679
2.75%, 08/14/50(a)	2,061	1,390,052
3.10%, 05/17/27	1,765	1,715,849
3.70%, 09/21/42(a)	1,093	919,592
3.80%, 09/18/29	1,430	1,391,253
4.00%, 09/18/31	1,025	991,620
4.00%, 11/20/45	1,353	1,163,983
4.20%, 09/18/34	1,130	1,080,445
4.40%, 05/06/44	3,012	2,772,011
4.70%, 09/18/54	555	519,305
Pfizer Inc.
1.70%, 05/28/30	1,640	1,413,156
1.75%, 08/18/31(a)	1,653	1,381,280
2.55%, 05/28/40	1,386	1,002,276
2.63%, 04/01/30	1,983	1,801,270
2.70%, 05/28/50	2,119	1,381,214
2.75%, 06/03/26	1,862	1,815,785
3.00%, 12/15/26	2,422	2,353,935
3.45%, 03/15/29(a)	2,943	2,828,632
3.60%, 09/15/28(a)	1,653	1,609,380
3.90%, 03/15/39	1,328	1,159,890
4.00%, 12/15/36	1,414	1,295,750
4.00%, 03/15/49(a)	2,119	1,750,638
4.10%, 09/15/38	1,368	1,239,667
4.13%, 12/15/46	1,934	1,628,361
4.20%, 09/15/48	1,556	1,323,550
4.30%, 06/15/43	1,226	1,087,961
4.40%, 05/15/44(a)	1,368	1,234,072
5.60%, 09/15/40	742	767,767
7.20%, 03/15/39	3,330	4,012,815
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	4,140	4,136,057

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.45%, 05/19/28	$5,470	$5,457,500
4.65%, 05/19/30	4,445	4,445,188
4.75%, 05/19/33	7,070	6,995,730
5.11%, 05/19/43	3,970	3,891,860
5.30%, 05/19/53(a)	8,450	8,353,261
5.34%, 05/19/63	5,675	5,509,408
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	295	284,764
Sanofi SA, 3.63%, 06/19/28	1,851	1,806,074
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	163	159,257
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	3,465	3,022,807
3.03%, 07/09/40	2,480	1,877,544
3.18%, 07/09/50(a)	3,135	2,157,499
3.38%, 07/09/60(a)	1,326	893,057
5.00%, 11/26/28	2,973	3,007,000
5.30%, 07/05/34	1,130	1,146,432
5.65%, 07/05/44	895	917,630
5.65%, 07/05/54(a)	1,000	1,021,351
5.80%, 07/05/64	675	691,122
Utah Acquisition Sub Inc.
3.95%, 06/15/26	2,526	2,486,992
5.25%, 06/15/46	1,336	1,172,619
Viatris Inc.
2.30%, 06/22/27	1,678	1,574,329
2.70%, 06/22/30	1,768	1,551,204
3.85%, 06/22/40	2,401	1,868,540
4.00%, 06/22/50	2,963	2,124,418
Wyeth LLC
5.95%, 04/01/37	2,461	2,650,500
6.00%, 02/15/36	860	930,451
6.50%, 02/01/34	1,118	1,247,628
Zoetis Inc.
2.00%, 05/15/30	719	624,856
3.00%, 09/12/27	1,569	1,508,128
3.00%, 05/15/50	856	580,759
3.90%, 08/20/28	1,144	1,116,593
3.95%, 09/12/47	597	483,195
4.45%, 08/20/48	469	406,678
4.70%, 02/01/43	2,091	1,921,000
5.60%, 11/16/32	1,035	1,083,369
		535,567,389
Pipelines — 3.6%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	785	745,550
4.60%, 11/02/47(a)(b)	2,850	2,594,292
Boardwalk Pipelines LP
3.40%, 02/15/31	870	791,172
3.60%, 09/01/32	870	777,471
4.45%, 07/15/27	1,083	1,071,413
4.80%, 05/03/29	1,075	1,069,475
5.63%, 08/01/34(a)	975	993,332
5.95%, 06/01/26	1,021	1,032,149
Cameron LNG LLC
2.90%, 07/15/31(b)	1,430	1,266,015
3.30%, 01/15/35(b)	1,330	1,129,931
3.40%, 01/15/38(b)	1,025	871,701
3.70%, 01/15/39(b)	1,425	1,196,331
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	1,000	810,171
3.70%, 11/15/29	1,486	1,407,369
Security	Par (000)	Value
Pipelines (continued)
5.13%, 06/30/27	$2,139	$2,154,765
Cheniere Energy Inc.
4.63%, 10/15/28	925	914,247
5.65%, 04/15/34	1,245	1,274,850
Cheniere Energy Partners LP
3.25%, 01/31/32	1,973	1,736,872
4.00%, 03/01/31	2,230	2,094,286
4.50%, 10/01/29	2,215	2,156,394
5.75%, 08/15/34(b)	1,515	1,546,600
5.95%, 06/30/33	1,846	1,915,575
Colonial Enterprises Inc., 3.25%, 05/15/30(a)(b)	1,122	1,026,389
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	150	126,167
4.25%, 04/15/48(a)(b)	1,190	993,069
6.38%, 08/01/37(b)	10	10,426
7.63%, 04/15/32(b)	205	236,060
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	611	602,302
Columbia Pipeline Group Inc., 5.80%, 06/01/45	885	890,452
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/31(b)	465	459,208
5.68%, 01/15/34(a)(b)	240	242,865
6.04%, 08/15/28(b)	1,610	1,661,941
6.06%, 08/15/26(a)(b)	880	894,149
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30(a)(b)	975	1,015,327
6.04%, 11/15/33(a)(b)	2,140	2,255,684
6.50%, 08/15/43(b)	1,070	1,154,103
6.54%, 11/15/53(a)(b)	1,995	2,205,990
6.71%, 08/15/63(b)	805	903,851
DCP Midstream Operating LP
3.25%, 02/15/32	795	695,429
5.13%, 05/15/29	875	883,051
5.60%, 04/01/44	885	853,971
5.63%, 07/15/27	1,180	1,199,608
6.45%, 11/03/36(b)	540	565,096
6.75%, 09/15/37(b)	850	918,065
8.13%, 08/16/30	390	447,685
DT Midstream Inc., 4.30%, 04/15/32(b)	1,015	942,414
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	250	249,269
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	964	892,515
3.90%, 11/15/49(a)	501	382,384
4.60%, 12/15/44(a)	679	602,053
4.80%, 11/01/43(a)	537	490,747
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	485	421,069
4.39%, 11/30/46(b)	790	626,916
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	630	558,629
8.38%, 06/15/32(a)	535	641,716
Enbridge Energy Partners LP
5.50%, 09/15/40	1,054	1,043,151
7.38%, 10/15/45	952	1,126,408
Series B, 7.50%, 04/15/38	750	881,376
Enbridge Inc.
1.60%, 10/04/26	662	625,921
2.50%, 08/01/33	1,700	1,399,881
3.13%, 11/15/29(a)	1,690	1,566,666
3.40%, 08/01/51	1,525	1,088,035

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.70%, 07/15/27(a)	$1,425	$1,396,076
4.00%, 11/15/49(a)	875	693,041
4.25%, 12/01/26	1,114	1,104,711
4.50%, 06/10/44	1,004	866,091
5.25%, 04/05/27	655	664,631
5.30%, 04/05/29	1,325	1,349,335
5.50%, 12/01/46	1,046	1,041,836
5.50%, 07/15/77, (3-mo. CME Term SOFR + 3.680%)(d)	1,130	1,093,767
5.63%, 04/05/34	3,530	3,636,791
5.70%, 03/08/33	4,045	4,196,176
5.90%, 11/15/26	1,440	1,470,363
5.95%, 04/05/54(a)	1,320	1,379,570
6.00%, 11/15/28(a)	1,435	1,503,639
6.20%, 11/15/30	1,160	1,237,599
6.25%, 03/01/78, (3-mo. CME Term SOFR + 3.903%)(d)	1,141	1,119,813
6.70%, 11/15/53(a)	1,915	2,192,606
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)(d)	1,005	1,043,497
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	50	51,982
7.38%, 01/15/83, (5-year CMT + 3.708%)(d)	500	510,094
7.63%, 01/15/83, (5-year CMT + 4.418%)(d)	90	94,889
8.25%, 01/15/84, (5-year CMT + 3.785%)(d)	550	581,889
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(d)	615	684,888
Series 16-A, 6.00%, 01/15/77, (3-mo. CME Term SOFR + 4.152%)(d)	852	844,733
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(d)	1,103	1,071,690
Energy Transfer LP
3.75%, 05/15/30	1,965	1,854,126
3.90%, 07/15/26(a)	974	960,467
4.00%, 10/01/27	1,339	1,314,317
4.15%, 09/15/29	868	842,702
4.20%, 04/15/27	872	862,215
4.40%, 03/15/27(a)	1,332	1,323,116
4.75%, 01/15/26	1,504	1,501,801
4.90%, 03/15/35(a)	978	943,048
4.95%, 05/15/28	1,182	1,188,816
4.95%, 06/15/28	1,665	1,676,632
4.95%, 01/15/43	539	482,695
5.00%, 05/15/44	695	625,796
5.00%, 05/15/50	2,865	2,555,577
5.15%, 02/01/43	638	590,096
5.15%, 03/15/45	1,605	1,473,490
5.25%, 04/15/29(a)	2,355	2,389,840
5.25%, 07/01/29	725	735,755
5.30%, 04/01/44	1,038	975,343
5.30%, 04/15/47	1,358	1,256,589
5.35%, 05/15/45	1,166	1,099,481
5.40%, 10/01/47	2,211	2,080,157
5.50%, 06/01/27(a)	1,503	1,528,944
5.55%, 02/15/28	1,235	1,264,108
5.55%, 05/15/34	1,745	1,772,295
5.60%, 09/01/34(a)	1,775	1,810,075
5.63%, 05/01/27(b)	405	406,014
5.75%, 02/15/33(a)	1,955	2,007,251
5.95%, 12/01/25	26	26,204
5.95%, 10/01/43	722	732,790
5.95%, 05/15/54	2,578	2,601,813
Security	Par (000)	Value
Pipelines (continued)
6.00%, 02/01/29(a)(b)	$955	$969,833
6.00%, 06/15/48	1,445	1,463,449
6.05%, 12/01/26	1,735	1,774,450
6.05%, 06/01/41	992	1,025,061
6.05%, 09/01/54	1,840	1,894,366
6.10%, 12/01/28(a)	770	806,577
6.10%, 02/15/42	487	501,538
6.13%, 12/15/45	1,435	1,480,516
6.25%, 04/15/49	2,461	2,578,390
6.40%, 12/01/30	1,525	1,628,362
6.50%, 02/01/42	1,530	1,649,398
6.55%, 12/01/33	2,290	2,480,356
6.63%, 10/15/36	635	695,805
6.85%, 02/15/40(a)	170	185,810
7.38%, 02/01/31(a)(b)	975	1,026,786
7.50%, 07/01/38	475	551,778
8.25%, 11/15/29(a)	549	623,914
Series 20Y, 5.80%, 06/15/38	830	846,197
EnLink Midstream LLC
5.38%, 06/01/29	170	172,432
5.63%, 01/15/28(a)(b)	135	137,327
5.65%, 09/01/34	445	452,546
6.50%, 09/01/30(a)(b)	705	749,373
EnLink Midstream Partners LP
4.85%, 07/15/26	420	418,703
5.05%, 04/01/45(a)	390	346,999
5.45%, 06/01/47	500	467,588
5.60%, 04/01/44	705	673,644
Enterprise Products Operating LLC
2.80%, 01/31/30	1,683	1,540,772
3.13%, 07/31/29	1,914	1,798,201
3.20%, 02/15/52(a)	1,634	1,140,506
3.30%, 02/15/53	1,467	1,029,896
3.70%, 02/15/26	1,351	1,337,408
3.70%, 01/31/51	1,581	1,208,558
3.95%, 02/15/27	1,150	1,135,783
3.95%, 01/31/60	1,436	1,103,908
4.15%, 10/16/28	2,277	2,241,941
4.20%, 01/31/50	1,959	1,659,946
4.25%, 02/15/48	1,927	1,634,466
4.45%, 02/15/43	1,994	1,784,220
4.60%, 01/11/27	1,070	1,072,487
4.80%, 02/01/49(a)	1,985	1,821,756
4.85%, 01/31/34(a)	1,435	1,426,097
4.85%, 08/15/42	1,045	986,254
4.85%, 03/15/44	1,881	1,764,075
4.90%, 05/15/46	985	924,569
4.95%, 02/15/35	1,970	1,958,662
4.95%, 10/15/54	742	691,485
5.05%, 01/10/26	1,150	1,155,950
5.10%, 02/15/45	1,681	1,629,597
5.35%, 01/31/33	1,450	1,495,375
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(d)	868	834,215
5.55%, 02/16/55	1,190	1,214,079
5.70%, 02/15/42	917	949,856
5.95%, 02/01/41	790	842,292
6.13%, 10/15/39	1,067	1,150,702
6.45%, 09/01/40(a)	745	830,821
7.55%, 04/15/38	730	883,571
Series D, 6.88%, 03/01/33(a)	822	927,961

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)(d)	$1,236	$1,205,140
Series H, 6.65%, 10/15/34	600	671,179
Series J, 5.75%, 03/01/35(a)	365	381,793
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	377	369,117
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,300	1,131,431
4.32%, 12/30/39(b)	950	753,336
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	817	736,234
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(b)	1,050	873,418
2.55%, 07/01/30(b)	1,035	911,996
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	121	114,564
2.16%, 03/31/34(a)(b)	2,617	2,275,618
2.63%, 03/31/36(b)	195	161,912
2.94%, 09/30/40(b)	243	196,880
3.25%, 09/30/40(a)(b)	1,400	1,084,806
GNL Quintero SA, 4.63%, 07/31/29(b)	488	482,932
Gray Oak Pipeline LLC, 3.45%, 10/15/27(a)(b)	815	777,645
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,004,692
6.10%, 08/23/42(b)	2,000	2,005,946
6.13%, 02/23/38(a)(b)	1,055	1,079,988
6.51%, 02/23/42(b)	1,040	1,086,482
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	499	459,252
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	774	682,796
5.00%, 08/15/42	883	808,470
5.00%, 03/01/43	1,120	1,025,430
5.40%, 09/01/44	785	755,037
5.50%, 03/01/44	1,163	1,126,788
5.63%, 09/01/41	594	582,266
5.80%, 03/15/35	795	822,787
6.38%, 03/01/41	875	930,822
6.50%, 02/01/37	778	840,496
6.50%, 09/01/39	902	973,214
6.55%, 09/15/40	614	665,517
6.95%, 01/15/38	1,520	1,707,779
7.30%, 08/15/33(a)	715	817,139
7.40%, 03/15/31	444	497,474
7.50%, 11/15/40	566	662,697
7.75%, 03/15/32	447	511,818
Kinder Morgan Inc.
1.75%, 11/15/26(a)	320	302,892
2.00%, 02/15/31	1,155	983,812
3.25%, 08/01/50(a)	765	513,750
3.60%, 02/15/51	1,721	1,234,564
4.30%, 03/01/28	1,752	1,732,026
4.80%, 02/01/33	1,358	1,320,036
5.00%, 02/01/29	1,700	1,712,452
5.05%, 02/15/46	646	589,666
5.10%, 08/01/29(a)	900	911,159
5.20%, 06/01/33	1,440	1,439,361
5.20%, 03/01/48	1,051	976,162
5.30%, 12/01/34	1,417	1,419,835
5.40%, 02/01/34(a)	1,325	1,341,639
5.45%, 08/01/52	1,160	1,116,313
5.55%, 06/01/45	2,548	2,488,223
Security	Par (000)	Value
Pipelines (continued)
5.95%, 08/01/54	$735	$757,620
7.75%, 01/15/32	1,421	1,648,757
7.80%, 08/01/31(a)	858	987,094
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	710	698,086
MPLX LP
1.75%, 03/01/26	2,288	2,202,380
2.65%, 08/15/30	2,400	2,128,763
4.00%, 03/15/28	2,077	2,029,022
4.13%, 03/01/27	1,882	1,858,984
4.25%, 12/01/27	1,292	1,275,554
4.50%, 04/15/38	2,672	2,414,513
4.70%, 04/15/48	2,310	1,994,618
4.80%, 02/15/29	1,386	1,386,129
4.90%, 04/15/58	643	548,313
4.95%, 09/01/32	1,420	1,400,918
4.95%, 03/14/52	2,158	1,919,889
5.00%, 03/01/33	1,480	1,453,642
5.20%, 03/01/47	1,406	1,307,601
5.20%, 12/01/47	831	772,248
5.50%, 06/01/34	1,972	1,994,699
5.50%, 02/15/49	2,150	2,077,592
5.65%, 03/01/53	685	672,535
NGPL PipeCo LLC
3.25%, 07/15/31(b)	750	657,274
4.88%, 08/15/27(b)	1,521	1,512,593
7.77%, 12/15/37(a)(b)	672	774,346
Northern Natural Gas Co.
3.40%, 10/16/51(b)	1,055	735,909
4.10%, 09/15/42(b)	470	390,214
4.30%, 01/15/49(b)	1,160	963,679
5.63%, 02/01/54(a)(b)	885	899,060
Northwest Pipeline LLC, 4.00%, 04/01/27	685	673,346
ONEOK Inc.
3.10%, 03/15/30	1,215	1,113,002
3.25%, 06/01/30	640	589,574
3.40%, 09/01/29	1,051	987,803
3.95%, 03/01/50	1,135	870,237
4.00%, 07/13/27	850	834,722
4.20%, 12/01/42	261	210,702
4.20%, 03/15/45	385	303,851
4.20%, 10/03/47	1,070	841,900
4.25%, 09/24/27	50	49,471
4.25%, 09/15/46	865	698,795
4.35%, 03/15/29	1,239	1,216,910
4.40%, 10/15/29	395	388,087
4.45%, 09/01/49	810	669,991
4.50%, 03/15/50	805	668,122
4.55%, 07/15/28	1,474	1,466,185
4.75%, 10/15/31	345	340,187
4.85%, 02/01/49	665	578,762
4.95%, 07/13/47	1,159	1,028,366
5.00%, 03/01/26	1,063	1,065,445
5.05%, 11/01/34(a)	2,020	1,990,959
5.15%, 10/15/43(a)	631	593,781
5.20%, 07/15/48	1,419	1,313,957
5.55%, 11/01/26(a)	1,405	1,423,414
5.65%, 11/01/28	1,444	1,489,110
5.70%, 11/01/54	1,640	1,631,789
5.80%, 11/01/30	1,100	1,147,226
5.85%, 01/15/26	935	944,011

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.85%, 11/01/64	$870	$865,755
6.00%, 06/15/35	780	821,293
6.05%, 09/01/33	2,215	2,333,201
6.10%, 11/15/32	1,320	1,396,840
6.35%, 01/15/31(a)	956	1,023,673
6.40%, 05/01/37(a)	440	462,608
6.63%, 09/01/53(a)	2,605	2,894,407
7.15%, 01/15/51	649	743,228
ONEOK Partners LP
6.13%, 02/01/41	794	822,305
6.20%, 09/15/43	380	394,958
6.65%, 10/01/36	859	948,120
6.85%, 10/15/37	695	773,189
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	329	349,577
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	1,752	1,647,637
3.80%, 09/15/30	1,310	1,233,737
4.30%, 01/31/43	594	490,623
4.50%, 12/15/26(a)	1,315	1,310,743
4.70%, 06/15/44(a)	744	646,157
4.90%, 02/15/45	859	760,922
5.15%, 06/01/42	1,102	1,019,892
5.70%, 09/15/34	830	851,737
6.65%, 01/15/37	805	872,524
QazaqGaz NC JSC, 4.38%, 09/26/27(b)	395	379,804
Sabal Trail Transmission LLC
4.25%, 05/01/28(a)(b)	1,300	1,267,326
4.68%, 05/01/38(b)	697	635,364
4.83%, 05/01/48(b)	650	551,882
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,781	2,738,068
4.50%, 05/15/30(a)	3,001	2,944,908
5.00%, 03/15/27(a)	2,190	2,199,146
5.88%, 06/30/26	2,358	2,384,614
5.90%, 09/15/37	850	883,306
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	667	565,960
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	315	314,670
5.03%, 10/01/29(b)	470	466,389
5.58%, 10/01/34(a)(b)	2,400	2,399,482
6.18%, 10/01/54(b)	660	668,535
Southern Natural Gas Co. LLC
4.80%, 03/15/47(b)	1,173	1,021,988
8.00%, 03/01/32	442	507,994
Spectra Energy Partners LP
3.38%, 10/15/26	1,120	1,091,038
4.50%, 03/15/45	1,274	1,092,578
5.95%, 09/25/43	708	726,271
Targa Resources Corp.
4.20%, 02/01/33	1,465	1,365,681
4.95%, 04/15/52	1,370	1,225,812
5.20%, 07/01/27	1,605	1,625,222
5.50%, 02/15/35	650	659,604
6.13%, 03/15/33	980	1,034,054
6.15%, 03/01/29	880	923,999
6.25%, 07/01/52	703	744,749
6.50%, 03/30/34	1,105	1,200,797
6.50%, 02/15/53	1,345	1,478,857
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	$1,507	$1,395,717
4.88%, 02/01/31	1,651	1,617,001
5.00%, 01/15/28	903	898,638
5.50%, 03/01/30	1,459	1,474,071
6.50%, 07/15/27	1,433	1,447,558
6.88%, 01/15/29	670	685,973
TC PipeLines LP, 3.90%, 05/25/27	1,286	1,256,938
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,686	1,526,673
7.00%, 03/15/27	525	550,517
7.00%, 10/15/28	1,448	1,563,356
7.63%, 04/01/37(a)	315	368,850
Texas Eastern Transmission LP
3.50%, 01/15/28(b)	860	825,655
4.15%, 01/15/48(b)	710	566,103
7.00%, 07/15/32	715	798,736
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,060	1,086,932
TransCanada PipeLines Ltd.
2.50%, 10/12/31	85	74,156
4.10%, 04/15/30	1,886	1,814,434
4.25%, 05/15/28	2,080	2,049,138
4.63%, 03/01/34(a)	2,100	2,009,492
4.88%, 01/15/26	1,392	1,392,424
4.88%, 05/15/48(a)	105	97,437
5.10%, 03/15/49	830	794,290
5.60%, 03/31/34	635	648,810
5.85%, 03/15/36	894	928,739
6.10%, 06/01/40	1,205	1,270,130
6.20%, 10/15/37	1,680	1,793,227
7.25%, 08/15/38	1,060	1,230,901
7.63%, 01/15/39	1,700	2,025,433
Transcanada Trust
5.30%, 03/15/77, (3-mo. LIBOR US + 3.208%)(d)	1,647	1,596,606
5.50%, 09/15/79, (1-day SOFR + 4.416%)(a)(d)	1,084	1,044,914
5.60%, 03/07/82, (5-year CMT + 3.986%)(d)	1,020	977,267
Series 16-A, 5.88%, 08/15/76, (3-mo. LIBOR US + 4.640%)(d)	940	934,619
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,321	1,219,771
3.95%, 05/15/50	830	654,906
4.00%, 03/15/28	998	977,453
4.45%, 08/01/42	546	488,291
4.60%, 03/15/48	951	830,681
5.40%, 08/15/41	610	605,844
7.85%, 02/01/26	1,695	1,740,614
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	545	537,455
Valero Energy Partners LP, 4.50%, 03/15/28	1,014	1,006,097
Western Midstream Operating LP
4.05%, 02/01/30	1,365	1,296,241
4.50%, 03/01/28	720	707,086
4.65%, 07/01/26(a)	380	377,746
4.75%, 08/15/28	1,270	1,254,986
5.25%, 02/01/50	1,400	1,249,905
5.30%, 03/01/48	1,180	1,043,067
5.45%, 11/15/34	430	426,476
5.45%, 04/01/44	1,130	1,047,262

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 08/15/48	$605	$545,785
6.15%, 04/01/33	625	649,584
6.35%, 01/15/29	535	557,506
Whistler Pipeline LLC
5.40%, 09/30/29(b)	85	85,720
5.70%, 09/30/31(b)	62	63,129
5.95%, 09/30/34(b)	1,160	1,190,625
Williams Companies Inc. (The)
2.60%, 03/15/31	2,000	1,745,905
3.50%, 11/15/30	1,582	1,473,384
3.50%, 10/15/51	950	688,308
3.75%, 06/15/27	2,372	2,320,678
4.65%, 08/15/32	1,275	1,240,819
4.80%, 11/15/29	595	594,425
4.85%, 03/01/48	1,311	1,182,724
4.90%, 03/15/29	1,235	1,239,840
4.90%, 01/15/45	747	682,785
5.10%, 09/15/45	1,449	1,371,797
5.15%, 03/15/34	1,875	1,870,926
5.30%, 08/15/28	1,900	1,936,714
5.30%, 08/15/52	1,015	980,061
5.40%, 03/02/26	420	423,033
5.40%, 03/04/44(a)	841	820,941
5.65%, 03/15/33	1,030	1,062,780
5.75%, 06/24/44	280	284,203
5.80%, 11/15/43(a)	605	614,948
5.80%, 11/15/54	780	806,043
6.30%, 04/15/40	1,772	1,908,389
7.75%, 06/15/31(a)	517	591,482
8.75%, 03/15/32	773	937,113
Series A, 7.50%, 01/15/31	512	574,889
		447,080,760
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	959	854,616
4.40%, 05/27/26(b)	923	916,743
4.87%, 02/15/29(a)(b)	1,220	1,219,306
5.00%, 03/15/48(a)(b)	610	573,082
Carlyle Finance LLC, 5.65%, 09/15/48(b)	745	741,957
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	883	830,846
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	1,648	1,645,894
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,278	1,216,532
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	1,083	1,035,440
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	840	622,863
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	2,270	1,649,465
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(b)	655	452,518
		11,759,262
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33(a)	200	225,493
CBRE Services Inc.
2.50%, 04/01/31(a)	1,077	934,614
4.88%, 03/01/26	871	870,644
5.50%, 04/01/29	520	534,206
Security	Par (000)	Value
Real Estate (continued)
5.95%, 08/15/34	$1,000	$1,054,390
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	280	244,474
CoStar Group Inc., 2.80%, 07/15/30(b)	1,680	1,481,545
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(a)(b)	1,334	1,297,280
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	425	443,125
Jones Lang LaSalle Inc., 6.88%, 12/01/28	250	268,062
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	329,476
3.95%, 01/24/29(b)	290	280,793
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,290	1,092,491
3.88%, 03/20/27(b)	760	743,748
4.13%, 02/01/29(a)(b)	1,195	1,158,888
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)	15	16,575
		10,975,804
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28(a)	840	762,785
2.60%, 06/15/33	525	432,161
2.90%, 10/01/30	205	182,995
4.80%, 10/01/32(a)	475	463,565
5.63%, 06/15/34	270	276,939
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	1,406	1,105,789
2.00%, 05/18/32	1,540	1,254,101
2.75%, 12/15/29	705	638,141
2.95%, 03/15/34	1,085	915,383
3.00%, 05/18/51	1,232	805,724
3.38%, 08/15/31	1,147	1,045,999
3.55%, 03/15/52	1,390	1,000,511
3.80%, 04/15/26	811	800,154
3.95%, 01/15/27	630	620,245
3.95%, 01/15/28(a)	700	684,867
4.00%, 02/01/50	1,008	792,252
4.30%, 01/15/26	645	641,568
4.50%, 07/30/29	607	598,013
4.70%, 07/01/30	771	762,317
4.75%, 04/15/35	648	624,991
4.85%, 04/15/49	453	410,253
4.90%, 12/15/30(a)	1,037	1,037,702
5.15%, 04/15/53	865	815,212
5.25%, 05/15/36	430	430,918
5.63%, 05/15/54(a)	940	945,932
American Assets Trust LP
3.38%, 02/01/31	879	776,740
6.15%, 10/01/34	45	45,653
American Homes 4 Rent LP
2.38%, 07/15/31	811	688,260
3.38%, 07/15/51	525	365,361
3.63%, 04/15/32	845	768,724
4.25%, 02/15/28	885	871,099
4.30%, 04/15/52	210	172,249
4.90%, 02/15/29	737	738,601
5.50%, 02/01/34	700	712,365
5.50%, 07/15/34	555	562,834

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
1.45%, 09/15/26	$1,054	$994,536
1.50%, 01/31/28	1,466	1,326,859
1.60%, 04/15/26	996	954,839
1.88%, 10/15/30	1,114	943,638
2.10%, 06/15/30	1,188	1,029,987
2.30%, 09/15/31	996	845,076
2.70%, 04/15/31	1,234	1,083,923
2.75%, 01/15/27	1,177	1,131,328
2.90%, 01/15/30(a)	1,392	1,269,800
2.95%, 01/15/51(a)	1,763	1,167,387
3.10%, 06/15/50(a)	1,670	1,134,846
3.13%, 01/15/27	763	739,464
3.38%, 10/15/26	1,437	1,401,628
3.55%, 07/15/27	1,687	1,640,472
3.60%, 01/15/28	1,278	1,236,502
3.65%, 03/15/27	1,135	1,108,850
3.70%, 10/15/49	1,103	837,920
3.80%, 08/15/29	2,181	2,089,593
3.95%, 03/15/29	1,477	1,428,863
4.05%, 03/15/32(a)	705	666,274
4.40%, 02/15/26	973	968,570
5.00%, 01/31/30(a)	140	140,907
5.20%, 02/15/29	800	812,237
5.25%, 07/15/28	750	761,169
5.40%, 01/31/35	700	710,510
5.45%, 02/15/34	950	970,393
5.50%, 03/15/28	1,488	1,520,460
5.55%, 07/15/33	1,400	1,437,590
5.65%, 03/15/33	1,366	1,412,053
5.80%, 11/15/28	1,630	1,687,879
5.90%, 11/15/33	1,260	1,325,677
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	350	345,030
AvalonBay Communities Inc.
1.90%, 12/01/28	625	563,343
2.05%, 01/15/32	1,110	938,845
2.30%, 03/01/30	1,350	1,200,104
2.45%, 01/15/31	785	689,969
2.90%, 10/15/26	160	155,267
2.95%, 05/11/26	1,013	989,339
3.20%, 01/15/28	646	621,069
3.30%, 06/01/29	668	632,222
3.35%, 05/15/27	667	648,400
3.90%, 10/15/46	1,122	919,858
4.15%, 07/01/47(a)	314	263,946
4.35%, 04/15/48	372	325,037
5.00%, 02/15/33	394	397,433
5.30%, 12/07/33	375	384,090
5.35%, 06/01/34(a)	365	375,659
Boston Properties LP
2.45%, 10/01/33(a)	1,552	1,219,622
2.55%, 04/01/32	1,611	1,325,808
2.75%, 10/01/26	1,606	1,542,313
2.90%, 03/15/30	1,360	1,213,396
3.25%, 01/30/31(a)	1,737	1,542,840
3.40%, 06/21/29	1,310	1,212,965
3.65%, 02/01/26	1,746	1,719,447
4.50%, 12/01/28	2,204	2,158,744
5.75%, 01/15/35(a)	860	862,855
6.50%, 01/15/34(a)	715	764,343
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 12/01/27	$1,570	$1,643,777
Brixmor Operating Partnership LP
2.25%, 04/01/28	415	381,001
2.50%, 08/16/31	500	427,196
3.90%, 03/15/27	782	765,781
4.05%, 07/01/30	1,418	1,352,005
4.13%, 06/15/26	665	658,292
4.13%, 05/15/29	1,103	1,066,528
5.50%, 02/15/34	510	517,150
5.75%, 02/15/35(a)	250	258,627
Broadstone Net Lease LLC, 2.60%, 09/15/31	705	592,127
Camden Property Trust
2.80%, 05/15/30(a)	1,047	950,307
3.15%, 07/01/29	719	675,971
3.35%, 11/01/49(a)	407	295,876
4.10%, 10/15/28	670	658,031
4.90%, 01/15/34(a)	590	586,638
5.85%, 11/03/26	625	640,027
COPT Defense Properties LP
2.00%, 01/15/29(a)	705	623,304
2.25%, 03/15/26	645	622,867
2.75%, 04/15/31	675	580,835
2.90%, 12/01/33(a)	695	568,039
Cousins Properties LP, 5.88%, 10/01/34(a)	560	571,479
Crown Castle Inc.
1.05%, 07/15/26	1,667	1,570,978
2.10%, 04/01/31	1,502	1,262,463
2.25%, 01/15/31	1,551	1,319,414
2.50%, 07/15/31	1,175	1,007,743
2.90%, 03/15/27	1,239	1,191,333
2.90%, 04/01/41	2,050	1,494,516
3.10%, 11/15/29	1,044	960,923
3.25%, 01/15/51(a)	1,597	1,110,949
3.30%, 07/01/30	1,230	1,127,898
3.65%, 09/01/27	2,030	1,972,799
3.70%, 06/15/26	938	922,875
3.80%, 02/15/28	1,650	1,599,447
4.00%, 03/01/27	912	897,226
4.00%, 11/15/49	602	474,796
4.15%, 07/01/50	948	765,409
4.30%, 02/15/29	1,173	1,146,493
4.45%, 02/15/26	1,506	1,499,734
4.75%, 05/15/47	576	513,364
4.80%, 09/01/28	950	947,325
4.90%, 09/01/29	1,175	1,173,505
5.00%, 01/11/28(a)	1,947	1,959,805
5.10%, 05/01/33	1,227	1,223,465
5.20%, 09/01/34	1,185	1,177,614
5.20%, 02/15/49	543	510,310
5.60%, 06/01/29	1,114	1,146,209
5.80%, 03/01/34	1,320	1,371,659
CubeSmart LP
2.00%, 02/15/31(a)	615	519,387
2.25%, 12/15/28	762	691,602
2.50%, 02/15/32	665	566,615
3.00%, 02/15/30	661	600,417
3.13%, 09/01/26	882	856,119
4.38%, 02/15/29	590	578,234
Digital Realty Trust LP
3.60%, 07/01/29	1,537	1,467,705
3.70%, 08/15/27	1,497	1,460,024

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.45%, 07/15/28	$965	$955,621
5.55%, 01/15/28(a)	1,520	1,555,658
DOC DR LLC
2.63%, 11/01/31	721	621,981
3.95%, 01/15/28	652	637,688
4.30%, 03/15/27	798	790,261
EPR Properties
3.60%, 11/15/31	455	401,675
3.75%, 08/15/29	555	516,053
4.50%, 06/01/27	355	349,487
4.75%, 12/15/26	320	318,159
4.95%, 04/15/28	330	325,590
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	730	747,945
Equinix Inc.
1.45%, 05/15/26	1,155	1,102,930
1.55%, 03/15/28	1,056	956,547
1.80%, 07/15/27	955	889,726
2.00%, 05/15/28	895	818,893
2.15%, 07/15/30	1,290	1,123,581
2.50%, 05/15/31	1,916	1,664,690
2.90%, 11/18/26	247	238,691
2.95%, 09/15/51	1,069	691,123
3.00%, 07/15/50	1,021	677,187
3.20%, 11/18/29	2,057	1,911,163
3.40%, 02/15/52	656	467,047
3.90%, 04/15/32	1,615	1,515,885
ERP Operating LP
1.85%, 08/01/31	850	715,612
2.50%, 02/15/30	1,005	903,244
2.85%, 11/01/26	780	756,193
3.00%, 07/01/29	990	923,954
3.25%, 08/01/27	480	464,426
3.50%, 03/01/28(a)	657	638,620
4.00%, 08/01/47	135	109,767
4.15%, 12/01/28	803	791,950
4.50%, 07/01/44	1,034	932,120
4.50%, 06/01/45	525	466,471
4.65%, 09/15/34(a)	565	549,206
Essential Properties LP, 2.95%, 07/15/31	602	518,945
Essex Portfolio LP
1.65%, 01/15/31	600	495,657
1.70%, 03/01/28	415	377,555
2.55%, 06/15/31	225	194,514
2.65%, 03/15/32	708	607,059
2.65%, 09/01/50	485	293,424
3.00%, 01/15/30	732	669,913
3.38%, 04/15/26	723	708,523
3.63%, 05/01/27	611	597,146
4.00%, 03/01/29	906	877,034
4.50%, 03/15/48	375	323,457
5.50%, 04/01/34	575	587,226
Extra Space Storage LP
2.20%, 10/15/30	734	633,771
2.35%, 03/15/32	1,080	899,583
2.40%, 10/15/31	785	665,922
2.55%, 06/01/31	470	406,660
3.50%, 07/01/26	1,094	1,073,851
3.88%, 12/15/27	933	912,279
3.90%, 04/01/29	515	496,033
4.00%, 06/15/29	722	698,666
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.35%, 01/15/35	$385	$387,227
5.40%, 02/01/34	660	667,773
5.50%, 07/01/30	790	812,279
5.70%, 04/01/28	720	742,222
5.90%, 01/15/31	345	361,323
Federal Realty OP LP
1.25%, 02/15/26	652	624,777
3.20%, 06/15/29	320	297,636
3.25%, 07/15/27	890	857,067
3.50%, 06/01/30(a)	634	588,560
3.63%, 08/01/46(a)	444	318,673
4.50%, 12/01/44	753	652,749
5.38%, 05/01/28	505	513,654
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	1,220	1,065,463
4.00%, 01/15/30	1,297	1,218,194
4.00%, 01/15/31	1,033	952,315
5.30%, 01/15/29	1,090	1,089,075
5.38%, 04/15/26	1,394	1,394,250
5.63%, 09/15/34(a)	630	633,721
5.75%, 06/01/28	1,249	1,266,023
6.25%, 09/15/54	505	524,429
6.75%, 12/01/33	500	538,506
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(b)	145	140,138
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(b)	415	376,830
Goodman U.S. Finance Six LLC, 5.13%, 10/07/34(b)	615	608,920
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	887	850,203
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	210	202,957
3.75%, 09/15/30(a)(b)	150	131,773
Healthcare Realty Holdings LP
2.00%, 03/15/31	682	565,971
2.05%, 03/15/31	643	530,711
2.40%, 03/15/30(a)	675	579,083
3.10%, 02/15/30	884	801,189
3.50%, 08/01/26	818	799,729
3.63%, 01/15/28	701	667,489
3.75%, 07/01/27	921	894,151
Healthpeak OP LLC
1.35%, 02/01/27	1,068	993,732
2.13%, 12/01/28	942	854,443
2.88%, 01/15/31(a)	1,003	899,027
3.00%, 01/15/30	971	890,631
3.25%, 07/15/26	1,125	1,099,817
3.50%, 07/15/29	820	776,901
5.25%, 12/15/32	985	999,139
6.75%, 02/01/41	397	445,562
Highwoods Realty LP
2.60%, 02/01/31	635	536,307
3.05%, 02/15/30	573	511,349
3.88%, 03/01/27	190	184,889
4.13%, 03/15/28	492	473,150
4.20%, 04/15/29	559	534,890
7.65%, 02/01/34	40	45,312
Host Hotels & Resorts LP
5.50%, 04/15/35(a)	955	959,213
5.70%, 07/01/34(a)	750	761,514

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Series F, 4.50%, 02/01/26	$664	$659,549
Series H, 3.38%, 12/15/29	801	738,941
Series I, 3.50%, 09/15/30	661	603,667
Series J, 2.90%, 12/15/31	835	722,557
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	951	786,563
2.30%, 11/15/28	1,095	998,973
2.70%, 01/15/34	620	508,533
4.15%, 04/15/32	735	688,158
4.88%, 02/01/35	225	218,918
5.45%, 08/15/30(a)	745	765,109
5.50%, 08/15/33	585	593,749
Kilroy Realty LP
2.50%, 11/15/32	873	691,657
2.65%, 11/15/33	925	727,361
3.05%, 02/15/30	1,012	896,015
4.25%, 08/15/29	795	754,909
4.75%, 12/15/28	720	708,161
6.25%, 01/15/36(a)	380	387,041
Kimco Realty OP LLC
1.90%, 03/01/28	553	507,838
2.25%, 12/01/31	560	473,813
2.70%, 10/01/30	786	705,657
2.80%, 10/01/26(a)	819	792,030
3.20%, 04/01/32	465	417,155
3.25%, 08/15/26	630	612,957
3.70%, 10/01/49(a)	456	350,100
3.80%, 04/01/27	815	799,960
4.13%, 12/01/46(a)	463	380,642
4.25%, 04/01/45(a)	399	337,254
4.45%, 09/01/47	515	439,198
4.60%, 02/01/33	1,060	1,031,851
4.85%, 03/01/35(a)	260	254,039
6.40%, 03/01/34(a)	750	820,513
Kite Realty Group LP
4.00%, 10/01/26	557	547,445
4.95%, 12/15/31	180	178,351
5.50%, 03/01/34	140	142,155
Kite Realty Group Trust, 4.75%, 09/15/30(a)	565	559,546
LXP Industrial Trust
2.38%, 10/01/31	493	406,642
2.70%, 09/15/30	695	606,598
6.75%, 11/15/28	380	401,392
Mid-America Apartments LP
1.10%, 09/15/26(a)	1,008	946,180
1.70%, 02/15/31	782	655,677
2.75%, 03/15/30(a)	645	585,195
2.88%, 09/15/51(a)	419	276,452
3.60%, 06/01/27	620	607,200
3.95%, 03/15/29	901	877,270
4.20%, 06/15/28	765	754,561
5.00%, 03/15/34(a)	390	391,258
5.30%, 02/15/32(a)	530	543,734
National Health Investors Inc., 3.00%, 02/01/31	744	640,856
NNN REIT Inc.
2.50%, 04/15/30	754	667,509
3.00%, 04/15/52	530	344,249
3.10%, 04/15/50	413	276,875
3.50%, 10/15/27	750	727,874
3.50%, 04/15/51	495	353,724
3.60%, 12/15/26	631	617,789
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 10/15/28	$367	$361,541
4.80%, 10/15/48	707	627,826
5.50%, 06/15/34	695	710,218
5.60%, 10/15/33(a)	774	797,606
Omega Healthcare Investors Inc.
3.25%, 04/15/33	980	841,906
3.38%, 02/01/31	1,098	988,821
3.63%, 10/01/29	563	525,317
4.50%, 04/01/27(a)	900	890,176
4.75%, 01/15/28	1,045	1,037,816
5.25%, 01/15/26	1,070	1,071,430
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31(a)	695	592,933
4.95%, 01/15/35	210	202,947
5.75%, 07/15/34	440	452,096
Piedmont Operating Partnership LP
2.75%, 04/01/32	452	363,062
3.15%, 08/15/30	361	312,128
9.25%, 07/20/28(a)	165	182,125
Prologis LP
1.25%, 10/15/30	863	714,860
1.63%, 03/15/31	437	363,123
1.75%, 07/01/30	715	611,600
1.75%, 02/01/31	435	367,366
2.13%, 04/15/27	791	749,953
2.13%, 10/15/50	641	359,612
2.25%, 04/15/30	1,631	1,443,254
2.25%, 01/15/32	1,105	940,618
2.88%, 11/15/29	393	364,247
3.00%, 04/15/50	864	587,902
3.05%, 03/01/50(a)	487	331,228
3.25%, 06/30/26(a)	770	755,758
3.25%, 10/01/26(a)	898	878,470
3.38%, 12/15/27(a)	759	736,368
3.88%, 09/15/28	651	635,618
4.00%, 09/15/28	674	661,028
4.38%, 02/01/29	674	670,978
4.38%, 09/15/48	450	392,428
4.63%, 01/15/33	635	628,121
4.75%, 06/15/33	1,460	1,447,797
4.88%, 06/15/28	1,034	1,047,232
5.00%, 03/15/34	915	917,151
5.00%, 01/31/35	735	735,017
5.13%, 01/15/34(a)	885	895,179
5.25%, 06/15/53	1,444	1,424,150
5.25%, 03/15/54	1,165	1,154,155
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29(a)(b)	605	617,128
5.25%, 01/15/35(b)	715	717,656
5.50%, 04/01/34(a)(b)	245	250,375
Public Storage Operating Co.
0.88%, 02/15/26(a)	1,061	1,016,057
1.50%, 11/09/26	1,262	1,193,192
1.85%, 05/01/28(a)	977	897,373
1.95%, 11/09/28	1,055	958,149
2.25%, 11/09/31(a)	935	798,200
2.30%, 05/01/31(a)	825	719,015
3.09%, 09/15/27	800	771,369
3.39%, 05/01/29	865	823,535
5.10%, 08/01/33(a)	545	553,957

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 01/15/29(a)	$830	$849,273
5.35%, 08/01/53	1,273	1,281,081
Rayonier LP, 2.75%, 05/17/31	762	659,334
Realty Income Corp.
0.75%, 03/15/26(a)	625	594,275
1.80%, 03/15/33	535	418,589
2.10%, 03/15/28	525	484,162
2.20%, 06/15/28	417	383,920
2.70%, 02/15/32	441	380,897
2.85%, 12/15/32	1,047	902,498
3.00%, 01/15/27	536	518,930
3.10%, 12/15/29	1,090	1,011,964
3.20%, 01/15/27(a)	705	685,000
3.20%, 02/15/31(a)	500	457,074
3.25%, 06/15/29	1,001	943,400
3.25%, 01/15/31	1,500	1,374,183
3.40%, 01/15/28	1,218	1,175,298
3.40%, 01/15/30(a)	716	671,337
3.65%, 01/15/28	562	545,291
3.95%, 08/15/27	833	821,902
4.00%, 07/15/29(a)	604	587,351
4.13%, 10/15/26	759	751,617
4.45%, 09/15/26	722	718,483
4.65%, 03/15/47	775	703,105
4.70%, 12/15/28	665	667,002
4.75%, 02/15/29	1,005	1,007,127
4.85%, 03/15/30	835	838,734
4.88%, 06/01/26	1,012	1,013,819
4.90%, 07/15/33(a)	950	939,200
5.05%, 01/13/26	115	114,839
5.13%, 02/15/34(a)	1,220	1,226,461
5.38%, 09/01/54	145	144,298
5.63%, 10/13/32(a)	965	1,006,946
5.88%, 03/15/35(a)	605	635,367
Regency Centers LP
2.95%, 09/15/29(a)	1,111	1,029,535
3.60%, 02/01/27	643	628,468
3.70%, 06/15/30	618	585,630
4.13%, 03/15/28	667	655,260
4.40%, 02/01/47	548	472,160
4.65%, 03/15/49	590	523,508
5.10%, 01/15/35	235	234,339
5.25%, 01/15/34	225	228,277
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	60	64,278
Rexford Industrial Realty LP
2.13%, 12/01/30	654	553,642
2.15%, 09/01/31	685	567,682
5.00%, 06/15/28	520	521,505
Sabra Health Care LP
3.20%, 12/01/31	845	739,740
3.90%, 10/15/29(a)	742	698,687
5.13%, 08/15/26(a)	1,066	1,066,799
Safehold GL Holdings LLC
2.80%, 06/15/31	572	493,200
2.85%, 01/15/32	555	474,081
5.65%, 01/15/35	425	425,878
6.10%, 04/01/34	265	275,259
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/26(b)	1,221	1,202,140
3.75%, 03/23/27(b)	965	939,617
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 05/28/30(a)(b)	$1,345	$1,309,609
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(b)(d)	386	382,481
Simon Property Group LP
1.38%, 01/15/27(a)	1,080	1,011,685
1.75%, 02/01/28	1,475	1,356,244
2.20%, 02/01/31	1,105	954,184
2.25%, 01/15/32	970	823,569
2.45%, 09/13/29	1,749	1,586,335
2.65%, 07/15/30	1,309	1,173,967
2.65%, 02/01/32	1,111	962,623
3.25%, 11/30/26	1,085	1,057,624
3.25%, 09/13/49(a)	1,897	1,346,240
3.30%, 01/15/26	1,290	1,271,357
3.38%, 06/15/27	1,174	1,143,993
3.38%, 12/01/27	1,347	1,308,494
3.80%, 07/15/50	767	593,708
4.25%, 10/01/44	736	633,419
4.25%, 11/30/46(a)	695	591,603
4.75%, 09/26/34	720	700,258
4.75%, 03/15/42	575	533,433
5.50%, 03/08/33	810	838,705
5.85%, 03/08/53	915	964,823
6.25%, 01/15/34	690	747,111
6.65%, 01/15/54	580	676,590
6.75%, 02/01/40(a)	1,174	1,336,518
Store Capital LLC
2.70%, 12/01/31	535	446,446
2.75%, 11/18/30(a)	650	563,388
4.50%, 03/15/28	595	580,019
4.63%, 03/15/29	646	626,931
Sun Communities Operating LP
2.30%, 11/01/28	715	648,983
2.70%, 07/15/31	753	645,245
4.20%, 04/15/32	795	739,542
5.50%, 01/15/29	690	698,601
5.70%, 01/15/33	625	635,929
Tanger Properties LP
2.75%, 09/01/31	655	558,790
3.13%, 09/01/26	701	677,932
3.88%, 07/15/27(a)	455	441,779
Trust Fibra Uno
4.87%, 01/15/30(b)	835	753,393
6.39%, 01/15/50(a)(b)	814	644,501
6.95%, 01/30/44(b)	625	543,259
7.38%, 02/13/34(b)	1,115	1,115,269
UDR Inc.
1.90%, 03/15/33	613	482,845
2.10%, 08/01/32	450	366,385
2.10%, 06/15/33	370	292,388
2.95%, 09/01/26(a)	467	451,688
3.00%, 08/15/31(a)	998	892,796
3.10%, 11/01/34	453	379,656
3.20%, 01/15/30	822	760,998
3.50%, 07/01/27	380	368,653
3.50%, 01/15/28	638	612,518
4.40%, 01/26/29	543	533,449
5.13%, 09/01/34	540	536,452
Ventas Realty LP
2.50%, 09/01/31	800	688,672
3.00%, 01/15/30	862	787,687

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 10/15/26(a)	$826	$802,606
3.85%, 04/01/27	720	704,740
4.00%, 03/01/28	975	954,348
4.13%, 01/15/26	898	891,062
4.38%, 02/01/45	350	297,492
4.40%, 01/15/29	1,180	1,161,951
4.75%, 11/15/30	786	780,473
4.88%, 04/15/49	411	371,837
5.00%, 01/15/35	405	395,910
5.63%, 07/01/34(a)	520	535,850
5.70%, 09/30/43	496	500,382
VICI Properties LP
4.75%, 02/15/28	1,663	1,653,236
4.95%, 02/15/30(a)	1,525	1,507,841
5.13%, 05/15/32	2,190	2,163,563
5.63%, 05/15/52	1,305	1,248,480
5.75%, 04/01/34(a)	300	306,297
6.13%, 04/01/54(a)	535	550,811
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(a)(b)	1,295	1,254,108
3.88%, 02/15/29(b)	707	668,017
4.13%, 08/15/30(b)	1,610	1,506,341
4.25%, 12/01/26(b)	1,720	1,689,278
4.50%, 09/01/26(b)	710	699,409
4.50%, 01/15/28(b)	715	699,068
4.63%, 12/01/29(b)	1,685	1,628,233
5.75%, 02/01/27(a)(b)	845	851,129
WEA Finance LLC
2.88%, 01/15/27(b)	362	345,210
3.50%, 06/15/29(a)(b)	940	869,984
4.13%, 09/20/28(a)(b)	421	404,217
4.63%, 09/20/48(a)(b)	697	567,047
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)(b)	730	604,179
Welltower OP LLC
2.05%, 01/15/29	910	819,106
2.70%, 02/15/27(a)	993	956,188
2.75%, 01/15/31	928	823,578
2.75%, 01/15/32	705	613,164
2.80%, 06/01/31	1,135	1,004,972
3.10%, 01/15/30	919	846,329
3.85%, 06/15/32	585	546,500
4.13%, 03/15/29	1,069	1,044,592
4.25%, 04/01/26	1,130	1,122,440
4.25%, 04/15/28(a)	1,007	993,628
4.95%, 09/01/48	645	607,841
5.13%, 03/15/43	435	413,684
6.50%, 03/15/41	565	629,021
Weyerhaeuser Co.
3.38%, 03/09/33(a)	800	713,186
4.00%, 11/15/29	1,422	1,370,683
4.00%, 04/15/30	1,442	1,388,369
4.00%, 03/09/52(a)	910	722,917
4.75%, 05/15/26	1,325	1,325,529
6.88%, 12/15/33(a)	470	523,812
6.95%, 10/01/27	465	493,597
7.38%, 03/15/32	1,004	1,141,005
WP Carey Inc.
2.25%, 04/01/33	759	613,106
2.40%, 02/01/31	599	516,778
2.45%, 02/01/32	460	385,770
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.85%, 07/15/29(a)	$789	$757,532
4.25%, 10/01/26	796	787,704
5.38%, 06/30/34	515	519,563
		401,786,557
Retail — 2.3%
7-Eleven Inc.
0.95%, 02/10/26(b)	1,682	1,604,011
1.30%, 02/10/28(a)(b)	2,190	1,951,414
1.80%, 02/10/31(b)	3,045	2,495,565
2.50%, 02/10/41(a)(b)	1,407	941,062
2.80%, 02/10/51(b)	1,921	1,172,116
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	1,509	1,373,864
3.44%, 05/13/41(a)(b)	1,115	863,167
3.55%, 07/26/27(b)	1,588	1,539,618
3.63%, 05/13/51(b)	415	302,026
3.80%, 01/25/50(a)(b)	638	485,584
4.50%, 07/26/47(b)	830	704,959
5.27%, 02/12/34(b)	1,050	1,052,265
5.62%, 02/12/54(b)	625	622,405
AutoNation Inc.
1.95%, 08/01/28	525	471,516
2.40%, 08/01/31	909	758,492
3.80%, 11/15/27	720	698,515
3.85%, 03/01/32	1,125	1,023,561
4.75%, 06/01/30	840	824,331
AutoZone Inc.
1.65%, 01/15/31(a)	706	588,401
3.13%, 04/21/26	885	866,512
3.75%, 06/01/27	1,238	1,212,812
3.75%, 04/18/29	849	816,317
4.00%, 04/15/30	1,085	1,045,328
4.50%, 02/01/28	830	826,896
4.75%, 08/01/32	1,090	1,074,400
4.75%, 02/01/33	790	772,614
5.05%, 07/15/26	570	574,076
5.10%, 07/15/29	675	684,970
5.20%, 08/01/33	360	362,006
5.40%, 07/15/34(a)	1,035	1,049,725
6.25%, 11/01/28	775	817,789
6.55%, 11/01/33	740	810,834
Best Buy Co. Inc.
1.95%, 10/01/30(a)	1,252	1,069,804
4.45%, 10/01/28(a)	1,137	1,127,900
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	1,230	926,314
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,087	845,734
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(b)	230	226,114
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(b)	720	738,498
5.50%, 04/26/34(a)(b)	1,795	1,860,275
Costco Wholesale Corp.
1.38%, 06/20/27	2,195	2,040,368
1.60%, 04/20/30	2,949	2,542,494
1.75%, 04/20/32	1,529	1,265,549
3.00%, 05/18/27	1,771	1,724,633
Darden Restaurants Inc.
3.85%, 05/01/27(a)	1,345	1,316,336
4.35%, 10/15/27	440	435,469

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.55%, 10/15/29	$425	$416,573
4.55%, 02/15/48(a)	501	420,577
6.30%, 10/10/33(a)	465	494,225
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	1,160	1,027,983
4.10%, 01/15/52	1,425	1,072,204
Dollar General Corp.
3.50%, 04/03/30	1,881	1,737,536
3.88%, 04/15/27(a)	1,087	1,064,093
4.13%, 05/01/28	856	836,849
4.13%, 04/03/50	850	652,579
4.63%, 11/01/27	1,145	1,139,427
5.00%, 11/01/32(a)	1,105	1,074,181
5.20%, 07/05/28(a)	681	686,114
5.45%, 07/05/33(a)	907	906,044
5.50%, 11/01/52(a)	500	468,624
Dollar Tree Inc.
2.65%, 12/01/31(a)	1,280	1,088,769
3.38%, 12/01/51	770	510,989
4.20%, 05/15/28(a)	2,266	2,214,966
Ferguson Enterprises Inc., 5.00%, 10/03/34	1,000	979,864
Genuine Parts Co.
1.88%, 11/01/30	1,198	1,005,900
2.75%, 02/01/32	775	665,506
4.95%, 08/15/29	840	839,888
6.50%, 11/01/28(a)	615	651,040
6.88%, 11/01/33(a)	570	637,717
Home Depot Inc. (The)
0.90%, 03/15/28(a)	690	618,848
1.38%, 03/15/31	2,085	1,716,822
1.50%, 09/15/28	1,717	1,545,635
1.88%, 09/15/31	1,555	1,307,386
2.13%, 09/15/26	1,714	1,647,085
2.38%, 03/15/51	2,105	1,262,951
2.50%, 04/15/27(a)	1,135	1,088,421
2.70%, 04/15/30	2,367	2,155,556
2.75%, 09/15/51	1,680	1,089,753
2.80%, 09/14/27	1,455	1,397,809
2.88%, 04/15/27	1,477	1,430,033
2.95%, 06/15/29	2,647	2,478,823
3.00%, 04/01/26	1,839	1,806,348
3.13%, 12/15/49	1,773	1,255,731
3.25%, 04/15/32	1,890	1,719,596
3.30%, 04/15/40	1,686	1,364,373
3.35%, 04/15/50(a)	2,245	1,654,374
3.50%, 09/15/56	983	727,002
3.63%, 04/15/52	2,185	1,678,605
3.90%, 12/06/28	1,537	1,509,821
3.90%, 06/15/47	1,734	1,425,537
4.20%, 04/01/43	1,438	1,265,793
4.25%, 04/01/46	2,234	1,947,868
4.40%, 03/15/45	1,530	1,372,122
4.50%, 09/15/32	1,725	1,712,918
4.50%, 12/06/48	2,315	2,082,431
4.75%, 06/25/29(a)	1,465	1,480,659
4.85%, 06/25/31	1,610	1,628,427
4.88%, 06/25/27	1,085	1,098,259
4.88%, 02/15/44	1,364	1,304,137
4.90%, 04/15/29	805	818,391
4.95%, 09/30/26	760	767,167
4.95%, 06/25/34	2,530	2,554,920
Security	Par (000)	Value
Retail (continued)
4.95%, 09/15/52(a)	$1,345	$1,289,178
5.15%, 06/25/26	1,555	1,572,416
5.30%, 06/25/54(a)	1,785	1,803,390
5.40%, 09/15/40	865	889,596
5.40%, 06/25/64	555	565,341
5.88%, 12/16/36	4,503	4,880,512
5.95%, 04/01/41	1,576	1,712,598
InRetail Consumer, 3.25%, 03/22/28(b)	85	78,205
Lowe's Companies Inc.
1.30%, 04/15/28	895	803,650
1.70%, 09/15/28	1,960	1,763,561
1.70%, 10/15/30	1,670	1,413,047
2.50%, 04/15/26	1,489	1,449,061
2.63%, 04/01/31	1,980	1,746,407
2.80%, 09/15/41	1,486	1,062,258
3.00%, 10/15/50	2,532	1,663,354
3.10%, 05/03/27	2,035	1,966,144
3.35%, 04/01/27(a)	1,238	1,204,671
3.50%, 04/01/51	833	598,719
3.65%, 04/05/29	2,457	2,359,671
3.70%, 04/15/46	2,052	1,584,709
3.75%, 04/01/32	2,318	2,161,425
4.05%, 05/03/47	2,166	1,757,862
4.25%, 04/01/52	2,210	1,813,571
4.38%, 09/15/45	637	552,978
4.45%, 04/01/62(a)	1,560	1,286,169
4.50%, 04/15/30	2,509	2,484,647
4.55%, 04/05/49	985	853,966
4.65%, 04/15/42	684	624,922
4.80%, 04/01/26	890	892,436
5.00%, 04/15/33	1,575	1,584,451
5.00%, 04/15/40	555	543,066
5.00%, 09/15/43	326	309,461
5.13%, 04/15/50	700	661,442
5.15%, 07/01/33(a)	1,265	1,286,472
5.50%, 10/15/35(a)	725	752,821
5.63%, 04/15/53	2,115	2,141,261
5.75%, 07/01/53	640	663,500
5.80%, 10/15/36	715	755,419
5.80%, 09/15/62	1,279	1,306,876
5.85%, 04/01/63(a)	700	719,934
6.50%, 03/15/29(a)	800	860,948
6.88%, 02/15/28	810	862,267
McDonald's Corp.
2.13%, 03/01/30	997	879,033
2.63%, 09/01/29	1,551	1,427,209
3.50%, 03/01/27	1,424	1,392,383
3.50%, 07/01/27	1,547	1,509,662
3.60%, 07/01/30	1,159	1,099,855
3.63%, 05/01/43	970	775,472
3.63%, 09/01/49(a)	2,571	1,952,863
3.70%, 01/30/26	2,245	2,225,120
3.70%, 02/15/42(a)	871	711,112
3.80%, 04/01/28(a)	1,863	1,823,183
4.20%, 04/01/50(a)	1,160	967,018
4.45%, 03/01/47	1,590	1,397,580
4.45%, 09/01/48	1,103	964,729
4.60%, 09/09/32	1,220	1,212,386
4.60%, 05/26/45(a)	685	618,218
4.70%, 12/09/35	1,322	1,294,442
4.80%, 08/14/28	982	990,248

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.88%, 07/15/40	$600	$582,973
4.88%, 12/09/45	2,065	1,933,599
4.95%, 08/14/33(a)	865	876,830
5.00%, 05/17/29	755	767,962
5.15%, 09/09/52	1,145	1,108,192
5.20%, 05/17/34	475	490,532
5.45%, 08/14/53	1,270	1,274,806
5.70%, 02/01/39	711	748,042
6.30%, 10/15/37	1,332	1,471,893
6.30%, 03/01/38	1,035	1,146,359
O'Reilly Automotive Inc.
1.75%, 03/15/31	605	503,100
3.55%, 03/15/26(a)	674	663,749
3.60%, 09/01/27	1,145	1,114,972
3.90%, 06/01/29	1,036	1,003,235
4.20%, 04/01/30	1,052	1,023,557
4.35%, 06/01/28	967	958,961
4.70%, 06/15/32	1,315	1,290,841
5.00%, 08/19/34	695	687,171
5.75%, 11/20/26	685	698,685
Ross Stores Inc.
0.88%, 04/15/26	912	865,751
1.88%, 04/15/31	718	601,250
Starbucks Corp.
2.00%, 03/12/27	928	878,254
2.25%, 03/12/30(a)	1,000	886,752
2.45%, 06/15/26	741	718,033
2.55%, 11/15/30	1,589	1,410,655
3.00%, 02/14/32	1,660	1,478,887
3.35%, 03/12/50	822	581,595
3.50%, 03/01/28	789	766,470
3.50%, 11/15/50(a)	1,882	1,388,166
3.55%, 08/15/29	1,293	1,237,422
3.75%, 12/01/47	800	615,442
4.00%, 11/15/28	1,500	1,470,235
4.30%, 06/15/45	585	494,340
4.45%, 08/15/49	1,537	1,330,285
4.50%, 11/15/48	1,474	1,287,654
4.75%, 02/15/26	1,465	1,468,873
4.80%, 02/15/33	820	819,581
4.85%, 02/08/27	575	579,775
4.90%, 02/15/31(a)	475	481,528
5.00%, 02/15/34	635	636,317
Target Corp.
1.95%, 01/15/27(a)	2,045	1,947,526
2.35%, 02/15/30	1,430	1,283,670
2.50%, 04/15/26(a)	1,563	1,528,275
2.65%, 09/15/30	1,085	978,547
2.95%, 01/15/52(a)	1,780	1,196,502
3.38%, 04/15/29(a)	1,434	1,373,844
3.63%, 04/15/46	1,025	805,655
3.90%, 11/15/47	882	722,194
4.00%, 07/01/42	1,592	1,386,767
4.40%, 01/15/33	1,020	994,722
4.50%, 09/15/32(a)	1,185	1,165,950
4.50%, 09/15/34(a)	1,005	976,971
4.80%, 01/15/53(a)	1,825	1,708,990
6.35%, 11/01/32(a)	319	353,417
6.50%, 10/15/37	737	835,548
7.00%, 01/15/38	605	714,061
Tiffany & Co., 4.90%, 10/01/44(a)	465	468,541
Security	Par (000)	Value
Retail (continued)
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	$695	$624,198
1.60%, 05/15/31	815	678,034
2.25%, 09/15/26	1,675	1,613,413
3.88%, 04/15/30	1,337	1,291,571
4.50%, 04/15/50(a)	551	504,641
Tractor Supply Co.
1.75%, 11/01/30	1,275	1,075,895
5.25%, 05/15/33	410	415,716
Walmart Inc.
2.38%, 09/24/29(a)	274	252,702
2.50%, 09/22/41	1,515	1,093,139
2.65%, 09/22/51	2,198	1,439,788
2.95%, 09/24/49	983	697,978
3.05%, 07/08/26	1,220	1,195,824
3.25%, 07/08/29(a)	1,107	1,066,511
3.63%, 12/15/47	770	620,285
3.70%, 06/26/28	1,977	1,945,585
3.90%, 04/15/28(a)	1,055	1,044,341
3.95%, 06/28/38	950	878,914
4.00%, 04/15/26(a)	1,065	1,060,704
4.00%, 04/15/30(a)	1,188	1,176,831
4.00%, 04/11/43	420	371,896
4.05%, 06/29/48	2,400	2,079,201
4.10%, 04/15/33(a)	1,930	1,880,844
4.15%, 09/09/32	1,285	1,265,238
4.30%, 04/22/44	435	400,856
4.50%, 09/09/52	1,366	1,258,338
4.50%, 04/15/53	2,145	1,979,199
4.88%, 07/08/40(a)	520	512,375
5.00%, 10/25/40(a)	660	672,975
5.25%, 09/01/35	2,080	2,206,814
5.63%, 04/01/40	765	826,789
5.63%, 04/15/41	450	486,609
5.88%, 04/05/27(a)	135	140,162
6.20%, 04/15/38	1,295	1,468,607
6.50%, 08/15/37	1,325	1,545,454
7.55%, 02/15/30	1,060	1,225,383
		286,315,497
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,866	1,762,638
2.97%, 02/16/28, (1-day SOFR + 1.290%)(b)(d)	1,130	1,082,270
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(a)(b)(d)	1,780	1,698,735
4.00%, 09/14/26(b)	1,556	1,525,313
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(b)(d)	413	396,607
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(b)(d)	1,165	1,141,200
4.85%, 07/27/27(b)	1,920	1,928,184
5.13%, 07/29/29(b)	625	631,478
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(d)	1,480	1,521,946
		11,688,371
Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32	970	917,465
4.39%, 06/01/52(a)	935	822,073

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Analog Devices Inc.
1.70%, 10/01/28	$1,285	$1,162,156
2.10%, 10/01/31	1,560	1,331,023
2.80%, 10/01/41	1,107	813,500
2.95%, 10/01/51	1,838	1,245,776
3.50%, 12/05/26	1,574	1,545,957
4.25%, 10/01/32	85	82,752
5.05%, 04/01/34	935	950,764
5.30%, 12/15/45	305	305,491
5.30%, 04/01/54	840	846,768
Applied Materials Inc.
1.75%, 06/01/30	1,180	1,018,691
2.75%, 06/01/50	1,042	689,359
3.30%, 04/01/27	2,237	2,182,568
4.35%, 04/01/47	1,575	1,399,574
4.80%, 06/15/29	1,020	1,034,182
5.10%, 10/01/35(a)	683	699,469
5.85%, 06/15/41	995	1,069,752
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	1,703	1,643,235
3.88%, 01/15/27	4,352	4,286,622
Broadcom Inc.
1.95%, 02/15/28(b)	1,972	1,812,536
2.45%, 02/15/31(b)	4,005	3,493,159
2.60%, 02/15/33(b)	2,545	2,132,141
3.14%, 11/15/35(b)	4,808	3,999,639
3.19%, 11/15/36(b)	4,100	3,370,455
3.42%, 04/15/33(b)	3,355	2,983,191
3.46%, 09/15/26	1,378	1,349,952
3.47%, 04/15/34(b)	4,825	4,255,797
3.50%, 02/15/41(b)	4,549	3,641,359
3.75%, 02/15/51(b)	2,722	2,091,418
4.00%, 04/15/29(b)	1,572	1,522,886
4.11%, 09/15/28(a)	1,560	1,531,686
4.15%, 02/15/28	1,065	1,050,073
4.15%, 11/15/30	2,755	2,663,731
4.15%, 04/15/32(b)	1,940	1,841,114
4.30%, 11/15/32	2,744	2,632,429
4.35%, 02/15/30	1,560	1,529,245
4.75%, 04/15/29	1,875	1,875,151
4.80%, 10/15/34	2,205	2,156,707
4.93%, 05/15/37(b)	3,455	3,352,828
5.00%, 04/15/30	1,170	1,182,594
5.05%, 07/12/27	2,230	2,252,348
5.05%, 07/12/29	2,295	2,320,844
5.15%, 11/15/31	1,715	1,741,898
Series ., 4.55%, 02/15/32	1,240	1,213,644
Foundry JV Holdco LLC
5.88%, 01/25/34(a)(b)	1,625	1,632,262
5.90%, 01/25/30(b)	625	636,497
6.15%, 01/25/32(b)	940	963,199
6.25%, 01/25/35(b)	1,525	1,575,057
6.40%, 01/25/38(b)	660	688,158
Intel Corp.
1.60%, 08/12/28	1,630	1,451,806
2.00%, 08/12/31	1,915	1,586,224
2.45%, 11/15/29(a)	2,822	2,520,523
2.60%, 05/19/26	1,498	1,452,392
2.80%, 08/12/41(a)	1,291	872,383
3.05%, 08/12/51	2,355	1,457,902
Security	Par (000)	Value
Semiconductors (continued)
3.10%, 02/15/60	$1,523	$899,585
3.15%, 05/11/27	1,549	1,495,595
3.20%, 08/12/61	1,250	744,387
3.25%, 11/15/49	3,099	2,012,791
3.73%, 12/08/47	2,744	1,963,608
3.75%, 03/25/27	1,792	1,751,676
3.75%, 08/05/27	1,735	1,690,353
3.90%, 03/25/30	2,146	2,042,124
4.00%, 08/05/29	1,337	1,290,616
4.00%, 12/15/32	1,128	1,046,280
4.10%, 05/19/46	1,766	1,356,982
4.10%, 05/11/47	1,487	1,139,797
4.15%, 08/05/32	1,805	1,697,829
4.25%, 12/15/42(a)	873	712,994
4.60%, 03/25/40	1,028	903,807
4.75%, 03/25/50(a)	3,200	2,676,820
4.80%, 10/01/41	1,240	1,098,195
4.88%, 02/10/26	2,260	2,263,247
4.88%, 02/10/28	2,545	2,549,670
4.90%, 07/29/45(a)	1,106	964,209
4.90%, 08/05/52(a)	2,395	2,033,955
4.95%, 03/25/60	1,176	993,214
5.00%, 02/21/31	850	852,822
5.05%, 08/05/62	1,355	1,150,569
5.13%, 02/10/30	1,945	1,968,389
5.15%, 02/21/34(a)	1,370	1,363,765
5.20%, 02/10/33(a)	3,145	3,145,090
5.60%, 02/21/54	985	933,847
5.63%, 02/10/43	1,480	1,436,596
5.70%, 02/10/53(a)	2,885	2,754,004
5.90%, 02/10/63	1,750	1,702,113
KLA Corp.
3.30%, 03/01/50	1,359	993,374
4.10%, 03/15/29	1,868	1,839,348
4.65%, 07/15/32	1,525	1,522,122
4.70%, 02/01/34(a)	720	714,240
4.95%, 07/15/52	2,180	2,079,881
5.00%, 03/15/49	627	604,454
5.25%, 07/15/62(a)	1,265	1,259,218
5.65%, 11/01/34(a)	713	757,718
Lam Research Corp.
1.90%, 06/15/30	1,623	1,406,391
2.88%, 06/15/50	1,398	935,801
3.13%, 06/15/60	886	579,235
3.75%, 03/15/26	1,186	1,174,177
4.00%, 03/15/29	2,314	2,271,061
4.88%, 03/15/49	1,050	988,576
Marvell Technology Inc.
1.65%, 04/15/26	790	755,960
2.45%, 04/15/28	1,295	1,198,835
2.95%, 04/15/31	1,275	1,134,865
4.88%, 06/22/28	1,128	1,127,663
5.75%, 02/15/29	485	500,949
5.95%, 09/15/33(a)	560	590,337
Microchip Technology Inc., 5.05%, 03/15/29	815	819,328
Micron Technology Inc.
2.70%, 04/15/32	2,203	1,883,131
3.37%, 11/01/41	859	653,853
3.48%, 11/01/51(a)	890	636,177
4.19%, 02/15/27	1,692	1,671,652
4.66%, 02/15/30	1,468	1,450,013

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.98%, 02/06/26	$801	$801,881
5.30%, 01/15/31	945	957,923
5.33%, 02/06/29	1,253	1,272,452
5.38%, 04/15/28	1,097	1,117,737
5.88%, 02/09/33	1,291	1,349,230
5.88%, 09/15/33	610	638,040
6.75%, 11/01/29	2,023	2,177,446
NVIDIA Corp.
1.55%, 06/15/28	2,360	2,152,041
2.00%, 06/15/31(a)	2,165	1,871,224
2.85%, 04/01/30	2,580	2,388,126
3.20%, 09/16/26	1,744	1,710,024
3.50%, 04/01/40	1,517	1,298,608
3.50%, 04/01/50	2,989	2,352,572
3.70%, 04/01/60	769	602,773
NXP BV/NXP Funding LLC
5.35%, 03/01/26	726	729,647
5.55%, 12/01/28(a)	1,013	1,040,285
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,593	1,376,887
2.65%, 02/15/32	1,333	1,140,994
3.13%, 02/15/42	890	647,390
3.15%, 05/01/27	887	854,604
3.25%, 05/11/41	1,465	1,113,259
3.25%, 11/30/51	890	603,960
3.40%, 05/01/30	1,433	1,327,653
3.88%, 06/18/26	1,267	1,251,203
4.30%, 06/18/29	1,804	1,765,943
4.40%, 06/01/27	1,034	1,028,306
5.00%, 01/15/33	504	499,931
Qorvo Inc.
3.38%, 04/01/31(a)(b)	1,182	1,021,592
4.38%, 10/15/29	1,625	1,533,525
Qualcomm Inc.
1.30%, 05/20/28(a)	1,902	1,712,255
1.65%, 05/20/32	2,066	1,672,482
2.15%, 05/20/30	1,355	1,195,678
3.25%, 05/20/27(a)	2,939	2,860,005
3.25%, 05/20/50(a)	1,304	938,349
4.25%, 05/20/32	830	806,620
4.30%, 05/20/47	1,860	1,609,049
4.50%, 05/20/52	1,851	1,631,735
4.65%, 05/20/35	1,567	1,548,744
4.80%, 05/20/45	1,685	1,580,738
5.40%, 05/20/33(a)	1,035	1,083,038
6.00%, 05/20/53	2,040	2,224,518
Renesas Electronics Corp., 2.17%, 11/25/26(b)	1,475	1,396,067
SK Hynix Inc.
1.50%, 01/19/26(b)	1,155	1,110,982
2.38%, 01/19/31(a)(b)	1,070	916,615
5.50%, 01/16/27(a)(b)	620	624,482
5.50%, 01/16/29(a)(b)	790	803,164
6.38%, 01/17/28(a)(b)	695	724,201
6.50%, 01/17/33(b)	875	949,301
Skyworks Solutions Inc.
1.80%, 06/01/26	922	880,731
3.00%, 06/01/31	1,027	893,965
Texas Instruments Inc.
1.13%, 09/15/26	882	832,778
1.75%, 05/04/30	1,415	1,226,222
1.90%, 09/15/31(a)	870	742,277
Security	Par (000)	Value
Semiconductors (continued)
2.25%, 09/04/29	$1,630	$1,478,810
2.70%, 09/15/51	835	541,164
2.90%, 11/03/27(a)	1,404	1,350,202
3.65%, 08/16/32	755	707,320
3.88%, 03/15/39	1,447	1,287,703
4.10%, 08/16/52	640	535,646
4.15%, 05/15/48	2,219	1,902,550
4.60%, 02/08/27	556	559,073
4.60%, 02/15/28	1,125	1,133,845
4.60%, 02/08/29	755	760,415
4.85%, 02/08/34	715	722,697
4.90%, 03/14/33	1,321	1,344,198
5.00%, 03/14/53	1,210	1,172,377
5.05%, 05/18/63	1,907	1,827,831
5.15%, 02/08/54	900	893,371
TSMC Arizona Corp.
1.75%, 10/25/26	2,268	2,148,455
2.50%, 10/25/31	2,615	2,279,376
3.13%, 10/25/41	1,125	903,321
3.25%, 10/25/51	1,420	1,087,382
3.88%, 04/22/27	1,850	1,818,738
4.13%, 04/22/29(a)	615	605,594
4.25%, 04/22/32	970	951,582
4.50%, 04/22/52(a)	1,280	1,237,842
TSMC Global Ltd.
1.00%, 09/28/27(b)	1,420	1,283,216
1.25%, 04/23/26(b)	1,180	1,124,574
1.38%, 09/28/30(a)(b)	1,321	1,101,776
1.75%, 04/23/28(b)	1,705	1,553,285
2.25%, 04/23/31(b)	2,120	1,838,046
4.38%, 07/22/27(b)	35	34,836
4.63%, 07/22/32(b)	355	356,485
Xilinx Inc., 2.38%, 06/01/30	1,328	1,185,431
		277,380,086
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	985	889,717
3.48%, 12/01/27	1,151	1,106,437
4.20%, 05/01/30	717	684,257
5.35%, 01/15/30	575	579,949
5.75%, 01/15/35(a)	575	585,630
		3,845,990
Software — 2.2%
Adobe Inc.
2.15%, 02/01/27	1,565	1,494,829
2.30%, 02/01/30	2,388	2,147,010
4.80%, 04/04/29	1,132	1,149,290
4.85%, 04/04/27	740	748,256
4.95%, 04/04/34	730	743,286
AppLovin Corp.
5.13%, 12/01/29	1,250	1,258,606
5.38%, 12/01/31	410	414,097
5.50%, 12/01/34	845	854,405
5.95%, 12/01/54	190	195,093
Atlassian Corp.
5.25%, 05/15/29	640	652,491
5.50%, 05/15/34(a)	610	623,737
Autodesk Inc.
2.40%, 12/15/31	1,305	1,119,762
2.85%, 01/15/30	1,213	1,110,748

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.50%, 06/15/27	$1,179	$1,147,277
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	1,661	1,443,097
2.90%, 12/01/29	1,456	1,331,356
3.40%, 06/27/26	1,086	1,064,033
Cadence Design Systems Inc.
4.20%, 09/10/27	265	263,358
4.30%, 09/10/29	955	943,655
4.70%, 09/10/34	595	584,197
Concentrix Corp.
6.60%, 08/02/28(a)	1,430	1,465,151
6.65%, 08/02/26	1,085	1,105,799
6.85%, 08/02/33(a)	915	939,220
Constellation Software Inc./Canada
5.16%, 02/16/29(b)	495	503,273
5.46%, 02/16/34(b)	485	496,160
Electronic Arts Inc.
1.85%, 02/15/31	1,156	976,225
2.95%, 02/15/51(a)	1,472	994,084
4.80%, 03/01/26(a)	835	836,769
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,801	1,722,548
1.65%, 03/01/28	2,067	1,876,836
2.25%, 03/01/31	156	134,324
3.10%, 03/01/41	1,165	882,301
3.75%, 05/21/29(a)	30	28,750
4.50%, 08/15/46	495	424,466
5.10%, 07/15/32	1,145	1,157,092
5.63%, 07/15/52(a)	100	101,628
Series 30Y, 4.75%, 05/15/48(a)	452	393,358
Fiserv Inc.
2.25%, 06/01/27(a)	1,653	1,561,507
2.65%, 06/01/30(a)	1,438	1,285,603
3.20%, 07/01/26	2,919	2,852,338
3.50%, 07/01/29	4,565	4,329,469
4.20%, 10/01/28	1,730	1,698,113
4.40%, 07/01/49	2,995	2,590,191
4.75%, 03/15/30	1,025	1,021,554
5.15%, 03/15/27	835	845,074
5.15%, 08/12/34	1,165	1,166,825
5.35%, 03/15/31(a)	1,015	1,045,871
5.38%, 08/21/28	1,215	1,240,855
5.45%, 03/02/28	1,735	1,774,479
5.45%, 03/15/34	910	931,122
5.60%, 03/02/33	1,160	1,201,556
5.63%, 08/21/33	1,415	1,466,609
Intuit Inc.
1.35%, 07/15/27	1,204	1,114,732
1.65%, 07/15/30	1,365	1,167,227
5.13%, 09/15/28	1,312	1,343,119
5.20%, 09/15/33	1,875	1,919,709
5.25%, 09/15/26	975	987,049
5.50%, 09/15/53	1,440	1,477,522
Microsoft Corp.
1.35%, 09/15/30(a)	1,194	1,021,190
2.40%, 08/08/26	5,528	5,351,937
2.50%, 09/15/50	2,433	1,557,250
2.53%, 06/01/50	8,979	5,827,513
2.68%, 06/01/60	5,377	3,346,972
2.92%, 03/17/52(a)	8,134	5,688,552
3.04%, 03/17/62(a)	2,781	1,884,331
Security	Par (000)	Value
Software (continued)
3.30%, 02/06/27	$5,815	$5,703,750
3.40%, 09/15/26	1,468	1,445,426
3.40%, 06/15/27	1,173	1,150,528
3.45%, 08/08/36	2,211	1,977,210
3.50%, 02/12/35(a)	2,447	2,273,134
3.50%, 11/15/42	1,125	954,610
3.70%, 08/08/46	2,165	1,815,673
3.75%, 02/12/45(a)	905	790,994
3.95%, 08/08/56	705	599,109
4.00%, 02/12/55	915	790,042
4.10%, 02/06/37	1,328	1,271,603
4.20%, 11/03/35	1,346	1,316,659
4.25%, 02/06/47(a)	1,375	1,295,669
4.45%, 11/03/45	1,406	1,353,392
4.50%, 10/01/40	566	564,069
4.50%, 06/15/47	992	939,023
4.50%, 02/06/57	905	862,167
4.75%, 11/03/55	285	284,196
5.20%, 06/01/39(a)	585	635,542
5.30%, 02/08/41(a)	1,157	1,302,006
MSCI Inc.
3.25%, 08/15/33(b)	1,165	1,002,529
3.63%, 09/01/30(a)(b)	1,695	1,566,979
3.63%, 11/01/31(a)(b)	1,010	920,272
3.88%, 02/15/31(b)	1,100	1,017,671
4.00%, 11/15/29(b)	1,280	1,218,307
Open Text Corp., 6.90%, 12/01/27(b)	1,076	1,118,258
Oracle Corp.
1.65%, 03/25/26	3,720	3,576,347
2.30%, 03/25/28	3,134	2,915,752
2.65%, 07/15/26	4,382	4,249,957
2.80%, 04/01/27	3,355	3,226,634
2.88%, 03/25/31	4,892	4,364,064
2.95%, 04/01/30	4,884	4,462,970
3.25%, 11/15/27	4,175	4,034,131
3.25%, 05/15/30	945	876,363
3.60%, 04/01/40	4,389	3,566,060
3.60%, 04/01/50	6,511	4,813,363
3.65%, 03/25/41(a)	3,164	2,559,130
3.80%, 11/15/37	2,766	2,381,155
3.85%, 07/15/36	1,903	1,678,478
3.85%, 04/01/60	5,106	3,725,806
3.90%, 05/15/35	1,969	1,773,407
3.95%, 03/25/51	4,741	3,699,477
4.00%, 07/15/46	4,382	3,524,681
4.00%, 11/15/47	3,302	2,635,560
4.10%, 03/25/61	2,337	1,778,156
4.13%, 05/15/45	2,901	2,397,591
4.20%, 09/27/29	2,600	2,544,097
4.30%, 07/08/34	2,704	2,550,831
4.38%, 05/15/55	1,499	1,241,827
4.50%, 05/06/28	1,340	1,337,813
4.50%, 07/08/44	1,546	1,363,185
4.65%, 05/06/30	1,215	1,213,350
4.70%, 09/27/34	4,325	4,212,598
4.90%, 02/06/33	2,265	2,255,422
5.38%, 07/15/40	3,162	3,151,732
5.38%, 09/27/54	3,270	3,176,512
5.50%, 09/27/64	3,475	3,366,495
5.55%, 02/06/53	3,255	3,255,452
6.13%, 07/08/39	1,719	1,850,010

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
6.15%, 11/09/29(a)	$1,970	$2,090,971
6.25%, 11/09/32	3,345	3,622,367
6.50%, 04/15/38	1,825	2,016,253
6.90%, 11/09/52(a)	3,570	4,191,273
Roper Technologies Inc.
1.40%, 09/15/27	1,427	1,312,827
1.75%, 02/15/31	1,626	1,354,872
2.00%, 06/30/30	1,157	1,000,013
2.95%, 09/15/29	974	898,895
3.80%, 12/15/26	1,245	1,226,783
3.85%, 12/15/25	446	441,935
4.20%, 09/15/28	1,628	1,606,153
4.50%, 10/15/29	720	713,652
4.75%, 02/15/32(a)	675	668,618
4.90%, 10/15/34	1,475	1,448,189
Salesforce Inc.
1.50%, 07/15/28	1,756	1,589,159
1.95%, 07/15/31(a)	2,195	1,869,985
2.70%, 07/15/41(a)	1,908	1,400,460
2.90%, 07/15/51	3,178	2,144,468
3.05%, 07/15/61	1,845	1,201,393
3.70%, 04/11/28	2,562	2,512,114
ServiceNow Inc., 1.40%, 09/01/30	2,638	2,218,187
Take-Two Interactive Software Inc.
3.70%, 04/14/27	1,250	1,223,097
4.00%, 04/14/32	1,095	1,033,046
4.95%, 03/28/28	1,755	1,771,187
5.00%, 03/28/26	922	925,227
5.40%, 06/12/29	795	812,608
5.60%, 06/12/34	470	484,409
VMware LLC
1.40%, 08/15/26	2,315	2,187,300
1.80%, 08/15/28	1,448	1,307,749
2.20%, 08/15/31(a)	2,355	1,980,773
3.90%, 08/21/27	1,911	1,871,609
4.65%, 05/15/27	1,073	1,071,276
4.70%, 05/15/30	1,420	1,403,675
Workday Inc.
3.50%, 04/01/27	1,782	1,741,100
3.70%, 04/01/29	1,320	1,270,763
3.80%, 04/01/32	2,035	1,884,889
		275,449,335
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30	1,440	1,302,934
3.63%, 04/22/29	1,525	1,450,052
4.38%, 07/16/42(a)	1,975	1,736,256
4.38%, 04/22/49(a)	2,067	1,793,518
4.70%, 07/21/32	1,195	1,171,058
6.13%, 11/15/37	625	664,551
6.13%, 03/30/40	2,490	2,654,690
6.38%, 03/01/35	1,590	1,734,992
AT&T Inc.
1.65%, 02/01/28	3,618	3,302,643
1.70%, 03/25/26	4,169	4,011,890
2.25%, 02/01/32	4,335	3,652,515
2.30%, 06/01/27	3,912	3,700,277
2.55%, 12/01/33	5,824	4,799,532
2.75%, 06/01/31	4,567	4,052,035
2.95%, 07/15/26(a)	779	759,489
3.10%, 02/01/43	1,258	945,812
Security	Par (000)	Value
Telecommunications (continued)
3.30%, 02/01/52	$1,625	$1,142,583
3.50%, 06/01/41	3,629	2,902,783
3.50%, 09/15/53	10,768	7,694,609
3.50%, 02/01/61	900	616,533
3.55%, 09/15/55	10,845	7,706,835
3.65%, 06/01/51(a)	4,474	3,318,619
3.65%, 09/15/59	9,044	6,397,728
3.80%, 02/15/27	1,493	1,468,187
3.80%, 12/01/57	8,298	6,106,776
3.85%, 06/01/60	2,185	1,602,590
3.88%, 01/15/26	522	517,065
4.10%, 02/15/28	2,690	2,650,173
4.25%, 03/01/27	2,207	2,192,098
4.30%, 02/15/30	4,835	4,738,765
4.30%, 12/15/42(a)	2,103	1,836,629
4.35%, 03/01/29	5,055	5,001,094
4.35%, 06/15/45	1,845	1,577,134
4.50%, 05/15/35(a)	3,645	3,463,615
4.50%, 03/09/48(a)	2,265	1,972,004
4.55%, 03/09/49	1,470	1,292,333
4.65%, 06/01/44	871	777,691
4.75%, 05/15/46	2,690	2,445,883
4.80%, 06/15/44	857	782,294
4.85%, 03/01/39	1,629	1,559,877
4.85%, 07/15/45	520	471,778
4.90%, 08/15/37	886	857,950
5.15%, 03/15/42(a)	466	449,585
5.15%, 11/15/46(a)	1,190	1,141,865
5.15%, 02/15/50	938	892,572
5.25%, 03/01/37	1,745	1,755,363
5.35%, 09/01/40(a)	676	673,310
5.40%, 02/15/34(a)	3,999	4,111,064
5.45%, 03/01/47	908	901,454
5.55%, 08/15/41(a)	703	712,744
5.65%, 02/15/47(a)	915	938,497
5.70%, 03/01/57(a)	650	656,599
6.00%, 08/15/40	723	760,037
6.15%, 09/15/34(a)	125	133,276
6.25%, 03/29/41(a)	180	191,827
6.30%, 01/15/38(a)	730	803,721
6.38%, 03/01/41	618	674,107
6.55%, 02/15/39	582	643,006
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	1,180	861,561
4.30%, 07/29/49	902	740,860
4.46%, 04/01/48	1,913	1,628,042
5.10%, 05/11/33	1,620	1,604,455
5.20%, 02/15/34	895	893,544
5.55%, 02/15/54(a)	965	954,948
Series US-4, 3.65%, 03/17/51	766	560,599
Series US-5, 2.15%, 02/15/32(a)	1,140	943,345
Series US-6, 3.20%, 02/15/52	1,165	785,945
Bharti Airtel Ltd., 3.25%, 06/03/31(b)	225	202,746
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	1,612	1,498,884
4.25%, 11/08/49(a)(b)	910	743,449
5.13%, 12/04/28	1,670	1,692,607
9.63%, 12/15/30	3,884	4,778,574
Cisco Systems Inc.
2.50%, 09/20/26	2,132	2,067,074
2.95%, 02/28/26	1,218	1,196,630

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.80%, 02/26/27	$2,280	$2,301,381
4.85%, 02/26/29	3,040	3,088,733
4.90%, 02/26/26	1,135	1,141,809
4.95%, 02/26/31	2,910	2,963,179
5.05%, 02/26/34	2,885	2,941,734
5.30%, 02/26/54	2,835	2,906,061
5.35%, 02/26/64	1,450	1,476,313
5.50%, 01/15/40	3,035	3,172,037
5.90%, 02/15/39	3,101	3,373,130
Corning Inc.
3.90%, 11/15/49	811	644,624
4.38%, 11/15/57	1,080	887,990
4.70%, 03/15/37	725	689,860
4.75%, 03/15/42(a)	580	534,597
5.35%, 11/15/48	826	809,222
5.45%, 11/15/79	1,251	1,199,095
5.75%, 08/15/40	681	702,359
5.85%, 11/15/68(a)	448	457,122
7.25%, 08/15/36(a)	672	697,706
Deutsche Telekom AG, 3.63%, 01/21/50(b)	1,832	1,386,488
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)(b)	1,253	1,226,238
4.38%, 06/21/28(a)(b)	1,660	1,640,076
4.75%, 06/21/38(b)	1,211	1,148,073
4.88%, 03/06/42(a)(b)	1,513	1,411,098
8.75%, 06/15/30(h)	5,254	6,192,600
9.25%, 06/01/32	1,146	1,452,680
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)(b)	520	433,706
4.75%, 08/01/26(b)	1,053	1,047,066
Juniper Networks Inc.
1.20%, 12/10/25	671	646,816
2.00%, 12/10/30(a)	908	763,856
3.75%, 08/15/29	829	791,693
5.95%, 03/15/41	601	614,600
Koninklijke KPN NV, 8.38%, 10/01/30(a)	1,133	1,329,265
KT Corp.
2.50%, 07/18/26(b)	245	236,058
4.13%, 02/02/28(b)	5	4,924
Motorola Solutions Inc.
2.30%, 11/15/30	1,594	1,378,712
2.75%, 05/24/31	1,500	1,317,669
4.60%, 02/23/28(a)	1,387	1,386,511
4.60%, 05/23/29(a)	1,504	1,497,011
5.00%, 04/15/29	750	756,597
5.40%, 04/15/34	885	903,229
5.50%, 09/01/44	714	718,675
5.60%, 06/01/32	905	942,206
NBN Co. Ltd.
1.45%, 05/05/26(b)	1,711	1,634,739
1.63%, 01/08/27(a)(b)	1,674	1,573,020
2.50%, 01/08/32(a)(b)	1,740	1,494,854
2.63%, 05/05/31(a)(b)	2,099	1,849,556
4.00%, 10/01/27(b)	765	753,226
4.25%, 10/01/29(b)	895	876,763
5.75%, 10/06/28(b)	2,005	2,079,428
6.00%, 10/06/33(a)(b)	1,300	1,396,417
Nokia OYJ
4.38%, 06/12/27	1,045	1,025,418
6.63%, 05/15/39	820	841,748
Security	Par (000)	Value
Telecommunications (continued)
NTT Finance Corp.
1.16%, 04/03/26(b)	$4,089	$3,907,718
1.59%, 04/03/28(b)	2,175	1,964,988
2.07%, 04/03/31(b)	1,657	1,411,477
4.37%, 07/27/27(b)	1,300	1,291,987
5.10%, 07/02/27(b)	1,000	1,011,407
5.11%, 07/02/29(b)	1,360	1,382,723
5.14%, 07/02/31(a)(b)	1,375	1,399,212
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	1,175	1,031,168
3.75%, 06/22/26(a)(b)	1,463	1,437,397
3.88%, 01/31/28(a)(b)	918	893,205
4.50%, 01/31/43(b)	870	798,119
4.63%, 10/10/34(b)	105	101,986
Orange SA
5.38%, 01/13/42(a)	2,006	1,998,702
5.50%, 02/06/44(a)	930	938,173
9.00%, 03/01/31	3,613	4,378,565
Rogers Communications Inc.
2.90%, 11/15/26	1,247	1,202,443
3.20%, 03/15/27	2,081	2,011,793
3.63%, 12/15/25	1,044	1,030,958
3.70%, 11/15/49	1,758	1,301,433
3.80%, 03/15/32	2,996	2,749,484
4.30%, 02/15/48	1,062	877,402
4.35%, 05/01/49	1,813	1,503,038
4.50%, 03/15/42	1,313	1,155,931
4.50%, 03/15/43	708	614,562
4.55%, 03/15/52	3,120	2,645,220
5.00%, 02/15/29	1,978	1,987,165
5.00%, 03/15/44	1,498	1,392,011
5.30%, 02/15/34	1,385	1,386,202
5.45%, 10/01/43	936	915,889
7.50%, 08/15/38(a)	565	661,874
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,372	1,335,829
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	774	604,093
SES SA, 5.30%, 04/04/43(b)	590	455,060
Sprint Capital Corp.
6.88%, 11/15/28(a)	2,995	3,215,472
8.75%, 03/15/32	2,690	3,268,993
Sprint LLC, 7.63%, 03/01/26	1,089	1,116,771
Telefonica Emisiones SA
4.10%, 03/08/27(a)	2,023	1,997,706
4.67%, 03/06/38(a)	760	697,402
4.90%, 03/06/48	2,206	1,968,640
5.21%, 03/08/47(a)	3,522	3,264,877
5.52%, 03/01/49	1,913	1,850,146
7.05%, 06/20/36	2,697	3,045,915
Telefonica Europe BV, 8.25%, 09/15/30(a)	2,110	2,439,045
TELUS Corp.
2.80%, 02/16/27	1,352	1,297,221
3.40%, 05/13/32	1,616	1,455,324
3.70%, 09/15/27	1,252	1,216,922
4.30%, 06/15/49	805	654,024
4.60%, 11/16/48	1,229	1,059,590
T-Mobile USA Inc.
1.50%, 02/15/26	1,562	1,502,859
2.05%, 02/15/28	2,969	2,739,687
2.25%, 02/15/26	2,320	2,249,762
2.25%, 11/15/31	1,907	1,612,814

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.40%, 03/15/29	$970	$880,638
2.55%, 02/15/31	3,307	2,890,710
2.63%, 04/15/26	1,850	1,799,015
2.63%, 02/15/29	2,082	1,910,393
2.70%, 03/15/32	1,860	1,606,485
2.88%, 02/15/31	1,965	1,743,182
3.00%, 02/15/41	4,001	2,985,814
3.30%, 02/15/51	4,632	3,257,483
3.38%, 04/15/29	3,091	2,912,952
3.40%, 10/15/52	4,335	3,076,213
3.50%, 04/15/31	3,480	3,210,405
3.60%, 11/15/60(a)	2,406	1,691,683
3.75%, 04/15/27	5,679	5,563,379
3.88%, 04/15/30	9,902	9,460,691
4.20%, 10/01/29	1,305	1,276,972
4.38%, 04/15/40	3,121	2,810,325
4.50%, 04/15/50	4,424	3,825,105
4.70%, 01/15/35	1,380	1,338,271
4.75%, 02/01/28	2,585	2,575,102
4.80%, 07/15/28	2,005	2,009,628
4.85%, 01/15/29	2,105	2,116,375
4.95%, 03/15/28	2,215	2,232,883
5.05%, 07/15/33	3,870	3,881,678
5.15%, 04/15/34	1,280	1,290,546
5.20%, 01/15/33	1,925	1,947,484
5.25%, 06/15/55	2,140	2,059,964
5.38%, 04/15/27	299	299,813
5.50%, 01/15/55(a)	1,128	1,126,620
5.65%, 01/15/53	2,441	2,490,265
5.75%, 01/15/34	1,815	1,904,515
5.75%, 01/15/54	2,137	2,200,779
5.80%, 09/15/62	1,020	1,052,253
6.00%, 06/15/54	1,355	1,448,750
Verizon Communications Inc.
1.50%, 09/18/30	2,305	1,934,133
1.68%, 10/30/30	2,103	1,766,725
1.75%, 01/20/31	3,772	3,155,393
2.10%, 03/22/28	4,865	4,488,365
2.36%, 03/15/32	6,770	5,712,841
2.55%, 03/21/31	5,328	4,658,648
2.63%, 08/15/26	2,632	2,559,015
2.65%, 11/20/40(a)	4,362	3,110,909
2.85%, 09/03/41	2,045	1,480,244
2.88%, 11/20/50(a)	3,648	2,375,795
2.99%, 10/30/56	5,466	3,459,016
3.00%, 03/22/27	1,446	1,398,088
3.00%, 11/20/60(a)	2,810	1,741,335
3.15%, 03/22/30	2,408	2,228,442
3.40%, 03/22/41	4,963	3,913,910
3.55%, 03/22/51(a)	5,685	4,225,456
3.70%, 03/22/61	4,482	3,254,147
3.85%, 11/01/42	1,069	877,974
3.88%, 02/08/29	2,653	2,582,461
3.88%, 03/01/52	1,807	1,415,397
4.00%, 03/22/50	1,910	1,536,593
4.02%, 12/03/29	5,625	5,458,297
4.13%, 03/16/27	4,165	4,126,648
4.13%, 08/15/46	1,397	1,163,514
4.27%, 01/15/36	1,130	1,046,691
4.33%, 09/21/28	6,188	6,129,154
4.40%, 11/01/34	2,900	2,762,427
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 08/10/33(a)	$3,367	$3,253,693
4.52%, 09/15/48	2,055	1,808,545
4.67%, 03/15/55	1,085	967,727
4.75%, 11/01/41	1,015	949,277
4.78%, 02/15/35(a)(b)	345	336,392
4.81%, 03/15/39	1,855	1,773,604
4.86%, 08/21/46	3,340	3,118,251
5.01%, 04/15/49(a)	1,015	986,812
5.01%, 08/21/54	865	810,307
5.05%, 05/09/33	1,625	1,644,253
5.25%, 03/16/37(a)	1,743	1,750,371
5.50%, 03/16/47	580	594,242
5.50%, 02/23/54	1,005	1,016,425
5.85%, 09/15/35(a)	640	676,011
6.40%, 09/15/33(a)	825	910,518
6.55%, 09/15/43	1,335	1,526,066
7.75%, 12/01/30	1,200	1,385,056
Vodafone Group PLC
4.25%, 09/17/50	2,917	2,356,210
4.38%, 05/30/28(a)	1,029	1,029,884
4.88%, 06/19/49	2,847	2,564,110
5.00%, 05/30/38(a)	582	566,070
5.13%, 06/19/59	594	538,818
5.25%, 05/30/48(a)	1,236	1,193,822
5.63%, 02/10/53	1,410	1,399,749
5.75%, 06/28/54	2,025	2,032,475
5.75%, 02/10/63	695	685,443
5.88%, 06/28/64	1,685	1,687,214
6.15%, 02/27/37	890	960,585
6.25%, 11/30/32(a)	901	982,208
7.88%, 02/15/30	1,213	1,389,353
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)(b)	850	740,022
3.38%, 04/29/30(b)	125	114,999
4.10%, 07/14/51(a)(b)	545	432,398
		504,205,411
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	957	928,824
3.55%, 11/19/26	1,343	1,313,634
3.90%, 11/19/29(a)	1,895	1,800,331
5.10%, 05/15/44(a)	562	512,217
6.05%, 05/14/34	650	668,963
6.35%, 03/15/40(a)	724	761,106
Mattel Inc.
3.38%, 04/01/26(b)	290	282,559
3.75%, 04/01/29(a)(b)	1,192	1,127,487
5.45%, 11/01/41	620	571,818
5.88%, 12/15/27(b)	1,107	1,109,701
6.20%, 10/01/40(a)	490	492,155
		9,568,795
Transportation — 1.8%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)	1,499	1,484,557
5.88%, 09/14/33(a)(b)	1,285	1,352,673
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	790	523,906
3.05%, 02/15/51	1,101	761,943
3.25%, 06/15/27	1,268	1,233,292
3.30%, 09/15/51	1,522	1,106,398

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.55%, 02/15/50	$1,274	$977,645
3.90%, 08/01/46	1,129	925,928
4.05%, 06/15/48	1,246	1,047,424
4.13%, 06/15/47	1,190	1,011,621
4.15%, 04/01/45	952	820,238
4.15%, 12/15/48	1,269	1,078,073
4.38%, 09/01/42	927	836,675
4.40%, 03/15/42	950	861,900
4.45%, 03/15/43	1,282	1,164,610
4.45%, 01/15/53	1,605	1,424,426
4.55%, 09/01/44	1,330	1,211,951
4.70%, 09/01/45	937	867,364
4.90%, 04/01/44	1,307	1,251,124
4.95%, 09/15/41	530	513,771
5.05%, 03/01/41	770	757,617
5.15%, 09/01/43	992	992,265
5.20%, 04/15/54(a)	2,075	2,071,937
5.40%, 06/01/41(a)	817	833,982
5.50%, 03/15/55	1,675	1,736,842
5.75%, 05/01/40	1,265	1,344,718
6.15%, 05/01/37	972	1,074,416
6.20%, 08/15/36	499	553,401
7.95%, 08/15/30(a)	225	263,267
Canadian National Railway Co.
2.45%, 05/01/50	1,502	931,089
2.75%, 03/01/26	1,110	1,085,367
3.20%, 08/02/46	1,655	1,225,339
3.50%, 11/15/42	160	125,712
3.65%, 02/03/48	629	500,654
3.85%, 08/05/32	1,237	1,170,802
4.38%, 09/18/34(a)	970	935,505
4.40%, 08/05/52(a)	905	805,315
4.45%, 01/20/49	796	715,464
4.50%, 11/07/43(a)	320	287,757
5.85%, 11/01/33	250	268,762
6.13%, 11/01/53	195	222,198
6.20%, 06/01/36	490	541,832
6.25%, 08/01/34(a)	841	933,534
6.38%, 11/15/37	570	642,464
6.71%, 07/15/36(a)	115	132,045
6.90%, 07/15/28	740	800,067
Canadian Pacific Railway Co.
1.75%, 12/02/26	1,904	1,799,427
2.05%, 03/05/30	972	853,845
2.45%, 12/02/31	1,255	1,091,843
2.88%, 11/15/29	907	834,032
3.00%, 12/02/41(a)	1,205	914,659
3.10%, 12/02/51(a)	2,435	1,684,606
3.50%, 05/01/50	1,244	935,084
3.70%, 02/01/26(a)	793	781,444
4.00%, 06/01/28	804	788,494
4.20%, 11/15/69(a)	676	531,371
4.30%, 05/15/43(a)	689	605,299
4.70%, 05/01/48(a)	681	624,468
4.80%, 09/15/35	690	682,844
4.80%, 08/01/45	808	750,338
4.95%, 08/15/45	704	670,381
5.75%, 03/15/33(a)	505	529,785
5.75%, 01/15/42(a)	482	491,513
5.95%, 05/15/37	817	870,732
6.13%, 09/15/2115(a)	721	772,846
Security	Par (000)	Value
Transportation (continued)
7.13%, 10/15/31(a)	$635	$719,126
Central Japan Railway Co., 4.25%, 11/24/45(b)	210	184,284
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,263	1,242,095
CSX Corp.
2.40%, 02/15/30(a)	1,181	1,058,974
2.50%, 05/15/51	599	366,902
2.60%, 11/01/26	1,385	1,338,006
3.25%, 06/01/27	1,527	1,484,273
3.35%, 09/15/49	1,175	866,777
3.80%, 03/01/28	1,140	1,115,616
3.80%, 11/01/46	1,166	939,766
3.80%, 04/15/50	916	731,041
3.95%, 05/01/50	548	446,688
4.10%, 11/15/32	1,210	1,158,068
4.10%, 03/15/44	1,033	887,114
4.25%, 03/15/29	2,242	2,219,454
4.25%, 11/01/66	560	453,963
4.30%, 03/01/48	1,574	1,360,599
4.40%, 03/01/43	605	545,918
4.50%, 03/15/49	773	688,319
4.50%, 11/15/52(a)	1,167	1,039,914
4.50%, 08/01/54	495	437,518
4.65%, 03/01/68	625	542,618
4.75%, 05/30/42	1,125	1,059,071
4.75%, 11/15/48	1,068	987,036
4.90%, 03/15/55(a)	180	169,567
5.20%, 11/15/33(a)	995	1,022,894
5.50%, 04/15/41	805	828,180
6.00%, 10/01/36	610	661,780
6.15%, 05/01/37	951	1,043,491
6.22%, 04/30/40	928	1,027,593
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(a)(b)	415	258,856
3.83%, 09/14/61(a)(b)	920	616,392
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(a)(b)	765	711,385
3.69%, 09/13/61(b)	635	432,204
4.70%, 05/07/50(a)(b)	1,419	1,199,296
5.00%, 01/25/47(a)(b)	497	440,641
ENA Master Trust, 4.00%, 05/19/48(b)	185	138,565
FedEx Corp.
2.40%, 05/15/31(a)	995	863,668
3.10%, 08/05/29(a)	2,145	2,008,046
3.25%, 04/01/26	1,442	1,417,043
3.25%, 05/15/41	1,245	946,071
3.40%, 02/15/28	749	723,732
3.88%, 08/01/42	858	693,011
3.90%, 02/01/35	998	905,081
4.05%, 02/15/48	1,588	1,276,593
4.10%, 04/15/43	746	620,866
4.10%, 02/01/45	1,173	960,730
4.20%, 10/17/28(a)	1,005	991,823
4.25%, 05/15/30(a)	1,095	1,077,589
4.40%, 01/15/47	1,209	1,024,064
4.50%, 02/01/65	198	157,069
4.55%, 04/01/46	1,843	1,599,831
4.75%, 11/15/45	1,867	1,665,277
4.90%, 01/15/34	945	947,833
4.95%, 10/17/48(a)	1,078	986,370
5.10%, 01/15/44	739	702,900
5.25%, 05/15/50(a)	1,877	1,804,248

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
JB Hunt Transport Services Inc., 3.88%, 03/01/26	$1,103	$1,092,453
Kirby Corp., 4.20%, 03/01/28	1,009	986,847
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	1,205	1,172,621
Norfolk Southern Corp.
2.30%, 05/15/31(a)	657	571,694
2.55%, 11/01/29	956	868,444
2.90%, 06/15/26	662	645,502
2.90%, 08/25/51	815	532,133
3.00%, 03/15/32	809	720,095
3.05%, 05/15/50	1,347	920,839
3.15%, 06/01/27	503	486,968
3.16%, 05/15/55	1,209	812,706
3.40%, 11/01/49	654	478,390
3.70%, 03/15/53	681	518,294
3.80%, 08/01/28	760	742,243
3.94%, 11/01/47	1,138	922,997
3.95%, 10/01/42	881	743,734
4.05%, 08/15/52	1,271	1,032,088
4.10%, 05/15/49	699	576,682
4.10%, 05/15/2121	635	469,294
4.15%, 02/28/48	1,117	938,407
4.45%, 03/01/33	620	603,922
4.45%, 06/15/45	712	633,107
4.55%, 06/01/53	1,160	1,021,804
4.65%, 01/15/46	750	681,359
4.80%, 08/15/43	195	178,269
4.84%, 10/01/41	1,021	968,825
5.05%, 08/01/30(a)	1,115	1,137,089
5.10%, 12/31/49	100	90,509
5.35%, 08/01/54(a)	1,365	1,364,623
5.55%, 03/15/34	1,070	1,115,407
5.95%, 03/15/64(a)	790	851,005
7.25%, 02/15/31(a)	715	806,090
7.80%, 05/15/27	715	768,050
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	924	951,639
Ryder System Inc.
1.75%, 09/01/26	812	769,964
2.85%, 03/01/27	804	771,358
2.90%, 12/01/26	859	828,380
4.30%, 06/15/27(a)	570	564,381
4.90%, 12/01/29	190	190,457
4.95%, 09/01/29	275	276,469
5.25%, 06/01/28(a)	900	914,684
5.30%, 03/15/27	485	491,318
5.38%, 03/15/29	625	639,015
5.50%, 06/01/29	335	344,011
5.65%, 03/01/28(a)	1,100	1,132,171
6.30%, 12/01/28(a)	1,185	1,254,048
6.60%, 12/01/33(a)	765	842,047
TTX Co.
3.90%, 02/01/45(b)	80	66,382
4.20%, 07/01/46(a)(b)	700	603,661
4.60%, 02/01/49(b)	599	549,420
4.65%, 06/15/44(b)	110	97,750
5.05%, 11/15/34(b)	250	251,902
5.50%, 09/25/26(b)	1,123	1,136,188
5.65%, 12/01/52(a)(b)	525	560,141
5.75%, 11/22/33(b)	470	498,377
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27(a)	$929	$885,558
2.38%, 05/20/31	1,440	1,262,979
2.40%, 02/05/30	1,744	1,568,059
2.75%, 03/01/26	1,054	1,031,248
2.80%, 02/14/32	1,960	1,741,552
2.89%, 04/06/36	1,214	1,010,907
2.95%, 03/10/52	1,415	949,084
2.97%, 09/16/62	1,684	1,042,526
3.00%, 04/15/27(a)	798	771,930
3.20%, 05/20/41	1,291	1,011,740
3.25%, 02/05/50	2,642	1,905,335
3.35%, 08/15/46(a)	200	150,635
3.38%, 02/01/35(a)	890	790,888
3.38%, 02/14/42	690	550,408
3.50%, 02/14/53	1,960	1,464,135
3.55%, 08/15/39	997	842,520
3.55%, 05/20/61	893	640,888
3.60%, 09/15/37	887	766,502
3.70%, 03/01/29	1,641	1,588,030
3.75%, 02/05/70	875	631,676
3.80%, 10/01/51	1,695	1,340,554
3.80%, 04/06/71	980	717,320
3.84%, 03/20/60	2,582	1,969,248
3.85%, 02/14/72	605	450,688
3.88%, 02/01/55	725	575,300
3.95%, 09/10/28	1,751	1,720,830
3.95%, 08/15/59	695	546,084
4.00%, 04/15/47	895	743,359
4.05%, 11/15/45(a)	780	659,040
4.05%, 03/01/46	823	698,157
4.10%, 09/15/67	782	610,210
4.30%, 03/01/49	838	729,138
4.50%, 01/20/33(a)	1,330	1,312,344
4.50%, 09/10/48	677	606,747
4.75%, 02/21/26	835	837,133
4.95%, 09/09/52	856	833,270
4.95%, 05/15/53	830	802,058
5.15%, 01/20/63	345	335,241
6.63%, 02/01/29(a)	547	592,725
United Parcel Service Inc.
2.40%, 11/15/26	1,103	1,062,110
2.50%, 09/01/29	939	859,746
3.05%, 11/15/27	1,811	1,745,901
3.40%, 03/15/29(a)	1,499	1,439,654
3.40%, 11/15/46	905	690,309
3.40%, 09/01/49	948	707,454
3.63%, 10/01/42	726	593,052
3.75%, 11/15/47	1,870	1,488,783
4.25%, 03/15/49	719	619,294
4.45%, 04/01/30(a)	1,207	1,204,587
4.88%, 03/03/33(a)	1,320	1,331,314
4.88%, 11/15/40	874	851,338
5.05%, 03/03/53(a)	1,650	1,596,309
5.15%, 05/22/34(a)	1,095	1,120,512
5.20%, 04/01/40	972	978,968
5.30%, 04/01/50	1,905	1,924,274
5.50%, 05/22/54	1,240	1,280,450
5.60%, 05/22/64(a)	895	926,026
6.20%, 01/15/38	2,299	2,547,608

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	$1,220	$1,388,991
Walmart Inc.
1.05%, 09/17/26	1,955	1,846,105
1.50%, 09/22/28	2,225	2,013,283
1.80%, 09/22/31	2,560	2,181,443
3.95%, 09/09/27	1,490	1,479,666
XPO Inc., 6.25%, 06/01/28(b)	1,355	1,374,868
		218,541,054
Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28(b)	735	692,289
GATX Corp.
1.90%, 06/01/31(a)	475	393,246
3.10%, 06/01/51	485	325,241
3.25%, 09/15/26	558	543,415
3.50%, 03/15/28(a)	318	305,035
3.50%, 06/01/32	551	494,746
3.85%, 03/30/27	566	554,216
4.00%, 06/30/30(a)	690	659,881
4.50%, 03/30/45(a)	185	156,763
4.55%, 11/07/28	405	402,595
4.70%, 04/01/29	750	747,651
4.90%, 03/15/33	565	553,596
5.20%, 03/15/44	290	276,570
5.40%, 03/15/27	310	314,172
5.45%, 09/15/33	470	483,249
6.05%, 03/15/34	735	782,645
6.05%, 06/05/54(a)	565	612,451
6.90%, 05/01/34	1,255	1,410,698
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(b)	1,297	1,235,450
3.35%, 11/01/29(a)(b)	713	665,420
3.40%, 11/15/26(b)	1,058	1,028,282
4.20%, 04/01/27(b)	992	977,877
4.40%, 07/01/27(b)	952	943,218
4.45%, 01/29/26(b)	817	811,010
5.25%, 07/01/29(a)(b)	710	720,726
5.35%, 01/12/27(b)	585	590,786
5.35%, 03/30/29(a)(b)	610	620,495
5.55%, 05/01/28(a)(b)	970	991,461
5.70%, 02/01/28(a)(b)	1,445	1,482,189
5.75%, 05/24/26(b)	715	723,319
5.88%, 11/15/27(a)(b)	1,040	1,070,826
6.05%, 08/01/28(b)	1,740	1,808,881
6.20%, 06/15/30(a)(b)	640	680,772
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	1,065	1,007,883
2.30%, 06/15/28(a)(b)	745	680,285
5.30%, 04/03/29(a)(b)	1,020	1,031,711
5.45%, 05/03/28(b)	805	817,824
5.55%, 04/03/34(b)	1,180	1,199,429
5.70%, 07/25/33(b)	1,400	1,445,926
		30,242,229
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(a)	620	589,414
3.38%, 01/20/27(a)	532	507,219
		1,096,633
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	$780	$672,633
2.80%, 05/01/30	960	871,153
2.95%, 09/01/27(a)	977	935,480
3.00%, 12/01/26	525	506,969
3.25%, 06/01/51(a)	745	529,494
3.45%, 06/01/29	916	870,574
3.45%, 05/01/50	814	600,237
3.75%, 09/01/28	657	637,432
3.75%, 09/01/47	921	722,965
4.00%, 12/01/46	596	489,622
4.15%, 06/01/49	878	732,630
4.20%, 09/01/48	1,017	853,402
4.30%, 12/01/42	521	459,236
4.30%, 09/01/45	351	303,619
4.45%, 06/01/32(a)	875	856,791
5.15%, 03/01/34	745	757,405
5.45%, 03/01/54	895	908,282
6.59%, 10/15/37	799	906,999
Essential Utilities Inc.
2.40%, 05/01/31	830	718,097
2.70%, 04/15/30	819	736,296
3.35%, 04/15/50	572	400,578
3.57%, 05/01/29(a)	905	860,153
4.28%, 05/01/49(a)	821	676,684
4.80%, 08/15/27	550	551,292
5.30%, 05/01/52	700	672,011
5.38%, 01/15/34(a)	390	395,844
United Utilities PLC, 6.88%, 08/15/28	330	352,809
		17,978,687
Total Corporate Bonds & Notes — 98.5% (Cost: $12,900,929,303)		12,278,746,413
Foreign Government Obligations(i)
Japan — 0.0%
Development Bank of Japan Inc., 5.13%, 09/01/26(b)	60	60,604
South Korea — 0.2%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	300	295,587
4.88%, 01/31/27(a)(b)	1,610	1,618,750
5.13%, 04/23/34(b)	455	466,802
5.38%, 04/06/26(b)	115	115,811
5.38%, 07/31/26(a)(b)	640	646,308
5.50%, 04/06/28(b)	370	379,910
7.00%, 02/01/27(a)	910	955,078
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	930	879,307
2.00%, 07/13/31(b)	935	790,250
2.25%, 07/18/26(b)	150	144,297
3.13%, 07/20/27(b)	1,266	1,221,145
3.50%, 07/02/26(a)(b)	715	702,342
3.88%, 07/13/27(a)(b)	1,190	1,170,874
4.88%, 07/05/28(b)	40	40,350
5.00%, 07/08/29(b)	655	665,046
Korea Housing Finance Corp.
4.13%, 03/12/28(b)	230	226,912
4.63%, 02/24/28(a)(b)	695	696,289
4.63%, 02/24/33(a)(b)	693	688,806

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
4.88%, 08/27/27(a)(b)	$400	$403,734
5.38%, 11/15/26(a)(b)	1,270	1,289,688
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	585	557,314
3.13%, 07/25/27(b)	1,170	1,125,100
4.25%, 07/27/27(b)	255	252,335
4.63%, 07/29/29(b)	315	313,751
5.00%, 07/18/28(b)	165	166,443
Korea National Oil Corp.
1.25%, 04/07/26(b)	1,000	954,609
2.38%, 04/07/31(b)	970	843,796
2.50%, 10/24/26(b)	143	137,233
2.63%, 04/18/32(b)	500	431,725
3.38%, 03/27/27(b)	500	486,388
4.88%, 04/03/29(a)(b)	1,000	1,007,514
		19,673,494
Total Foreign Government Obligations — 0.2% (Cost: $19,943,294)		19,734,098
Total Long-Term Investments — 98.7% (Cost: $12,920,872,597)		12,298,480,511
	Shares
Short-Term Securities
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(j)(k)(l)	1,130,972,321	1,131,537,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(j)(k)	45,920,000	45,920,000
Total Short-Term Securities — 9.4% (Cost: $1,176,997,938)		1,177,457,807
Total Investments — 108.1% (Cost: $14,097,870,535)		13,475,938,318
Liabilities in Excess of Other Assets — (8.1)%		(1,013,654,091)
Net Assets — 100.0%		$12,462,284,227

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Zero-coupon bond.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,213,303,118	$—	$(81,759,169)(a)	$(69,322)	$63,180	$1,131,537,807	1,130,972,321	$2,390,223 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	14,600,000	31,320,000 (a)	—	—	—	45,920,000	45,920,000	1,139,940	—
				$(69,322)	$63,180	$1,177,457,807		$3,530,163	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$12,278,573,004	$173,409	$12,278,746,413
Foreign Government Obligations	—	19,734,098	—	19,734,098
Short-Term Securities
Money Market Funds	1,177,457,807	—	—	1,177,457,807
	$1,177,457,807	$12,298,307,102	$173,409	$13,475,938,318

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate